       AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 27, 2012.

                                                            FILE NOS. 333-137862
                                                                       811-09003
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER

                         THE SECURITIES ACT OF 1933                         [  ]


                            Pre-Effective Amendment No.                          [ ]

                           Post-Effective Amendment No. 11                       [X]


                                     and/or

                             REGISTRATION STATEMENT
                                      UNDER

                     THE INVESTMENT COMPANY ACT OF 1940                     [  ]


                                  Amendment No. 12                               [X]


                        (Check Appropriate Box or Boxes)

                                  ------------

                         VARIABLE ANNUITY ACCOUNT SEVEN
                           (Exact Name of Registrant)

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                               (Name of Depositor)

                               1 SUNAMERICA CENTER

                       LOS ANGELES, CALIFORNIA 90067-6121

              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 871-2000


                             MALLARY L. REZNIK, ESQ.
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                               1 SUNAMERICA CENTER

                       LOS ANGELES, CALIFORNIA 90067-6121

      (Name and Address of Agent for Service for Depositor and Registrant)


Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on April 30, 2012 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Annuity Account Seven of SunAmerica Annuity and Life Assurance Company under variable annuity contracts.

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                         VARIABLE ANNUITY ACCOUNT SEVEN

                              CROSS REFERENCE SHEET

                              PART A -- PROSPECTUS

ITEM NUMBER
IN FORM N-4                                                    CAPTION
-----------                                                    -------
1.   Cover Page..............................   Cover Page
2.   Definitions.............................   Glossary
3.   Synopsis................................   Highlights; Fee Tables; Portfolio
                                                Expenses; Examples
4.   Condensed Financial Information.........   Appendix - Condensed Financial
                                                Information
5.   General Description of Registrant,
     Depositor and Portfolio Companies.......   The Polaris Plus Variable Annuity;
                                                Other Information
6.   Deductions..............................   Expenses
7.   General Description of Variable Annuity
     Contracts...............................   The Polaris Plus Variable Annuity;
                                                Purchasing a Polaris Plus Variable
                                                Annuity; Investment Options
8.   Annuity Period..........................   Annuity Income Options
9.   Death Benefit...........................   Death Benefits
10.  Purchases and Contract Value............   Purchasing a Variable Annuity
                                                Contract
11.  Redemptions.............................   Access To Your Money
12.  Taxes...................................   Taxes
13.  Legal Proceedings.......................   Legal Proceedings
14.  Table of Contents of Statement of
     Additional Information..................   Table of Contents of  Statement of
                                                Additional Information

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

ITEM NUMBER
IN FORM N-4                                                    CAPTION
-----------                                                    -------
15.  Cover Page..............................   Cover Page
16.  Table of Contents.......................   Table of Contents
17.  General Information and History.........   The Polaris Plus Variable Annuity
                                                (P);
                                                Separate Account; General Account
                                                (P);
                                                Investment Options (P);
                                                Other Information (P)
18.  Services................................   Other Information (P)
19.  Purchase of Securities Being Offered....   Purchasing a Polaris Plus Variable
                                                Annuity (P)
20.  Underwriters............................   Distribution of Contracts
21.  Calculation of Performance Data.........   Performance Data
22.  Annuity Payments........................   Annuity Income Options (P);
                                                Income Payments; Annuity Unit Values
23.  Financial Statements....................   Depositor: Other Information (P);
                                                Financial Statements; Registrant:
                                                Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                             [THE POLARIS PLUS LOGO]
                                VARIABLE ANNUITY
                                   PROSPECTUS
                                 APRIL 30, 2012

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                               issued by Depositor
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                               in connection with
                         VARIABLE ANNUITY ACCOUNT SEVEN


This variable annuity has several investment choices -- Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the Anchor Series Trust ("AST") and SunAmerica Series Trust ("SAST").


UNDERLYING FUNDS:                    MANAGED BY:
     Aggressive Growth               Wells Capital Management Incorporated
     Alliance Growth                 AllianceBernstein L.P.
     Asset Allocation                Edge Asset Management, Inc.
     Balanced                        J.P. Morgan Investment Management Inc.
     Capital Appreciation            Wellington Management Company, LLP
     Cash Management                 BofA Advisors, LLC
     Corporate Bond                  Federated Investment Management Company
     Davis Venture Value             Davis Selected Advisers, L.P.
     "Dogs" of Wall Street(1)        SunAmerica Asset Management Corp.
     Emerging Markets                Putnam Investment Management, LLC
     Equity Index                    SunAmerica Asset Management Corp.
     Equity Opportunities            OppenheimerFunds, Inc.
     Fundamental Growth              Wells Capital Management Incorporated
     Global Bond                     Goldman Sachs Asset Management International
     Global Equities                 J.P. Morgan Investment Management Inc.
     Government and Quality Bond     Wellington Management Company, LLP
     Growth                          Wellington Management Company, LLP
     Growth-Income                   J.P. Morgan Investment Management Inc.
     High-Yield Bond                 PineBridge Investments LLC
     International Diversified       Morgan Stanley Investment Management Inc.
       Equities
     International Growth & Income   Putnam Investment Management, LLC
     Real Estate                     Davis Selected Advisers, L.P.
     Small Company Value             Franklin Advisory Services, LLC
     Telecom Utility                 Massachusetts Financial Services Company
     Total Return Bond               Pacific Investment Management Company LLC




(1) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income.


This contract is no longer available for new sales.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated April 30, 2012. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.


VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                                TABLE OF CONTENTS
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GLOSSARY...................................................................      3
HIGHLIGHTS.................................................................      4
FEE TABLE..................................................................      5
     Maximum Owner Transaction Expenses....................................      5
     Contract Maintenance Fee..............................................      5
     Separate Account Annual Expenses......................................      5
     Additional Optional Feature Fee.......................................      5
       Optional Income Protector Fee.......................................      5
     Underlying Fund Expenses..............................................      5
MAXIMUM AND MINIMUM EXPENSE EXAMPLES.......................................      6
THE POLARIS PLUS VARIABLE ANNUITY..........................................      7
PURCHASING A POLARIS PLUS VARIABLE ANNUITY.................................      7
     Allocation of Purchase Payments.......................................      8
     Accumulation Units....................................................      9
     Right to Examine......................................................      9
     Exchange Offers.......................................................     10
     Important Information for Military Servicemembers.....................     10
INVESTMENT OPTIONS.........................................................     10
     Variable Portfolios...................................................     10
       Anchor Series Trust.................................................     10
       SunAmerica Series Trust.............................................     10
     Substitution, Addition or Deletion of Variable Portfolios.............     12
     Fixed Accounts........................................................     12
     Dollar Cost Averaging Fixed Accounts..................................     12
     Dollar Cost Averaging Program.........................................     12
     Transfers During the Accumulation Phase...............................     13
     Automatic Asset Rebalancing Program...................................     15
     Voting Rights.........................................................     16
ACCESS TO YOUR MONEY.......................................................     16
     Withdrawal Restrictions...............................................     16
     Texas Optional Retirement Program.....................................     16
     Systematic Withdrawal Program.........................................     17
     Loans.................................................................     17
     Free Withdrawal Amount................................................     17
     Minimum Contract Value................................................     17
     Qualified Contract Owners.............................................     17
DEATH BENEFIT..............................................................     17
EXPENSES...................................................................     18
     Separate Account Charges..............................................     18
     Withdrawal Charges....................................................     18
     Exceptions to Withdrawal Charge.......................................     19
     Income Protector Program Fee..........................................     19
     Underlying Fund Expenses..............................................     19
     Transfer Fee..........................................................     20
     Premium Tax...........................................................     20
     Income Taxes..........................................................     20
     Reduction or Elimination of Fees, Expenses and
            Additional Amounts Credited....................................     20
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT...................     20
ANNUITY INCOME OPTIONS.....................................................     21
     Annuity Date..........................................................     21
     Annuity Income Options................................................     22
     Fixed or Variable Annuity Income Payments.............................     22
     Annuity Income Payments...............................................     23
     Transfers During the Income Phase.....................................     23
     Deferment of Payments.................................................     23
     Optional Income Protector Program.....................................     23
TAXES......................................................................     25
     Annuity Contracts in General..........................................     25
     Tax Treatment of Distributions -
            Non-Qualified Contracts........................................     26
     Tax Treatment of Distributions -
            Qualified Contracts............................................     26
     Required Minimum Distributions........................................     27
     Tax Treatment of Death Benefits.......................................     28
     Contracts Owned by a Trust or Corporation.............................     28
     Gifts, Pledges and/or Assignments of a Contract.......................     28
     Diversification and Investor Control..................................     28
OTHER INFORMATION..........................................................     29
     The Distributor.......................................................     29
     The Company...........................................................     29
     The Separate Account..................................................     30
     The General Account...................................................     30
     Financial Statements..................................................     31
     Administration........................................................     31
     Legal Proceedings.....................................................     31
     Registration Statements...............................................     31
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION............................     32
APPENDIX A - CONDENSED FINANCIAL INFORMATION...............................    A-1
APPENDIX B - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR
  PROGRAM..................................................................    B-1
APPENDIX C - THE GUARANTEE FOR CONTRACTS ISSUED BY SUNAMERICA ANNUITY PRIOR
  TO DECEMBER 29, 2006.....................................................    C-1
APPENDIX D - STATE CONTRACT AVAILABILITY
  AND/OR VARIABILITY.......................................................    D-1
APPENDIX E - DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO NOVEMBER 24,
  2003.....................................................................    E-1

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                                    GLOSSARY
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We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your Contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your Contract during the Accumulation Phase.

ANNUITANT(S) - The person(s) on whose life (lives) we base annuity payments. For a Contract issued pursuant to IRC Section 403(b), the Participant must be the Annuitant. Under an IRA the owner is always the Annuitant.

ANNUITY DATE - The date on which annuity income payments are to begin, as selected by you.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your Contract during the Income Phase.


BENEFICIARY (IES) - The person(s) you designate to receive any benefits under the Contract if you or in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's Primary Beneficiary.


COMPANY - Refers to SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), the insurer that issues this Contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTRACT - The variable annuity contract issued by SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"). This includes any applicable group master contract, certificate and endorsement.

CONTRACTHOLDER - The party named as the Contractholder on the annuity Contract issued by SunAmerica Annuity. The Contractholder may be an Employer, a retirement plan trust, an association or any other entity allowed under the law.

EMPLOYER - The organization specified in the Contract which offers the Plan to its employees.

ERISA - Employee Retirement Income Security Act of 1974 (as amended).

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

GOOD ORDER - Fully and accurately completed forms, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when a person has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

IRA - An Individual Retirement Annuity qualified under and issued in accordance with the provisions of Section 408(b) of the IRC.

IRC - The Internal Revenue Code of 1986, as amended, and all regulations thereto.

IRS - The Internal Revenue Service.

MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PARTICIPANT - An employee or other person affiliated with the Contractholder on whose behalf an account is maintained under the terms of the Contract.

PLAN - A retirement program offered by an Employer to its employees for which a Contract is used to accumulate funds which may or may not be regulated by ERISA.

PURCHASE PAYMENTS - The money you give us to buy the Contract, as well as any additional money you give us to invest in the Contract after you own it.

QUALIFIED (CONTRACT) - A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SEPARATE ACCOUNT - A segregated asset account maintained separately from the Company's regular portfolio of investment and general accounts. The Separate Account is established by the Company to purchase and hold the Variable Portfolios.

TRUSTS - Refers to the Anchor Series Trust and the SunAmerica Series Trust.

TSA - A tax sheltered annuity qualified under and issued in accordance with the provisions of Section 403(b) of the IRC.

UNDERLYING FUND - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the Contract. Each Variable Portfolio has its own investment objective and is invested in the Underlying Funds of the Trusts.

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                                   HIGHLIGHTS
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The Polaris Plus Variable Annuity is a Contract between you and SunAmerica Annuity. It is designed primarily for IRC 403(b) and IRA Contract investments to help you meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts. Like all deferred annuities, the Contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your Contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.


FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.


EXPENSES: There are fees and charges associated with the Contract. Each year we deduct separate account charges, which equal a maximum of 1.25% annually of the average daily net asset value of your Contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the Contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment, depending on your employment status at the time the Contract is issued. The maximum amount of the withdrawal charge declines over time. After a Purchase Payment has been in the Contract for six complete years, or five complete years if you were separated from service at the time the Contract was issued, withdrawal charges no longer apply to that Purchase Payment. PLEASE SEE FEE TABLE, PURCHASING A POLARIS PLUS VARIABLE ANNUITY AND EXPENSES IN THE PROSPECTUS.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.


DEATH BENEFIT: A death benefit feature is available under the contract which is payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.


ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone Number: (800) 445-7862. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.


IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

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                                    FEE TABLE
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THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT ARE APPLICABLE TO THE CONTRACT AND WHEN YOU TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.(1)

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE
OF EACH PURCHASE PAYMENT)(2)................   6%



TRANSFER FEE..............................  None(3)



THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE................................................... None

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)

Mortality and Expense Risk Fee...........   1.10%
Distribution Expense Fee.................   0.15%
                                            -----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES...   1.25%




ADDITIONAL OPTIONAL FEATURE FEE

The Income Protector is an optional guaranteed minimum income benefit. You may elect either Income Protector option described below.

OPTIONAL INCOME PROTECTOR FEE
(Calculated as a percentage of your Contract value on the date of your effective enrollment in the program and then each subsequent Contract anniversary, plus Purchase Payments made since the prior Contract anniversary, less proportional withdrawals, and fees and charges applicable to those withdrawals)

OPTION                                   ANNUAL FEE(4)
------                                   -------------
Income Protector Plus.................       0.15%
Income Protector Max..................       0.30%



UNDERLYING FUND EXPENSES
(AS OF JANUARY 31, 2012)



THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


TOTAL ANNUAL UNDERLYING FUND
EXPENSES                            MINIMUM  MAXIMUM
----------------------------        -------  -------
(expenses that are deducted from
Trust assets, including management
fees, other expenses and 12b-1
fees, if applicable)..............   0.51%    1.33%



FOOTNOTES TO THE FEE TABLE:

(1) State premium taxes of up to 3.5% of your Purchase Payments may be deducted when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE PREMIUM TAX AND STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW.

(2) Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines as follows:

YEARS SINCE RECEIPT OF PURCHASE PAYMENT:..................    1     2     3     4     5     6     7+
Schedule A*...............................................    6%    6%    5%    5%    4%    0%    0%
Schedule B**..............................................    6%    6%    5%    5%    4%    4%    0%



   * This Withdrawal Charge Schedule applies to participants who are separated from service at the time of Contract issue. Please see EXPENSES below.

  ** This Withdrawal Charge Schedule applies to all other participants.

(3) We reserve the right to charge $25 per transfer after the first 15 transfers in any contract year in the future.

(4) The fee is deducted from your Contract value annually.

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
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These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expense of 1.25%, election of the optional Income Protector Max (0.30%), and investment in the Underlying Fund with total expenses of 1.33%)

(1) If you surrender your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $891      $1,392     $1,918     $3,204


(2) If you do not surrender or annuitize your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $291       $892      $1,518     $3,204




MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual expense of 1.25%, no optional features are elected and investment in the Underlying Fund with total expenses of 0.51%)


(1) If you surrender your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $779      $1,054     $1,354     $2,073



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $179       $554       $954      $2,073



EXPLANATION OF EXPENSE EXAMPLES

1. The purpose of the Expense Examples is to show you the various expenses you would incur directly and indirectly by investing in the variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.




3. Examples reflecting application of optional features and benefits use the highest fees and charges at which those features are being offered. The fee for the Income Protector feature is not calculated as a percentage of your daily net asset value but on other calculations more fully described in the prospectus.

4. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.

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                        THE POLARIS PLUS VARIABLE ANNUITY
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We issue the Polaris Plus variable annuity to certain groups and/or individuals which qualify to purchase Contracts to fund their Tax Sheltered Annuity ("TSA") pursuant to Section 403(b) of the Internal Revenue Code ("IRC") or IRA retirement savings investments pursuant to Section 408(b) of the IRC. For TSA Contracts, the Contract may be issued to a group Contractholder (usually your employer or plan trustee) for the benefit of the Participants in the group (you and other employees in the group).

As a Participant under a group Contract you will receive a certificate which explains your rights under the Contract. In certain situations an individual Contract will be issued directly to you.

A TSA Polaris Plus participant may choose to convert their 403(b) to an IRA if they separate from service. Generally, all of the same features, charges and benefits will apply to a Contract converted to an IRA, as was applicable to a participant's TSA, so long as no conflict arises with the appropriate provisions of the IRC. We will only specifically address IRAs in this Prospectus to the extent that applicable IRC provisions and/or any other state or federal laws, require different treatment.

Generally, an annuity is a Contract between you and an insurance company. For Plans governed by Employee Retirement Income Security Act of 1974 ("ERISA"), the Contract may be owned by Plan Sponsor, Trustee or some other employee association. Your retirement plan allows you to invest money on which you have not already paid taxes and your earnings grow tax deferred. In addition, funding that Plan with a variable annuity provides certain benefits. You should decide whether the benefits are right for you. Among other features the Contract offers:

     - Investment Options: Various investment options available in one Contract, including both variable and fixed-rate investing.

     - Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime if elected, or another available period you select.

We developed this variable annuity to help you contribute to your retirement savings. Your contributions may come from payroll deductions arranged through your employer for TSAs. Contracts may also be funded by direct transfers or direct rollovers from other retirement savings plans. Existing Polaris Plus 403(b) Contracts may be converted to an IRA upon a separation from service. Additionally, those IRA Contract holders may make on-going contributions subject to restrictions set forth in the IRC.

This Contract has two stages, the Accumulation Phase and the Income Phase. Your Contract is in the Accumulation Phase when you make payments into the Contract. During the Accumulation Phase, generally you have the advantage of making Purchase Payments before paying taxes on the contributions. In addition, as a function of IRC provisions, taxes on your earnings are deferred until withdrawal. The Income Phase begins when you request that we start making annuity income payments to you out of the money accumulated in your Contract.

The Contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your Contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the Contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

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                   PURCHASING A POLARIS PLUS VARIABLE ANNUITY
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A Purchase Payment is the money you give us to buy a Contract. Any additional money you give us to invest in your Contract after purchase is a subsequent Purchase Payment. You make payments into your Contract in two ways:

     - salary reduction contributions, arranged through your employer; and/or

     - direct transfer or direct rollover from an existing retirement plan.

If you enter into a salary reduction agreement with your employer to make Purchase Payments, there is no minimum initial payment. If you do not establish such a salary reduction agreement, and only contribute through direct transfer or direct rollover, the minimum initial Purchase Payment is $2,000.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. We reserve the right to change the amount at which pre-approval is required at any time. Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

MAXIMUM ISSUE AGE

In general, we will not issue a TSA or IRA contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. Upon proof satisfactory to us that minimum distribution requirements are being satisfied or are not yet required, we may issue a contract to anyone under age 81. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

TERMINATION FOR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance of the contract.

JOINT OWNERSHIP

We allow this contract to be jointly owned. We require that the joint Owners be spouses except in states that allow non-spouses to be joint Owners. The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.


Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. Other states allow same-sex partners to marry ("Same-Sex Spouses"). There are also states that require us to issue the contract to non-spousal joint Owners. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the IRC. Therefore, the ability of Domestic Partners, Same-Sex Spouses and non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefit(s), if applicable, that guarantee withdrawals over two lifetimes may be limited by the conflict between certain state and federal laws.



ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP



You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.



We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the

Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.



Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.


Purchase Payments submitted by check can only be accepted by the Company at the Payment Center at the following address:

SunAmerica Annuity
P.O. Box 100330
Pasadena, CA 91189-0330

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

SunAmerica Annuity
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0330

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

RIGHT TO EXAMINE


You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.



If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.



If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE

CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners. We offer Underlying Funds of the Anchor Series Trust and SunAmerica Series Trust at least in part because they are managed by SunAmerica Asset Management Corp. ("SAAMCo"), a wholly-owned subsidiary of SunAmerica Annuity.


From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.


You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in the Cash Management Variable Portfolio will lose value.

We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.

     ANCHOR SERIES TRUST - CLASS 1 SHARES

     SAAMCo is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").

     SUNAMERICA SERIES TRUST - CLASS 1 SHARES

     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

               (SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

UNDERLYING FUNDS                      MANAGED BY:                                     TRUST    ASSET CLASS
----------------                      -----------                                     -----    -----------
Aggressive Growth                     Wells Capital Management Incorporated           SAST     STOCK
Alliance Growth                       AllianceBernstein L.P.                          SAST     STOCK
Asset Allocation                      Edge Asset Management, Inc.                     AST      BALANCED
Balanced                              J.P. Morgan Investment Management Inc.          SAST     BALANCED
Capital Appreciation                  Wellington Management Company, LLP              AST      STOCK
Cash Management                       BofA Advisors, LLC                              SAST     CASH
Corporate Bond                        Federated Investment Management Company         SAST     BOND
Davis Venture Value                   Davis Selected Advisers, L.P.                   SAST     STOCK
"Dogs" of Wall Street                 SunAmerica Asset Management Corp.               SAST     STOCK
Emerging Markets                      Putnam Investment Management, LLC               SAST     STOCK
Equity Index                          SunAmerica Asset Management Corp.               SAST     STOCK
Equity Opportunities                  OppenheimerFunds, Inc.                          SAST     STOCK
Fundamental Growth                    Wells Capital Management Incorporated           SAST     STOCK
Global Bond                           Goldman Sachs Asset Management International    SAST     BOND
Global Equities                       J.P. Morgan Investment Management Inc.          SAST     STOCK
Government and Quality Bond           Wellington Management Company, LLP              AST      BOND
Growth                                Wellington Management Company, LLP              AST      STOCK
Growth-Income                         J.P. Morgan Investment Management Inc.          SAST     STOCK
High-Yield Bond                       PineBridge Investments LLC                      SAST     BOND
International Diversified Equities    Morgan Stanley Investment Management Inc.       SAST     STOCK
International Growth & Income         Putnam Investment Management, LLC               SAST     STOCK
Real Estate                           Davis Selected Advisers, L.P.                   SAST     STOCK
Small Company Value                   Franklin Advisory Services, LLC                 SAST     STOCK
Telecom Utility                       Massachusetts Financial Services Company        SAST     STOCK
Total Return Bond                     Pacific Investment Management Company LLC       SAST     BOND


YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN AN ADDITIONAL COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT (800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.SUNAMERICA.COM. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.

If applicable, your Plan may limit the Underlying Funds available under your Contract.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial rollover Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to Variable Portfolios according to your instructions or your current allocation instruction on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. Please note, for administrative reasons, we accumulate all subsequent Purchase Payments made in a given month into a single trade, and apply the fixed rate of interest available at that time. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.



We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.



If you choose to allocate subsequent Purchase Payments to an active DCA program with a available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).


You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

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     MONTH        ACCUMULATION UNIT VALUE      UNITS PURCHASED
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       1                  $ 7.50                     100
       2                  $ 5.00                     150
       3                  $10.00                      75
       4                  $ 7.50                     100
       5                  $ 5.00                     150
       6                  $ 7.50                     100
----------------------------------------------------------------


     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone (800) 445-7862, through the Company's website (www.sunamerica.com), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time. If telephone, fax and/or internet access is unavailable, you should make your transfer request in writing by U.S. Mail to our Annuity Service Center.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.


You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.

SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

All transfer requests in excess of 15 transfers within a rolling 12-month look-back period ("12-Month Rolling Period") must be submitted by United States Postal Service first-class mail ("U.S. Mail"). Once a contract triggers this "Standard U.S. Mail Policy," all transfer requests must be submitted by U.S. Mail for 12 months from the date of the triggering transfer.


For example, if you made a transfer on August 16, 2012 and within the previous twelve months (from August 17, 2011 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2012 must be submitted by U.S. Mail (from August 17, 2012 through August 16,
2013).


We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

AUTOMATIC ASSET REBALANCING PROGRAM


Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if applicable, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if applicable, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.


Automatic Asset Rebalancing typically involves shifting a portion of your money out of investment options which had higher returns into investment options which had lower returns. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

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                              ACCESS TO YOUR MONEY
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You can access money in your Contract in three ways:

     - by receiving annuity income payments during the Income Phase, PLEASE SEE ANNUITY INCOME OPTIONS BELOW; or

     - by taking a loan in accordance with the provisions of your Plan and/or this Contract (TSA only); or

     - subject to the restrictions described below, by making a partial or total withdrawal.

Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal before the end of the withdrawal charge period. If you made a total withdrawal, we also deduct premium taxes, if applicable.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of Contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account option. Such deferrals are limited to no longer than six months.

We may establish certain minimum withdrawal amounts or require that a minimum amount remain in a Variable Portfolio upon withdrawal. Please contact the Annuity Service Center for additional information. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and each Fixed Account option in which you are invested.

WITHDRAWAL RESTRICTIONS

Withdrawals under Section 403(b) Contracts are subject to the limitations under
Section 403(b)(11) of the IRC and any applicable Plan document. Section 403(b) provides that salary reduction contributions deposited and earnings credited on any salary reduction contributions after December 31, 1988 may only be withdrawn upon (1) death; (2) disability; (3) reaching age 59 1/2; (4) separation from service; or (5) occurrence of a hardship. Amounts accumulated in one Section 403(b)(1) Contract may be transferred to another Section 403(b)(1) Contract or
Section 403(b)(7) custodial account without a penalty under the IRC. Amounts accumulated in a Section 403(b)(7) custodial account and deposited in a Contract will be subject to the same withdrawal restrictions as are applicable to post-1988 salary reduction contributions. PLEASE SEE TAXES BELOW.

If your Plan is subject to Title I of ERISA, your withdrawal request must be authorized by the Contractholder on your behalf. All withdrawal requests will require the Contractholder's written authorization and written documentation specifying the portion of your Contract value which is available for distribution to you.

If your Plan is not subject to Title I of ERISA and you own a TSA, you must certify to SunAmerica Annuity that, one of the events listed in the IRC has occurred (and provide supporting information, if requested) and that SunAmerica Annuity may rely on such representation in granting such a withdrawal request. The above does not apply to transfers to other Qualified investment alternatives. PLEASE SEE TAXES BELOW. You should consult your tax adviser as well as review the provisions of any applicable Plan before requesting a withdrawal.

In addition to the restrictions noted above, a Plan may contain additional withdrawal or transfer restrictions.

Early withdrawals from a TSA or IRA, as defined under Section 72(q) and 72(t) of the IRC, may be subject to 10% penalty tax.

TEXAS OPTIONAL RETIREMENT PROGRAM

If you participate in the Texas Optional Retirement Program ("ORP") you must obtain a certificate of termination from your employer before you can redeem your Contract. We impose this requirement on you because the Texas Attorney General ruled that participants in ORP may redeem their Contract only upon termination of their employment by Texas public institutions of higher education, or upon retirement death or total disability.

SYSTEMATIC WITHDRAWAL PROGRAM

If you elect the Systematic Withdrawal program and the terms of any applicable Plan and/or the IRC allow, then we use money in your Contract to pay your monthly, quarterly, semiannual or annual payments during the Accumulation Phase. Electronic transfer of these funds to your bank account is also available. However, any such payments you elect to receive are subject to all applicable withdrawal charges, market value adjustments, income taxes, tax penalties and other withdrawal restrictions affecting your Contract. The minimum amount of each withdrawal is $50. There must be at least $500 remaining in your Contract at all times. Withdrawals may be taxable and a 10% IRS tax penalty may apply if you are under age 59 1/2 at the time of withdrawal. There is no additional charge for participating in this program.

The program is not available to everyone. Please contact our Annuity Service Center, which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

WITHDRAWAL CHARGES, INCOME TAXES, TAX PENALTIES AND CERTAIN WITHDRAWAL RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE, INCLUDING SYSTEMATIC WITHDRAWALS.

LOANS

If you own a TSA and, if applicable, your Plan permits, you may take a loan from your Contract during the Accumulation Period. You may apply for a loan under the Contract by completing a loan application available from SunAmerica Annuity. Loans are secured by a portion of your Contract Value. More information about loans, including interest rates, restrictions, terms of repayment and applicable fees and charges is available in the Certificate, the Endorsement and the Loan Agreement as well as from SunAmerica Annuity's Annuity Service Center.

FREE WITHDRAWAL AMOUNT

If your Contract is subject to withdrawal charge schedule A, you may be able to withdraw 15% of your Purchase Payments each Contract year, free of a contractual withdrawal charge. The amount available for free withdrawal each year is reduced by the amount of any Purchase Payment previously withdrawn in that Contract year. However, upon a full surrender of your Contract, any previous free withdrawals would be subject to a surrender charge, if any is applicable at the time of surrender (except in the State of Washington).

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

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                                  DEATH BENEFIT
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If you should die during the Accumulation Phase of your Contract, we pay a death benefit to your Beneficiary. The death benefit (unless limited by your Plan) equals the greater of:

     1. Total Purchase Payments reduced by the amount of any loan(s) outstanding plus accrued interest and reduced for withdrawals (and any fees and charges applicable to those withdrawals) in the same proportion that each withdrawal reduced Contract Value on the date of the withdrawal, or;

     2. Contract value.

We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase your Beneficiary receives any remaining guaranteed annuity income payments (or a portion thereof) in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. Plans subject to Title 1 of ERISA may impose additional restrictions on Beneficiary designation which are discussed in the Beneficiary Designation Form.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the Cash Management Variable Portfolio or available Fixed Account by contacting the Annuity Service Center. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

For contracts in which the aggregate of all Purchase Payments in contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same Owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

The death benefit must be paid by December 31st of the calendar year containing the fifth anniversary of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin on or before December 31st of the calendar year immediately following the year of your death.

If the Beneficiary is the Participant's surviving spouse, the surviving spouse may elect to receive the entire death benefit in equal or substantially equal payments over their life or over a period not longer than their life expectancy, commencing at any date prior to the later of:

      (i) December 31st of the calendar year immediately following the calendar year in which the Participant died, and

     (ii) December 31st of the calendar year in which the Participant would have attained age 70 1/2.

Certain death benefits are either no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO NOVEMBER 24, 2003, PLEASE SEE APPENDIX E FOR DETAILS REGARDING THOSE FEATURES.

Payments must begin under the selected annuity income option no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an annuity income option.

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                                    EXPENSES
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There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.

SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expense is 1.25% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES

We apply a withdrawal charge against each Purchase Payment you contribute to the Contract if you seek withdrawal of that payment prior to the end of a specified period.

If applicable, the withdrawal charge equals a percentage of the Purchase Payment you take out of the Contract. The withdrawal charge percentage may decline over time for each Purchase Payment in the Contract. The applicable withdrawal charge schedule will appear on your Contract Data Page.

SEPARATED FROM SERVICE AT CONTRACT ISSUE
(SCHEDULE A)

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 YEARS SINCE PURCHASE
 PAYMENT RECEIPT              1       2       3       4       5       6
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 WITHDRAWAL CHARGE           6%      6%      5%      5%      4%      0%
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EMPLOYED AT CONTRACT ISSUE
(SCHEDULE B)

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 YEARS SINCE PURCHASE
 PAYMENT RECEIPT              1       2       3       4       5       6       7
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 WITHDRAWAL CHARGE           6%      6%      5%      5%      4%      4%      0%
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You may obtain information as to the withdrawal charge applicable to your Contract by contacting your Plan Sponsor, Employer, financial representative or by consulting your Contract Data page.

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your Contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

Whenever possible, we deduct the withdrawal charge from the money remaining in your Contract. If you withdraw all of your Contract value, we deduct any applicable withdrawal charge from the amount withdrawn.

We calculate charges due on a total withdrawal as of the day after we receive your request and your Contract. We return your Contract value less any applicable fees and charges. You will not receive the benefit of any available and prior free withdrawal amounts (applicable only to those subject to withdrawal charge Schedule A) if you make a complete withdrawal of your Contract.

Both the insurance charges and the withdrawal charges may vary by Plan and/or group Contract based on certain objective factors. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED BELOW.

EXCEPTIONS TO WITHDRAWAL CHARGE

A withdrawal charge is not applicable to withdrawals requested in the following situations:

     - Annuitization (except if under the Income Protector Program), PLEASE SEE ANNUITY INCOME OPTIONS BELOW;

     - Death Benefits, PLEASE SEE DEATH BENEFIT ABOVE;

     - After your 10th Contract anniversary;

     - If you are subject to withdrawal charge Schedule A, 15% of your Purchase Payments each Contract year;

     - Disability occurring after Contract issue;

     - Hardship occurring after Contract issue;

     - After separation from service occurring after Contract issue;

     - loans in accordance with the requirements of ERISA and/or the IRC, the Plan and the Contract; or

     - to avoid Federal Income Tax penalties or satisfy income tax rules applicable to the Contract from which the withdrawal is made.

Additionally, upon conversion to an IRA from an existing Polaris Plus 403(b) Contract, IRA Contractholders will receive credit for time served in their prior Polaris Plus TSA variable annuity investment. This means we will carry over the 403(b) Purchase Payment history with respect to any potential withdrawal charges under the IRA.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.

INCOME PROTECTOR PROGRAM FEE

We charge a fee for the Income Protector program, as follows:

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                              ANNUAL FEE AS A % OF YOUR
           OPTION                INCOME BENEFIT BASE
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   Income Protector Plus                0.15%
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    Income Protector Max                0.30%
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Since the Income Benefit Base is only a calculation and does not provide a Contract value, we deduct the fee from your actual Contract value beginning on the Contract anniversary on which your enrollment in the program becomes effective. If you elect to participate in the Income Protector program at Contract issue, we begin deducting the annual fee for the Plus or Max option when your participation becomes effective. If you elect to participate in the Income Protector program after Contract issue, we begin deducting the annual fee on the Contract anniversary following election of the Income Protector program. We will deduct this charge from your Contract value on every Contract anniversary up to and including your Income Benefit Date. PLEASE SEE OPTIONAL INCOME PROTECTOR PROGRAM BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

FOR MORE DETAILED INFORMATION ON THESE UNDERLYING FUND FEES, PLEASE REFER TO THE TRUST PROSPECTUSES.

TRANSFER FEE

We currently permit an unlimited number of transfers between investment options, every year. We reserve the right to limit the number of transfers to 15 per year, in the future, for both new and existing Contractholders. If we do impose such a limit you will be charged $25 for each transfer over that limit. PLEASE SEE INVESTMENT OPTIONS ABOVE.

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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            PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
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PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and SunAmerica Capital Services, Inc. ("SACS"), the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5.25% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.


We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2011 in the Statement of Additional Information which is available upon request.


We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.


Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.



NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.


PAYMENTS WE RECEIVE

We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We generally receive two kinds of payments described below.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from SAAMCo, a wholly-owned subsidiary of SunAmerica Annuity, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers, subadvisers and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the adviser's, subadviser's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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ANNUITY DATE

During the Income Phase, we use the money accumulated in your Contract to make regular annuity income payments to you. You may switch to the Income Phase any time. You must provide us with a written request of the date you want annuity income payments to begin and send your request to the Annuity Service Center. Your annuity date is the first day of the month you select annuity income payments to begin ("Annuity Date"). You may change your Annuity Date by sending a written request to the Annuity Service

Center, so long as you do so at least seven days before the annuity income payments are scheduled to begin. Once you begin receiving annuity income payments, you cannot change your annuity income option. Except as indicated under Option 5, once you begin receiving annuity income payments, you cannot otherwise access your money through withdrawal or surrender.

Generally, for Qualified Contracts, the Annuity Date may be any day after you reach age 59 1/2 but not later than your 75th birthday. However, you may be required to begin taking required minimum distributions by April 1 following the later of, the year in which you turn age 70 1/2 or the calendar year in which you retire. PLEASE SEE TAXES BELOW.

As to TSAs and IRAs, an annuity income payment is generally considered a withdrawal. Therefore, IRC withdrawal restrictions may limit the time at which annuity income payments may begin. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

Annuity income payments must begin on or before your Latest Annuity Date. If you do not choose an Annuity Date, your annuity income payments will begin on the Latest Annuity Date. If the Annuity Date is past your 85th birthday, your Contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

ANNUITY INCOME OPTIONS

Currently, this Contract offers five standard annuity income options. Other payout options may be available. Contact the Annuity Service Center for more information. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments will be made in accordance with Option 4 for a period of 10 years. For annuity income payments selected for joint lives, we pay according to Option 3 for a period of 10 years.

We base our calculation of annuity income payments on the life of the Annuitant and the annuity rates set forth in your Contract. Under a TSA you, as the Participant, are always the Annuitant. Under an IRA you, as the contract owner, must always be the Annuitant. UNDER CERTAIN QUALIFIED CONTRACTS THE ANNUITY INCOME OPTION YOU SELECT MAY NOT EXCEED YOUR LIFE EXPECTANCY.

ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10, 15 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above with an additional guarantee of payments for at least 10, 15 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.


Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.

ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life income options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

OPTIONAL INCOME PROTECTOR PROGRAM

If elected, this program provides a future "safety net" in the event that, when you choose to begin receiving annuity income payments, your contract has not performed within a historically anticipated range. The Income Protector program offers you the ability to receive a guaranteed fixed minimum retirement annuity income upon annuitization. With the Income Protector program you know the level of minimum annuity income that will be available to you if, when you chose to begin the income phase of your Contract, down markets have negatively impacted your contract value. We reserve the right to modify, suspend or terminate the Income Protector program at any time.

The Income Protector program provides two levels of minimum retirement annuity income. The two available options are the Income Protector Plus and Income Protector Max. If you enroll in the Income Protector program, we charge a fee based on the level of protection you select. The amount of the fee and how to enroll are described below. In order to utilize the benefit of the program you must follow the provisions discussed below.

Certain IRC restrictions on annuity income options available to Qualified retirement investors may have an impact on your ability to benefit from this feature. Qualified investors should read NOTE TO QUALIFIED CONTRACTHOLDERS below.

HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED ANNUITY INCOME

We base the amount of minimum annuity income available to you if you take annuity income payments using the Income Protector program upon a calculation we call the Income Benefit Base. At the time your enrollment in the Income Protector program becomes effective, your Income Benefit Base is equal to your contract value. Your participation becomes effective on either the date of issue of the Contract (if elected at the time of application) or on the contract anniversary following your enrollment in the program.

The Income Benefit Base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your Income Benefit Base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your Contract. The exact Income Benefit Base calculation is equal to (a) plus (b) minus (c) where:

     (a) is,

          - for the first year of calculation, your contract value on the date your participation in the program became effective, or;

          - for each subsequent year of calculation, the Income Benefit Base on the prior contract anniversary, and;

     (b) is the sum of all Purchase Payments made into the Contract since the last contract anniversary, and;

     (c) is all withdrawals and applicable fees and charges since the last contract anniversary in an amount proportionate to the amount by which such withdrawals decreased your contract value.

The Income Benefit Base accumulates at one of the following annual growth rates from the date your enrollment becomes effective through your election to begin receiving annuity income under the program:

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             OPTIONS                    GROWTH RATE*
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    The Income Protector Plus              3.25%
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     The Income Protector Max              5.25%
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* If you elect the Plus or Max feature on a subsequent anniversary, the growth rates may be different.

The growth rates for the Plus or Max features cease on the contract anniversary following the Annuitant's 90th birthday.

ENROLLING IN THE INCOME PROTECTOR PROGRAM

If you decide that you want the protection offered by the Income Protector program, you must elect the option of your choice by completing the Income Protector Election Form available through our Annuity Service Center. You may only elect one of the options, you can not change your election once made, and you can not terminate your enrollment. In order to obtain the benefit of the Income Protector program you may not begin the Income Phase for at least seven years following your enrollment.

STEP-UP OF YOUR INCOME BENEFIT BASE

You may also have the opportunity to "Step-Up" your Income Benefit Base. The Step-Up feature allows you to increase your Income Benefit Base to the amount of your contract value on your contract anniversary. You can only elect to Step-Up within the 30 days before the next Contract anniversary. The seven year waiting period required prior to electing annuity income payments through the Income Protector program is restarted if you step-up your Income Benefit Base.

You must complete the appropriate portion of the Income Protector Election Form to effect a Step-Up.

ELECTING TO RECEIVE ANNUITY INCOME PAYMENTS

You may elect to begin the Income Phase of your contract using the Income Protector Program ONLY within the 30 days after the seventh or later contract anniversary following the later of,

     - the effective date of your enrollment in the Income Protector program, or

     - the contract anniversary of your most recent Step-Up.

The contract anniversary prior to your election to begin receiving annuity income payments is your Income Benefit Date. This is the date as of which we calculate your Income Benefit Base to use in determining your guaranteed minimum fixed retirement annuity income. To arrive at the minimum guaranteed fixed retirement annuity income available to you, we apply the annuity rates stated in your Income Protector Endorsement for the annuity income option you select to your final Income Benefit Base.

You then choose if you would like to receive that annuity income annually, quarterly or monthly for the time guaranteed under your selected annuity income option. Your final Income Benefit Base is equal to (a) minus (b) where:

     (a) is your Income Benefit Base as your Income Benefit Date, and;

     (b) is any partial withdrawals of contract value and any charges applicable to those withdrawals and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract at the Income Benefit Date, and any applicable premium taxes.

The annuity income options available when using the Income Protector program to receive your retirement annuity income are:

     - Life Annuity with 10 Year Period Certain; or

     - Joint and 100% Survivor Annuity with 20 Year Period Certain

At the time you elect to begin the Income Phase, we will calculate your annual annuity income using both your final Income Benefit Base and your contract value. We will use the same annuity income option for each calculation, however, the annuity factors used to calculate your annuity income under the Income Protector program will be different. You will receive whichever provides a greater stream of annuity income. If you take annuity income payments using the Income Protector program, your annuity income payments will be fixed in amount. You are not required to use the Income Protector program to receive your annuity income payments. The general provisions of your Contract provide other annuity income options. However, we will not refund fees paid for the Income Protector program if you begin taking annuity income payments under the general provisions of your Contract. YOU MAY NEVER NEED TO RELY

UPON THE INCOME PROTECTOR PROGRAM, IF YOUR CONTRACT PERFORMS WITHIN A HISTORICALLY ANTICIPATED RANGE. HOWEVER, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NOTE TO QUALIFIED CONTRACTHOLDERS

Qualified Contracts generally require that you select an annuity income option which does not exceed your life expectancy. That restriction may limit the benefit of the Income Protector program. To utilize the Income Protector program, you must take annuity income payments under one of two annuity income options. If those annuity income options exceed your life expectancy you may be prohibited from receiving your guaranteed fixed income under the Income Protector program. If you own a Qualified Contract to which this restriction applies and you elect the Income Protector program, you may pay for this minimum guarantee and not be able to realize the benefit. You should consult your tax advisor for information concerning your particular circumstances.

FEES ASSOCIATED WITH THE INCOME PROTECTOR PROGRAM

We charge a fee for the Income Protector program, as follows:

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                                 ANNUAL FEE AS A % OF
           OPTION              YOUR INCOME BENEFIT BASE
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   Income Protector Plus                0.15%
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    Income Protector Max                0.30%
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Since the Income Benefit Base is only a calculation and does not provide a contract value, we deduct the fee from your actual contract value beginning on the contract anniversary on which your enrollment in the program becomes effective.

If you elect to participate in the Income Protector program at Contract issue, we begin deducting the annual fee for the Plus or Max option when your participation becomes effective. If you elect to participate in the Income Protector program at some time after Contract issue, we begin deducting the annual fee on the contract anniversary of or following election. We will deduct this charge from your contract value on every contract anniversary up to and including your Income Benefit Date.

After a Step-Up, the fee for the Income Protector Max or Plus will be based on your Stepped-Up Income Benefit Base, and will be deducted from your contract value beginning on the effective date of the step-up.

The Income Protector program may not be available in your state. Please consult your financial representative for information regarding availability. PLEASE SEE APPENDIX B FOR AN EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR PROGRAM.

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                                      TAXES
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THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS BASED ON THE INTERNAL REVENUE CODE ("IRC"), TREASURY REGULATIONS AND INTERPRETATIONS EXISTING AS OF THE DATE OF THIS PROSPECTUS AND GENERALLY DOES NOT ADDRESS STATE OR LOCAL TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE, NOR DOES IT INCLUDE ALL THE FEDERAL TAX RULES THAT MAY AFFECT YOU AND YOUR CONTRACT. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES FROM A QUALIFIED TAX ADVISOR. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. FEDERAL INCOME TAX TREATMENT OF THE CONTRACT IS SOMETIMES UNCERTAIN AND CONGRESS, THE INTERNAL REVENUE SERVICE ("IRS") AND/OR THE COURTS MAY MODIFY TAX LAWS AND TREATMENT RETROACTIVELY. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.


ANNUITY CONTRACTS IN GENERAL


The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.



If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.



If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.



Examples of qualified plans or arrangements are: traditional (pre-tax) IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) deferred compensation plans. Typically, for employer plans and tax deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.

AGGREGATION OF CONTRACTS


Federal tax rules generally require that all Non-Qualified contracts issued after October 21, 1988 by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - under an immediate annuity contract;

     - when attributable to Purchase Payments made prior to August 14, 1982.


On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.



A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan.


The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;


     - distributions from IRAs for qualifying higher education expenses or first home purchases;


     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.

     - The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.


The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA) contract. Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) severs employment with the employer;
(3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.


Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with lesser IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the Code, regulations, IRS pronouncements, and other applicable legal authorities.


On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new premiums (including contributions, transfers and exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.


Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.

REQUIRED MINIMUM DISTRIBUTIONS


Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or separate from service, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.


If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.


Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.


IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS


The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.



Enhanced death benefits are used as investment protection and are not expected to rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2, unless another exception applies.


If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION


A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.



Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

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                                OTHER INFORMATION
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THE DISTRIBUTOR


SunAmerica Capital Services, Inc. ("SACS"), Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. SACS, an affiliate of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by SACS in connection with the distribution of the contracts.


THE COMPANY

SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity") is a stock life insurance company organized under the laws of the state of Arizona on January 1, 1996. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067-6121. SunAmerica Annuity conducts life insurance and annuity business in the District of Columbia and all states except New York.

For details regarding name changes and redomestication of the Company, PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION.


On December 31, 2012, SunAmerica Annuity intends to merge with and into American General Life Insurance Company ("AGL"), with AGL being the surviving insurance company. AGL is an affiliate of SunAmerica Annuity and is also an indirect, wholly owned subsidiary of American International Group, Inc. The merger transaction is subject to receipt of all required regulatory approvals, including the approvals of certain state insurance departments. In addition, we will file new registration statements with the Securities and Exchange Commission changing the issuer of your contract to AGL.



On the effective date of merger, the Separate Account will be a separate account of AGL, and the commitments under the contracts originally issued by SunAmerica Annuity will be those of AGL. Your rights and obligations under your contract will not change after the merger is complete.


OWNERSHIP STRUCTURE OF THE COMPANY

SunAmerica Annuity is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.


AIG is a leading international insurance organization serving customers in more than 130 countries and jurisdictions. AIG companies serve commercial, institutional and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States.



On September 22, 2008, AIG entered into a revolving credit facility ("FRBNY Credit Facility") with the Federal Reserve Bank of New York ("NY Fed"). In connection with the FRBNY Credit Facility, a trust established for the sole benefit of the United States Department of Treasury (the "Department of the Treasury"), held all of the outstanding Series C Perpetual Convertible Participating Preferred Stock ("Series C Preferred Stock"). The Series C Preferred Stock was, to the extent permitted by law, entitled to vote on all matters with the AIG Common Stock and was entitled to approximately 79.8 percent of the voting power of AIG's shareholders entitled to vote on any particular matter. In addition, the United States Department of the Treasury held all of the outstanding AIG Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock and Series F Fixed Rated Non-Cumulative Perpetual Preferred Stock.



On January 14, 2011, AIG completed a series of integrated transactions (the "Recapitalization") to recapitalize AIG. In the Recapitalization, AIG repaid the NY Fed approximately $21 billion in cash, representing complete repayment of all amounts owing under the FRBNY Credit Facility, and the facility was terminated. The Series C Preferred Stock was exchanged for AIG Common Stock which was transferred by the trust to the Department of the Treasury. The Series E and Series F Stock were exchanged for interests in certain special purpose entities.

As a result of the Recapitalization, AIG is controlled by the Department of Treasury. Immediately after the Recapitalization, the Department of the Treasury owned shares of AIG Common Stock representing approximately 92 percent of AIG Common Stock then outstanding. As a result of certain transactions since the Recapitalization, ownership of AIG Common Stock by the Department of Treasury has been reduced to approximately 70 percent. AIG understands that, subject to market conditions, the Department of the Treasury intends to dispose of its remaining ownership interest over time.



The transactions described above do not alter our obligations to you. More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov. For information on how to locate these documents, SEE FINANCIAL STATEMENTS, BELOW.


OPERATION OF THE COMPANY


The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial products and the relative value of its brand.


The Company is exposed to market risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income in the case of assets held in the separate accounts. These guaranteed benefits are sensitive to equity market conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.

THE SEPARATE ACCOUNT

SunAmerica Annuity originally established Variable Annuity Account Seven under Arizona law on August 28, 1998.

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract owners.

THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.

CONTRACTS ISSUED PRIOR TO DECEMBER 29, 2006 WERE ISSUED WITH A GUARANTEE (THE "GUARANTEE") BY AMERICAN HOME ASSURANCE COMPANY (THE "GUARANTOR"). PLEASE SEE APPENDIX C FOR MORE INFORMATION.


FINANCIAL STATEMENTS



The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.



THE COMPANY AND SEPARATE ACCOUNT



The financial statements of the Company and the Separate Account are required to be made available because you must look to those entities directly to satisfy our obligations to you under the Contract. Contracts issued by SunAmerica Annuity prior to December 29, 2006 are covered by the Guarantee. If your contract is covered by the Guarantee, financial statements of the Guarantor are also provided in relation to its ability to meet its obligations under the Guarantee; please see Appendix C for more information regarding the Guarantor.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company, Separate Account, Guarantor, if applicable, and AIG are available by requesting a free copy of the Statement of Additional Information by calling (800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-7862

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.

LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, these matters are not material in relation to the financial position of the Company.


REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable

Portfolios and the contract, please refer to the registration statements and exhibits.


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                                   CONTENTS OF

                       STATEMENT OF ADDITIONAL INFORMATION
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Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-7862. The table of contents of the SAI is listed below.


Separate Account and the Company

General Account

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

  Separate Account Financial Statements

  SunAmerica Annuity and Life Assurance Company Financial Statements

  American Home Statutory Basis Financial Statements (if applicable)

  American International Group, Inc. Financial Information

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                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
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                                  FISCAL        FISCAL     FISCAL     FISCAL     FISCAL     FISCAL     FISCAL     FISCAL    FISCAL
                                   YEAR          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                                   ENDED        ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
VARIABLE PORTFOLIOS               4/30/02      4/30/03    4/30/04    4/30/05    4/30/06    4/30/07    4/30/08    4/30/09   4/30/10
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AGGRESSIVE GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV.............  (a)     17.202     13.067     10.587     12.923     14.167     17.412     19.606     15.857    8.598
                              (b)      6.660      5.079      4.131      5.063      5.573      6.877      7.774      6.313    3.437
  Ending AUV................  (a)     13.067     10.587     12.923     14.167     17.412     19.606     15.857      8.598   12.762
                              (b)      5.079      4.131      5.063      5.573      6.877      7.774      6.313      3.437    5.122
  Ending Number of AUs......  (a)    893,284    812,929    790,356    693,354    535,535    437,327    363,501    300,673  277,689
                              (b)        980        288        310         22         12         12         12         12       12
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ALLIANCE GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV.............  (a)     35.913     28.657     24.004     26.836     27.116     34.464     35.163     34.958   23.916
                              (b)      7.072      5.666      4.756      5.349      5.426      6.924      7.093      7.080    4.863
  Ending AUV................  (a)     28.657     24.004     26.836     27.116     34.464     35.163     34.958     23.916   32.067
                              (b)      5.666      4.765      5.349      5.426      6.924      7.093      7.080      4.863    6.547
  Ending Number of AUs......  (a)  2,724,668  2,424,504  2,306,310  1,847,707  1,400,581  1,082,445    873,281    722,991  667,171
                              (b)      3,136      1,984      2,006      2,006      1,916      1,916      1,916      1,916    1,867
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ASSET ALLOCATION - AST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 9/19/05)
  Beginning AUV.............  (a)     19.099     18.333     17.703     20.967     22.195     24.400     26.984     26.899   20.967
                              (b)                                                 13.223     13.939     15.437     15.390   12.003
  Ending AUV................  (a)     18.333     17.703     20.967     22.195     24.400     26.984     26.899     20.967   26.771
                              (b)                                                 13.939     15.437     15.390     12.003   15.343
  Ending Number of AUs......  (a)    602,916    571,196    662,512    566,460    480,138    417,975    364,188    290,132  256,963
                              (b)                                                      7         22         22         22       22
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BALANCED - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV.............  (a)     16.396     14.298     12.956     14.239     14.670     15.657     17.453     16.708   12.818
                              (b)      8.067      7.063      6.426      7.091      7.335      7.860      8.796      8.454    6.512
  Ending AUV................  (a)     14.298     12.956     14.239     14.670     15.657     17.453     16.708     12.818   16.415
                              (b)      7.063      6.426      7.091      7.335      7.860      8.796      8.454      6.512    8.373
  Ending Number of AUs......  (a)  4,592,956  4,022,365  3,723,491  2,949,416  2,192,601  1,710,123  1,424,818  1,080,942  961,958
                              (b)      2,546        837        837        630        630        630        524        524      524
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CAPITAL APPRECIATION - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV.............  (a)     37.392     31.686     27.782     34.031     34.158     43.027     47.003     50.969   33.199
                              (b)      8.575      7.295      6.422      7.899      7.960     10.067     11.041     12.021    7.861
  Ending AUV................  (a)     31.686     27.782     34.031     34.158     43.027     47.003     50.969     33.199   47.916
                              (b)      7.295      6.422      7.899      7.960     10.067     11.041     12.021      7.861   11.392
  Ending Number of AUs......  (a)    939,065    872,982    849,975    718,778    552,955    457,173    398,515    320,932  289,313
                              (b)      3,904      2,897      2,025      1,009      1,009      1,009        926        926      926
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CASH MANAGEMENT - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 1/26/01)
  Beginning AUV.............  (a)     13.012     13.185     13.171     13.080     13.092     13.373     13.858     14.162   14.073
                              (b)     10.325     10.505     10.536     10.505     10.557     10.827     11.265     11.558   11.531
  Ending AUV................  (a)     13.185     13.171     13.080     13.092     13.373     13.858     14.162     14.073   13.888
                              (b)     10.505     10.536     10.505     10.557     10.827     11.265     11.558     11.531   11.425
  Ending Number of AUs......  (a)  1,839,033  1,553,588  1,210,503  1,115,235    734,314    728,402    700,672    539,768  416,237
                              (b)      3,026      3,497      3,497      3,497          0         30         30         30       30
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                                         FISCAL
                              8 MONTHS    YEAR
                                ENDED     ENDED
VARIABLE PORTFOLIOS           12/31/10  12/31/11
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AGGRESSIVE GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV.............    12.762  $ 13.714
                                 5.122  $  5.518
  Ending AUV................    13.714  $ 13.275
                                 5.518  $  5.363
  Ending Number of AUs......   263,970   240,000
                                    12        12
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ALLIANCE GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV.............    32.067  $ 34.008
                                 6.547  $  6.961
  Ending AUV................    34.008  $ 32.813
                                 6.961  $  6.744
  Ending Number of AUs......   607,397   530,178
                                 1,867     1,867
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ASSET ALLOCATION - AST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 9/19/05)
  Beginning AUV.............    26.771  $ 28.566
                                15.343  $ 16.414
  Ending AUV................    28.566  $ 28.473
                                16.414  $ 16.420
  Ending Number of AUs......   240,440   212,131
                                    22        22
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BALANCED - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV.............    16.415  $ 17.264
                                 8.373  $  8.830
  Ending AUV................    17.264  $ 17.438
                                 8.830  $  8.954
  Ending Number of AUs......   878,526   760,988
                                   524       524
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CAPITAL APPRECIATION - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV.............    47.916  $ 54.119
                                11.392  $ 12.901
  Ending AUV................    54.119  $ 49.680
                                12.901  $ 11.890
  Ending Number of AUs......   270,056   244,867
                                   926       926
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CASH MANAGEMENT - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 1/26/01)
  Beginning AUV.............    13.888  $ 13.750
                                11.425  $ 11.342
  Ending AUV................    13.750  $ 13.542
                                11.342  $ 11.215
  Ending Number of AUs......   367,410   336,087
                                    30        30
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                 AUV - Accumulation Unit Value
                 AU - Accumulation Units
                 (a) Reflecting 1.25% Separate Account expenses.
                 (b) Reflecting 0.85% Separate Account expenses.

                 Effective December 31, 2010, the Separate Account has changed its fiscal year end from April 30 to December 31.

                                FISCAL        FISCAL     FISCAL     FISCAL     FISCAL     FISCAL     FISCAL     FISCAL     FISCAL
                                 YEAR          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                                 ENDED        ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
VARIABLE PORTFOLIOS             4/30/02      4/30/03    4/30/04    4/30/05    4/30/06    4/30/07    4/30/08    4/30/09    4/30/10
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CORPORATE BOND - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 4/6/01)
  Beginning AUV...........  (a)     13.649     14.359     15.637     16.594     17.235     17.476     18.754     19.340     18.660
                            (b)      9.958     10.517                           12.777     13.007     14.014     14.510     14.056
  Ending AUV..............  (a)     14.359     15.637     16.594     17.235     17.476     18.754     19.340     18.660     23.636
                            (b)     10.517                                      13.007     14.014     14.510     14.056     17.877
  Ending Number of AUs....  (a)    685,610    679,219    634,989    500,897    368,666    299,842    264,197    212,736    201,210
                            (b)        255                                           0          0          0          0          0
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DAVIS VENTURE VALUE - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV...........  (a)     28.201     25.682     22.336     29.081     31.579     36.641     41.733     40.096     25.481
                            (b)      9.864      9.019      7.875     10.294     11.223     13.074     14.951     14.422      9.202
  Ending AUV..............  (a)     25.682     22.336     29.081     31.579     36.641     41.733     40.096     25.481     34.970
                            (b)      9.019      7.875     10.294     11.223     13.074     14.951     14.422      9.202     12.680
  Ending Number of AUs....  (a)    876,039    837,110    860,682    736,735    611,559    640,930    513,330    410,122    370,936
                            (b)      4,088      1,413      1,375      1,204      1,168      1,168        952        952        952
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"DOGS" OF WALL STREET - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/15/04)
  Beginning AUV...........  (a)      9.436     10.177      8.758     10.912     11.108     11.749     13.680     12.748      8.704
                            (b)                           11.646     11.804     12.064     12.811     14.977     14.024      9.642
  Ending AUV..............  (a)     10.177      8.758     10.912     11.108     11.749     13.680     12.748      8.704     11.924
                            (b)                           11.804     12.064     12.811     14.977     14.024      9.642     13.303
  Ending Number of AUs....  (a)    657,864    647,923    609,287    496,507    377,380    301,715    247,179    204,780    177,753
                            (b)                                8          8          4          4          4          4          4
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EMERGING MARKETS - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 10/24/00)
  Beginning AUV...........  (a)      6.741      7.366      6.102      9.107     11.202     18.302     21.277     25.638     13.652
                            (b)      9.120     10.010                           15.408     25.275     29.501     35.690     19.081
  Ending AUV..............  (a)      7.366      6.102      9.107     11.202     18.302     21.277     25.638     13.652     20.801
                            (b)     10.010                                      25.275     29.501     35.690     19.081     29.190
  Ending Number of AUs....  (a)    599,115    518,892    680,531    544,013    595,058    466,456    439,706    364,153    341,570
                            (b)        797                                           0          0          0          0          0
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EQUITY INDEX - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/19/01)
  Beginning AUV...........  (a)      9.277      7.965      6.794      8.190      8.555      9.708     10.984     10.293      6.560
                            (b)      8.357      7.203                            7.831      8.921     10.134      9.536      6.101
  Ending AUV..............  (a)      7.965      6.794      8.190      8.555      9.708     10.984     10.293      6.560      8.950
                            (b)      7.203                                       8.921     10.134      9.536      6.101      8.359
  Ending Number of AUs....  (a)  5,912,696  5,344,702  5,140,659  4,114,983  3,059,876  2,345,019  1,882,083  1,426,489  1,249,940
                            (b)        907                                           0          0          0          0          0
----------------------------------------------------------------------------------------------------------------------------------

EQUITY OPPORTUNITIES - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) N/A)
  Beginning AUV...........  (a)     17.333     15.940     13.207     16.286     17.263     19.241     21.474     19.756     13.388
                            (b)                                                      0          0          0          0          0
  Ending AUV..............  (a)     15.940     13.207     16.286     17.263     19.241     21.474     19.756     13.388     17.713
                            (b)                                                      0          0          0          0          0
  Ending Number of AUs....  (a)    477,854    463,108    428,881    329,288    225,546    175,835    144,341    128,495    120,947
                            (b)                                                      0          0          0          0          0
----------------------------------------------------------------------------------------------------------------------------------

                                         FISCAL
                             8 MONTHS     YEAR
                              ENDED       ENDED
VARIABLE PORTFOLIOS          12/31/10   12/31/11
-------------------------------------------------
-------------------------------------------------

CORPORATE BOND - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 4/6/01)
  Beginning AUV...........     23.636  $   24.669
                               17.877  $   18.707
  Ending AUV..............     24.669  $   25.925
                               18.707  $   19.739
  Ending Number of AUs....    194,282     169,566
                                    0           0
-------------------------------------------------

DAVIS VENTURE VALUE - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV...........     34.970  $   37.103
                               12.680  $   13.489
  Ending AUV..............     37.103  $   35.092
                               13.489  $   12.809
  Ending Number of AUs....    341,410     291,549
                                  952         952
-------------------------------------------------

"DOGS" OF WALL STREET - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/15/04)
  Beginning AUV...........     11.924  $   12.809
                               13.303  $   14.366
  Ending AUV..............     12.809  $   14.255
                               14.366  $   16.097
  Ending Number of AUs....    165,676     158,911
                                    4           4
-------------------------------------------------

EMERGING MARKETS - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 10/24/00)
  Beginning AUV...........     20.801  $   23.996
                               29.190  $   33.762
  Ending AUV..............     23.996  $   17.516
                               33.762  $   24.744
  Ending Number of AUs....    300,171     244,751
                                    0           0
-------------------------------------------------

EQUITY INDEX - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/19/01)
  Beginning AUV...........      8.950  $    9.513
                                8.359  $    8.907
  Ending AUV..............      9.513  $    9.542
                                8.907  $    8.970
  Ending Number of AUs....  1,144,865   1,008,160
                                    0           0
-------------------------------------------------

EQUITY OPPORTUNITIES - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) N/A)
  Beginning AUV...........     17.713  $   19.296
                                    0           0
  Ending AUV..............     19.296  $   19.036
                                    0           0
  Ending Number of AUs....    105,232      91,230
                                    0           0
-------------------------------------------------





                 AUV - Accumulation Unit Value
                 AU - Accumulation Units
                 (a) Reflecting 1.25% Separate Account expenses.
                 (b) Reflecting 0.85% Separate Account expenses.

                 Effective December 31, 2010, the Separate Account has changed its fiscal year end from April 30 to December 31.

                                   FISCAL        FISCAL     FISCAL     FISCAL     FISCAL     FISCAL     FISCAL    FISCAL   FISCAL
                                    YEAR          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR
                                    ENDED        ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED
VARIABLE PORTFOLIOS                4/30/02      4/30/03    4/30/04    4/30/05    4/30/06    4/30/07    4/30/08   4/30/09  4/30/10
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

FUNDAMENTAL GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............  (a)     22.464     17.538     14.568     16.767     16.392     19.012     19.834   21.141   12.533
                               (b)      7.727      6.057      5.051      5.835      5.728      6.668      6.982    7.464    4.434
  Ending AUV.................  (a)     17.538     14.568     16.767     16.392     19.012     19.834     21.141   12.533   16.754
                               (b)      6.057      5.051      5.835      5.728      6.668      6.982      7.464    4.434    5.942
  Ending Number of AUs.......  (a)  1,831,599  1,601,326  1,418,311  1,116,207    812,915    621,898    501,902  418,735  384,500
                               (b)      1,209        174        174        174        189        174        174      174       87
---------------------------------------------------------------------------------------------------------------------------------

GLOBAL BOND - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............  (a)     15.454     15.801     16.849     16.975     17.683     18.119     18.629   21.158   20.179
                               (b)     10.481     10.763                           12.171     12.483     12.832   14.597   13.962
  Ending AUV.................  (a)     15.801     16.849     16.975     17.683     18.119     18.629     21.158   20.179   22.354
                               (b)     10.763                                      12.483     12.832     14.597   13.962   15.504
  Ending Number of AUs.......  (a)    510,010    476,778    424,680    337,148    257,706    212,271    209,814  166,388  152,370
                               (b)        446                                          24         24         24       24       24
---------------------------------------------------------------------------------------------------------------------------------

GLOBAL EQUITIES - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 12/11/00)
  Beginning AUV..............  (a)     19.986     16.270     13.156     15.834     16.714     22.433     26.137   25.181   14.680
                               (b)      8.673      7.089      5.753      6.938      7.359      9.911     11.595   11.214    6.572
  Ending AUV.................  (a)     16.270     13.156     15.834     16.714     22.433     26.137     25.181   14.680   20.153
                               (b)      7.089      5.753      6.938                 9.911     11.595     11.214    6.572    9.078
  Ending Number of AUs.......  (a)    598,333    550,495    522,178    430,108    351,150    311,898    260,212  211,805  192,113
                               (b)      1,959        212        212                     0          0          0        0        0
---------------------------------------------------------------------------------------------------------------------------------

GOVERNMENT AND QUALITY BOND - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 2/8/01)
  Beginning AUV..............  (a)     14.844     15.704     16.834     16.804     17.353     17.180     18.078   18.940   19.374
                               (b)     10.717     11.384     12.253     12.280     12.732     12.656     13.371   14.064   14.444
  Ending AUV.................  (a)     15.704     16.834     16.804     17.353     17.180     18.078     18.940   19.374   20.257
                               (b)     11.384     12.253     12.280     12.732     12.656     13.371     14.064   14.444   15.164
  Ending Number of AUs.......  (a)  3,250,427  3,259,053  2,682,883  1,995,979  1,474,874  1,180,632  1,011,087  844,486  712,133
                               (b)      3,422        326        175        132        132        132         77       77       77
---------------------------------------------------------------------------------------------------------------------------------

GROWTH - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............  (a)     29.136     25,649     21.660     26.870     28.327     33.323     37.311   36.496   23.277
                               (b)      8.745      7.729      6.553      8.163      8.640     10.204     11.471   11.266    7.214
  Ending AUV.................  (a)     25.649     21.660     26.870     28.327     33.323     37.311     36.496   23.277   32.634
                               (b)      7.729      6.553      8.163      8.640     10.204     11.471     11.266    7.214   10.154
  Ending Number of AUs.......  (a)    829,414    767,232    743,102    606,500    475,482    388,417    352,337  292,549  258,931
                               (b)      4,575      1,707      1,707      1,317      1,256      1,256        973      973      973
---------------------------------------------------------------------------------------------------------------------------------

GROWTH & INCOME - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............  (a)     30.347     25.714     22.086     26.313     26.725     31.224     33.998   32.221   20.107
                               (b)      8.734      7.431      6.407      7.659      7.809      9.160     10.014    9.529    5.964
  Ending AUV.................  (a)     25.714     22.086     26.313     26.725     31.224     33.998     32.221   20.107   26.314
                               (b)      7.431      6.407      7.659      7.809      9.160     10.014      9.529    5.964    7.823
  Ending Number of AUs.......  (a)  2,430,317  2,202,766  2,102,000  1,686,135  1,259,880    972,775    820,352  645,017  582,402
                               (b)      1,872        647        663        262        190        190        190      190      150
---------------------------------------------------------------------------------------------------------------------------------

                                          FISCAL
                               8 MONTHS    YEAR
                                 ENDED     ENDED
VARIABLE PORTFOLIOS            12/31/10  12/31/11
-------------------------------------------------
-------------------------------------------------

FUNDAMENTAL GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............    16.754  $ 18.671
                                  5.942  $  6.644
  Ending AUV.................    18.671  $ 17.429
                                  6.644  $  6.235
  Ending Number of AUs.......   354,187   308,274
                                     87        87
-------------------------------------------------

GLOBAL BOND - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............    22.354  $ 23.524
                                 15.504  $ 16.349
  Ending AUV.................    23.524  $ 24.568
                                 16.349  $ 17.137
  Ending Number of AUs.......   138,773   121,501
                                     24        24
-------------------------------------------------

GLOBAL EQUITIES - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 12/11/00)
  Beginning AUV..............    20.153  $ 21.893
                                  9.078  $  9.912
  Ending AUV.................    21.893  $ 19.376
                                  9.912  $  8.832
  Ending Number of AUs.......   174,547   150,187
                                      0         0
-------------------------------------------------

GOVERNMENT AND QUALITY BOND - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 2/8/01)
  Beginning AUV..............    20.257  $ 20.586
                                 15.164  $ 15.451
  Ending AUV.................    20.586  $ 21.772
                                 15.451  $ 16.406
  Ending Number of AUs.......   631,123   538,912
                                     77        77
-------------------------------------------------

GROWTH - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............    32.634  $ 34.568
                                 10.154  $ 10.785
  Ending AUV.................    34.568  $ 32.004
                                 10.785  $ 10.025
  Ending Number of AUs.......   230,496   191,187
                                    973       973
-------------------------------------------------

GROWTH & INCOME - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............    26.314  $ 27.890
                                  7.823  $  8.313
  Ending AUV.................    27.890  $ 29.841
                                  8.313  $  8.934
  Ending Number of AUs.......   522,215   437,644
                                    150       150
-------------------------------------------------





                 AUV - Accumulation Unit Value
                 AU - Accumulation Units
                 (a) Reflecting 1.25% Separate Account expenses.
                 (b) Reflecting 0.85% Separate Account expenses.

                 Effective December 31, 2010, the Separate Account has changed its fiscal year end from April 30 to December 31.

                                       FISCAL      FISCAL   FISCAL   FISCAL   FISCAL   FISCAL   FISCAL   FISCAL   FISCAL
                                        YEAR        YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR   8 MONTHS
                                        ENDED      ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED     ENDED
VARIABLE PORTFOLIOS                    4/30/02    4/30/03  4/30/04  4/30/05  4/30/06  4/30/07  4/30/08  4/30/09  4/30/10  12/31/10
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

HIGH-YIELD BOND - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/19/01)
  Beginning AUV...................  (a)   13.607   12.745   13.073   15.445   17.310   19.922   22.094   21.247   15.780    21.548
                                    (b)    9.622    9.049                     12.453   14.361   15.950   15.363   11.426    15.625
  Ending AUV......................  (a)   12.745   13.073   15.445   17.310   19.922   22.094   21.247   15.780   21.548    22.924
                                    (b)    9.049                              14.361   15.950   15.363   11.426   15.625    16.655
  Ending Number of AUs............  (a)  368,246  352,067  340,552  272,262  201,721  188,501  146,590  125,934  119,326   116,270
                                    (b)      539                                  22       21       21       21       21        21
----------------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/4/04)
  Beginning AUV...................  (a)   12.332   10.238    7.134    9.425   10.452   13.929   16.019   16.414    9.452    12.640
                                    (b)                              10.295   11.072   14.799   17.080   17.547   10.131    13.610
  Ending AUV......................  (a)   10.238    7.134    9.425   10.452   13.929   16.019   16.414    9.452   12.640    13.851
                                    (b)                              11.072   14.799   17.080   17.547   10.131   13.610    14.950
  Ending Number of AUs............  (a)  397,985  378,565  390,108  341,679  317,227  276,894  263,148  218,854  199,036   179,552
                                    (b)                                  44       44       44       44       44       44        44
----------------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL GROWTH & INCOME - SAST Class 1 Shares
(Inception Date - (a) 3/24/99 (b) 10/24/00)
  Beginning AUV...................  (a)   12.641   11.010    8.580   11.670   13.105   17.683   20.692   19.595   10.112    13.617
                                    (b)    8.725    7.631    5.970    8.153    9.192   12.453   14.630   13.910    7.207     9.744
  Ending AUV......................  (a)   11.010    8.580   11.670   13.105   17.683   20.692   19.595   10.112   13.617    14.572
                                    (b)    7.631    5.970    8.153    9.192   12.453   14.630   13.910    7.207    9.744    10.455
  Ending Number of AUs............  (a)  600,190  576,640  583,393  551,102  501,721  496,563  437,413  345,299  300,805   260,209
                                    (b)      807      668      750      750      722      712      712      712      712       712
----------------------------------------------------------------------------------------------------------------------------------

REAL ESTATE - SAST Class 1 Shares
(Inception Date - (a) 3/31/99 (b) 10/24/00)
  Beginning AUV...................  (a)   10.856   12.265   12.697   15.878   20.848   26.911   33.682   27.985   14.083    21.887
                                    (b)   11.068   12.434   12.984   16.353   21.570   27.913   35.000   29.088   14.694    22.894
  Ending AUV......................  (a)   12.265   12.697   15.878   20.848   26.911   33.682   27.985   14.083   21.887    22.932
                                    (b)   12.434            16.353   21.570   27.913   35.000   29.088   14.694   22.894    24.037
  Ending Number of AUs............  (a)  269,182  322,682  341,188  319,242  265,567  250,482  145,959  109,677   95,920    94,506
                                    (b)    1,034                 8        8       16       15       15       15       15        15
----------------------------------------------------------------------------------------------------------------------------------

SMALL COMPANY VALUE - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 2/8/01)
  Beginning AUV...................  (a)   14.522   16.627   13.176   17.750   20.462   27.190   29.133   25.175   17.076    25.551
                                    (b)   10.068   11.574    9.207   12.453   14.413   19.229   20.687   17.949   12.227    18.364
  Ending AUV......................  (a)   16.627   13.176   17.750   20.462   27.190   29.133   25.175   17.076   25.551    27.296
                                    (b)   11.574    9.207   12.453   14.413   19.229   20.687   17.949   12.227   18.364    19.667
  Ending Number of AUs............  (a)  458,007  457,922  494,691  456,434  384,054  340,500  246,769  196,153  196,093   199,740
                                    (b)    1,010      403      427      427      416      416      362      362      362       362
----------------------------------------------------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV...................  (a)   13.699   10.772    8.861   10.157   11.746   12.980   16.747   17.971   11.181    15.033
                                    (b)    9.595             6.353    7.375    8.589    9.555   12.388   13.321    8.318    11.228
  Ending AUV......................  (a)   10.772    8.861   10.157   11.746   12.980   16.747   17.971   11.181   15.033    16.747
                                    (b)                      7.375    8.589    9.555   12.388   13.321    8.318   11.228    12.549
  Ending Number of AUs............  (a)  421,262  358,152  330,953  276,507  208,914  175,767  154,479  123,614  106,073   100,462
                                    (b)                         15       59       20       52       52       52       52        52
----------------------------------------------------------------------------------------------------------------------------------

                                     FISCAL
                                      YEAR
                                      ENDED
VARIABLE PORTFOLIOS                 12/31/11
--------------------------------------------
--------------------------------------------

HIGH-YIELD BOND - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/19/01)
  Beginning AUV...................  $ 22.924
                                    $ 16.655
  Ending AUV......................  $ 23.608
                                    $ 17.187
  Ending Number of AUs............   111,602
                                          21
--------------------------------------------

INTERNATIONAL DIVERSIFIED EQUITIES - SAST
Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/4/04)
  Beginning AUV...................  $ 13.851
                                    $ 14.950
  Ending AUV......................  $ 11.681
                                    $ 12.625
  Ending Number of AUs............   151,511
                                          44
--------------------------------------------

INTERNATIONAL GROWTH & INCOME - SAST Class 1
Shares
(Inception Date - (a) 3/24/99 (b) 10/24/00)
  Beginning AUV...................  $ 14.572
                                    $ 10.455
  Ending AUV......................  $ 12.406
                                    $  8.937
  Ending Number of AUs............   220,559
                                         712
--------------------------------------------

REAL ESTATE - SAST Class 1 Shares
(Inception Date - (a) 3/31/99 (b) 10/24/00)
  Beginning AUV...................  $ 22.932
                                    $ 24.037
  Ending AUV......................  $ 24.492
                                    $ 25.767
  Ending Number of AUs............    80,929
                                          15
--------------------------------------------

SMALL COMPANY VALUE - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 2/8/01)
  Beginning AUV...................  $ 27.296
                                    $ 19.667
  Ending AUV......................  $ 26.087
                                    $ 18.867
  Ending Number of AUs............   140,852
                                         362
--------------------------------------------
TELECOM UTILITY - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV...................  $ 16.747
                                    $ 12.549
  Ending AUV......................  $ 17.576
                                    $ 13.209
  Ending Number of AUs............    91,771
                                          52
--------------------------------------------





                 AUV - Accumulation Unit Value
                 AU - Accumulation Units
                 (a) Reflecting 1.25% Separate Account expenses.
                 (b) Reflecting 0.85% Separate Account expenses.

                 Effective December 31, 2010, the Separate Account has changed its fiscal year end from April 30 to December 31.

                                       FISCAL      FISCAL   FISCAL   FISCAL   FISCAL   FISCAL   FISCAL   FISCAL   FISCAL
                                        YEAR        YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR   8 MONTHS
                                        ENDED      ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED     ENDED
VARIABLE PORTFOLIOS                    4/30/02    4/30/03  4/30/04  4/30/05  4/30/06  4/30/07  4/30/08  4/30/09  4/30/10  12/31/10
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN BOND - SAST Class 1 Shares
(Inception Date - (a) 3/31/99 (b) N/A)
  Beginning AUV...................  (a)   14.743   14.685   15.732   17.303   18.735   20.622   22.587   22.972   24.381   26.760
                                    (b)                                            0        0        0        0        0        0
  Ending AUV......................  (a)   14.685   15.732   17.303   18.735   20.622   22.587   22.972   24.381   26.760   27.385
                                    (b)                                            0        0        0        0        0        0
  Ending Number of AUs............  (a)  120,482  115,713  118,994   94,361   78,790   69,724   60,654   72,809   75,127   84,900
                                    (b)                                            0        0        0        0        0        0
----------------------------------------------------------------------------------------------------------------------------------

                                     FISCAL
                                      YEAR
                                      ENDED
VARIABLE PORTFOLIOS                 12/31/11
--------------------------------------------
--------------------------------------------

TOTAL RETURN BOND - SAST Class 1 Shares
(Inception Date - (a) 3/31/99 (b) N/A)
  Beginning AUV...................   $27.385
                                           0
  Ending AUV......................   $28.767
                                           0
  Ending Number of AUs............    80,320
                                           0
--------------------------------------------





                 AUV - Accumulation Unit Value
                 AU - Accumulation Units
                 (a) Reflecting 1.25% Separate Account expenses.
                 (b) Reflecting 0.85% Separate Account expenses.

                 Effective December 31, 2010, the Separate Account has changed its fiscal year end from April 30 to December 31.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX B - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR
                                     PROGRAM
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This table assumes a $100,000 initial investment in a Qualified contract with no additional premiums, no withdrawals, no step-ups, no premium taxes, current growth rates, and election of the optional Income Protector program at contract issue.


-------------------------------------------------------------------------------
                          INCOME       ANNUAL INCOME IF YOU ANNUITIZE ON THE
                         PROTECTOR       FOLLOWING CONTRACT ANNIVERSARIES:
IF AT ISSUE YOU ARE       OPTION     1 - 6      7        10       15       20
-------------------------------------------------------------------------------
Male or Female             Plus      5,500     6,379    8,275   10,931   10,931
Age 45*                     Max      6,290     7,728   11,035   16,044   16,044
-------------------------------------------------------------------------------
Joint Spousal Owners       Plus      4,884     5,603    7,119    9,164    7,164
Age 45                      Max      5,586     6,788    9,493   13,451   13,451
-------------------------------------------------------------------------------



 * Life Annuity with 10-year Period Certain

** Joint and 100% Survivor Annuity with 20-Year Period Certain

This table assumes a $100,000 initial investment in a Non-Qualified contract with no additional premiums, no withdrawals, no step-ups, no premium taxes, current growth rates, and election of the optional Income Protector program at contract issue.


-------------------------------------------------------------------------------
                          INCOME       ANNUAL INCOME IF YOU ANNUITIZE ON THE
                         PROTECTOR       FOLLOWING CONTRACT ANNIVERSARIES:
IF AT ISSUE YOU ARE       OPTION     1 - 6      7        10       15       20
-------------------------------------------------------------------------------
Male                       Plus      5,744     6,683    8,717   11,571   11,571
Age 45*                     Max      6,569     8,096   11,624   16,982   16,982
-------------------------------------------------------------------------------
Female                     Plus      5,256     6,075    7,833   10,292   10,292
Age 45*                     Max      6,011     7,360   10,446   15,106   15,106
-------------------------------------------------------------------------------



 * Life Annuity with 10-year Period Certain

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--------------------------------------------------------------------------------
      APPENDIX C - THE GUARANTEE FOR CONTRACTS ISSUED BY SUNAMERICA ANNUITY
                           PRIOR TO DECEMBER 29, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GUARANTEE OF INSURANCE OBLIGATIONS

The Company's insurance policy obligations for individual and group contracts issued by SunAmerica Annuity prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home" or "Guarantor").

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home, an affiliate of the Company, is an indirect wholly owned subsidiary of American International Group.

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--------------------------------------------------------------------------------
           APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------
   PROSPECTUS PROVISION            AVAILABILITY OR VARIATION              STATES
------------------------------------------------------------------------------------
 Free Look                  If you reside in Arizona and are age 65   Arizona
                            or older on your Contract Date, the
                            Free Look period is 30 days
------------------------------------------------------------------------------------
 Free Look                  If you reside in California and are age   California
                            60 or older on your Contract Date, the
                            Free Look period is 30 days.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0.50%    California
                            for Qualified contracts and 2.35% for
                            Non-Qualified contracts based on
                            contract value when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0% for   Maine
                            Qualified contracts and 2.0% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0% for   Nevada
                            Qualified contracts and 3.5% for Non-
                            Qualified contracts based on contract
                            value when you begin the Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                For the first $500,000 in the contract,   South Dakota
                            we deduct premium tax charges of 0% for
                            Qualified contracts and 1.25% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase. For any amount in excess
                            of $500,000 in the contract, we deduct
                            front-end premium tax charges of 0% for
                            Qualified contracts and 0.80% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 1.0%     West Virginia
                            for Qualified contracts and 1.0% for
                            Non-Qualified contracts based on
                            contract value when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0% for   Wyoming
                            Qualified contracts and 1.0% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Transfer Privilege         Any transfer over the limit of 15 will    Oregon
                            incur a $25 fee.
------------------------------------------------------------------------------------
 Transfer Privilege         Any transfer over the limit of 15 will    Texas
                            incur a $10 fee.
------------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
   APPENDIX E - DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO NOVEMBER 24, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTION IF YOUR CONTRACT WAS ISSUED BEFORE NOVEMBER 24, 2003:

If you should die during the Accumulation Phase of your contract, We pay a death benefit to your Beneficiary.

The death benefit (unless limited by your Plan) is the greatest of:

     1. Total Purchase Payments minus total withdrawals and loans (and any fees and charges applicable to those withdrawals and/or loans) at the time We receive satisfactory proof of death; or

     2. Contract Value at the time We receive satisfactory proof of death and all required paperwork.

     We do not pay a death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments (or a portion thereof) in accordance with the income option you selected.

  Please forward a copy (without charge) of the Polaris Plus Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)


       ----------------------------------------------------------
       Name

       ----------------------------------------------------------
       Address

       ----------------------------------------------------------
       City/State/Zip


Contract Issue Date: -------------------------------------------------------


Date: ------------------------------    Signed: ----------------------------



  Return to: SunAmerica Annuity and Life Assurance Company, Annuity Service Center, P.O. Box 54299,
  Los Angeles, California 90054-0299

                       STATEMENT OF ADDITIONAL INFORMATION

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH

                         VARIABLE ANNUITY ACCOUNT SEVEN



                         Polaris Plus Variable Annuity




This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated April 30, 2012 relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:


                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299


                                 April 30, 2012

                                TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Separate Account and the Company...........................     3

General Account............................................     4

Performance Data ..........................................     5

Annuity Income Payments....................................     7

Annuity Unit Values........................................     8

Taxes......................................................    10

Broker-Dealer Firms Receiving Revenue Sharing Payments.....    20

Distribution of Contracts..................................    21

Financial Statements

   Separate Account Financial Statements...................    21

   SunAmerica Annuity and Life Assurance Company
      Financial Statements.................................    21

   American International Group, Inc. Financial
      Information..........................................    22

                        SEPARATE ACCOUNT AND THE COMPANY

     Variable Annuity Account Seven (the "Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") on August 28, 1998, pursuant to the provisions of Arizona law, as a segregated asset account of Anchor National. Anchor National was incorporated in the State of California on April 12, 1965. Anchor National redomesticated in the State of Arizona on January 1, 1996. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company ("SunAmerica Life"). Effective July 20, 2009, SunAmerica Life changed its name to SunAmerica Annuity and Life Assurance Company ("Company"). These were name changes only and did not affect the substance of any contract.

     The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

     The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

     The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges.

     The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

     Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).

                                 GENERAL ACCOUNT

        The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates. We may also offer the specific Dollar Cost Averaging Fixed Accounts ("DCAFA"). Assets supporting amounts allocated to fixed investment options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

        The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                                PERFORMANCE DATA

     From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

     We may advertise the optional living benefits and death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.

     The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

     For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

        Performance data for the various Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO

        Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

              Base Period Return = (EV-SV)/(SV)

        where:
              SV = value of one Accumulation Unit at the start of a 7 day period EV = value of one Accumulation Unit at the end of the 7 day period

     The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period.

     The current yield is then obtained by annualizing the Base Period Return:

              Current Yield = (Base Period Return) x (365/7)

     The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the Underlying Fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                          365/7
              Effective Yield = [(Base Period Return + 1)      - 1]

     The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the Underlying Fund and changes in interest rates on such investments.

     Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Portfolio's yield may become negative, which may result in a decline in the value of your investment.

OTHER PORTFOLIOS

     The Variable Portfolios of the Separate Account other than the Cash Management Portfolio also compute their performance data as "total return."

     Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

               P(1+T)n = ERV

where:         P = a hypothetical initial payment of $1,000
               T = average annual total return
               n = number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

     Total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted at the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance.

                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY PAYMENTS

        The initial annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

        The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

        For fixed annuity income payments, the amount of the second and each subsequent monthly annuity income payment is the same as that determined above for the first monthly annuity income payment.

        For variable annuity income payments, the amount of the second and each subsequent monthly annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly annuity income payment, above, by the Annuity Unit value as of the day preceding the date on which each annuity income payment is due.

ANNUITY INCOME PAYMENTS UNDER THE INCOME PROTECTOR PROGRAM

        If contract holders elect to begin annuity income payments using the Income Protector feature, the income benefit base is determined as described in the prospectus. The initial annuity income payment is determined by applying the income benefit base to the annuity table specifically designated for use in conjunction with the Income Protector feature, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit base applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

        The income benefit base is applied then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. The amount of the second and each subsequent annuity income payment is the same as that determined above for the first monthly annuity income payment.

                              ANNUITY UNIT VALUES

        The value of an Annuity Unit is determined independently for each Portfolio. The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Portfolio exceed 3.5%, variable annuity income payments derived from allocations to that Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly annuity income payment would be higher, but the actual net investment rate would also have to be higher in order for annuity income payments to increase (or not to decrease).

        The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity income payment will vary accordingly.

        For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

        The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

        The NIF for any Portfolio for a certain month is determined by dividing
(a) by (b) where:

        (a) is the Accumulation Unit value of the Portfolio determined as of the end of that month, and

        (b) is the Accumulation Unit value of the Portfolio determined as of the end of the preceding month.

        The NIF for a Portfolio for a given month is a measure of the net investment performance of the Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than
1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the Underlying Fund in which the Portfolio invests; it is also reduced by Separate Account asset charges.

        ILLUSTRATIVE EXAMPLE

        Assume that one share of a given Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                      NIF = ($11.46/$11.44)
                          = 1.00174825

        The change in Annuity Unit value for a Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity income payment tables are based. For example, if the net investment rate for a Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                         (1/12)
               1/[(1.035)      ] = 0.99713732

        In the example given above, if the Annuity Unit value for the Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

               $10.103523 x 1.00174825 x 0.99713732 = $10.092213

                        VARIABLE ANNUITY INCOME PAYMENTS

        ILLUSTRATIVE EXAMPLE

        Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity income payment date is $13.327695.

        P's first variable annuity income payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable annuity income payment is determined by multiplying the factor of 4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

        First Annuity Income Payment = 4.92 x ($116,412.31/$1,000) = $572.75

        The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

        Annuity Units = $572.75/$13.256932 = 43.203812

        P's second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second variable annuity income payment due date:

        Second Annuity Income Payment = 43.203812 x $13.327695 = $575.81

        The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.

        Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Portfolio on the Annuity Date and thus reflects the investment performance of the Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Portfolio). The net investment performance of the Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.

                                     TAXES

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the

Contracts should seek competent financial advice about the tax consequences of any distributions.


On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.


The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions, designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs, designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

     -    after attainment of age 59 1/2;

     -    when paid to your beneficiary after you die;

     -    after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     -    dividends paid with respect to stock of a corporation described in IRC
          Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     -    distributions from IRAs for higher education expenses;

     -    distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply; and

     - The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Beginning in 2008, subject to federal income limitations, funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS


The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.


TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan. On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers AND exchanges (both referred to below as "transfers") of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules could have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a contract or custodial account in a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. The IRS made this earlier guidance permanent in Revenue Procedure 2008-24, superseding Notice 2003-51, although it shortened the presumption period from 24 months to 12 months. Revenue Procedure 2008-24 provides that a transfer will be treated as a tax-free exchange under Code section 1035 if either (a) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in exchange (the date of transfer); or (b) the taxpayer demonstrates that one of the conditions described in Code section 72(q) or any similar life event (such as divorce or loss of employment) occurred between the date of the transfer and the date of the withdrawal or surrender. We reserve the right to treat partial transfers as tax-reportable distributions, rather than as partial 1035 exchanges, in recognition of certain questions which remain notwithstanding recent IRS guidance on the subject. Such treatment for tax reporting purposes, however, should not prevent a taxpayer from taking a different position on their return, in accordance with the advice of their tax counsel or other tax consultant, if they believe the requirements of IRC Section 1035 have been satisfied. Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS


The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities


Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2012 is the lesser of 100% of includible compensation or $17,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,500 in 2012 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2012 may not exceed the lesser of $50,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.


(c) Individual Retirement Annuities


Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2012 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2012. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner or the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction, is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2012 of less than $92,000, your contribution may be fully deductible; if your income is between $92,000 and $112,000, your contribution may be partially deductible and if your income is $112,000 or more, your contribution may not be deductible. If you are single and your income in 2012 is less than $58,000, your contribution may be fully deductible; if your income is between $58,000 and $68,000, your contribution may be partially deductible and if your income is $68,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2012 is between $173,000 and $183,000, your contribution may be partially deductible.


(d) Roth IRAs


Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2012 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2012. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2012 is less than:
$173,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan if certain conditions are met. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 AND PENSION PROTECTION ACT OF 2006

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expanded the range of eligible tax-free rollover distributions that may be made among qualified plans and increased contribution limits applicable to these plans. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. The Pension Protection Act of 2006 made permanent those provisions of EGTRRA relating to IRAs and employer sponsored plans.

                               BROKER-DEALER FIRMS
                       RECEIVING REVENUE SHARING PAYMENTS


The following list includes the names of member firms of the FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2011, from SunAmerica Annuity and Life Assurance Company and The United States Life Insurance Company in the City of New York, both affiliated life companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.



BancWest Investment Services, Inc.
CCO Investment Services Corporation
Citigroup Global Markets Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Financial Network Investment Corporation
FSC Securities Corp.
Infinex Investments, Inc.
ING Financial Partners, Inc.
Janney Montgomery Scott LLC.
J.J.B. Hilliard, W.L. Lyons, Inc.
James Borello & Co
Lincoln Financial Advisor
Lincoln Financial Securities
LPL Financial Corporation
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Incorporated
Multi Financial Securities Corp.
NEXT Financial Group, Inc.
Primevest Financial Services, Inc.
Raymond James & Associates
Raymond James Financial
RBC Capital Markets Corporation
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Sammons Securities Co. LLC
Securities America, Inc.
UBS Financial Services Inc.
U.S. Bancorp Investments, Inc.
Wells Fargo Advisor, LLC
Wescom Financial Services


We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                            DISTRIBUTION OF CONTRACTS

The contracts are offered through SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and SunAmerica Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. Contracts are offered on a continuous basis.

                              FINANCIAL STATEMENTS


The following financial statements of Variable Annuity Account Seven and consolidated financial statements of SunAmerica Annuity and Life Assurance Company are included in this Statement of Additional Information:

Variable Annuity Account Seven Financial Statements:

     -   Report of Independent Registered Public Accounting Firm

     -   Statements of Assets and Liabilities, December 31, 2011

     -   Schedules of Portfolio Investments, December 31, 2011

     -   Statements of Operations, for the year ended December 31, 2011

     -   Statements of Changes in Net Assets, for the year ended December 31,
         2011

     - Statements of Changes in Net Assets, for the eight months ended December 31, 2010, except as indicated

     -   Statements of Changes in Net Assets, for the year ended April 30, 2010

     -   Notes to Financial Statements



SunAmerica Annuity and Life Assurance Company Financial Statements:

     -   Report of Independent Registered Public Accounting Firm

     -   Consolidated Balance Sheets - December 31, 2011 and 2010

     - Consolidated Statements of Income (Loss) - Years Ended December 31, 2011, 2010 and 2009

     - Consolidated Statements of Comprehensive Income (Loss) - Years Ended December 31, 2011, 2010 and 2009

     - Consolidated Statements of Shareholder's Equity - Years Ended December 31, 2011, 2010 and 2009

     - Consolidated Statements of Cash Flows - Years Ended December 31, 2011, 2010 and 2009

     -   Notes to Consolidated Financial Statements


The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.

PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The audited financial statements referred to above are included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

AMERICAN INTERNATIONAL GROUP, INC. FINANCIAL INFORMATION


On March 30, 2011, American International Group, Inc. and the Company entered into an Unconditional Capital Maintenance Agreement.

The consolidated financial statements, the financial statement schedules and management's assessment of the effectiveness of internal control over financial reporting incorporated into this Statement of Additional Information by reference to American International Group's Annual Report on Form 10-K filed on February 23, 2012, for the year ended December 31, 2011, have been so incorporated in reliance upon the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

American International Group, Inc. does not underwrite any insurance policy referenced herein.

The consolidated financial statements of AIA Group Limited incorporated into this Statement of Additional Information by reference to American International Group's Amendment No. 1 on Form 10-K/A have been so incorporated in reliance upon the report of PricewaterhouseCoopers, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                         VARIABLE ANNUITY ACCOUNT SEVEN

                                       OF

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                           DECEMBER 31, 2011 AND 2010

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2011 AND 2010

                                    CONTENTS

Report of Independent Registered Public Accounting Firm .....................  1
Statements of Assets and Liabilities, December 31, 2011 .....................  2
Schedules of Portfolio Investments, December 31, 2011 ....................... 10
Statements of Operations, for the year ended December 31, 2011 .............. 11
Statements of Changes in Net Assets, for the year ended December 31, 2011 ... 19
Statements of Changes in Net Assets, for the eight months ended
  December 31, 2010, except as indicated .................................... 27
Statements of Changes in Net Assets, for the year ended April 30, 2010 ...... 35
Notes to Financial Statements ............................................... 43

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of SunAmerica Annuity and Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Seven:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Seven (the "Separate Account"), a separate account of SunAmerica Annuity and Life Assurance Company, at December 31, 2011, and the results of their operations for the year then ended, and the changes in each of their net assets for the year ended December 31, 2011, for the periods indicated in the eight months ended December 31, 2010 and for the year ended April 30, 2010, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosure in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodians and transfer agents, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Los Angeles, California
April 25, 2012

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2011

                                                                   Capital    Government and
                                              Asset Allocation  Appreciation   Quality Bond                     Asset Allocation
                                                 Portfolio        Portfolio     Portfolio     Growth Portfolio      Portfolio
                                                 (Class 1)       (Class 1)       (Class 1)        (Class 1)         (Class 3)
                                              ----------------  ------------  --------------  ----------------  ----------------
Assets:
  Investments in Trusts, at net asset value      $12,702,926     $70,183,281    $56,385,005      $31,593,436        $5,456,788

Liabilities:                                              --              --             --               --                --
                                                 -----------     -----------    -----------      -----------        ----------

Net assets:                                      $12,702,926     $70,183,281    $56,385,005      $31,593,436        $5,456,788
                                                 ===========     ===========    ===========      ===========        ==========

  Accumulation units                             $12,666,252     $70,009,875    $56,234,185      $31,531,443        $5,456,788

  Contracts in payout (annuitization) period          36,674         173,406        150,820           61,993                --
                                                 -----------     -----------    -----------      -----------        ----------

     Total net assets                            $12,702,926     $70,183,281    $56,385,005      $31,593,436        $5,456,788
                                                 ===========     ===========    ===========      ===========        ==========

Accumulation units outstanding                       642,249       3,863,350      3,152,043        2,361,780           357,310
                                                 ===========     ===========    ===========      ===========        ==========

Contracts with total expenses of 0.85%(1):
  Accumulation units outstanding                          22             926             77              973                --
  Unit value of accumulation units               $     16.42     $     11.89    $     16.41      $     10.03        $       --

Contracts with total expenses of 0.85%(2):
  Accumulation units outstanding                     400,609       3,319,573      2,448,302        2,028,986           307,308
  Unit value of accumulation units               $     15.52     $     16.07    $     17.12      $     11.76        $    15.30

Contracts with total expenses of 0.95%
  Accumulation units outstanding                          --              --             --               --            30,480
  Unit value of accumulation units               $        --     $        --    $        --      $        --        $    15.28

Contracts with total expenses of 1.10%:
  Accumulation units outstanding                      29,487         297,984        164,752          140,634            10,381
  Unit value of accumulation units               $     15.11     $     15.63    $     16.66      $     11.44        $    14.89

Contracts with total expenses of 1.20%:
  Accumulation units outstanding                          --              --             --               --             9,141
  Unit value of accumulation units               $        --     $        --    $        --      $        --        $    14.89

Contracts with total expenses of 1.25%:
  Accumulation units outstanding                     212,131         244,867        538,912          191,187                --
  Unit value of accumulation units               $     28.47     $     49.68    $     21.77      $     32.00        $       --

                                                  Capital      Government and
                                               Appreciation     Quality Bond                     Natural Resources     Aggressive
                                                 Portfolio        Portfolio    Growth Portfolio      Portfolio      Growth Portfolio
                                                 (Class 3)        (Class 3)       (Class 3)          (Class 3)          (Class 1)
                                             ----------------  --------------  ----------------  -----------------  ----------------
Assets:
  Investments in Trusts, at net asset value    $105,117,546      $97,013,952      $3,958,202         $6,378,281        $4,336,866

Liabilities:                                             --               --              --                 --                --
                                               ------------      -----------      ----------         ----------        ----------

Net assets:                                    $105,117,546      $97,013,952      $3,958,202         $6,378,281        $4,336,866
                                               ============      ===========      ==========         ==========        ==========

  Accumulation units                           $105,062,852      $96,869,292      $3,958,202         $6,378,281        $4,334,320

  Contracts in payout (annuitization) period         54,694          144,660              --                 --             2,546
                                               ------------      -----------      ----------         ----------        ----------

     Total net assets                          $105,117,546      $97,013,952      $3,958,202         $6,378,281        $4,336,866
                                               ============      ===========      ==========         ==========        ==========

Accumulation units outstanding                    6,638,165        5,757,968         341,477            654,820           381,288
                                               ============      ===========      ==========         ==========        ==========

Contracts with total expenses of 0.85%(1):
  Accumulation units outstanding                         --               --              --                 --                12
  Unit value of accumulation units             $         --      $        --      $       --         $       --        $     5.36

Contracts with total expenses of 0.85%(2):
  Accumulation units outstanding                  6,392,822        4,934,413         330,585            612,888           111,402
  Unit value of accumulation units             $      15.85      $     16.87      $    11.60         $     9.75        $     8.19

Contracts with total expenses of 0.95%
  Accumulation units outstanding                     87,337          534,665           6,968             13,784                --
  Unit value of accumulation units             $      15.80      $     16.86      $    11.59         $     9.73        $       --

Contracts with total expenses of 1.10%:
  Accumulation units outstanding                    124,318           73,420             915             16,837            29,874
  Unit value of accumulation units             $      15.41      $     16.42      $    11.26         $     9.61        $     7.98

Contracts with total expenses of 1.20%:
  Accumulation units outstanding                     33,688          215,470           3,009             11,311                --
  Unit value of accumulation units             $      15.37      $     16.41      $    11.27         $     9.60        $       --

Contracts with total expenses of 1.25%:
  Accumulation units outstanding                         --               --              --                 --           240,000
  Unit value of accumulation units             $         --      $        --      $       --         $       --        $    13.28

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2011
                                   (continued)

                                             Alliance Growth      Balanced     Blue Chip Growth   Capital Growth     Cash Management
                                                Portfolio        Portfolio         Portfolio        Portfolio           Portfolio
                                                (Class 1)        (Class 1)         (Class 1)        (Class 1)           (Class 1)
                                             ----------------  --------------  ----------------  -----------------  ----------------
Assets:
  Investments in Trusts, at net asset value     $20,614,056      $16,862,084      $1,032,130         $1,138,262        $19,038,886

Liabilities:                                             --               --              --                 --                 --
                                                -----------      -----------      ----------         ----------        -----------

Net assets:                                     $20,614,056      $16,862,084      $1,032,130         $1,138,262        $19,038,886
                                                ===========      ===========      ==========         ==========        ===========

  Accumulation units                            $20,602,290      $16,775,908      $1,032,130         $1,138,262        $18,927,383

  Contracts in payout (annuitization) period         11,766           86,176              --                 --            111,503
                                                -----------      -----------      ----------         ----------        -----------

    Total net assets                            $20,614,056      $16,862,084      $1,032,130         $1,138,262        $19,038,886
                                                ===========      ===========      ==========         ==========        ===========

Accumulation units outstanding                      927,957        1,107,883         174,245            148,001          1,583,571
                                                ===========      ===========      ==========         ==========        ===========

Contracts with total expenses of 0.85%(1):
  Accumulation units outstanding                      1,867              524              --                 --                 30
  Unit value of accumulation units              $      6.74      $      8.95      $       --         $       --        $     11.22

Contracts with total expenses of 0.85%(2):
  Accumulation units outstanding                    371,570          337,401         167,095            134,214          1,184,921
  Unit value of accumulation units              $      8.11      $     10.36      $     5.93         $     7.71        $     11.63

Contracts with total expenses of 0.95%
  Accumulation units outstanding                         --               --              --                 --                 --
  Unit value of accumulation units              $        --      $        --      $       --         $       --        $        --

Contracts with total expenses of 1.10%:
  Accumulation units outstanding                     24,342            8,970           7,150             13,787             62,533
  Unit value of accumulation units              $      7.89      $     10.09      $     5.77         $     7.50        $     11.34

Contracts with total expenses of 1.20%:
  Accumulation units outstanding                         --               --              --                 --                 --
  Unit value of accumulation units              $        --      $        --      $       --         $       --        $        --

Contracts with total expenses of 1.25%:
  Accumulation units outstanding                    530,178          760,988              --                 --            336,087
  Unit value of accumulation units              $     32.81      $     17.44      $       --         $       --        $     13.54

                                              Corporate Bond    Davis Venture    "Dogs" of Wall    Emerging Markets   Equity Index
                                                 Portfolio     Value Portfolio  Street Portfolio      Portfolio         Portfolio
                                                 (Class 1)        (Class 1)         (Class 1)         (Class 1)         (Class 1)
                                             ----------------  ---------------  ----------------  -----------------  ---------------
Assets:
  Investments in Trusts, at net asset value     $68,020,756      $57,459,907       $3,758,211         $7,759,890       $9,620,430

Liabilities:                                             --               --               --                 --               --
                                                -----------      -----------       ----------         ----------       ----------

Net assets:                                     $68,020,756      $57,459,907       $3,758,211         $7,759,890       $9,620,430
                                                ===========      ===========       ==========         ==========       ==========

  Accumulation units                            $67,976,153      $57,370,099       $3,758,211         $7,735,402       $9,596,341

  Contracts in payout (annuitization) period         44,603           89,808               --             24,488           24,089
                                                -----------      -----------       ----------         ----------       ----------

    Total net assets                            $68,020,756      $57,459,907       $3,758,211         $7,759,890       $9,620,430
                                                ===========      ===========       ==========         ==========       ==========

Accumulation units outstanding                    3,163,389        3,661,616          247,452            404,082        1,008,160
                                                ===========      ===========       ==========         ==========       ==========

Contracts with total expenses of 0.85%(1):
  Accumulation units outstanding                         --              952                4                 --               --
  Unit value of accumulation units              $        --      $     12.81       $    16.10         $       --       $       --

Contracts with total expenses of 0.85%(2):
  Accumulation units outstanding                  2,799,036        3,088,508           81,882            141,502               --
  Unit value of accumulation units              $     21.29      $     14.05       $    16.89         $    21.86       $       --

Contracts with total expenses of 0.95%
  Accumulation units outstanding                         --               --               --                 --               --
  Unit value of accumulation units              $        --      $        --       $       --         $       --       $       --

Contracts with total expenses of 1.10%:
  Accumulation units outstanding                    194,787          280,607            6,655             17,829               --
  Unit value of accumulation units              $     20.71      $     13.67       $    16.47         $    21.31       $       --

Contracts with total expenses of 1.20%:
  Accumulation units outstanding                         --               --               --                 --               --
  Unit value of accumulation units              $        --      $        --       $       --         $       --       $       --

Contracts with total expenses of 1.25%:
  Accumulation units outstanding                    169,566          291,549          158,911            244,751        1,008,160
  Unit value of accumulation units              $     25.93      $     35.09       $    14.26         $    17.52       $     9.54

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2011
                                   (continued)

                                                  Equity         Fundamental                                             Growth
                                              Opportunities        Growth         Global Bond      Global Equities    Opportunities
                                                Portfolio         Portfolio        Portfolio          Portfolio         Portfolio
                                                (Class 1)         (Class 1)        (Class 1)          (Class 1)          (Class 1)
                                             ----------------  ---------------  ----------------  -----------------  ---------------
Assets:
  Investments in Trusts, at net asset value     $8,917,611        $9,920,792       $15,102,584        $4,878,592        $1,550,205

Liabilities:                                            --                --                --                --                --
                                                ----------        ----------       -----------        ----------        ----------

Net assets:                                     $8,917,611        $9,920,792       $15,102,584        $4,878,592        $1,550,205
                                                ==========        ==========       ===========        ==========        ==========

  Accumulation units                            $8,892,599        $9,901,824       $15,088,926        $4,877,039        $1,549,594

  Contracts in payout (annuitization) period        25,012            18,968            13,658             1,553               611
                                                ----------        ----------       -----------        ----------        ----------

    Total net assets                            $8,917,611        $9,920,792       $15,102,584        $4,878,592        $1,550,205
                                                ==========        ==========       ===========        ==========        ==========

Accumulation units outstanding                     679,123           979,576           786,317           375,753           254,477
                                                ==========        ==========       ===========        ==========        ==========

Contracts with total expenses of 0.85%(1):
  Accumulation units outstanding                        --                87                24                --                --
  Unit value of accumulation units              $       --        $     6.24       $     17.14        $       --        $       --

Contracts with total expenses of 0.85%(2):
  Accumulation units outstanding                   547,143           619,790           598,083           200,924           240,248
  Unit value of accumulation units              $    12.24        $     6.79       $     18.28        $     8.75        $     6.08

Contracts with total expenses of 0.95%
  Accumulation units outstanding                        --                --                --                --                --
  Unit value of accumulation units              $       --        $       --       $        --        $       --        $       --

Contracts with total expenses of 1.10%:
  Accumulation units outstanding                    40,750            51,425            66,709            24,642            14,229
  Unit value of accumulation units              $    11.91        $     6.61       $     17.79        $     8.52        $     6.27

Contracts with total expenses of 1.20%:
  Accumulation units outstanding                        --                --                --                --                --
  Unit value of accumulation units              $       --        $       --       $        --        $       --        $       --

Contracts with total expenses of 1.25%:
  Accumulation units outstanding                    91,230           308,274           121,501           150,187                --
  Unit value of accumulation units              $    19.04        $    17.43       $     24.57        $    19.38        $       --

                                                                                 International                             MFS
                                                                                  Diversified       International      Massachusetts
                                              Growth-Income    High-Yield Bond      Equities          Growth and     Investors Trust
                                                Portfolio         Portfolio        Portfolio       Income Portfolio     Portfolio
                                                (Class 1)         (Class 1)        (Class 1)          (Class 1)         (Class 1)
                                             ----------------  ---------------  ----------------  -----------------  ---------------
Assets:
  Investments in Trusts, at net asset value     $17,904,980      $13,645,893       $4,981,467         $8,694,008       $4,000,677

Liabilities:                                             --               --               --                 --               --
                                                -----------      -----------       ----------         ----------       ----------

Net assets:                                     $17,904,980      $13,645,893       $4,981,467         $8,694,008       $4,000,677
                                                ===========      ===========       ==========         ==========       ==========

  Accumulation units                            $17,828,057      $13,634,421       $4,946,316         $8,688,961       $3,998,372

  Contracts in payout (annuitization) period         76,923           11,472           35,151              5,047            2,305
                                                -----------      -----------       ----------         ----------       ----------

    Total net assets                            $17,904,980      $13,645,893       $4,981,467         $8,694,008       $4,000,677
                                                ===========      ===========       ==========         ==========       ==========

Accumulation units outstanding                      934,705          766,664          560,559            820,755          367,906
                                                ===========      ===========       ==========         ==========       ==========

Contracts with total expenses of 0.85%(1):
  Accumulation units outstanding                        150               21               44                712               --
  Unit value of accumulation units              $      8.93      $     17.19       $    12.63         $     8.94       $       --

Contracts with total expenses of 0.85%(2):
  Accumulation units outstanding                    467,904          613,082          376,656            542,775          343,551
  Unit value of accumulation units              $      9.76      $     16.84       $     7.87         $     9.95       $    10.89

Contracts with total expenses of 0.95%
  Accumulation units outstanding                         --               --               --                 --               --
  Unit value of accumulation units              $        --      $        --       $       --         $       --       $       --

Contracts with total expenses of 1.10%:
  Accumulation units outstanding                     29,007           41,959           32,348             56,709           24,355
  Unit value of accumulation units              $      9.50      $     16.40       $     7.66         $     9.69       $    10.60

Contracts with total expenses of 1.20%:
  Accumulation units outstanding                         --               --               --                 --               --
  Unit value of accumulation units              $        --      $        --       $       --         $       --       $       --

Contracts with total expenses of 1.25%:
  Accumulation units outstanding                    437,644          111,602          151,511            220,559               --
  Unit value of accumulation units              $     29.84      $     23.61       $    11.68         $    12.41       $       --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2011
                                   (continued)

                                             MFS Total Return   Mid-Cap Growth     Real Estate      Small Company       Technology
                                                 Portfolio        Portfolio         Portfolio      Value Portfolio      Portfolio
                                                 (Class 1)        (Class 1)         (Class 1)         (Class 1)         (Class 1)
                                             ----------------  ---------------  ----------------  -----------------  ---------------
Assets:
  Investments in Trusts, at net asset value     $86,038,905       $3,521,322       $5,299,776         $3,681,375         $318,713

Liabilities:                                             --               --               --                 --               --
                                                -----------       ----------       ----------         ----------         --------

Net assets:                                     $86,038,905       $3,521,322       $5,299,776         $3,681,375         $318,713
                                                ===========       ==========       ==========         ==========         ========

  Accumulation units                            $85,799,595       $3,519,279       $5,299,454         $3,681,375         $318,713

  Contracts in payout (annuitization) period        239,310            2,043              322                 --               --
                                                -----------       ----------       ----------         ----------         --------

    Total net assets                            $86,038,905       $3,521,322       $5,299,776         $3,681,375         $318,713
                                                ===========       ==========       ==========         ==========         ========

Accumulation units outstanding                    5,205,010          372,085          192,759            141,214          139,237
                                                ===========       ==========       ==========         ==========         ========

Contracts with total expenses of 0.85%(1):
  Accumulation units outstanding                         --               --               15                362               --
  Unit value of accumulation units              $        --       $       --       $    25.77         $    18.87         $     --

Contracts with total expenses of 0.85%(2):
  Accumulation units outstanding                  4,814,248          346,585          104,510                 --          117,091
  Unit value of accumulation units              $     16.56       $     9.48       $    29.72         $       --         $   2.30

Contracts with total expenses of 0.95%
  Accumulation units outstanding                         --               --               --                 --               --
  Unit value of accumulation units              $        --       $       --       $       --         $       --         $     --

Contracts with total expenses of 1.10%:
  Accumulation units outstanding                    390,762           25,500            7,305               --             22,146
  Unit value of accumulation units              $     16.12       $     9.23       $    28.93         $     --           $   2.24

Contracts with total expenses of 1.20%:
  Accumulation units outstanding                         --               --               --                 --               --
  Unit value of accumulation units              $        --       $       --       $       --         $       --         $     --

Contracts with total expenses of 1.25%:
  Accumulation units outstanding                         --               --           80,929            140,852               --
  Unit value of accumulation units              $        --       $       --       $    24.49         $    26.09         $     --

                                                                    Total
                                             Telecom Utility     Return Bond       Aggressive      Alliance Growth      Balanced
                                                Portfolio         Portfolio     Growth Portfolio      Portfolio         Portfolio
                                                (Class 1)         (Class 1)        (Class 3)          (Class 3)         (Class 3)
                                             ----------------  ---------------  ----------------  -----------------  ---------------
Assets:
  Investments in Trusts, at net asset value     $2,245,084       $26,095,979        $385,850          $9,130,254       $4,064,697

Liabilities:                                            --                --              --                  --               --
                                                ----------       -----------        --------          ----------       ----------

Net assets:                                     $2,245,084       $26,095,979        $385,850          $9,130,254       $4,064,697
                                                ==========       ===========        ========          ==========       ==========

  Accumulation units                            $2,232,873       $26,095,979        $385,850          $9,130,254       $4,064,697

  Contracts in payout (annuitization) period        12,211                --              --                  --               --
                                                ----------       -----------        --------          ----------       ----------

    Total net assets                            $2,245,084       $26,095,979        $385,850          $9,130,254       $4,064,697
                                                ==========       ===========        ========          ==========       ==========

Accumulation units outstanding                     142,761         1,281,945          47,837           1,143,404          398,661
                                                ==========       ===========        ========          ==========       ==========

Contracts with total expenses of 0.85%(1):
  Accumulation units outstanding                        52                --              --                  --               --
  Unit value of accumulation units              $    13.21       $        --        $     --          $       --       $       --

Contracts with total expenses of 0.85%(2):
  Accumulation units outstanding                    46,633         1,134,476          39,725           1,118,951          325,995
  Unit value of accumulation units              $    12.42       $     19.82        $   8.07          $     7.99       $    10.22

Contracts with total expenses of 0.95%
  Accumulation units outstanding                        --                --           6,372               1,215           45,572
  Unit value of accumulation units              $       --       $        --        $   8.07          $     7.97       $    10.21

Contracts with total expenses of 1.10%:
  Accumulation units outstanding                     4,305            67,149             548              22,485            4,616
  Unit value of accumulation units              $    12.10       $     19.30        $   7.93          $     7.77       $     9.88

Contracts with total expenses of 1.20%:
  Accumulation units outstanding                        --                --           1,192                 753           22,478
  Unit value of accumulation units              $       --       $        --        $   7.92          $     7.76       $     9.88

Contracts with total expenses of 1.25%:
  Accumulation units outstanding                    91,771            80,320              --                  --               --
  Unit value of accumulation units              $    17.58       $     28.77        $     --          $       --       $       --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2011
                                   (continued)

                                             Blue Chip Growth   Capital Growth  Cash Management    Corporate Bond     Davis Venture
                                                Portfolio         Portfolio        Portfolio         Portfolio       Value Portfolio
                                                (Class 3)         (Class 3)        (Class 3)         (Class 3)          (Class 3)
                                             ----------------  ---------------  ----------------  -----------------  ---------------
Assets:
  Investments in Trusts, at net asset value     $1,777,763        $3,109,242       $13,425,444       $172,812,534      $81,238,583

Liabilities:                                            --                --                --                 --               --
                                                ----------        ----------       -----------       ------------      -----------

Net assets:                                     $1,777,763        $3,109,242       $13,425,444       $172,812,534      $81,238,583
                                                ==========        ==========       ===========       ============      ===========

  Accumulation units                            $1,777,763        $3,109,242       $13,425,444       $172,804,641      $81,219,383

  Contracts in payout (annuitization) period            --                --                --              7,893           19,200
                                                ----------        ----------       -----------       ------------      -----------

    Total net assets                            $1,777,763        $3,109,242       $13,425,444       $172,812,534      $81,238,583
                                                ==========        ==========       ===========       ============      ===========

Accumulation units outstanding                     304,672           409,439         1,171,718          8,239,617        5,871,997
                                                ==========        ==========       ===========       ============      ===========

Contracts with total expenses of 0.85%(1):
  Accumulation units outstanding                        --                --                --                 --               --
  Unit value of accumulation units              $       --        $       --       $        --       $         --      $        --

Contracts with total expenses of 0.85%(2):
  Accumulation units outstanding                   241,176           396,118         1,065,113          7,825,877        5,626,575
  Unit value of accumulation units              $     5.85        $     7.60       $     11.46       $      20.99      $     13.84

Contracts with total expenses of 0.95%
  Accumulation units outstanding                    47,145             4,175            86,712            209,299          105,832
  Unit value of accumulation units              $     5.84        $     7.60       $     11.46       $      20.98      $     13.82

Contracts with total expenses of 1.10%:
  Accumulation units outstanding                       922             7,266            12,947            128,139           93,562
  Unit value of accumulation units              $     5.65        $     7.39       $     11.11       $      20.42      $     13.47

Contracts with total expenses of 1.20%:
  Accumulation units outstanding                    15,429             1,880             6,946             76,302           46,028
  Unit value of accumulation units              $     5.65        $     7.39       $     11.11       $      20.41      $     13.44

Contracts with total expenses of 1.25%:
  Accumulation units outstanding                        --                --                --                 --               --
  Unit value of accumulation units              $       --        $       --       $        --       $         --      $        --

                                                                  Emerging          Equity                             Fundamental
                                              "Dogs" of Wall       Markets        Opportunities     Foreign Value         Growth
                                             Street Portfolio     Portfolio        Portfolio          Portfolio         Portfolio
                                                 (Class 3)        (Class 3)        (Class 3)           (Class 3)        (Class 3)
                                             ----------------  ---------------  ----------------  -----------------  ---------------
Assets:
  Investments in Trusts, at net asset value     $1,722,968        $9,319,379       $1,089,923        $64,786,340       $2,829,282

Liabilities:                                            --                --               --                 --               --
                                                ----------        ----------       ----------        -----------       ----------

Net assets:                                     $1,722,968        $9,319,379       $1,089,923        $64,786,340       $2,829,282
                                                ==========        ==========       ==========        ===========       ==========

  Accumulation units                            $1,707,558        $9,319,379       $1,089,923        $64,772,433       $2,829,282

  Contracts in payout (annuitization) period        15,410                --               --             13,907               --
                                                ----------        ----------       ----------        -----------       ----------

    Total net assets                            $1,722,968        $9,319,379       $1,089,923        $64,786,340       $2,829,282
                                                ==========        ==========       ==========        ===========       ==========

Accumulation units outstanding                     103,475           432,992           90,495          7,616,670          422,765
                                                ==========        ==========       ==========        ===========       ==========

Contracts with total expenses of 0.85%(1):
  Accumulation units outstanding                        --                --               --                 --               --
  Unit value of accumulation units              $       --        $       --       $       --        $        --       $       --

Contracts with total expenses of 0.85%(2):
  Accumulation units outstanding                    99,735           404,837           84,431          6,372,025          415,891
  Unit value of accumulation units              $    16.66        $    21.54       $    12.06        $      8.51       $     6.70

Contracts with total expenses of 0.95%
  Accumulation units outstanding                     2,212            14,205              549            835,489              914
  Unit value of accumulation units              $    16.67        $    21.51       $    12.06        $      8.51       $     6.69

Contracts with total expenses of 1.10%:
  Accumulation units outstanding                       808             9,025            5,259             91,547            3,341
  Unit value of accumulation units              $    16.20        $    21.00       $    11.74        $      8.39       $     6.48

Contracts with total expenses of 1.20%:
  Accumulation units outstanding                       720             4,925              256            317,609            2,619
  Unit value of accumulation units              $    16.21        $    20.99       $    11.75        $      8.39       $     6.48

Contracts with total expenses of 1.25%:
  Accumulation units outstanding                        --                --               --                 --               --
  Unit value of accumulation units              $       --        $       --       $       --        $        --       $       --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2011
                                   (continued)

                                                                                     Growth
                                               Global Bond     Global Equities   Opportunities      Growth-Income    High-Yield Bond
                                                Portfolio         Portfolio         Portfolio         Portfolio         Portfolio
                                                (Class 3)         (Class 3)         (Class 3)         (Class 3)         (Class 3)
                                             ----------------  ---------------  ----------------  -----------------  ---------------
Assets:
  Investments in Trusts, at net asset value    $26,445,146        $1,155,601       $19,802,800        $6,662,058       $35,021,899

Liabilities:                                            --                --                --                --                --
                                               -----------        ----------       -----------        ----------       -----------

Net assets:                                    $26,445,146        $1,155,601       $19,802,800        $6,662,058       $35,021,899
                                               ===========        ==========       ===========        ==========       ===========

  Accumulation units                           $26,423,690        $1,155,601       $19,802,800        $6,662,058       $34,968,953

  Contracts in payout (annuitization) period        21,456                --                --                --            52,946
                                               -----------        ----------       -----------        ----------       -----------

    Total net assets                           $26,445,146        $1,155,601       $19,802,800        $6,662,058       $35,021,899
                                               ===========        ==========       ===========        ==========       ===========

Accumulation units outstanding                   1,469,111           133,917         3,300,537           694,256         2,111,423
                                               ===========        ==========       ===========        ==========       ===========

Contracts with total expenses of 0.85%(1):
  Accumulation units outstanding                        --                --                --                --                --
  Unit value of accumulation units             $        --        $       --       $        --        $       --       $        --

Contracts with total expenses of 0.85%(2):
  Accumulation units outstanding                 1,366,513           128,888         3,011,808           511,134         2,036,917
  Unit value of accumulation units             $     18.02        $     8.63       $      5.99        $     9.62       $     16.60

Contracts with total expenses of 0.95%
  Accumulation units outstanding                    54,780             4,043           184,748           122,533            25,720
  Unit value of accumulation units             $     18.00        $     8.63       $      5.99        $     9.62       $     16.59

Contracts with total expenses of 1.10%:
  Accumulation units outstanding                    18,136               647            46,955            12,290            31,964
  Unit value of accumulation units             $     17.54        $     8.43       $      6.18        $     9.32       $     16.17

Contracts with total expenses of 1.20%:
  Accumulation units outstanding                    29,682               339            57,026            48,299            16,822
  Unit value of accumulation units             $     17.52        $     8.43       $      6.18        $     9.32       $     16.16

Contracts with total expenses of 1.25%:
  Accumulation units outstanding                        --                --                --                --                --
  Unit value of accumulation units             $        --        $       --       $        --        $       --       $        --

                                              International     International
                                               Diversified       Growth and                       MFS Massachusetts        MFS
                                                 Equities          Income        Marsico Focused   Investors Trust    Total Return
                                                Portfolio         Portfolio     Growth Portfolio     Portfolio          Portfolio
                                                (Class 3)         (Class 3)         (Class 3)        (Class 3)          (Class 3)
                                             ----------------  ---------------  ----------------  -----------------  ---------------
Assets:
  Investments in Trusts, at net asset value     $4,648,045       $32,850,575       $3,170,730        $33,390,332       $111,079,120

Liabilities:                                            --                --               --                 --                 --
                                                ----------       -----------       ----------        -----------       ------------

Net assets:                                     $4,648,045       $32,850,575       $3,170,730        $33,390,332       $111,079,120
                                                ==========       ===========       ==========        ===========       ============

  Accumulation units                            $4,648,045       $32,850,575       $3,170,730        $33,390,332       $111,063,382

  Contracts in payout (annuitization) period            --                --               --                 --             15,738
                                                ----------       -----------       ----------        -----------       ------------

    Total net assets                            $4,648,045       $32,850,575       $3,170,730        $33,390,332       $111,079,120
                                                ==========       ===========       ==========        ===========       ============

Accumulation units outstanding                     599,697         3,349,655          317,623          3,118,241          6,808,929
                                                ==========       ===========       ==========        ===========       ============

Contracts with total expenses of 0.85%(1):
  Accumulation units outstanding                        --                --               --                 --                 --
  Unit value of accumulation units              $       --        $       --       $       --        $        --       $         --

Contracts with total expenses of 0.85%(2):
  Accumulation units outstanding                   584,966         3,290,580          259,755          2,550,427          6,607,241
  Unit value of accumulation units              $     7.75       $      9.81       $     9.99        $     10.73       $      16.32

Contracts with total expenses of 0.95%
  Accumulation units outstanding                     4,630             2,783           32,760            374,486             56,871
  Unit value of accumulation units              $     7.75       $      9.81       $     9.99        $     10.73       $      16.31

Contracts with total expenses of 1.10%:
  Accumulation units outstanding                     7,059            48,678           14,239             40,679            121,360
  Unit value of accumulation units              $     7.55       $      9.55       $     9.85        $     10.32       $      15.88

Contracts with total expenses of 1.20%:
  Accumulation units outstanding                     3,042             7,614           10,869            152,649             23,457
  Unit value of accumulation units              $     7.55       $      9.55       $     9.85        $     10.31       $      15.87

Contracts with total expenses of 1.25%:
  Accumulation units outstanding                        --                --               --                 --                 --
  Unit value of accumulation units              $       --        $       --       $       --        $        --       $         --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2011
                                   (continued)

                                              Mid-Cap Growth     Real Estate    Small & Mid Cap     Small Company      Technology
                                                Portfolio         Portfolio     Value Portfolio    Value Portfolio      Portfolio
                                                (Class 3)         (Class 3)        (Class 3)          (Class 3)         (Class 3)
                                             ----------------  ---------------  ----------------  -----------------  ---------------
Assets:
  Investments in Trusts, at net asset value     $7,862,931       $23,668,467       $44,564,972       $27,942,383         $586,022

Liabilities:                                            --                --                --                --               --
                                                ----------       -----------       -----------       -----------         --------

Net assets:                                     $7,862,931       $23,668,467       $44,564,972       $27,942,383         $586,022
                                                ==========       ===========       ===========       ===========         ========

  Accumulation units                            $7,862,931       $23,668,467       $44,558,722       $27,931,988         $586,022

  Contracts in payout (annuitization) period            --                --             6,250            10,395               --
                                                ----------       -----------       -----------       -----------         --------

    Total net assets                            $7,862,931       $23,668,467       $44,564,972       $27,942,383         $586,022
                                                ==========       ===========       ===========       ===========         ========

Accumulation units outstanding                     845,004           808,937         4,147,775         2,899,537          258,808
                                                ==========       ===========       ===========       ===========         ========

Contracts with total expenses of 0.85%(1):
  Accumulation units outstanding                        --                --                --                --               --
  Unit value of accumulation units              $       --       $        --       $        --       $        --         $     --

Contracts with total expenses of 0.85%(2):
  Accumulation units outstanding                   413,646           750,135         3,847,381         2,556,855          242,634
  Unit value of accumulation units              $     9.35       $     29.28       $     10.75       $      9.64         $   2.26

Contracts with total expenses of 0.95%
  Accumulation units outstanding                   296,738            34,676           177,599           223,090           15,580
  Unit value of accumulation units              $     9.34       $     29.27       $     10.74       $      9.64         $   2.26

Contracts with total expenses of 1.10%:
  Accumulation units outstanding                    17,105            12,015            56,523            36,103              118
  Unit value of accumulation units              $     9.10       $     28.50       $     10.60       $      9.51         $   2.18

Contracts with total expenses of 1.20%:
  Accumulation units outstanding                   117,515            12,111            66,272            83,489              476
  Unit value of accumulation units              $     9.09       $     28.50       $     10.59       $      9.51         $   2.19

Contracts with total expenses of 1.25%:
  Accumulation units outstanding                        --                --                --                --               --
  Unit value of accumulation units              $       --       $        --       $        --       $        --         $     --

                                                                                  Invesco Van                          Invesco Van
                                                                    Total          Kampen V.I.       Invesco Van       Kampen V.I.
                                             Telecom Utility     Return Bond     Capital Growth      Kampen V.I.       Growth and
                                                 Portfolio        Portfolio           Fund          Comstock Fund      Income Fund
                                                 (Class 3)        (Class 3)        (Series II)       (Series II)       (Series II)
                                             ----------------  ---------------  ----------------  -----------------  ---------------
Assets:
  Investments in Trusts, at net asset value     $1,138,993       $99,250,165       $5,785,568       $215,633,423       $227,760,765

Liabilities:                                            --                --               --                 --                 --
                                                ----------       -----------       ----------       ------------       ------------

Net assets:                                     $1,138,993       $99,250,165       $5,785,568       $215,633,423       $227,760,765
                                                ==========       ===========       ==========       ============       ============

  Accumulation units                            $1,138,993       $99,250,165       $5,785,568       $215,512,403       $227,531,326

  Contracts in payout (annuitization) period            --                --               --            121,020            229,439
                                                ----------       -----------       ----------       ------------       ------------

    Total net assets                            $1,138,993       $99,250,165       $5,785,568       $215,633,423       $227,760,765
                                                ==========       ===========       ==========       ============       ============

Accumulation units outstanding                      93,254         5,088,050          547,888         16,891,729         15,734,906
                                                ==========       ===========       ==========       ============       ============

Contracts with total expenses of 0.85%(1):
  Accumulation units outstanding                        --                --               --                 --                 --
  Unit value of accumulation units              $       --       $        --       $       --       $         --       $         --

Contracts with total expenses of 0.85%(2):
  Accumulation units outstanding                    86,663         4,126,544          505,335         15,678,524         14,480,884
  Unit value of accumulation units              $    12.23       $     19.54       $    10.58       $      12.78       $      14.49

Contracts with total expenses of 0.95%
  Accumulation units outstanding                     2,103           651,411            3,172            422,878            487,187
  Unit value of accumulation units              $    12.21       $     19.53       $    10.56       $      12.78       $      14.48

Contracts with total expenses of 1.10%:
  Accumulation units outstanding                     2,301            54,171           36,765            624,030            570,083
  Unit value of accumulation units              $    11.92       $     19.03       $    10.35       $      12.46       $      14.11

Contracts with total expenses of 1.20%:
  Accumulation units outstanding                     2,187           255,924            2,616            166,297            196,752
  Unit value of accumulation units              $    11.91       $     19.02       $    10.34       $      12.46       $      14.10

Contracts with total expenses of 1.25%:
  Accumulation units outstanding                        --                --               --                 --                 --
  Unit value of accumulation units              $       --       $        --       $       --       $         --       $         --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2011
                                   (continued)

                                                 Growth
                                                and Income      Mid Cap Value   Asset Allocation    Global Growth
                                                Portfolio         Portfolio           Fund              Fund           Growth Fund
                                                (Class VC)        (Class VC)       (Class 2)          (Class 2)         (Class 2)
                                             ----------------  ---------------  ----------------  -----------------  ---------------
Assets:
  Investments in Trusts, at net asset value    $120,543,506      $77,188,094      $299,059,306       $261,361,569     $207,500,378

Liabilities:                                             --               --                --                 --               --
                                               ------------      -----------      ------------       ------------     ------------

Net assets:                                    $120,543,506      $77,188,094      $299,059,306       $261,361,569     $207,500,378
                                               ============      ===========      ============       ============     ============

  Accumulation units                           $120,384,708      $77,145,361      $298,593,517       $261,205,469     $207,308,900

  Contracts in payout (annuitization) period        158,798           42,733           465,789            156,100          191,478
                                               ------------      -----------      ------------       ------------     ------------

    Total net assets                           $120,543,506      $77,188,094      $299,059,306       $261,361,569     $207,500,378
                                               ============      ===========      ============       ============     ============

Accumulation units outstanding                   10,291,928        5,575,464        17,776,821         11,908,185       10,468,633
                                               ============      ===========      ============       ============     ============

Contracts with total expenses of 0.85%(1):
  Accumulation units outstanding                         --               --                --                 --               --
  Unit value of accumulation units             $         --      $        --      $         --       $         --     $         --

Contracts with total expenses of 0.85%(2):
  Accumulation units outstanding                  9,725,893        5,228,574        17,008,847         11,146,565        9,748,039
  Unit value of accumulation units             $      11.73      $     13.86      $      16.84       $      21.97     $      19.85

Contracts with total expenses of 0.95%
  Accumulation units outstanding                     61,706           24,441            65,422            270,895          159,147
  Unit value of accumulation units             $      11.72      $     13.87      $      16.83       $      21.96     $      19.85

Contracts with total expenses of 1.10%:
  Accumulation units outstanding                    484,291          314,406           659,756            388,333          501,629
  Unit value of accumulation units             $      11.45      $     13.53      $      16.46       $      21.48     $      19.40

Contracts with total expenses of 1.20%:
  Accumulation units outstanding                     20,038            8,043            42,796            102,392           59,818
  Unit value of accumulation units             $      11.44      $     13.54      $      16.46       $      21.47     $      19.40

Contracts with total expenses of 1.25%:
  Accumulation units outstanding                         --               --                --                 --               --
  Unit value of accumulation units             $         --      $        --      $         --       $         --     $         --

                                                                                    Franklin
                                                                                   Templeton
                                                                                  VIP Founding
                                              Growth-Income    Franklin Income  Funds Allocation     Real Return
                                                   Fund        Securities Fund        Fund            Portfolio
                                                 (Class 2)        (Class 2)         (Class 2)         (Class 3)
                                             ----------------  ---------------  ----------------  -----------------
Assets:
  Investments in Trusts, at net asset value    $363,374,312      $15,179,584       $23,506,395        $7,022,566

Liabilities:                                             --               --                --                --
                                               ------------      -----------       -----------        ----------

Net assets:                                    $363,374,312      $15,179,584       $23,506,395        $7,022,566
                                               ============      ===========       ===========        ==========

  Accumulation units                           $363,111,860      $15,154,069       $23,506,395        $7,022,566

  Contracts in payout (annuitization) period        262,452           25,515              --                --
                                               ------------      -----------       -----------        ----------

    Total net assets                           $363,374,312      $15,179,584       $23,506,395        $7,022,566
                                               ============      ===========       ===========        ==========

Accumulation units outstanding                   21,562,653        1,407,331         2,561,875           573,990
                                               ============      ===========       ===========        ==========

Contracts with total expenses of 0.85%(1):
  Accumulation units outstanding                         --               --                --                --
  Unit value of accumulation units             $         --      $        --       $        --        $       --

Contracts with total expenses of 0.85%(2):
  Accumulation units outstanding                 20,655,681        1,242,645         2,509,007           287,872
  Unit value of accumulation units             $      16.87      $     10.79       $      9.18        $    12.24

Contracts with total expenses of 0.95%
  Accumulation units outstanding                     62,260           90,666            24,669           208,508
  Unit value of accumulation units             $      16.84      $     10.78       $      9.18        $    12.23

Contracts with total expenses of 1.10%:
  Accumulation units outstanding                    815,903           19,610            11,966                 9
  Unit value of accumulation units             $      16.47      $     10.71       $      9.09        $    12.27

Contracts with total expenses of 1.20%:
  Accumulation units outstanding                     28,809           54,410            16,233            77,601
  Unit value of accumulation units             $      16.47      $     10.70       $      9.09        $    12.23

Contracts with total expenses of 1.25%:
  Accumulation units outstanding                         --               --                --                --
  Unit value of accumulation units             $         --      $        --       $        --        $       --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       SCHEDULES OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2011

                                                                             Net Asset Value    Net Asset                     Level
Variable Accounts                                                  Shares       Per Share         Value           Cost      (Note A)
---------------------------------------------------------------  ----------  ---------------  -------------  -------------  --------
ANCHOR SERIES TRUST
  Asset Allocation Portfolio (Class 1)                              975,151  $         13.03  $  12,702,926  $  12,542,111         1
  Capital Appreciation Portfolio (Class 1)                        2,055,874            34.14     70,183,281     71,406,819         1
  Government and Quality Bond Portfolio (Class 1)                 3,621,172            15.57     56,385,005     54,166,313         1
  Growth Portfolio (Class 1)                                      1,636,499            19.31     31,593,436     37,924,523         1
  Asset Allocation Portfolio (Class 3)                              420,815            12.97      5,456,788      5,001,626         1
  Capital Appreciation Portfolio (Class 3)                        3,146,679            33.41    105,117,546    109,800,972         1
  Government and Quality Bond Portfolio (Class 3)                 6,249,540            15.52     97,013,952     94,234,854         1
  Growth Portfolio (Class 3)                                        205,477            19.26      3,958,202      3,890,417         1
  Natural Resources Portfolio (Class 3)                             263,775            24.18      6,378,281      8,549,224         1

SUNAMERICA SERIES TRUST
  Aggressive Growth Portfolio (Class 1)                             447,008  $          9.70  $   4,336,866  $   5,516,759         1
  Alliance Growth Portfolio (Class 1)                               925,378            22.28     20,614,056     27,424,174         1
  Balanced Portfolio (Class 1)                                    1,168,580            14.43     16,862,084     18,073,926         1
  Blue Chip Growth Portfolio (Class 1)                              149,442             6.91      1,032,130        989,815         1
  Capital Growth Portfolio (Class 1)                                134,013             8.49      1,138,262      1,081,080         1
  Cash Management Portfolio (Class 1)                             1,789,096            10.64     19,038,886     19,190,464         1
  Corporate Bond Portfolio (Class 1)                              5,115,715            13.30     68,020,756     61,571,250         1
  Davis Venture Value Portfolio (Class 1)                         2,623,853            21.90     57,459,907     60,602,257         1
  "Dogs" of Wall Street Portfolio (Class 1)                         441,437             8.51      3,758,211      3,568,154         1
  Emerging Markets Portfolio (Class 1)                            1,124,196             6.90      7,759,890      8,243,692         1
  Equity Index Portfolio (Class 1)                                  914,636            10.52      9,620,430      9,934,854         1
  Equity Opportunities Portfolio (Class 1)                          774,047            11.52      8,917,611      8,762,193         1
  Fundamental Growth Portfolio (Class 1)                            636,994            15.57      9,920,792     12,473,716         1
  Global Bond Portfolio (Class 1)                                 1,211,296            12.47     15,102,584     14,879,745         1
  Global Equities Portfolio (Class 1)                               390,547            12.49      4,878,592      5,878,069         1
  Growth Opportunities Portfolio (Class 1)                          222,899             6.95      1,550,205      1,389,357         1
  Growth-Income Portfolio (Class 1)                                 846,460            21.15     17,904,980     19,243,546         1
  High-Yield Bond Portfolio (Class 1)                             2,545,839             5.36     13,645,893     13,518,315         1
  International Diversified Equities Portfolio (Class 1)            657,715             7.57      4,981,467      5,869,920         1
  International Growth and Income Portfolio (Class 1)             1,142,298             7.61      8,694,008     11,737,437         1
  MFS Massachusetts Investors Trust Portfolio (Class 1)             293,617            13.63      4,000,677      3,654,095         1
  MFS Total Return Portfolio (Class 1)                            5,941,999            14.48     86,038,905     91,783,836         1
  Mid-Cap Growth Portfolio (Class 1)                                330,371            10.66      3,521,322      2,986,704         1
  Real Estate Portfolio (Class 1)                                   420,906            12.59      5,299,776      4,924,641         1
  Small Company Value Portfolio (Class 1)                           223,647            16.46      3,681,375      3,432,263         1
  Technology Portfolio (Class 1)                                    117,879             2.70        318,713        281,319         1
  Telecom Utility Portfolio (Class 1)                               202,841            11.07      2,245,084      2,203,957         1
  Total Return Bond Portfolio (Class 1)                           2,896,036             9.01     26,095,979     24,718,012         1
  Aggressive Growth Portfolio (Class 3)                              40,343             9.56        385,850        343,576         1
  Alliance Growth Portfolio (Class 3)                               412,480            22.14      9,130,254      9,078,938         1
  Balanced Portfolio (Class 3)                                      282,374            14.39      4,064,697      3,820,838         1
  Blue Chip Growth Portfolio (Class 3)                              258,098             6.89      1,777,763      1,658,964         1
  Capital Growth Portfolio (Class 3)                                373,023             8.34      3,109,242      2,842,464         1
  Cash Management Portfolio (Class 3)                             1,272,158            10.55     13,425,444     13,449,302         1
  Corporate Bond Portfolio (Class 3)                             13,058,262            13.23    172,812,534    156,730,578         1
  Davis Venture Value Portfolio (Class 3)                         3,721,362            21.83     81,238,583     86,915,199         1
  "Dogs" of Wall Street Portfolio (Class 3)                         203,096             8.48      1,722,968      1,496,017         1
  Emerging Markets Portfolio (Class 3)                            1,368,082             6.81      9,319,379      8,443,557         1
  Equity Opportunities Portfolio (Class 3)                           94,804            11.50      1,089,923        935,680         1
  Foreign Value Portfolio (Class 3)                               5,393,337            12.01     64,786,340     74,174,017         1
  Fundamental Growth Portfolio (Class 3)                            184,898            15.30      2,829,282      2,408,448         1
  Global Bond Portfolio (Class 3)                                 2,143,818            12.34     26,445,146     25,778,502         1
  Global Equities Portfolio (Class 3)                                93,110            12.41      1,155,601      1,191,258         1
  Growth Opportunities Portfolio (Class 3)                        2,920,626             6.78     19,802,800     14,821,148         1
  Growth-Income Portfolio (Class 3)                                 315,476            21.12      6,662,058      6,574,294         1
  High-Yield Bond Portfolio (Class 3)                             6,563,230             5.34     35,021,899     36,050,297         1
  International Diversified Equities Portfolio (Class 3)            617,831             7.52      4,648,045      5,695,560         1
  International Growth and Income Portfolio (Class 3)             4,315,363             7.61     32,850,575     33,192,407         1
  Marsico Focused Growth Portfolio (Class 3)                        357,710             8.86      3,170,730      3,082,532         1
  MFS Massachusetts Investors Trust Portfolio (Class 3)           2,455,990            13.60     33,390,332     27,402,826         1
  MFS Total Return Portfolio (Class 3)                            7,687,959            14.45    111,079,120    119,089,500         1
  Mid-Cap Growth Portfolio (Class 3)                                755,023            10.41      7,862,931      7,472,719         1
  Real Estate Portfolio (Class 3)                                 1,892,162            12.51     23,668,467     14,179,443         1
  Small & Mid Cap Value Portfolio (Class 3)                       2,814,898            15.83     44,564,972     31,199,330         1
  Small Company Value Portfolio (Class 3)                         1,708,471            16.36     27,942,383     22,103,612         1
  Technology Portfolio (Class 3)                                    221,942             2.64        586,022        570,325         1
  Telecom Utility Portfolio (Class 3)                               103,192            11.04      1,138,993      1,023,858         1
  Total Return Bond Portfolio (Class 3)                          11,100,116             8.94     99,250,165     93,148,830         1

INVESCO VARIABLE INSURANCE FUNDS (Series II):
  Invesco Van Kampen V.I. Capital Growth Fund                       184,548  $         31.35  $   5,785,568     $4,596,252         1
  Invesco Van Kampen V.I. Comstock Fund                          19,116,438            11.28    215,633,423    226,404,129         1
  Invesco Van Kampen V.I. Growth and Income Fund                 12,838,826            17.74    227,760,765    229,889,411         1

LORD ABBETT SERIES FUND, INC. (Class VC):
  Growth and Income Portfolio                                     5,442,145  $         22.15  $ 120,543,506  $ 136,465,366         1
  Mid Cap Value Portfolio                                         4,866,841            15.86     77,188,094     84,409,385         1

AMERICAN FUNDS INSURANCE SERIES (Class 2):
  Asset Allocation Fund                                          18,621,376  $         16.06  $ 299,059,306  $ 299,494,031         1
  Global Growth Fund                                             13,549,070            19.29    261,361,569    276,111,713         1
  Growth Fund                                                     4,015,100            51.68    207,500,378    215,531,136         1
  Growth-Income Fund                                             10,988,035            33.07    363,374,312    400,434,452         1

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2):
  Franklin Income Securities Fund                                 1,060,027  $         14.32  $  15,179,584  $  13,534,655         1
  Franklin Templeton VIP Founding Funds Allocation Fund           3,097,022             7.59     23,506,395     19,151,388         1

SEASONS SERIES TRUST (Class 3):
  Real Return Portfolio                                             693,462  $         10.13  $   7,022,566  $   6,888,337         1

(A) Represents the level within the fair value hierarchy under which the portfolio is classified as defined in Fair Value Measurements, and described in
Note 3 to the Financial Statements.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2011

                                                                Capital       Government and
                                           Asset Allocation   Appreciation     Quality Bond                        Asset Allocation
                                               Portfolio        Portfolio       Portfolio       Growth Portfolio      Portfolio
                                               (Class 1)        (Class 1)       (Class 1)          (Class 1)         (Class 3)
                                           ----------------  --------------  ----------------  -----------------  -----------------
Investment income:
  Dividends                                $        362,233  $           --  $      1,820,603  $         264,720  $         132,209
                                           ----------------  --------------  ----------------  -----------------  -----------------

Expenses:
  Charges for distribution, mortality and
    expense risk                                   (141,589)       (797,821)         (567,091)          (348,736)           (43,342)
                                           ----------------  --------------  ----------------  -----------------  -----------------

Net investment income (loss)                        220,644        (797,821)        1,253,512            (84,016)            88,867
                                           ----------------  --------------  ----------------  -----------------  -----------------

Net realized gains (losses) from
  securities transactions                          (270,582)      1,480,118           404,727         (2,826,088)          (219,325)
Realized gain distributions                              --              --           255,390                 --                 --
                                           ----------------  --------------  ----------------  -----------------  -----------------

Net realized gains (losses)                        (270,582)      1,480,118           660,117         (2,826,088)          (219,325)
                                           ----------------  --------------  ----------------  -----------------  -----------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                               104,998       4,997,836           625,241         (6,754,893)           319,398
  End of period                                     160,815      (1,223,538)        2,218,692         (6,331,087)           455,162
                                           ----------------  --------------  ----------------  -----------------  -----------------

Change in net unrealized appreciation
  (depreciation) of investments                      55,817      (6,221,374)        1,593,451            423,806            135,764
                                           ----------------  --------------  ----------------  -----------------  -----------------

Increase (decrease) in net assets from
  operations                               $          5,879  $   (5,539,077) $      3,507,080  $      (2,486,298) $           5,306
                                           ================  ==============  ================  =================  =================

                                                Capital      Government and
                                             Appreciation     Quality Bond                     Natural Resources  Aggressive Growth
                                               Portfolio        Portfolio    Growth Portfolio      Portfolio          Portfolio
                                               (Class 3)        (Class 3)        (Class 3)         (Class 3)          (Class 1)
                                           ----------------  --------------  ----------------  -----------------  -----------------
Investment income:
  Dividends                                $             --  $    2,669,352  $         20,092  $          33,826  $              --
                                           ----------------  --------------  ----------------  -----------------  -----------------

Expenses:
  Charges for distribution, mortality and
    expense risk                                 (1,043,944)       (782,327)          (37,382)           (67,792)           (54,052)
                                           ----------------  --------------  ----------------  -----------------  -----------------

Net investment income (loss)                     (1,043,944)      1,887,025           (17,290)           (33,966)           (54,052)
                                           ----------------  --------------  ----------------  -----------------  -----------------

Net realized gains (losses) from
  securities transactions                        (4,290,254)        625,463          (297,468)        (1,762,606)          (274,185)
Realized gain distributions                              --         405,496                --          1,862,403                 --
                                           ----------------  --------------  ----------------  -----------------  -----------------

Net realized gains (losses)                      (4,290,254)      1,030,959          (297,468)            99,797           (274,185)
                                           ----------------  --------------  ----------------  -----------------  -----------------

Net unrealized appreciation
  (depreciation) of investments:

  Beginning of period                            (1,765,308)        433,985            49,944           (425,494)        (1,359,483)
  End of period                                  (4,683,426)      2,779,098            67,785         (2,170,943)        (1,179,893)
                                           ----------------  --------------  ----------------  -----------------  -----------------

Change in net unrealized appreciation
  (depreciation) of investments                  (2,918,118)      2,345,113            17,841         (1,745,449)            179,590
                                           ----------------  --------------  ----------------  -----------------  -----------------

Increase (decrease) in net assets from
  operations                               $     (8,252,316)     $5,263,097  $       (296,917) $      (1,679,618) $        (148,647)
                                           ================  ==============  ================  =================  =================

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2011
                                   (continued)

                                           Alliance Growth                      Blue Chip Growth   Capital Growth   Cash Management
                                              Portfolio     Balanced Portfolio      Portfolio         Portfolio        Portfolio
                                              (Class 1)          (Class 1)          (Class 1)         (Class 1)        (Class 1)
                                           ---------------  ------------------  ----------------  ----------------  ---------------
Investment income:
  Dividends                                $       111,243  $          316,364  $          2,288  $             --  $            --
                                           ---------------  ------------------  ----------------  ----------------  ---------------

Expenses:
  Charges for distribution, mortality and
    expense risk                                  (275,269)           (209,215)           (8,900)          (12,089)        (173,244)
                                           ---------------  ------------------  ----------------  ----------------  ---------------

Net investment income (loss)                      (164,026)            107,149            (6,612)          (12,089)        (173,244)
                                           ---------------  ------------------  ----------------  ----------------  ---------------

Net realized gains (losses) from sale of
  securities                                    (1,153,256)           (381,665)           32,845           190,819          (95,602)
Realized gain distributions                             --                  --                --                --               --
                                           ---------------  ------------------  ----------------  ----------------  ---------------

Net realized gains (losses)                     (1,153,256)           (381,665)           32,845           190,819          (95,602)
                                           ---------------  ------------------  ----------------  ----------------  ---------------

Net unrealized appreciation
  (depreciation) of investments:

  Beginning of period                           (7,415,283)         (1,688,155)          131,085           285,984         (197,784)
  End of period                                 (6,810,118)         (1,211,842)           42,315            57,182         (151,578)
                                           ---------------  ------------------  ----------------  ----------------  ---------------

Change in net unrealized appreciation
  (depreciation) of investments                    605,165             476,313           (88,770)         (228,802)          46,206
                                           ---------------  ------------------  ----------------  ----------------  ---------------

Increase (decrease) in net assets from
  operations                               $      (712,117) $          201,797  $        (62,537) $        (50,072) $      (222,640)
                                           ===============  ==================  ================  ================  ===============

                                            Corporate Bond     Davis Venture     "Dogs" of Wall   Emerging Markets    Equity Index
                                              Portfolio       Value Portfolio   Street Portfolio      Portfolio        Portfolio
                                              (Class 1)         (Class 1)           (Class 1)         (Class 1)        (Class 1)
                                           ---------------  ------------------  ----------------  ----------------  ---------------
Investment income:
  Dividends                                $     4,461,696  $          825,094  $         76,765  $         56,881  $       158,106
                                           ---------------  ------------------  ----------------  ----------------  ---------------

Expenses:
  Charges for distribution, mortality and
    expense risk                                  (642,984)           (616,165)          (36,767)         (114,855)        (130,441)
                                           ---------------  ------------------  ----------------  ----------------  ---------------

Net investment income (loss)                     3,818,712             208,929            39,998           (57,974)          27,665
                                           ---------------  ------------------  ----------------  ----------------  ---------------

Net realized gains (losses) from sale
  of securities                                  2,236,171          (1,384,505)           78,210         1,174,249          (85,931)
Realized gain distributions                        332,720                  --                --                --               --
                                           ---------------  ------------------  ----------------  ----------------  ---------------

Net realized gains (losses)                      2,568,891          (1,384,505)           78,210         1,174,249          (85,931)
                                           ---------------  ------------------  ----------------  ----------------  ---------------

Net unrealized appreciation
  (depreciation) of investments:

  Beginning of period                            8,922,219          (1,019,689)          (57,300)        3,708,054         (432,234)
  End of period                                  6,449,506          (3,142,350)          190,057          (483,802)        (314,424)
                                           ---------------  ------------------  ----------------  ----------------  ---------------

Change in net unrealized appreciation
  (depreciation) of investments                 (2,472,713)         (2,122,661)          247,357        (4,191,856)         117,810
                                           ---------------  ------------------  ----------------  ----------------  ---------------

Increase (decrease) in net assets from
  operations                               $     3,914,890  $       (3,298,237) $        365,565  $     (3,075,581) $        59,544
                                           ===============  ==================  ================  ================  ===============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2011
                                   (continued)

                                              Equity                                                                      Growth
                                           Opportunities     Fundamental         Global Bond       Global Equities    Opportunities
                                             Portfolio    Growth Portfolio        Portfolio           Portfolio          Portfolio
                                             (Class 1)        (Class 1)           (Class 1)           (Class 1)         (Class 1)
                                           -------------  ----------------  --------------------  -----------------  --------------
Investment income:
  Dividends                                $      55,066  $             --  $            347,147  $          53,898  $           --
                                           -------------  ----------------  --------------------  -----------------  --------------

Expenses:
  Charges for distribution, mortality and
    expense risk                                 (92,666)         (121,411)             (145,609)           (63,437)        (15,214)
                                           -------------  ----------------  --------------------  -----------------  --------------

Net investment income (loss)                     (37,600)         (121,411)              201,538             (9,539)        (15,214)
                                           -------------  ----------------  --------------------  -----------------  --------------

Net realized gains (losses) from
  sale of securities                            (766,556)         (351,993)               23,430           (238,828)        127,830
Realized gain distributions                           --                --               215,520                 --              --
                                           -------------  ----------------  --------------------  -----------------  --------------

Net realized gains (losses)                     (766,556)         (351,993)              238,950           (238,828)        127,830
                                           -------------  ----------------  --------------------  -----------------  --------------

Net unrealized appreciation
  (depreciation) of investments:

  Beginning of period                           (533,024)       (2,335,258)              (27,886)          (579,304)        328,819
  End of period                                  155,418        (2,552,924)              222,839           (999,477)        160,848
                                           -------------  ----------------  --------------------  -----------------  --------------

Change in net unrealized appreciation
    (depreciation) of investments                688,442          (217,666)              250,725           (420,173)       (167,971)
                                           -------------  ----------------  --------------------  -----------------  --------------

Increase (decrease) in net assets from
  operations                               $    (115,714) $       (691,070) $            691,213  $        (668,540) $      (55,355)
                                           =============  ================  ====================  =================  ==============

                                                                                                                           MFS
                                                                                International       International     Massachusetts
                                           Growth-Income  High-Yield Bond   Diversified Equities  Growth and Income  Investors Trust
                                             Portfolio        Portfolio           Portfolio           Portfolio         Portfolio
                                             (Class 1)        (Class 1)           (Class 1)           (Class 1)         (Class 1)
                                           -------------  ----------------  --------------------  -----------------  --------------
Investment income:
  Dividends                                $     174,151  $      1,184,745  $            129,936  $         315,060  $       29,346
                                           -------------  ----------------  --------------------  -----------------  --------------

Expenses:
  Charges for distribution, mortality and
    expense risk                                (215,429)         (136,600)              (63,046)          (108,163)        (37,226)
                                           -------------  ----------------  --------------------  -----------------  --------------

Net investment income (loss)                     (41,278)        1,048,145                66,890            206,897          (7,880)
                                           -------------  ----------------  --------------------  -----------------  --------------

Net realized gains (losses) from
  sale of securities                          (1,575,201)         (890,036)             (344,099)        (2,433,723)        162,096
Realized gain distributions                           --                --                    --                 --              --
                                           -------------  ----------------  --------------------  -----------------  --------------

Net realized gains (losses)                   (1,575,201)         (890,036)             (344,099)        (2,433,723)        162,096
                                           -------------  ----------------  --------------------  -----------------  --------------

Net unrealized appreciation
  (depreciation) of investments:

  Beginning of period                         (4,259,325)         (208,651)             (222,674)        (3,705,433)        600,868
  End of period                               (1,338,566)          127,578              (888,453)        (3,043,429)        346,582
                                           -------------  ----------------  --------------------  -----------------  --------------

Change in net unrealized appreciation
    (depreciation) of investments              2,920,759           336,229              (665,779)           662,004        (254,286)
                                           -------------  ----------------  --------------------  -----------------  --------------

Increase (decrease) in net assets from
  operations                               $   1,304,280  $        494,338  $           (942,988) $      (1,564,822) $     (100,070)
                                           =============  ================  ====================  =================  ==============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2011
                                   (continued)

                                           MFS Total Return    Mid-Cap Growth      Real Estate       Small Company    Technology
                                               Portfolio         Portfolio          Portfolio       Value Portfolio   Portfolio
                                               (Class 1)         (Class 1)          (Class 1)          (Class 1)      (Class 1)
                                           ----------------  -----------------  -----------------  ----------------  -----------
Investment income:
  Dividends                                $      2,462,229  $              --  $          52,256  $         15,077  $        --
                                           ----------------  -----------------  -----------------  ---------------   -----------

Expenses:
  Charges for distribution, mortality and
    expense risk                                   (830,968)           (35,334)           (55,485)          (53,304)      (3,460)
                                           ----------------  -----------------  -----------------  ---------------   -----------

Net investment income (loss)                      1,631,261            (35,334)            (3,229)          (38,227)      (3,460)
                                           ----------------  -----------------  -----------------  ---------------   -----------

Net realized gains (losses) from
  sale of securities                             (2,518,584)           164,397           (812,820)          570,716       54,082
Realized gain distributions                              --                 --                 --                --           --
                                           ----------------  -----------------  -----------------  ---------------   -----------

Net realized gains (losses)                      (2,518,584)           164,397           (812,820)          570,716       54,082
                                           ----------------  -----------------  -----------------  ---------------   -----------

Net unrealized appreciation
  (depreciation) of investments:

  Beginning of period                            (7,853,538)           889,106           (805,044)          942,391      112,285
  End of period                                  (5,744,931)           534,618            375,135           249,112       37,394
                                           ----------------  -----------------  -----------------  ---------------   -----------

Change in net unrealized appreciation
  (depreciation) of investments                   2,108,607           (354,488)         1,180,179          (693,279)     (74,891)
                                           ----------------  -----------------  -----------------  ---------------   -----------

Increase (decrease) in net assets from
  operations                               $      1,221,284  $        (225,425) $         364,130  $       (160,790) $   (24,269)
                                           ================  =================  =================  ================  ===========

                                            Telecom Utility  Total Return Bond  Aggressive Growth   Alliance Growth    Balanced
                                               Portfolio         Portfolio          Portfolio          Portfolio      Portfolio
                                               (Class 1)         (Class 1)          (Class 3)          (Class 3)      (Class 3)
                                           ----------------  -----------------  -----------------  ---------------   -----------
Investment income:
  Dividends                                $         53,284  $         378,544  $              --  $         22,401  $    56,520
                                           ----------------  -----------------  -----------------  ---------------   -----------

Expenses:
  Charges for distribution, mortality and
    expense risk                                    (26,475)          (218,212)            (3,492)          (91,114)     (30,171)
                                           ----------------  -----------------  -----------------  ---------------   -----------

Net investment income (loss)                         26,809            160,332             (3,492)          (68,713)      26,349
                                           ----------------  -----------------  -----------------  ---------------   -----------

Net realized gains (losses) from
  sale of securities                                 29,843            892,680            (12,928)          138,176      224,751
Realized gain distributions                              --            292,587                 --                --           --
                                           ----------------  -----------------  -----------------  ---------------   -----------

Net realized gains (losses)                          29,843          1,185,267            (12,928)          138,176      224,751
                                           ----------------  -----------------  -----------------  ---------------   -----------

Net unrealized appreciation
  (depreciation) of investments:

  Beginning of period                               (14,931)         1,464,039             40,802           435,766      464,765
  End of period                                      41,127          1,377,967             42,274            51,316      243,859
                                           ----------------  -----------------  -----------------  ---------------   -----------

Change in net unrealized appreciation
  (depreciation) of investments                      56,058            (86,072)             1,472          (384,450)    (220,906)
                                           ----------------  -----------------  -----------------  ---------------   -----------

Increase (decrease) in net assets from
  operations                               $        112,710  $       1,259,527  $         (14,948) $       (314,987) $    30,194
                                           ================  =================  =================  ================  ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2011
                                   (continued)

                                           Blue Chip Growth    Capital Growth   Cash Management  Corporate Bond    Davis Venture
                                              Portfolio          Portfolio         Portfolio        Portfolio        Portfolio
                                              (Class 3)          (Class 3)         (Class 3)        (Class 3)        (Class 3)
                                           ----------------  -----------------  ---------------  --------------  ----------------
Investment income:
  Dividends                                $             96  $              --  $            --  $   10,711,069  $        951,913
                                           ----------------  -----------------  ---------------  --------------  ----------------

Expenses:
  Charges for distribution, mortality and
    expense risk                                    (14,197)           (29,424)        (104,979)     (1,538,304)         (756,649)
                                           ----------------  -----------------  ---------------  --------------  ----------------

Net investment income (loss)                        (14,101)           (29,424)        (104,979)      9,172,765           195,264
                                           ----------------  -----------------  ---------------  --------------  ----------------

Net realized gains (losses) from
  sale of securities                                115,409            (48,493)         (65,264)      4,499,044        (7,227,904)
Realized gain distributions                              --                 --               --         828,968                --
                                           ----------------  -----------------  ---------------  --------------  ----------------

Net realized gains (losses)                         115,409            (48,493)         (65,264)      5,328,012        (7,227,904)
                                           ----------------  -----------------  ---------------  --------------  ----------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                               326,855            274,675          (24,520)     21,334,354        (8,300,117)
  End of period                                     118,799            266,778          (23,858)     16,081,956        (5,676,616)
                                           ----------------  -----------------  ---------------  --------------  ----------------

Change in net unrealized appreciation
  (depreciation) of investments                    (208,056)            (7,897)             662      (5,252,398)        2,623,501
                                           ----------------  -----------------  ---------------  --------------  ----------------

Increase (decrease) in net assets from
  operations                               $       (106,748) $         (85,814) $      (169,581) $    9,248,379  $     (4,409,139)
                                           ================= =================  ===============  ==============  ================

                                                                                    Equity
                                            "Dogs" of Wall    Emerging Markets   Opportunities   Foreign Value      Fundamental
                                           Street Portfolio      Portfolio         Portfolio        Portfolio    Growth Portfolio
                                              (Class 3)          (Class 3)         (Class 3)        (Class 3)        (Class 3)
                                           ----------------  -----------------  ---------------  --------------  ----------------
Investment income:
  Dividends                                $         32,155  $          43,344  $         3,601  $      948,611  $             --
                                           ----------------  -----------------  ---------------  --------------  ----------------

Expenses:
  Charges for distribution, mortality and
    expense risk                                    (12,030)           (92,682)         (10,712)       (539,678)          (28,058)
                                           ----------------  -----------------  ---------------  --------------  ----------------

Net investment income (loss)                         20,125            (49,338)          (7,111)        408,933           (28,058)
                                           ----------------  -----------------  ---------------  --------------  ----------------

Net realized gains (losses) from
  sale of securities                                (16,656)         1,012,821          (97,037)     (4,174,931)          (88,785)
Realized gain distributions                              --                 --               --              --                --
                                           ----------------  -----------------  ---------------  --------------  ----------------

Net realized gains (losses)                         (16,656)         1,012,821          (97,037)     (4,174,931)          (88,785)
                                           ----------------  -----------------  ---------------  --------------  ----------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                                71,154          4,815,374           73,143      (5,796,079)          471,093
  End of period                                     226,951            875,822          154,243      (9,387,677)          420,834
                                           ----------------  -----------------  ---------------  --------------  ----------------

Change in net unrealized appreciation
  (depreciation) of investments                     155,797         (3,939,552)          81,100      (3,591,598)          (50,259)
                                           ----------------  -----------------  ---------------  --------------  ----------------

Increase (decrease) in net assets from
  operations                               $        159,266  $      (2,976,069) $       (23,048) $   (7,357,596) $       (167,102)
                                           ================= =================  ===============  ==============  ================

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2011
                                   (continued)

                                                                                         Growth                         High-Yield
                                               Global Bond       Global Equities     Opportunities     Growth-Income      Bond
                                                Portfolio           Portfolio          Portfolio         Portfolio      Portfolio
                                                (Class 3)           (Class 3)          (Class 3)         (Class 3)      (Class 3)
                                          --------------------  -----------------  ----------------    -------------   ------------
Investment income:
  Dividends                               $            538,316  $          10,147  $             --    $      39,968   $  2,983,772
                                          --------------------  -----------------  ----------------    -------------   ------------

Expenses:
  Charges for distribution, mortality and
    expense risk                                      (228,858)           (11,280)         (173,178)         (43,215)      (317,750)
                                          --------------------  -----------------  ----------------    -------------   ------------

Net investment income (loss)                           309,458             (1,133)         (173,178)          (3,247)     2,666,022
                                          --------------------  -----------------  ----------------    -------------   ------------

Net realized gains (losses)
  from sale of securities                               86,338           (113,394)          615,969         (419,653)    (1,700,497)
Realized gain distributions                            366,469                 --                --               --             --
                                          --------------------  -----------------  ----------------    -------------   ------------

Net realized gains (losses)                            452,807           (113,394)          615,969         (419,653)    (1,700,497)
                                          --------------------  -----------------  ----------------    -------------   ------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                                  217,905               (579)        5,754,102         (749,840)    (1,265,684)
  End of period                                        666,644            (35,657)        4,981,652           87,764     (1,028,398)
                                          --------------------  -----------------  ----------------    -------------   ------------

Change in net unrealized appreciation
    (depreciation) of investments                      448,739            (35,078)         (772,450)         837,604        237,286
                                          --------------------  -----------------  ----------------    -------------   ------------

Increase (decrease) in net assets from
  operations                              $          1,211,004  $        (149,605) $       (329,659)   $     414,704   $  1,202,811
                                          ====================  =================  ================    =============   ============

                                            International       International                      MFS Massachusetts     MFS Total
                                        Diversified Equities  Growth and Income   Marsico Focused   Investors Trust       Return
                                              Portfolio           Portfolio      Growth Portfolio      Portfolio         Portfolio
                                              (Class 3)           (Class 3)         (Class 3)          (Class 3)         (Class 3)
                                        --------------------  -----------------  ----------------  -----------------   ------------
Investment income:
  Dividends                             $            104,632  $       1,070,058  $          3,499  $         150,706   $  2,830,722
                                        --------------------  -----------------  ----------------  -----------------   ------------

Expenses:
  Charges for distribution, mortality
   and expense risk                                  (46,647)          (312,300)          (26,857)          (260,188)    (1,022,482)
                                        --------------------  -----------------  ----------------  -----------------   ------------

Net investment income (loss)                          57,985            757,758           (23,358)          (109,482)     1,808,240
                                        --------------------  -----------------  ----------------  -----------------   ------------

Net realized gains (losses)
  from sale of securities                           (422,601)        (3,335,775)         (236,906)            31,826     (5,513,594)
Realized gain distributions                               --                 --                --                 --             --
                                        --------------------  -----------------  ----------------  -----------------   ------------

Net realized gains (losses)                         (422,601)        (3,335,775)         (236,906)            31,826     (5,513,594)
                                        --------------------  -----------------  ----------------  -----------------   ------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                               (579,547)         2,168,744           (94,103)         6,608,130    (12,805,127)
  End of period                                   (1,047,515)          (341,832)           88,198          5,987,506     (8,010,380)
                                        --------------------  -----------------  ----------------  -----------------   ------------

Change in net unrealized appreciation
    (depreciation) of investments                   (467,968)        (2,510,576)          182,301           (620,624)     4,794,747
                                        --------------------  -----------------  ----------------  -----------------   ------------

Increase (decrease) in net assets from
  operations                            $           (832,584) $      (5,088,593) $        (77,963) $        (698,280)  $  1,089,393
                                        ====================  =================  ================  =================   ============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2011
                                   (continued)

                                            Mid-Cap Growth     Real Estate     Small & Mid Cap  Small Company     Technology
                                              Portfolio         Portfolio      Value Portfolio    Portfolio        Portfolio
                                              (Class 3)         (Class 3)         (Class 3)       (Class 3)        (Class 3)
                                           ---------------  -----------------  ---------------  -------------  -----------------
Investment income:
  Dividends                                $            --  $         189,557  $        59,143  $      64,704  $             --
                                           ---------------  -----------------  ---------------  -------------  -----------------

Expenses:
  Charges for distribution, mortality and
    expense risk                                   (43,376)          (207,571)        (393,674)      (236,577)            (6,113)
                                           ---------------  -----------------  ---------------  -------------  -----------------

Net investment income (loss)                       (43,376)           (18,014)        (334,531)      (171,873)            (6,113)
                                           ---------------  -----------------  ---------------  -------------  -----------------

Net realized gains (losses)
  from sale of securities                          142,800          1,387,135          398,279        330,776            123,245
Realized gain distributions                             --                 --               --             --                 --
                                           ---------------  -----------------  ---------------  -------------  -----------------

Net realized gains (losses)                        142,800          1,387,135          398,279        330,776            123,245
                                           ---------------  -----------------  ---------------  -------------  -----------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                              748,432          9,097,626       16,913,537      6,799,948            178,359
  End of period                                    390,212          9,489,024       13,365,642      5,838,771             15,697
                                           ---------------  -----------------  ---------------  -------------  -----------------

Change in net unrealized appreciation
    (depreciation) of investments                 (358,220)           391,398       (3,547,895)      (961,177)          (162,662)
                                           ---------------  -----------------  ---------------  -------------  -----------------

Increase (decrease) in net assets from
  operations                               $      (258,796) $       1,760,519  $    (3,484,147) $    (802,274) $         (45,530)
                                           ===============  =================  ===============  ============== =================

                                                                                 Invesco Van                      Invesco Van
                                                                                 Kampen V.I.     Invesco Van      Kampen V.I.
                                           Telecom Utility  Total Return Bond   Capital Growth   Kampen V.I.   Growth and Income
                                              Portfolio         Portfolio            Fund       Comstock Fund        Fund
                                              (Class 3)         (Class 3)        (Series II)     (Series II)      (Series II)
                                           ---------------  -----------------  ---------------  -------------  -----------------
Investment income:
  Dividends                                $        20,934  $       1,077,355  $            --  $   3,194,159  $       2,463,725
                                           ---------------  -----------------  ---------------  -------------  -----------------

Expenses:
  Charges for distribution, mortality and
    expense risk                                    (8,035)          (736,302)         (60,720)    (2,014,209)        (2,102,693)
                                           ---------------  -----------------  ---------------  -------------  -----------------

Net investment income (loss)                        12,899            341,053          (60,720)     1,179,950            361,032
                                           ---------------  -----------------  ---------------  -------------  -----------------

Net realized gains (losses)
  from sale of securities                          (26,206)         3,060,226          481,246     (6,532,428)        (3,803,917)
Realized gain distributions                             --            984,836               --             --                 --
                                           ---------------  -----------------  ---------------  -------------  -----------------

Net realized gains (losses)                        (26,206)         4,045,062          481,246     (6,532,428)        (3,803,917)
                                           ---------------  -----------------  ---------------  -------------  -----------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                               55,549          6,158,153        2,072,159    (10,412,549)           808,028
  End of period                                    115,135          6,101,335        1,189,316    (10,770,706)        (2,128,646)
                                           ---------------  -----------------  ---------------  -------------  -----------------

Change in net unrealized appreciation
    (depreciation) of investments                   59,586            (56,818)        (882,843)      (358,157)        (2,936,674)
                                           ---------------  -----------------  ---------------  -------------  -----------------

Increase (decrease) in net assets from
  operations                               $        46,279  $       4,329,297  $      (462,317) $  (5,710,635) $      (6,379,559)
                                           ===============  =================  ===============  ============== =================

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2011
                                   (continued)

                                           Growth and Income   Mid Cap Value    Asset Allocation   Global Growth
                                               Portfolio          Portfolio           Fund              Fund       Growth Fund
                                               (Class VC)        (Class VC)         (Class 2)        (Class 2)      (Class 2)
                                           -----------------  ---------------  ------------------  -------------  ------------
Investment income:
  Dividends                                $         939,292  $       172,497  $        5,855,956  $   3,745,966  $  1,391,433
                                           -----------------  ---------------  ------------------  -------------  ------------

Expenses:
  Charges for distribution, mortality and
    expense risk                                  (1,188,795)        (777,601)         (2,780,851)    (2,532,034)   (2,014,543)
                                           -----------------  ---------------  ------------------  -------------  ------------

Net investment income (loss)                        (249,503)        (605,104)          3,075,105      1,213,932      (623,110)
                                           -----------------  ---------------  ------------------  -------------  ------------

Net realized gains (losses)
  from sale of securities                         (4,108,446)      (4,593,180)         (2,248,237)     2,510,922    (1,106,128)
Realized gain distributions                               --               --                  --             --            --
                                           -----------------  ---------------  ------------------  -------------  ------------

Net realized gains (losses)                       (4,108,446)      (4,593,180)         (2,248,237)     2,510,922    (1,106,128)
                                           -----------------  ---------------  ------------------  -------------  ------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                            (11,211,789)      (8,701,536)         (1,704,321)    15,959,876       643,675
  End of period                                  (15,921,860)      (7,221,291)           (434,725)   (14,750,144)   (8,030,758)
                                           -----------------  ---------------  ------------------  -------------  ------------

Change in net unrealized appreciation
    (depreciation) of investments                 (4,710,071)       1,480,245           1,269,596    (30,710,020)   (8,674,433)
                                           -----------------  ---------------  ------------------  -------------  ------------

Increase (decrease) in net assets from
  operations                               $      (9,068,020) $    (3,718,039) $        2,096,464  $ (26,985,166) $(10,403,671)
                                           =================  ===============  ==================  =============  ============

                                                                               Franklin Templeton
                                                                                  VIP Founding
                                             Growth-Income    Franklin Income   Funds Allocation    Real Return
                                                 Fund         Securities Fund         Fund           Portfolio
                                               (Class 2)         (Class 2)          (Class 2)        (Class 3)
                                           -----------------  ---------------  ------------------  -------------
Investment income:
  Dividends                                $       5,974,981  $       790,215  $            3,771  $          --
                                           -----------------  ---------------  ------------------  -------------

Expenses:
  Charges for distribution, mortality and
    expense risk                                  (3,462,910)        (121,018)           (209,811)       (31,584)
                                           -----------------  ---------------  ------------------  -------------

Net investment income (loss)                       2,512,071          669,197            (206,040)       (31,584)
                                           -----------------  ---------------  ------------------  -------------

Net realized gains (losses)
  from sale of securities                         (7,539,388)          37,668            (101,028)        44,946
Realized gain distributions                               --               --                  --             --
                                           -----------------  ---------------  ------------------  -------------

Net realized gains (losses)                       (7,539,388)          37,668            (101,028)        44,946
                                           -----------------  ---------------  ------------------  -------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                            (32,362,578)       2,118,159           4,536,709        (11,142)
  End of period                                  (37,060,140)       1,644,929           4,355,007        134,229
                                           -----------------  ---------------  ------------------  -------------

Change in net unrealized appreciation
    (depreciation) of investments                 (4,697,562)        (473,230)           (181,702)       145,371
                                           -----------------  ---------------  ------------------  -------------

Increase (decrease) in net assets from
  operations                               $      (9,724,879) $       233,635  $         (488,770) $     158,733
                                           =================  ===============  ==================  =============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2011

                                                                                   Government and                         Asset
                                           Asset Allocation  Capital Appreciation   Quality Bond                        Allocation
                                             Portfolio             Portfolio          Portfolio       Growth Portfolio  Portfolio
                                             (Class 1)             (Class 1)          (Class 1)          (Class 1)      (Class 3)
                                           ----------------  --------------------  ----------------  -----------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $        220,644  $           (797,821) $      1,253,512  $         (84,016) $   88,867

  Net realized gains (losses)                      (270,582)            1,480,118           660,117         (2,826,088)   (219,325)
  Change in net unrealized appreciation
    (depreciation) of investments                    55,817            (6,221,374)        1,593,451            423,806     135,764
                                           ----------------  --------------------  ----------------  -----------------  ----------
    Increase(decrease) in net assets from
      operations                                      5,879            (5,539,077)        3,507,080         (2,486,298)      5,306
                                           ----------------  --------------------  ----------------  -----------------  ----------

From capital transactions:
  Net proceeds from units sold                       33,147               180,184            72,842             63,770     466,883
  Cost of units redeemed                         (1,673,268)          (13,586,113)      (10,829,160)        (6,609,270)   (781,930)
  Net transfers                                     168,322            (2,033,023)       (2,216,614)        (1,322,448)  1,026,440
  Contract maintenance charge                            --                    --                --                 --      (1,033)
                                           ----------------  --------------------  ----------------  -----------------  ----------
    Increase(decrease) in net assets from
      capital transactions                       (1,471,799)          (15,438,952)      (12,972,932)        (7,867,948)    710,360
                                           ----------------  --------------------  ----------------  -----------------  ----------

Increase (decrease) in net assets                (1,465,920)          (20,978,029)       (9,465,852)       (10,354,246)    715,666
Net assets at beginning of period                14,168,846            91,161,310        65,850,857         41,947,682   4,741,122
                                           ----------------  --------------------  ----------------  -----------------  ----------
Net assets at end of period                $     12,702,926  $         70,183,281  $     56,385,005  $      31,593,436  $5,456,788
                                           ================  ====================  ================  =================  ==========

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                          2,012                 7,776             3,762              3,996      30,623
  Units redeemed                                    (79,774)             (689,331)         (633,816)          (469,095)    (51,304)
  Units transferred                                   7,945              (123,767)         (132,507)           (94,359)     68,338
                                           ----------------  --------------------  ----------------  -----------------  ----------
Increase (decrease) in units outstanding            (69,817)             (805,322)         (762,561)          (559,458)     47,657
Beginning units                                     712,066             4,668,672         3,914,604          2,921,238     309,653
                                           ----------------  --------------------  ----------------  -----------------  ----------
Ending units                                        642,249             3,863,350         3,152,043          2,361,780     357,310
                                           ================  ====================  ================  =================  ==========

                                                Capital          Government and                                         Aggressive
                                             Appreciation         Quality Bond                       Natural Resources    Growth
                                               Portfolio           Portfolio       Growth Portfolio      Portfolio       Portfolio
                                               (Class 3)           (Class 3)          (Class 3)          (Class 3)       (Class 1)
                                           ----------------  --------------------  ----------------  -----------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $     (1,043,944) $          1,887,025  $        (17,290) $         (33,966) $  (54,052)

  Net realized gains (losses)                    (4,290,254)            1,030,959          (297,468)            99,797    (274,185)
  Change in net unrealized appreciation
    (depreciation) of investments                (2,918,118)            2,345,113            17,841         (1,745,449)    179,590
                                           ----------------  --------------------  ----------------  -----------------  ----------
    Increase(decrease) in net assets from
      operations                                 (8,252,316)            5,263,097          (296,917)        (1,679,618)   (148,647)
                                           ----------------  --------------------  ----------------  -----------------  ----------

From capital transactions:
  Net proceeds from units sold                    1,071,887             6,064,874           132,350            139,384       9,587
  Cost of units redeemed                        (14,180,498)          (11,894,511)         (533,467)        (1,013,856)   (454,535)
  Net transfers                                  (2,002,338)            4,869,731          (174,648)            61,740       2,832
  Contract maintenance charge                       (18,565)              (10,607)             (795)            (1,411)         --
                                           ----------------  --------------------  ----------------  -----------------  ----------
    Increase(decrease) in net assets from
      capital transactions                      (15,129,514)             (970,513)         (576,560)          (814,143)   (442,116)
                                           ----------------  --------------------  ----------------  -----------------  ----------

Increase (decrease) in net assets               (23,381,830)            4,292,584          (873,477)        (2,493,761)   (590,763)
Net assets at beginning of period               128,499,376            92,721,368         4,831,679          8,872,042   4,927,629
                                           ----------------  --------------------  ----------------  -----------------  ----------
Net assets at end of period                $    105,117,546  $         97,013,952  $      3,958,202  $       6,378,281  $4,336,866
                                           ================  ====================  ================  =================  ==========

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:

  Units sold                                         62,965               368,254            10,983             11,929         767
  Units redeemed                                   (798,472)             (729,792)          (43,386)           (84,413)    (41,248)
  Units transferred                                 (84,739)              297,272           (12,515)             9,215       1,924
                                           ----------------  --------------------  ----------------  -----------------  ----------
Increase (decrease) in units outstanding           (820,246)              (64,266)          (44,918)           (63,269)    (38,557)
Beginning units                                   7,458,411             5,822,234           386,395            718,089     419,845
                                           ----------------  --------------------  ----------------  -----------------  ----------
Ending units                                      6,638,165             5,757,968           341,477            654,820     381,288
                                           ================  ====================  ================  =================  ==========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2011
                                   (continued)

                                                                                                                          Cash
                                            Alliance Growth                      Blue Chip Growth   Capital Growth     Management
                                               Portfolio     Balanced Portfolio      Portfolio         Portfolio        Portfolio
                                               (Class 1)         (Class 1)           (Class 1)         (Class 1)        (Class 1)
                                            ---------------  ------------------  ----------------  ----------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)              $      (164,026) $          107,149  $         (6,612) $        (12,089) $    (173,244)

  Net realized gains (losses)                    (1,153,256)           (381,665)           32,845           190,819        (95,602)
  Change in net unrealized appreciation
    (depreciation) of investments                   605,165             476,313           (88,770)         (228,802)        46,206
                                            ---------------  ------------------  ----------------  ----------------  -------------
    Increase (decrease) in net assets from
      operations                                   (712,117)            201,797           (62,537)          (50,072)      (222,640)
                                            ---------------  ------------------  ----------------  ----------------  -------------
From capital transactions:
  Net proceeds from units sold                       69,512              28,634               875                28      1,091,341
  Cost of units redeemed                         (3,346,126)         (2,411,671)         (169,343)         (415,519)   (17,214,574)
  Net transfers                                    (369,146)            308,651           193,233            51,597     17,987,730
  Contract maintenance charge                            --                  --                --                --             --
                                            ---------------  ------------------  ----------------  ----------------  -------------
    Increase (decrease) in net assets from
      capital transactions                       (3,645,760)         (2,074,386)           24,765          (363,894)     1,864,497
                                            ---------------  ------------------  ----------------  ----------------  -------------

Increase (decrease) in net assets                (4,357,877)         (1,872,589)          (37,772)         (413,966)     1,641,857
Net assets at beginning of period                24,971,933          18,734,673         1,069,902         1,552,228     17,397,029
                                            ---------------  ------------------  ----------------  ----------------  -------------
Net assets at end of period                 $    20,614,056  $       16,862,084  $      1,032,130  $      1,138,262  $  19,038,886
                                            ===============  ==================  ================  ================  =============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         2,681               1,939               140                 4         88,254
   Units redeemed                                  (166,322)           (161,602)          (26,600)          (53,624)    (1,458,080)
   Units transferred                                (32,610)             39,746            31,632             4,239      1,534,695
                                            ---------------  ------------------  ----------------  ----------------  -------------
Increase (decrease) in units outstanding           (196,251)           (119,917)            5,172           (49,381)       164,869
Beginning units                                   1,124,208           1,227,800           169,073           197,382      1,418,702
                                            ---------------  ------------------  ----------------  ----------------  -------------
Ending units                                        927,957           1,107,883           174,245           148,001      1,583,571
                                            ===============  ==================  ================  ================  =============

                                            Corporate Bond      Davis Venture     "Dogs" of Wall   Emerging Markets  Equity Index
                                               Portfolio       Value Portfolio   Street Portfolio      Portfolio      Portfolio
                                               (Class 1)          (Class 1)          (Class 1)         (Class 1)      (Class 1)
                                            ---------------  -----------------   ----------------  ----------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)              $     3,818,712  $          208,929  $         39,998  $        (57,974) $      27,665

  Net realized gains (losses)                     2,568,891          (1,384,505)           78,210         1,174,249        (85,931)
  Change in net unrealized appreciation
    (depreciation) of investments                (2,472,713)         (2,122,661)          247,357        (4,191,856)       117,810
                                            ---------------  ------------------  ----------------  ----------------  -------------
    Increase (decrease) in net assets from
      operations                                  3,914,890          (3,298,237)          365,565        (3,075,581)        59,544
                                            ---------------  ------------------  ----------------  ----------------  -------------

From capital transactions:
  Net proceeds from units sold                      178,003             173,903             8,172             8,755         26,614
  Cost of units redeemed                        (12,235,093)        (10,085,420)         (420,929)       (1,733,802)    (1,190,712)
  Net transfers                                  (1,464,818)         (2,667,913)          777,259          (517,511)      (166,780)
  Contract maintenance charge                            --                  --                --                --             --
                                            ---------------  ------------------  ----------------  ----------------  -------------
    Increase (decrease) in net assets from
      capital transactions                       13,521,908)        (12,579,430)          364,502        (2,242,558)    (1,330,878)
                                            ---------------  ------------------  ----------------  ----------------  -------------

Increase (decrease) in net assets                (9,607,018)        (15,877,667)          730,067        (5,318,139)    (1,271,334)
Net assets at beginning of period                77,627,774          73,337,574         3,028,144        13,078,029     10,891,764
                                            ---------------  ------------------  ----------------  ----------------  -------------
Net assets at end of period                     $68,020,756  $       57,459,907  $      3,758,211  $      7,759,890  $   9,620,430
                                            ===============  ==================  ================  ================  =============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         8,004              10,071               506               302          2,650
   Units redeemed                                  (583,092)           (618,927)          (28,771)          (69,552)      (123,751)
   Units transferred                                (70,972)           (180,709)           50,018           (24,292)       (15,604)
                                            ---------------  ------------------  ----------------  ----------------  -------------
Increase (decrease) in units outstanding           (646,060)           (789,565)           21,753           (93,542)      (136,705)
Beginning units                                   3,809,449           4,451,181           225,699           497,624      1,144,865
                                            ---------------  ------------------  ----------------  ----------------  -------------
Ending units                                      3,163,389           3,661,616           247,452           404,082      1,008,160
                                            ===============  ==================  ================  ================  =============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2011
                                   (continued)

                                               Equity                                                                    Growth
                                           Opportunities     Fundamental        Global Bond        Global Equities    Opportunities
                                             Portfolio    Growth Portfolio       Portfolio             Portfolio       Portfolio
                                             (Class 1)       (Class 1)           (Class 1)             (Class 1)       (Class 1)
                                           -------------  ----------------  --------------------  -----------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $     (37,600) $       (121,411) $            201,538  $          (9,539) $      (15,214)

  Net realized gains (losses)                   (766,556)         (351,993)              238,950           (238,828)        127,830
  Change in net unrealized appreciation
    (depreciation) of investments                688,442          (217,666)              250,725           (420,173)       (167,971)
                                           -------------  ----------------  --------------------  -----------------  --------------
    Increase(decrease) in net assets from
      operations                                (115,714)         (691,070)              691,213           (668,540)        (55,355)
                                           -------------  ----------------  --------------------  -----------------  --------------

From capital transactions:
  Net proceeds from units sold                    11,325            13,887                15,732             16,551           1,881
  Cost of units redeemed                      (1,730,910)       (1,647,956)           (2,160,414)          (783,529)       (371,767)
  Net transfers                                 (333,402)         (220,260)              456,556             34,438         238,388
  Contract maintenance charge                         --                --                    --                 --              --
                                           -------------  ----------------  --------------------  -----------------  --------------
    Increase(decrease) in net assets from
      capital transactions                    (2,052,987)       (1,854,329)           (1,688,126)          (732,540)       (131,498)
                                           -------------  ----------------  --------------------  -----------------  --------------

Increase (decrease) in net assets             (2,168,701)       (2,545,399)             (996,913)        (1,401,080)       (186,853)
Net assets at beginning of period             11,086,312        12,466,191            16,099,497          6,279,672       1,737,058
                                           -------------  ----------------  --------------------  -----------------  --------------
Net assets at end of period                $   8,917,611  $      9,920,792  $         15,102,584  $       4,878,592  $    1,550,205
                                           =============  ================  ====================  =================  ==============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                         625             1,129                   732              1,203             294
  Units redeemed                                (134,119)         (165,259)             (114,678)           (53,338)        (56,910)
  Units transferred                              (26,834)          (19,966)               23,180              3,179          35,048
                                           -------------  ----------------  --------------------  -----------------  --------------
Increase (decrease) in units outstanding        (160,328)         (184,096)              (90,766)           (48,956)        (21,568)
Beginning units                                  839,451         1,163,672               877,083            424,709         276,045
                                           -------------  ----------------  --------------------  -----------------  --------------
Ending units                                     679,123           979,576               786,317            375,753         254,477
                                           =============  ================  ====================  =================  ==============

                                                                                                                           MFS
                                                                                                                      Massachusetts
                                                                                International         International     Investors
                                           Growth-Income   High-Yield Bond  Diversified Equities  Growth and Income       Trust
                                             Portfolio       Portfolio           Portfolio             Portfolio        Portfolio
                                             (Class 1)       (Class 1)           (Class 1)             (Class 1)        (Class 1)
                                           -------------  ----------------  --------------------  -----------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $     (41,278) $      1,048,145  $             66,890  $         206,897  $       (7,880)

  Net realized gains (losses)                 (1,575,201)         (890,036)             (344,099)        (2,433,723)        162,096
  Change in net unrealized appreciation
    (depreciation) of investments              2,920,759           336,229              (665,779)           662,004        (254,286)
                                           -------------  ----------------  --------------------  -----------------  --------------
    Increase(decrease) in net assets from
      operations                               1,304,280           494,338              (942,988)        (1,564,822)       (100,070)
                                           -------------  ----------------  --------------------  -----------------  --------------

From capital transactions:
  Net proceeds from units sold                    68,083             9,347                29,723             36,342           2,935
  Cost of units redeemed                      (2,936,301)       (2,544,892)           (1,026,962)        (2,126,620)       (557,846)
  Net transfers                                 (635,078)          302,201              (165,230)           (17,845)        128,527
  Contract maintenance charge                         --                --                --                     --              --
                                           -------------  ----------------  --------------------  -----------------  --------------
    Increase(decrease) in net assets from
      capital transactions                    (3,503,296)       (2,233,344)           (1,162,469)        (2,108,123)       (426,384)
                                           -------------  ----------------  --------------------  -----------------  --------------

Increase (decrease) in net assets             (2,199,016)       (1,739,006)           (2,105,457)        (3,672,945)       (526,454)
Net assets at beginning of period             20,103,996        15,384,899             7,086,924         12,366,953       4,527,131
                                           -------------  ----------------  --------------------  -----------------  --------------
Net assets at end of period                $  17,904,980  $     13,645,893  $          4,981,467  $       8,694,008  $    4,000,677
                                           =============  ================  ====================  =================  ==============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                       4,718               464                 3,674              2,966             247
  Units redeemed                                (166,368)         (146,775)             (103,288)          (180,259)        (49,373)
  Units transferred                              (36,179)           14,337               (15,234)              (194)         12,065
                                           -------------  ----------------  --------------------  -----------------  --------------
Increase (decrease) in units outstanding        (197,829)         (131,974)             (114,848)          (177,487)        (37,061)
Beginning units                                1,132,534           898,638               675,407            998,242         404,967
                                           -------------  ----------------  --------------------  -----------------  --------------
Ending units                                     934,705           766,664               560,559            820,755         367,906
                                           =============  ================  ====================  =================  ==============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2011
                                   (continued)

                                           MFS Total Return    Mid-Cap Growth     Real Estate       Small Company     Technology
                                               Portfolio         Portfolio          Portfolio      Value Portfolio     Portfolio
                                               (Class 1)         (Class 1)          (Class 1)         (Class 1)        (Class 1)
                                           ----------------  -----------------  -----------------  ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $      1,631,261  $         (35,334) $          (3,229) $       (38,227) $       (3,460)

  Net realized gains (losses)                    (2,518,584)           164,397           (812,820)         570,716          54,082
  Change in net unrealized appreciation
    (depreciation) of investments                 2,108,607           (354,488)         1,180,179         (693,279)        (74,891)
                                           ----------------  -----------------  -----------------  ---------------  --------------
    Increase (decrease) in net assets from
      operations                                  1,221,284           (225,425)           364,130         (160,790)        (24,269)
                                           ----------------  -----------------  -----------------  ---------------  --------------

From capital transactions:
  Net proceeds from units sold                      295,241              3,737              5,878            9,579              --
  Cost of units redeemed                        (17,905,544)          (668,442)          (875,132)        (584,999)        (89,335)
  Net transfers                                  (2,471,066)           105,845            173,733       (1,041,665)          5,276
  Contract maintenance charge                            --                 --                 --               --              --
                                           ----------------  -----------------  -----------------  ---------------  --------------
    Increase (decrease) in net assets from
      capital transactions                      (20,081,369)          (558,860)          (695,521)      (1,617,085)        (84,059)
                                           ----------------  -----------------  -----------------  ---------------  --------------

Increase (decrease) in net assets               (18,860,085)          (784,285)         (331,391)       (1,777,875)       (108,328)
Net assets at beginning of period               104,898,990          4,305,607          5,631,167        5,459,250         427,041
                                           ----------------  -----------------  -----------------  ---------------  --------------
Net assets at end of period                $     86,038,905  $       3,521,322  $       5,299,776  $     3,681,375  $      318,713
                                           ================  =================  =================  ===============  ==============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                         15,919                371                189              334              --
  Units redeemed                                 (1,073,066)           (63,904)           (32,304)         (21,798)        (35,647)
  Units transferred                                (149,910)            11,013              5,178          (37,424)             67
                                           ----------------  -----------------  -----------------  ---------------  --------------
Increase (decrease) in units outstanding         (1,207,057)           (52,520)           (26,937)         (58,888)        (35,580)
Beginning units                                   6,412,067            424,605            219,696          200,102         174,817
                                           ----------------  -----------------  -----------------  ---------------  --------------
Ending units                                      5,205,010            372,085            192,759          141,214         139,237
                                           ================  =================  =================  ===============  ==============

                                           Telecom Utility   Total Return Bond  Aggressive Growth  Alliance Growth     Balanced
                                               Portfolio         Portfolio          Portfolio          Portfolio       Portfolio
                                               (Class 1)         (Class 1)          (Class 3)          (Class 3)       (Class 3)
                                           ----------------  -----------------  -----------------  ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $         26,809  $         160,332  $          (3,492) $       (68,713) $       26,349

  Net realized gains (losses)                        29,843          1,185,267            (12,928)         138,176         224,751
  Change in net unrealized appreciation
    (depreciation) of investments                    56,058            (86,072)             1,472         (384,450)       (220,906)
                                           ----------------  -----------------  -----------------  ---------------  --------------
    Increase (decrease) in net assets from
      operations                                    112,710          1,259,527            (14,948)        (314,987)         30,194
                                           ----------------  -----------------  -----------------  ---------------  --------------

From capital transactions:
  Net proceeds from units sold                        1,500            123,499             74,617          131,741         345,308
  Cost of units redeemed                           (305,947)        (4,553,987)           (44,710)      (1,683,851)       (445,340)
  Net transfers                                     291,834          5,272,160            (53,798)        (663,295)        767,502
  Contract maintenance charge                            --                 --               (136)          (1,895)           (439)
                                           ----------------  -----------------  -----------------  ---------------  --------------
    Increase (decrease) in net assets from
      capital transactions                          (12,613)           841,672            (24,027)      (2,217,300)        667,031
                                           ----------------  -----------------  -----------------  ---------------  --------------

Increase (decrease) in net assets                   100,097          2,101,199            (38,975)      (2,532,287)        697,225
Net assets at beginning of period                 2,144,987         23,994,780            424,825       11,662,541       3,367,472
                                           ----------------  -----------------  -----------------  ---------------  --------------
Net assets at end of period                $      2,245,084  $      26,095,979  $         385,850  $     9,130,254  $    4,064,697
                                           ================  =================  =================  ===============  ==============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                             87              5,847              9,139           15,368          34,472
  Units redeemed                                    (19,644)          (232,952)            (5,524)        (200,680)        (43,268)
  Units transferred                                  22,529            269,828             (6,816)         (82,435)         74,084
                                           ----------------  -----------------  -----------------  ---------------  --------------
Increase (decrease) in units outstanding              2,972             42,723             (3,201)        (267,747)         65,288
Beginning units                                     139,789          1,239,222              51,038       1,411,151         333,373
                                           ----------------  -----------------  -----------------  ---------------  --------------
Ending units                                        142,761          1,281,945             47,837        1,143,404         398,661
                                           ================  =================  =================  ===============  ==============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                       STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2011
                                   (continued)

                                          Blue Chip Growth  Capital Growth  Cash Management  Corporate Bond   Davis Venture
                                              Portfolio       Portfolio        Portfolio        Portfolio    Value Portfolio
                                              (Class 3)       (Class 3)        (Class 3)        (Class 3)       (Class 3)
                                          ----------------  --------------  ---------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)             $        (14,101) $      (29,424) $      (104,979) $    9,172,765  $       195,264

 Net realized gains (losses)                       115,409         (48,493)         (65,264)      5,328,012      (7,227,904)
 Change in net unrealized
   appreciation (depreciation) of
   investments                                    (208,056)         (7,897)             662     (5,252,398)        2,623,501
                                          ----------------  --------------  ---------------  --------------  ---------------
   Increase (decrease) in net assets
    from operations                               (106,748)        (85,814)        (169,581)      9,248,379      (4,409,139)
                                          ----------------  --------------  ---------------  --------------  ---------------

From capital transactions:
   Net proceeds from units sold                    135,195          34,679        4,090,804       3,107,997          921,756
   Cost of units redeemed                         (201,546)       (314,975)     (13,793,062)    (22,038,706)      (9,851,954)
   Net transfers                                   388,556        (243,388)      12,436,543      (5,407,105)      (1,633,991)
   Contract maintenance charge                        (323)           (464)          (2,754)        (23,999)         (13,019)
                                          ----------------  --------------  ---------------  --------------  ---------------
   Increase (decrease) in net assets
    from capital transactions                      321,882        (524,148)       2,731,531     (24,361,813)     (10,577,208)
                                          ----------------  --------------  ---------------  --------------  ---------------

Increase (decrease) in net assets                  215,134        (609,962)       2,561,950     (15,113,434)     (14,986,347)
Net assets at beginning of period                1,562,629       3,719,204       10,863,494     187,925,968       96,224,930
                                          ----------------  --------------  ---------------  --------------  ---------------
Net assets at end of period               $      1,777,763  $    3,109,242  $    13,425,444  $  172,812,534  $    81,238,583
                                          ================  ==============  ===============  ==============  ===============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                      22,785           4,477          357,373         151,333           66,448
    Units redeemed                                 (32,559)        (40,918)      (1,194,791)     (1,074,150)        (680,934)
    Units transferred                               64,838         (32,066)       1,074,385        (264,975)         (99,616)
                                          ----------------  --------------  ---------------  --------------  ---------------
Increase (decrease) in units outstanding            55,064         (68,507)         236,967      (1,187,792)        (714,102)
Beginning units                                    249,608         477,946          934,751       9,427,409        6,586,099
                                          ----------------  --------------  ---------------  --------------  ---------------
Ending units                                       304,672         409,439        1,171,718       8,239,617        5,871,997
                                          ================  ==============  ===============  ==============  ===============
                                                                                 Equity
                                           "Dogs" of Wall   Emerging Markets  Opportunities  Foreign Value     Fundamental
                                          Street Portfolio     Portfolio        Portfolio      Portfolio    Growth Portfolio
                                              (Class 3)        (Class 3)        (Class 3)      (Class 3)        (Class 3)
                                          ----------------  ----------------  -------------  -------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)             $         20,125  $        (49,338) $      (7,111) $     408,933  $        (28,058)

 Net realized gains (losses)                       (16,656)        1,012,821        (97,037)    (4,174,931)          (88,785)
 Change in net unrealized
   appreciation (depreciation) of
   investments                                     155,797        (3,939,552)        81,100     (3,591,598)          (50,259)
                                          ----------------  ----------------  -------------  -------------  ----------------
   Increase (decrease) in net assets
    from operations                                159,266        (2,976,069)       (23,048)    (7,357,596)         (167,102)
                                          ----------------  ----------------  -------------  -------------  ----------------

From capital transactions:
   Net proceeds from units sold                     17,390           172,560         39,108      4,372,022            52,497
   Cost of units redeemed                         (117,319)       (1,366,894)      (167,507)    (6,540,107)         (279,800)
   Net transfers                                   436,994         1,114,807       (46,539)     10,450,690          (218,177)
   Contract maintenance charge                        (306)           (1,268)          (210)        (6,951)             (321)
                                          ----------------  ----------------  -------------  -------------  ----------------
   Increase (decrease) in net assets
    from capital transactions                      336,759           (80,795)      (175,148)     8,275,654          (445,801)
                                          ----------------  ----------------  -------------  -------------  ----------------

Increase (decrease) in net assets                  496,025        (3,056,864)      (198,196)       918,058          (612,903)
Net assets at beginning of period                1,226,943        12,376,243      1,288,119     63,868,282         3,442,185
                                          ----------------  ----------------  -------------  -------------  ----------------
Net assets at end of period               $      1,722,968  $      9,319,379  $   1,089,923  $  64,786,340  $      2,829,282
                                          ================  ================  =============  =============  ================

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                       1,070             7,090          3,208        485,236             7,487
    Units redeemed                                  (7,521)          (49,796)       (14,279)      (671,676)          (39,861)
    Units transferred                               27,815            55,506         (4,064)     1,244,121           (25,586)
                                          ----------------  ----------------  -------------  -------------  ----------------
Increase (decrease) in units outstanding            21,364            12,800        (15,135)     1,057,681           (57,960)
Beginning units                                     82,111           420,192        105,630      6,558,989           480,725
                                          ----------------  ----------------  -------------  -------------  ----------------
Ending units                                       103,475           432,992         90,495      7,616,670           422,765
                                          ================  ================  =============  =============  ================

The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                       STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2011
                                   (continued)

                                                                           Growth
                                          Global Bond  Global Equities  Opportunities  Growth-Income  High-Yield Bond
                                           Portfolio      Portfolio       Portfolio      Portfolio       Portfolio
                                           (Class 3)      (Class 3)       (Class 3)      (Class 3)       (Class 3)
                                          -----------  ---------------  -------------  -------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $   309,458  $        (1,133) $    (173,178) $      (3,247) $     2,666,022

   Net realized gains (losses)                452,807         (113,394)       615,969       (419,653)      (1,700,497)
   Change in net unrealized
    appreciation (depreciation) of
    investments                               448,739          (35,078)      (772,450)       837,604          237,286
                                          -----------  ---------------  -------------  -------------  ---------------
      Increase (decrease) in net assets
       from operations                      1,211,004         (149,605)      (329,659)       414,704        1,202,811
                                          -----------  ---------------  -------------  -------------  ---------------

From capital transactions:
   Net proceeds from units sold               681,155           22,021        598,469        783,791          451,748
   Cost of units redeemed                  (3,145,102)        (121,828)    (1,613,075)      (738,363)      (4,798,616)
   Net transfers                              532,765          (21,085)       810,140      1,509,604        (502,106)
   Contract maintenance charge                 (3,438)            (256)        (1,649)          (691)          (5,492)
                                          -----------  ---------------  -------------  -------------  ---------------
      Increase (decrease) in net assets
       from capital transactions           (1,934,620)        (121,148)      (206,115)     1,554,341       (4,854,466)
                                          -----------  ---------------  -------------  -------------  ---------------

Increase (decrease) in net assets            (723,616)        (270,753)      (535,774)     1,969,045       (3,651,655)
Net assets at beginning of period          27,168,762        1,426,354     20,338,574      4,693,013       38,673,554
                                          -----------  ---------------  -------------  -------------  ---------------
Net assets at end of period               $26,445,146  $     1,155,601  $  19,802,800  $   6,662,058  $    35,021,899
                                          ===========  ===============  =============  =============  ===============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                  38,121            2,559         98,592         85,558           27,509
   Units redeemed                            (178,144)         (12,514)      (253,081)       (79,402)        (289,491)
   Units transferred                           31,387          (2,622)        180,231        165,139          (30,719)
                                          -----------  ---------------  -------------  -------------  ---------------
Increase (decrease) in units outstanding     (108,636)         (12,577)        25,742        171,295         (292,701)
Beginning units                             1,577,747          146,494      3,274,795        522,961        2,404,124
                                          -----------  ---------------  -------------  -------------  ---------------
Ending units                                1,469,111          133,917      3,300,537        694,256        2,111,423
                                          ===========  ===============  =============  =============  ===============
                                         International       International                      MFS Massachusetts
                                     Diversified Equities  Growth and Income  Marsico Focused   Investors Trust    MFS Total Return
                                          Portfolio           Portfolio       Growth Portfolio      Portfolio          Portfolio
                                          (Class 3)           (Class 3)          (Class 3)          (Class 3)          (Class 3)
                                     --------------------  -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)      $             57,985  $         757,758  $        (23,358) $        (109,482) $      1,808,240

   Net realized gains (losses)                   (422,601)        (3,335,775)         (236,906)            31,826        (5,513,594)
   Change in net unrealized
    appreciation (depreciation) of
    investments                                  (467,968)        (2,510,576)          182,301           (620,624)        4,794,747
                                     --------------------  -----------------  ----------------  -----------------  ----------------
     Increase (decrease) in net
      assets from operations                     (832,584)        (5,088,593)          (77,963)          (698,280)        1,089,393
                                     --------------------  -----------------  ----------------  -----------------  ----------------

From capital transactions:
   Net proceeds from units sold                    92,983            193,091           173,863          2,522,449         1,434,219
   Cost of units redeemed                        (570,954)        (3,777,022)         (249,038)        (2,519,434)      (15,182,393)
   Net transfers                                  (16,386)         2,008,653           289,344          4,799,240        (3,682,252)
   Contract maintenance charge                       (825)            (4,085)             (459)            (2,316)          (18,342)
                                     --------------------  -----------------  ----------------  -----------------  ----------------
     Increase (decrease) in net
    assets from capital transactions             (495,182)        (1,579,363)          213,710          4,799,939       (17,448,768)
                                     --------------------  -----------------  ----------------  -----------------  ----------------

Increase (decrease) in net assets              (1,327,766)        (6,667,956)          135,747          4,101,659       (16,359,375)
Net assets at beginning of period               5,975,811         39,518,531         3,034,983         29,288,673       127,438,495
                                     --------------------  -----------------  ----------------  -----------------  ----------------
Net assets at end of period          $          4,648,045  $      32,850,575  $      3,170,730  $      33,390,332  $    111,079,120
                                     ====================  =================   ===============  =================  ================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      11,097             17,796            17,387            236,405            87,921
   Units redeemed                                 (63,829)          (336,344)          (24,075)          (226,581)         (926,816)
   Units transferred                                1,327            232,830            28,117            459,880          (225,941)
                                     --------------------  -----------------  ----------------  -----------------  ----------------
Increase (decrease) in units
 outstanding                                      (51,405)           (85,718)           21,429            469,704        (1,064,836)
Beginning units                                   651,102          3,435,373           296,194          2,648,537         7,873,765
                                     --------------------  -----------------  ----------------  -----------------  ----------------
Ending units                                      599,697          3,349,655           317,623          3,118,241         6,808,929
                                     ====================  =================   ===============  =================  ================

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                       STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2011
                                   (continued)

                                           Mid-Cap Growth  Real Estate  Small & Mid Cap   Small Company   Technology
                                              Portfolio     Portfolio   Value Portfolio  Value Portfolio   Portfolio
                                              (Class 3)     (Class 3)      (Class 3)        (Class 3)      (Class 3)
                                           --------------  -----------  ---------------  ---------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $      (43,376) $   (18,014) $      (334,531) $      (171,873) $   (6,113)

   Net realized gains (losses)                    142,800    1,387,135          398,279          330,776     123,245
   Change in net unrealized
    appreciation (depreciation) of
    investments                                  (358,220)     391,398       (3,547,895)        (961,177)   (162,662)
                                           --------------  -----------  ---------------  ---------------  ----------
    Increase (decrease) in net assets
     from operations                             (258,796)   1,760,519       (3,484,147)        (802,274)    (45,530)
                                           --------------  -----------  ---------------  ---------------  ----------

From capital transactions:
    Net proceeds from units sold                1,739,798      541,904        1,110,155        1,362,228      40,894
    Cost of units redeemed                      (473,933)   (2,051,966)      (4,443,329)      (2,791,976)   (105,291)
    Net transfers                               3,181,149   (1,110,573)       2,854,050        1,304,397     (78,765)
    Contract maintenance charge                      (488)      (2,345)          (4,331)          (3,313)       (141)
                                           --------------  -----------  ---------------  ---------------  ----------
     Increase (decrease) in net assets
      from capital transactions                 4,446,526   (2,622,980)        (483,455)        (128,664)   (143,303)
                                           --------------  -----------  ---------------  ---------------  ----------

Increase (decrease) in net assets               4,187,730     (862,461)      (3,967,602)        (930,938)   (188,833)
Net assets at beginning of period               3,675,201   24,530,928       48,532,574       28,873,321     774,855
                                           --------------  -----------  ---------------  ---------------  ----------
Net assets at end of period                $    7,862,931  $23,668,467  $    44,564,972  $    27,942,383  $  586,022
                                           ==============  ===========  ===============  ===============  ==========

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                    184,049       19,230          103,862          146,779      17,398
    Units redeemed                                (47,178)     (71,435)        (383,880)        (281,706)    (43,300)
    Units transferred                             341,966      (35,278)         318,439          167,840     (35,508)
                                           --------------  -----------  ---------------  ---------------  ----------
Increase (decrease) in units outstanding          478,837      (87,483)          38,421           32,913     (61,410)
Beginning units                                   366,167      896,420        4,109,354        2,866,624     320,218
                                           --------------  -----------  ---------------  ---------------  ----------
Ending units                                      845,004      808,937        4,147,775        2,899,537     258,808
                                           ==============  ===========  ===============  ===============  ==========
                                                                                                                     Invesco Van
                                                                                  Invesco Van       Invesco Van      Kampen V.I.
                                          Telecom Utility  Total Return Bond  Kampen V.I. Capital    Kampen V.I.  Growth and Income
                                              Portfolio         Portfolio         Growth Fund      Comstock Fund       Fund
                                              (Class 3)         (Class 3)         (Series II)       (Series II)     (Series II)
                                          ---------------  -----------------  -------------------  -------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $        12,899  $         341,053  $           (60,720) $   1,179,950  $         361,032

   Net realized gains (losses)                   (26,206)          4,045,062              481,246     (6,532,428)        (3,803,917)
   Change in net unrealized
    appreciation (depreciation) of
    investments                                    59,586            (56,818)            (882,843)      (358,157)        (2,936,674)
                                          ---------------  -----------------  -------------------  -------------  -----------------
    Increase (decrease) in net assets
     from operations                               46,279          4,329,297             (462,317)    (5,710,635)        (6,379,559)
                                          ---------------  -----------------  -------------------  -------------  -----------------

From capital transactions:
    Net proceeds from units sold                   45,641          8,038,956               98,531      4,043,373          5,191,615
    Cost of units redeemed                        (84,643)        (7,883,006)          (1,049,336)   (32,269,146)       (33,484,244)
    Net transfers                                 282,134         12,153,148             (381,769)    (2,047,760)          (572,488)
    Contract maintenance charge                      (189)            (7,923)                (387)       (20,915)           (21,681)
                                          ---------------  -----------------  -------------------  -------------  -----------------
     Increase (decrease) in net assets
      from capital transactions                   242,943         12,301,175           (1,332,961)   (30,294,448)       (28,886,798)
                                          ---------------  -----------------  -------------------  -------------  -----------------

Increase (decrease) in net assets                 289,222         16,630,472           (1,795,278)   (36,005,083)       (35,266,357)
Net assets at beginning of period                 849,771         82,619,693            7,580,846    251,638,506        263,027,122
                                          ---------------  -----------------  -------------------  -------------  -----------------
Net assets at end of period               $     1,138,993  $      99,250,165  $         5,785,568  $ 215,633,423  $     227,760,765
                                          ===============  =================  ===================  =============  =================

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                      4,009            419,466                8,278        318,164            361,828
    Units redeemed                                 (6,882)          (415,763)             (92,031)    (2,430,310)        (2,232,848)
    Units transferred                              23,029            634,455              (34,697)      (123,996)             2,992
                                          ---------------  -----------------  -------------------  -------------  -----------------
Increase (decrease) in units outstanding           20,156            638,158             (118,450)    (2,236,142)        (1,868,028)
Beginning units                                    73,098          4,449,892              666,338     19,127,871         17,602,934
                                          ---------------  -----------------  -------------------  -------------  -----------------
Ending units                                       93,254          5,088,050              547,888     16,891,729         15,734,906
                                          ===============  =================  ===================  =============  =================

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                       STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2011
                                   (continued)

                                              Growth and     Mid Cap Value  Asset Allocation  Global Growth
                                           Income Portfolio    Portfolio          Fund             Fund      Growth Fund
                                              (Class VC)      (Class VC)        (Class 2)       (Class 2)     (Class 2)
                                           ----------------  -------------- ----------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $       (249,503) $    (605,104) $      3,075,105  $   1,213,932  $   (623,110)

   Net realized gains (losses)                   (4,108,446)    (4,593,180)       (2,248,237)     2,510,922    (1,106,128)
   Change in net unrealized
   appreciation (depreciation)
    of investments                               (4,710,071)     1,480,245         1,269,596    (30,710,020)   (8,674,433)
                                           ----------------  -------------- ----------------  -------------  ------------
    Increase (decrease) in net assets
   from operations                               (9,068,020)    (3,718,039)        2,096,464    (26,985,166)  (10,403,671)
                                           ----------------  -------------- ----------------  -------------  ------------

From capital transactions:
   Net proceeds from units sold                     868,695        304,518         2,805,736      4,382,985     2,536,782
   Cost of units redeemed                       (20,635,458)   (14,127,313)      (41,000,752)   (39,296,012)  (30,581,172)
   Net transfers                                 (4,550,974)    (4,207,145)       (9,041,152)       541,579    (5,608,505)
   Contract maintenance charge                       (9,548)        (5,225)          (29,494)      (27,567)       (18,298)
                                           ----------------  -------------- ----------------  -------------  ------------
    Increase (decrease) in net assets
   from capital transactions                    (24,327,285)   (18,035,165)      (47,265,662)   (34,399,015)  (33,671,193)
                                           ----------------  -------------- ----------------  -------------  ------------

Increase (decrease) in net assets               (33,395,305)   (21,753,204)      (45,169,198)   (61,384,181)  (44,074,864)
Net assets at beginning of period               153,938,811     98,941,298       344,228,504    322,745,750   251,575,242
                                           ----------------  -------------- ----------------  -------------  ------------
Net assets at end of period                $    120,543,506  $  77,188,094  $    299,059,306  $ 261,361,569  $207,500,378
                                           ================  =============  ================  =============  ============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        69,432         19,967           165,525        190,691       123,383
   Units redeemed                                (1,652,488)      (957,036)       (2,406,694)    (1,627,690)   (1,447,272)
   Units transferred                               (362,247)      (287,941)         (530,426)        63,582     (251,256)
                                           ----------------  -------------- ----------------  -------------  ------------
Increase (decrease) in units outstanding         (1,945,303)    (1,225,010)       (2,771,595)    (1,373,417)   (1,575,145)
Beginning units                                  12,237,231      6,800,474        20,548,416     13,281,602    12,043,778
                                           ----------------  -------------- ----------------  -------------  ------------
Ending units                                     10,291,928      5,575,464        17,776,821     11,908,185    10,468,633
                                           ================  =============  ================  =============  ============
                                                                            Franklin Templeton
                                                                                VIP Founding
                                           Growth-Income  Franklin Income    Funds Allocation    Real Return
                                               Fund       Securities Fund          Fund           Portfolio
                                             (Class 2)      (Class 2)            (Class 2)        (Class 3)
                                           -------------  ---------------   ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $   2,512,071    $     669,197    $     (206,040)   $        (31,584)

   Net realized gains (losses)                (7,539,388)          37,668          (101,028)             44,946
   Change in net unrealized
   appreciation (depreciation)
     of investments                           (4,697,562)        (473,230)         (181,702)            145,371
                                           -------------    -------------    --------------    ----------------
    Increase (decrease) in net assets
   from operations                            (9,724,879)         233,635          (488,770)            158,733
                                           -------------    -------------    --------------    ----------------

From capital transactions:
   Net proceeds from units sold                2,352,022          762,366           415,900           1,359,958
   Cost of units redeemed                    (51,893,554)      (1,145,468)       (2,182,583)           (301,766)
   Net transfers                             (14,770,037)       1,776,500           660,285           3,809,339
   Contract maintenance charge                   (35,647)          (1,712)           (2,640)               (196)
                                           -------------    -------------    --------------    ----------------
    Increase (decrease) in net assets
   from capital transactions                 (64,347,216)       1,391,686        (1,109,038)          4,867,335
                                           -------------    -------------    --------------    ----------------

Increase (decrease) in net assets            (74,072,095)       1,625,321        (1,597,808)          5,026,068
Net assets at beginning of period            437,446,407       13,554,263        25,104,203           1,996,498
                                           -------------    -------------    --------------    ----------------
Net assets at end of period                $ 363,374,312    $  15,179,584    $   23,506,395    $      7,022,566
                                           =============    =============    ==============    ================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    135,524           71,469            43,094             112,098
   Units redeemed                             (2,987,658)        (105,326)         (227,011)            (25,305)
   Units transferred                            (848,944)         165,994            74,917             315,740
                                           -------------    -------------    --------------    ----------------
Increase (decrease) in units outstanding      (3,701,078)         132,137          (109,000)            402,533
Beginning units                               25,263,731        1,275,194         2,670,875             171,457
                                           -------------    -------------    --------------    ----------------
Ending units                                  21,562,653        1,407,331         2,561,875             573,990
                                           =============    =============    ==============    ================

The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE EIGHT MONTHS ENDED
                               DECEMBER 31, 2010

                                                                            Government and
                                  Asset Allocation   Capital Appreciation    Quality Bond                       Asset Allocation
                                      Portfolio            Portfolio           Portfolio     Growth Portfolio     Portfolio
                                      (Class 1)            (Class 1)           (Class 1)          (Class 1)         (Class 3)
                                  ----------------   --------------------   --------------   ----------------   ----------------
INCREASE (DECREASE) IN NET
ASSETS:
From operations:
  Net investment income
    (loss)                         $     268,288        $    (406,222)       $   2,380,663    $      34,846      $      81,486

  Net realized gains
    (losses)                            (202,096)            (901,704)             334,555       (2,815,125)          (115,639)
  Change in net unrealized
    appreciation
    (depreciation) of
    investments                          827,168           11,760,448           (1,327,057)       4,937,009            324,026
                                   -------------        -------------        -------------    -------------      -------------
    Increase (decrease) in
      net assets from
      operations                         893,360           10,452,522            1,388,161        2,156,730            289,873
                                   -------------        -------------        -------------    -------------      -------------

From capital transactions:
  Net proceeds from units
    sold                                   2,181               87,662               17,157           32,011              4,017
  Cost of units redeemed              (1,293,762)          (7,229,492)          (8,756,062)      (4,174,468)          (227,409)
  Net transfers                        1,223,748           (1,818,115)           1,118,188       (1,481,578)           392,666
  Contract maintenance
    charge                                    --                   --                   --               --               (632)
                                   -------------        -------------        -------------    -------------      -------------
    Increase (decrease) in
      net assets from capital
      transactions                       (67,833)          (8,959,945)          (7,620,717)      (5,624,035)           168,642
                                   -------------        -------------        -------------    -------------      -------------

Increase (decrease) in net
  assets                                 825,527            1,492,577           (6,232,556)      (3,467,305)           458,515
Net assets at beginning of
  period                              13,343,319           89,668,733           72,083,413       45,414,987          4,282,607
                                   -------------        -------------        -------------    -------------      -------------
Net assets at end of period        $  14,168,846        $  91,161,310        $  65,850,857    $  41,947,682      $   4,741,122
                                   =============        =============        =============    =============      =============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                 105                4,039                1,027            2,393                280
  Units redeemed                         (76,162)            (437,334)            (515,815)        (331,924)           (16,289)
  Units transferred                       84,555             (119,526)              68,288         (116,501)            26,913
                                   -------------        -------------        -------------    -------------      -------------
Increase (decrease) in units               8,498             (552,821)            (446,500)        (446,032)            10,904
outstanding
Beginning units                          703,568            5,221,493            4,361,104        3,367,270            298,749
                                   -------------        -------------        -------------    -------------      -------------
Ending units                             712,066            4,668,672            3,914,604        2,921,238            309,653
                                   =============        =============        =============    =============      =============

                                                         Government and
                                  Capital Appreciation   Quality Bond                        Natural Resources   Aggressive Growth
                                        Portfolio           Portfolio     Growth Portfolio       Portfolio           Portfolio
                                         (Class 3)           (Class 3)        (Class 3)          (Class 3)           (Class 1)
                                  --------------------   --------------   ----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET
ASSETS:
From operations:
  Net investment income
    (loss)                            $    (675,471)      $   2,870,520    $      (2,498)      $      10,156       $     (34,587)

  Net realized gains
    (losses)                             (3,404,544)            476,611         (250,157)           (453,803)           (313,472)
  Change in net unrealized
    appreciation
    (depreciation) of
    investments                          19,165,483          (1,743,494)         526,156           1,578,593             663,689
                                      -------------       -------------    -------------       -------------       -------------
    Increase (decrease) in
      net assets from
      operations                         15,085,468           1,603,637          273,501           1,134,946             315,630
                                      -------------       -------------    -------------       -------------       -------------

From capital transactions:
  Net proceeds from units
    sold                                    292,507             312,227           73,408               8,880              30,297
  Cost of units redeemed                 (7,011,055)         (5,762,816)        (239,843)           (457,032)           (319,112)
  Net transfers                          (5,913,721)          3,844,995         (127,949)           (402,617)             (9,247)
  Contract maintenance
    charge                                  (14,777)             (7,881)            (500)             (1,116)               --
                                      -------------       -------------    -------------       -------------       -------------
    Increase (decrease) in
      net assets from capital
      transactions                      (12,647,046)         (1,613,475)        (294,884)           (851,885)           (298,062)
                                      -------------       -------------    -------------       -------------       -------------

Increase (decrease) in net
  assets                                  2,438,422              (9,838)         (21,383)            283,061              17,568
Net assets at beginning of
  period                                126,060,954          92,731,206        4,853,062           8,588,981           4,910,061
                                      -------------       -------------    -------------       -------------       -------------
Net assets at end of period           $ 128,499,376       $  92,721,368    $   4,831,679       $   8,872,042       $   4,927,629
                                      =============       =============    =============       =============       =============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                 19,545              19,605            6,563                 748               3,917
  Units redeemed                           (467,715)           (359,956)         (21,211)            (43,468)            (32,697)
  Units transferred                        (365,630)            239,620          (10,473)            (36,492)             (4,352)
                                      -------------       -------------    -------------       -------------       -------------
Increase (decrease) in units               (813,800)           (100,731)         (25,121)            (79,212)            (33,132)
outstanding
Beginning units                           8,272,211           5,922,965          411,516             797,301             452,977
                                      -------------       -------------    -------------       -------------       -------------
Ending units                              7,458,411           5,822,234          386,395             718,089             419,845
                                      =============       =============    =============       =============       =============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE EIGHT MONTHS ENDED
                                DECEMBER 31, 2010

                                   Alliance Growth                    Blue Chip Growth Capital Growth   Cash Management
                                      Portfolio    Balanced Portfolio    Portfolio       Portfolio         Portfolio
                                       (Class 1)       (Class 1)         (Class 1)       (Class 1)         (Class 1)
                                   --------------- ------------------ ---------------- ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)     $      14,980   $      215,256     $       (3,011)  $    (8,446)     $    (128,287)
  Net realized gains (losses)         (1,181,608)        (402,325)            11,222        (2,459)          (288,187)
  Change in net unrealized
  appreciation (depreciation)
  of investments                       2,489,034        1,098,523             57,633        73,260            256,453
                                   -------------   --------------     --------------   -----------      -------------
    Increase (decrease) in net
    assets from operations             1,322,406          911,454             65,844        62,355           (160,021)
                                   -------------   --------------     --------------   -----------      -------------
From capital transactions:
  Net proceeds from units sold            20,482           14,260                105            19            303,059
  Cost of units redeemed              (1,965,899)      (1,533,857)          (133,478)     (468,319)       (10,602,558)
  Net transfers                         (588,052)         (24,894)           (24,667)      340,702          7,324,969
  Contract maintenance charge                  -                -                  -             -                  -
                                   -------------   --------------     --------------   -----------      -------------
    Increase (decrease)
    in net assets from capital
    transactions                      (2,533,469)      (1,544,491)          (158,040)     (127,598)        (2,974,530)
                                   -------------   --------------     --------------   -----------      -------------
Increase (decrease) in net assets     (1,211,063)        (633,037)           (92,196)      (65,243)        (3,134,551)
Net assets at beginning of period     26,182,996       19,367,710          1,162,098     1,617,471         20,531,580
                                   -------------   --------------     --------------   -----------      -------------
Net assets at end of period        $  24,971,933   $   18,734,673     $    1,069,902   $ 1,552,228        $17,397,029
                                   =============   ==============     ==============   ===========      =============
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                 574            1,071                 19             3             25,589
  Units redeemed                        (109,894)        (105,258)           (23,439)      (68,131)          (867,817)
  Units transferred                      (43,316)             798             (4,227)       47,519            598,331
                                   -------------   --------------     --------------   -----------      -------------
Increase (decrease) in units
outstanding                             (152,636)        (103,389)           (27,647)      (20,609)          (243,897)
Beginning units                        1,276,844        1,331,189            196,720       217,991          1,662,599
                                   -------------   --------------     --------------   -----------      -------------
Ending units                           1,124,208        1,227,800            169,073       197,382          1,418,702
                                   =============   ==============     ==============   ===========      =============

                                   Corporate Bond     Davis Venture    "Dogs" of Wall  Emerging Markets Equity Index
                                     Portfolio       Value Portfolio  Street Portfolio   Portfolio       Portfolio
                                      (Class 1)        (Class 1)         (Class 1)        (Class 1)       Class 1)
                                   --------------- ------------------ ---------------- ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)     $   4,575,658   $       96,210     $       61,374   $    91,089      $      84,286
  Net realized gains (losses)          1,569,769       (1,792,358)          (104,159)      445,062           (154,768)
  Change in net unrealized
  appreciation (depreciation)
  of investments                      (2,504,027)       5,696,910            245,562     1,289,521            679,322
                                   -------------   --------------     --------------   -----------      -------------
    Increase (decrease) in net
    assets from operations             3,641,400        4,000,762            202,777     1,825,672            608,840
                                   -------------   --------------     --------------   -----------      -------------

From capital transactions:
  Net proceeds from units sold            35,834           44,193                734        10,204             13,311
  Cost of units redeemed              (8,693,231)      (6,872,578)          (357,064)   (1,287,374)          (818,678)
  Net transfers                         (295,997)      (1,320,859)           117,045       599,094            (99,663)
  Contract maintenance charge                  -                -                  -             -                  -
                                   -------------   --------------     --------------   -----------      -------------
    Increase (decrease) in net
    assets from capital
    transactions                      (8,953,394)      (8,149,244)          (239,285)     (678,076)          (905,030)
                                   -------------   --------------     --------------   -----------      -------------
Increase (decrease) in net assets     (5,311,994)      (4,148,482)           (36,508)    1,147,596           (296,190)
Net assets at beginning of period     82,939,768       77,486,056          3,064,652    11,930,433         11,187,954
                                   -------------   --------------     --------------   -----------      -------------
Net assets at end of period        $  77,627,774   $   73,337,574     $    3,028,144   $13,078,029     $   10,891,764
                                   =============   ==============     ==============   ===========      =============
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                               1,446            1,838                 60           385              1,404
  Units redeemed                        (437,902)        (467,656)           (27,102)      (53,413)           (94,612)
  Units transferred                      (16,099)        (102,193)             7,569        21,494            (11,867)
                                   -------------   --------------     --------------   -----------      -------------
Increase (decrease) in units
outstanding                             (452,555)        (568,011)           (19,473)      (31,534)          (105,075)
Beginning units                        4,262,004        5,019,192            245,172       529,158          1,249,940
                                   -------------   --------------     --------------   -----------      -------------
Ending units                           3,809,449        4,451,181            225,699       497,624          1,144,865
                                   =============   ==============     ==============   ===========      =============

The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE EIGHT MONTHS ENDED
                               DECEMBER 31, 2010
                                  (continued)


                                               Equity                                         Global          Growth
                                            Opportunities      Fundamental     Global Bond    Equities    Opportunities
                                              Portfolio     Growth Portfolio    Portfolio    Portfolio      Portfolio
                                              (Class 1)        (Class 1)        (Class 1)    (Class 1)      (Class 1)
                                            -------------   ----------------   -----------   ----------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)           $       9,489    $       (81,354)  $   579,175   $   57,359   $      (8,976)

     Net realized gains (losses)                 (738,086)          (412,181)      405,041     (191,957)        (24,623)
     Change in net unrealized appreciation
        (depreciation) of investments           1,647,762          1,764,056      (131,303)     614,790         194,432
                                            -------------   ----------------   -----------   ----------   -------------
      Increase (decrease) in net assets
         from operations                          919,165          1,270,521       852,913      480,192         160,833
                                            -------------   ----------------   -----------   ----------   -------------

From capital transactions:
     Net proceeds from units sold                   7,140              9,011         3,270        4,284             914
     Cost of units redeemed                      (925,254)          (888,347)   (1,875,133)    (521,184)       (188,735)
     Net transfers                               (474,301)          (159,587)      682,997       58,419         149,274
     Contract maintenance charge                       --                 --            --           --              --
                                            -------------   ----------------   -----------   ----------   -------------
     Increase (decrease) in net assets
        from capital transactions              (1,392,415)        (1,038,923)   (1,188,866)    (458,481)        (38,547)
                                            -------------   ----------------   -----------   ----------   -------------

Increase (decrease) in net assets                (473,250)           231,598      (335,953)      21,711         122,286
Net assets at beginning of period              11,559,562         12,234,593    16,435,450    6,257,961       1,614,772
                                            -------------   ----------------   -----------   ----------   -------------
Net assets at end of period                 $  11,086,312   $     12,466,191   $16,099,497   $6,279,672   $   1,737,058
                                            =============   ================   ===========   ==========   =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                       582                588           139          183             163
     Units redeemed                               (77,380)           (97,700)     (104,654)     (37,795)        (33,478)
     Units transferred                            (38,510)           (18,812)       38,480        5,732          27,185
                                            -------------   ----------------   -----------   ----------   -------------
Increase (decrease) in units outstanding         (115,308)          (115,924)      (66,035)     (31,880)         (6,130)
Beginning units                                   954,759          1,279,596       943,118      456,589         282,175
                                            -------------   ----------------   -----------   ----------   -------------
Ending units                                      839,451          1,163,672       877,083      424,709         276,045
                                            =============   ================   ===========   ==========   =============

                                                                              International   International         MFS
                                                                               Diversified      Growth and    Massachusetts
                                            Growth-Income   High-Yield Bond      Equities        Income       Investors Trust
                                              Portfolio         Portfolio       Portfolio       Portfolio        Portfolio
                                              (Class 1)         (Class 1)       (Class 1)       (Class 1)        (Class 1)
                                            -------------   ---------------   -------------   -------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)           $      40,311   $     1,396,819   $     234,242   $     415,322   $        16,708

     Net realized gains (losses)               (1,590,741)         (634,355)        (11,071)     (1,033,612)           62,058
     Change in net unrealized appreciation
        (depreciation) of investments           2,603,059           228,160         395,651       1,435,956           106,578
                                            -------------   ---------------   -------------   -------------   ---------------
     Increase (decrease) in net assets
        from operations                         1,052,629           990,624         618,822         817,666           185,344
                                            -------------   ---------------   -------------   -------------   ---------------

From capital transactions:
     Net proceeds from units sold                  12,002             8,791           4,454          12,201             1,392
     Cost of units redeemed                    (1,754,075)       (1,928,889)       (563,406)     (1,128,530)         (632,421)
     Net transfers                             (1,002,008)          201,859        (22,081)         (27,327)          350,487
     Contract maintenance charge                       --                --              --              --                --
                                            -------------   ---------------   -------------   -------------   ---------------
     Increase (decrease) in net assets
        from capital transactions              (2,744,081)       (1,718,239)       (581,033)     (1,143,656)         (280,542)
                                            -------------   ---------------   -------------   -------------   ---------------

Increase (decrease) in net assets              (1,691,452)         (727,615)         37,789        (325,990)          (95,198)
Net assets at beginning of period              21,795,448        16,112,514       7,049,135      12,692,943         4,622,329
                                            -------------   ---------------   -------------   -------------   ---------------
Net assets at end of period                 $  20,103,996   $    15,384,899   $   7,086,924   $  12,366,953   $     4,527,131
                                            =============   ===============   =============   =============   ===============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                       484               491             319             805               139
     Units redeemed                              (107,064)         (120,073)        (58,727)       (100,834)          (62,143)
     Units transferred                           (100,739)           10,540         (1,990)           3,744            34,251
                                            -------------   ---------------   -------------   -------------   ---------------
Increase (decrease) in units outstanding         (207,319)         (109,042)        (60,398)        (96,285)          (27,753)
Beginning units                                 1,339,853         1,007,680         735,805       1,094,527           432,720
                                            -------------   ---------------   -------------   -------------   ---------------
Ending units                                    1,132,534           898,638         675,407         998,242           404,967
                                            =============   ===============   =============   =============   ===============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE EIGHT MONTHS ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                        MFS Total Return    Mid-Cap Growth      Real Estate       Small Company       Technology
                                           Portfolio          Portfolio          Portfolio       Value Portfolio       Portfolio
                                           (Class 1)          (Class 1)          (Class 1)          (Class 1)          (Class 1)
                                        ----------------   ----------------   ----------------   ----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)          $      2,442,197   $        (20,673)  $         64,733   $         (9,988)  $        (2,486)
  Net realized gains (losses)                 (2,276,727)           (54,931)          (828,753)           122,218            21,104
  Change in net unrealized
    appreciation (depreciation)
    of investments                             4,247,185            554,385          1,007,271            115,781            25,034
                                        ----------------   ----------------   ----------------   ----------------   ---------------
    Increase (decrease) in net assets
      from operations                          4,412,655            478,781            243,251            228,011            43,652
                                        ----------------   ----------------   ----------------   ----------------   ---------------
From capital transactions:
  Net proceeds from units sold                    71,144              1,787              5,267              3,293             1,201
  Cost of units redeemed                     (11,258,661)          (233,106)          (579,693)          (267,991)          (69,820)
  Net transfers                                  290,672            336,336            (22,630)           478,825            (1,267)
  Contract maintenance charge                         --                 --                 --                 --                --
                                        ----------------   ----------------   ----------------   ----------------   ---------------
    Increase (decrease) in net
      assets from capital transactions       (10,896,845)           105,017           (597,056)           214,127           (69,886)
                                        ----------------   ----------------   ----------------   ----------------   ---------------
Increase (decrease) in net assets             (6,484,190)           583,798           (353,805)           442,138           (26,234)
Net assets at beginning of period            111,383,180          3,721,809          5,984,972          5,017,112           453,275
                                        ----------------   ----------------   ----------------   ----------------   ---------------
Net assets at end of period             $    104,898,990   $      4,305,607   $      5,631,167   $      5,459,250   $       427,041
                                        ================   ================   ================   ================   ===============
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                       4,678                211                211                166               541
  Units redeemed                                (723,649)           (26,887)           (22,684)           (11,417)          (30,870)
  Units transferred                               12,749             35,737             (1,243)            14,898              (178)
                                        ----------------   ----------------   ----------------   ----------------   ---------------
Increase (decrease) in units
  outstanding                                   (706,222)             9,061            (23,716)             3,647           (30,507)
Beginning units                                7,118,289            415,544            243,412            196,455           205,324
                                        ----------------   ----------------   ----------------   ----------------   ---------------
Ending units                                   6,412,067            424,605            219,696            200,102           174,817
                                        ================   ================   ================   ================   ===============

                                       Telecom Utility   Total Return Bond   Aggressive Growth   Alliance Growth       Balanced
                                          Portfolio           Portfolio          Portfolio          Portfolio          Portfolio
                                          (Class 1)           (Class 1)          (Class 3)          (Class 3)          (Class 3)
                                       ---------------   -----------------   -----------------   ---------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)         $        43,580   $         507,451   $          (2,276)  $         7,990   $         33,903
  Net realized gains (losses)                  (63,508)            292,827             (64,311)          (74,855)           (31,604)
  Change in net unrealized
    appreciation (depreciation)
    of investments                             248,306            (279,746)             81,140           698,273            160,674
                                       ---------------   -----------------   -----------------   ---------------   ----------------
    Increase (decrease) in net
      assets from operations                   228,378             520,532              14,553           631,408            162,973
                                       ---------------   -----------------   -----------------   ---------------   ----------------
From capital transactions:
  Net proceeds from units sold                   1,549               4,694                  --             2,033            414,081
  Cost of units redeemed                      (132,603)         (2,306,208)            (29,046)         (831,775)          (155,636)
  Net transfers                                (76,216)          5,150,838             (98,934)         (310,668)          (121,461)
  Contract maintenance charge                       --                  --                 (72)           (1,338)              (362)
                                       ---------------   -----------------   -----------------   ---------------   ----------------
  Increase (decrease) in net
    assets from capital transactions          (207,270)          2,849,324            (128,052)       (1,141,748)           136,622
                                       ---------------   -----------------   -----------------   ---------------   ----------------
Increase (decrease) in net assets               21,108           3,369,856            (113,499)         (510,340)           299,595
Net assets at beginning of period            2,123,879          20,624,924             538,324        12,172,881          3,067,877
                                       ---------------   -----------------   -----------------   ---------------   ----------------
Net assets at end of period            $     2,144,987   $      23,994,780   $         424,825   $    11,662,541   $      3,367,472
                                       ===============   =================   =================   ===============   ================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                        88                 247                  --               291             42,602
  Units redeemed                               (10,410)           (120,673)             (4,056)         (112,293)           (15,997)
  Units transferred                             (6,199)            267,064             (14,493)          (40,377)           (13,001)
                                       ---------------   -----------------   -----------------   ---------------   ----------------
Increase (decrease) in units
  outstanding                                  (16,521)            146,638             (18,549)         (152,379)            13,604
Beginning units                                156,310           1,092,584              69,587         1,563,530            319,769
                                       ---------------   -----------------   -----------------   ---------------   ----------------
Ending units                                   139,789           1,239,222              51,038         1,411,151            333,373
                                       ===============   =================   =================   ===============   ================

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE EIGHT MONTHS ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                       Blue Chip Growth    Capital Growth    Cash Management   Corporate Bond    Davis Venture
                                          Portfolio           Portfolio         Portfolio         Portfolio     Value Portfolio
                                          (Class 3)           (Class 3)         (Class 3)         (Class 3)        (Class 3)
                                       ----------------   ----------------   ---------------   --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)         $         (6,729)  $        (19,840)  $       (69,869)  $   10,385,985   $       (10,137)
  Net realized gains (losses)                   (10,802)          (128,269)         (174,156)       2,807,537        (4,663,406)
  Change in net unrealized
    appreciation (depreciation)
      of investments                            136,187            356,489           133,921       (5,045,170)       10,192,628
                                       ----------------   ----------------   ---------------   --------------   ---------------
    Increase (decrease) in net
      assets from operations                    118,656            208,380          (110,104)       8,148,352         5,519,085
                                       ----------------   ----------------   ---------------   --------------   ---------------
From capital transactions:
  Net proceeds from units sold                   25,050              3,134           418,758          563,533           244,433
  Cost of units redeemed                       (133,780)          (158,791)       (6,346,574)     (13,319,596)       (5,362,825)
  Net transfers                                 262,099            (54,249)        6,046,336       (1,073,358)       (2,641,068)
  Contract maintenance charge                      (230)              (294)           (2,311)         (19,311)          (10,741)
                                       ----------------   ----------------   ---------------   --------------   ---------------
    Increase (decrease) in net
      assets from capital
      transactions                              153,139           (210,200)          116,209      (13,848,732)       (7,770,201)
                                       ----------------   ----------------   ---------------   --------------   ---------------
Increase (decrease) in net assets               271,795             (1,820)            6,105       (5,700,380)       (2,251,116)
Net assets at beginning of period             1,290,834          3,721,024        10,857,389      193,626,348        98,476,046
                                       ----------------   ----------------   ---------------   --------------   ---------------
Net assets at end of period            $      1,562,629   $      3,719,204   $    10,863,494   $  187,925,968   $    96,224,930
                                       ================   ================   ===============   ==============   ===============
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                      4,300                451            35,875           28,621            18,519
  Units redeemed                                (23,139)           (22,725)         (544,379)        (679,991)         (403,516)
  Units transferred                              48,053             (5,900)          517,395          (68,716)         (187,074)
                                       ----------------   ----------------   ---------------   --------------   ---------------
Increase (decrease) in
  units outstanding                              29,214            (28,174)            8,891         (720,086)         (572,071)
Beginning units                                 220,394            506,120           925,860       10,147,495         7,158,170
                                       ----------------   ----------------   ---------------   --------------   ---------------
Ending units                                    249,608            477,946           934,751        9,427,409         6,586,099
                                       ================   ================   ===============   ==============   ===============

                                                                                   Equity
                                          "Dogs" of Wall    Emerging Markets   Opportunities   Foreign Value     Fundamental
                                         Street Portfolio       Portfolio        Portfolio       Portfolio     Growth Portfolio
                                            (Class 3)           (Class 3)        (Class 3)       (Class 3)        (Class 3)
                                         ----------------   ----------------   -------------   -------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $         19,731   $         71,512   $      (1,028)  $     757,404   $        (18,420)
  Net realized gains (losses)                     (40,753)          (397,245)        (99,032)     (2,133,404)          (153,559)
  Change in net unrealized appreciation
    (depreciation) of investments                  93,059          1,956,373         214,139       4,439,868            549,797
                                         ----------------   ----------------   -------------   -------------   ----------------
    Increase (decrease) in net
      assets from operations                       72,037          1,630,640         114,079       3,063,868            377,818
                                         ----------------   ----------------   -------------   -------------   ----------------
From capital transactions:
  Net proceeds from units sold                         --             31,618          23,980         256,881              2,001
  Cost of units redeemed                          (65,917)          (490,007)        (37,876)     (2,891,413)          (151,043)
  Net transfers                                   454,051            234,201         133,905       2,737,545           (196,893)
  Contract maintenance charge                        (153)              (938)           (111)         (5,529)              (120)
                                         ----------------   ----------------   -------------   -------------   ----------------
    Increase (decrease) in net assets
      from capital transactions                   387,981           (225,126)        119,898          97,484           (346,055)
                                         ----------------   ----------------   -------------   -------------   ----------------
Increase (decrease) in net assets                 460,018          1,405,514         233,977       3,161,352             31,763
Net assets at beginning of period                 766,925         10,970,729       1,054,142      60,706,930          3,410,422
                                         ----------------   ----------------   -------------   -------------   ----------------
Net assets at end of period              $      1,226,943   $     12,376,243   $   1,288,119   $  63,868,282   $      3,442,185
                                         ================   ================   =============   =============   ================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                           --              1,213           2,256          27,935                316
  Units redeemed                                   (4,721)           (18,815)         (3,452)       (320,027)           (24,062)
  Units transferred                                31,609              7,771          12,588         321,655            (26,823)
                                         ----------------   ----------------   -------------   -------------   ----------------
Increase (decrease) in units
  outstanding                                      26,888             (9,831)         11,392          29,563            (50,569)
Beginning units                                    55,223            430,023          94,238       6,529,426            531,294
                                         ----------------   ----------------   -------------   -------------   ----------------
Ending units                                       82,111            420,192         105,630       6,558,989            480,725
                                         ================   ================   =============   =============   ================

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE EIGHT MONTHS ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                                                                 Growth
                                           Global Bond     Global Equities   Opportunities   Growth-Income   High-Yield Bond
                                            Portfolio         Portfolio        Portfolio       Portfolio        Portfolio
                                            (Class 3)         (Class 3)        (Class 3)       (Class 3)        (Class 3)
                                         ---------------   ---------------   -------------   -------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $       892,394   $        12,653   $    (104,069)  $       8,091   $     3,391,693
  Net realized gains (losses)                    542,672           (89,209)        (48,584)       (362,090)       (1,491,494)
  Change in net unrealized appreciation
    (depreciation) of investments               (102,123)          192,025       2,023,046         609,701           465,416
                                         ---------------   ---------------   -------------   -------------   ---------------
    Increase (decrease) in net assets
      from operations                          1,332,943           115,469       1,870,393         255,702         2,365,615
                                         ---------------   ---------------   -------------   -------------   ---------------
From capital transactions:
  Net proceeds from units sold                    23,445                --          66,208          13,128            35,847
  Cost of units redeemed                      (1,420,040)          (36,098)       (804,348)       (256,939)       (2,752,607)
  Net transfers                                  768,959            59,688         138,209        (164,994)         (489,284)
  Contract maintenance charge                     (2,399)             (143)         (1,301)           (476)           (4,519)
                                         ---------------   ---------------   -------------   -------------   ---------------
    Increase (decrease) in net assets
      from capital transactions                 (630,035)           23,447        (601,232)       (409,281)       (3,210,563)
                                         ---------------   ---------------   -------------   -------------   ---------------
Increase (decrease) in net assets                702,908           138,916       1,269,161        (153,579)         (844,948)
Net assets at beginning of period             26,465,854         1,287,438      19,069,413       4,846,592        39,518,502
                                         ---------------   ---------------   -------------   -------------   ---------------
Net assets at end of period              $    27,168,762   $     1,426,354   $  20,338,574   $   4,693,013   $    38,673,554
                                         ===============   ===============   =============   =============   ===============
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                       1,402                --          11,686           1,762             2,341
  Units redeemed                                 (83,261)           (4,270)       (148,287)        (31,886)         (179,838)
  Units transferred                               40,598             6,977          37,466         (19,859)          (34,441)
                                         ---------------   ---------------   -------------   -------------   ---------------
Increase (decrease) in units
  outstanding                                    (41,261)            2,707         (99,135)        (49,983)         (211,938)
Beginning units                                1,619,008           143,787       3,373,930         572,944         2,616,062
                                         ---------------   ---------------   -------------   -------------   ---------------
Ending units                                   1,577,747           146,494       3,274,795         522,961         2,404,124
                                         ===============   ===============   =============   =============   ===============

                                                                                                         MFS
                                          International        International                         Massachusetts       MFS
                                      Diversified Equities   Growth and Income    Marsico Focused   Investors Trust   Total Return
                                            Portfolio            Portfolio       Growth Portfolio     Portfolio         Portfolio
                                            (Class 3)            (Class 3)           (Class 3)        (Class 3)         (Class 3)
                                      --------------------   -----------------   ----------------   ---------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)        $            184,257   $       1,249,188   $         (9,791)  $        57,692   $   2,672,511
  Net realized gains (losses)                     (242,906)         (4,551,478)          (139,589)          (94,192)     (3,680,117)
  Change in net unrealized
    appreciation (depreciation)
    of investments                                 574,831           6,218,906            399,324         1,417,260       6,148,579
                                      --------------------   -----------------   ----------------   ---------------   -------------
    Increase (decrease) in net
      assets from operations                       516,182           2,916,616            249,944         1,380,760       5,140,973
                                      --------------------   -----------------   ----------------   ---------------   -------------
From capital transactions:
  Net proceeds from units sold                      28,575              49,897             13,564           155,441         325,248
  Cost of units redeemed                          (255,122)         (1,879,030)          (161,202)       (1,223,652)     (8,498,407)
  Net transfers                                    (58,830)           (667,755)            93,951         1,444,858      (3,077,283)
  Contract maintenance charge                         (601)             (3,416)              (337)           (1,847)        (14,942)
                                      --------------------   -----------------   ----------------   ---------------   -------------
    Increase (decrease) in net
      assets from capital
      transactions                                (285,978)         (2,500,304)           (54,024)          374,800     (11,265,384)
                                      --------------------   -----------------   ----------------   ---------------   -------------
Increase (decrease) in net assets                  230,204             416,312            195,920         1,755,560      (6,124,411)
Net assets at beginning of period                5,745,607          39,102,219          2,839,063        27,533,113     133,562,906
                                      --------------------   -----------------   ----------------   ---------------   -------------
Net assets at end of period           $          5,975,811   $      39,518,531   $      3,034,983   $    29,288,673   $ 127,438,495
                                      ====================   =================   ================   ===============   =============
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                         3,178               4,860              1,481            14,847          20,907
  Units redeemed                                   (31,164)           (180,110)           (17,148)         (121,415)       (555,392)
  Units transferred                                 (7,539)            (30,213)            10,359           154,892        (205,691)
                                      --------------------   -----------------   ----------------   ---------------   -------------
Increase (decrease) in units
  outstanding                                      (35,525)           (205,463)            (5,308)           48,324        (740,176)
Beginning units                                    686,627           3,640,836            301,502         2,600,213       8,613,941
                                      --------------------   -----------------   ----------------   ---------------   -------------
Ending units                                       651,102           3,435,373            296,194         2,648,537       7,873,765
                                      ====================   =================   ================   ===============   =============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE EIGHT MONTHS ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                      Mid-Cap Growth    Real Estate     Small & Mid Cap    Small Company    Technology
                                         Portfolio       Portfolio      Value Portfolio   Value Portfolio    Portfolio
                                         (Class 3)       (Class 3)         (Class 3)         (Class 3)       (Class 3)
                                      --------------   --------------   ---------------   ---------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)        $      (16,068)  $     248,948    $      (170,659)  $       (33,761)  $    (3,759)
  Net realized gains (losses)                (48,816)       (356,206)          (453,232)         (566,872)       50,715
  Change in net unrealized
    appreciation (depreciation)
    of investments                           495,462       1,122,577          3,000,191         2,469,902        19,199
                                      --------------   --------------   ---------------   ---------------   -----------
    Increase (decrease) in net
      assets from operations                 430,578       1,015,319          2,376,300         1,869,269        66,155
                                      --------------   --------------   ---------------   ---------------   -----------
From capital transactions:
  Net proceeds from units sold                50,452          57,247            106,808            51,827            --
  Cost of units redeemed                    (100,475)     (1,042,825)        (2,117,022)       (1,520,943)      (14,229)
  Net transfers                              790,878         (35,880)        (1,360,209)       (1,116,483)       31,213
  Contract maintenance charge                   (313)         (1,806)            (3,479)           (2,760)          (61)
                                      --------------   --------------   ---------------   ---------------   -----------
    Increase (decrease) in net
      assets from capital
      transactions                           740,542      (1,023,264)        (3,373,902)       (2,588,359)       16,923
                                      --------------   --------------   ---------------   ---------------   -----------
Increase (decrease) in net assets          1,171,120          (7,945)          (997,602)         (719,090)       83,078
Net assets at beginning of period          2,504,081      24,538,873         49,530,176        29,592,411       691,777
                                      --------------   --------------   ---------------   ---------------   -----------
Net assets at end of period           $    3,675,201   $  24,530,928    $    48,532,574   $    28,873,321   $   774,855
                                      ==============   =============    ===============   ===============   ===========
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                   5,272           2,214             10,332             5,927            --
  Units redeemed                             (11,709)        (40,053)          (202,695)         (172,669)       (6,702)
  Units transferred                           90,673          (6,124)           (86,085)         (108,295)       10,887
                                      --------------   --------------   ---------------   ---------------   -----------
Increase (decrease) in units
  outstanding                                 84,236         (43,963)          (278,448)         (275,037)        4,185
Beginning units                              281,931         940,383          4,387,802         3,141,661       316,033
                                      --------------   --------------   ---------------   ---------------   -----------
Ending units                                 366,167         896,420          4,109,354         2,866,624       320,218
                                      ==============   =============    ===============   ===============   ===========

                                                                                                                   Invesco Van
                                                                              Invesco Van        Invesco Van       Kampen V.I.
                                    Telecom Utility   Total Return Bond   Kampen V.I. Capital    Kampen V.I.    Growth and Income
                                       Portfolio          Portfolio           Growth Fund       Comstock Fund         Fund
                                       (Class 3)          (Class 3)           (Series II)        (Series II)       (Series II)
                                    ---------------   -----------------   -------------------   -------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)      $        15,818   $       1,512,200   $           (41,597)  $  (1,366,597)  $      (1,424,406)
  Net realized gains (losses)                (6,073)          1,304,417               191,491      (6,583,466)         (4,718,890)
  Change in net unrealized
    appreciation (depreciation)
    of investments                           74,675          (1,061,752)              497,384      25,213,616          14,708,044
                                    ---------------   -----------------   -------------------   -------------   -----------------
    Increase (decrease) in net
      assets from operations                 84,420           1,754,865               647,278      17,263,553           8,564,748
                                    ---------------   -----------------   -------------------   -------------   -----------------
From capital transactions:
  Net proceeds from units sold                   --             490,269                 6,362         535,799             550,581
  Cost of units redeemed                    (11,653)         (3,840,532)             (802,904)    (19,217,979)        (18,648,556)
  Net transfers                              53,216           8,058,608              (214,177)     (4,221,047)         (1,827,324)
  Contract maintenance charge                  (104)             (5,960)                 (267)        (16,731)            (17,767)
                                    ---------------   -----------------   -------------------   -------------   -----------------
    Increase (decrease) in net
      assets from capital
      transactions                           41,459           4,702,385            (1,010,986)    (22,919,958)        (19,943,066)
                                    ---------------   -----------------   -------------------   -------------   -----------------
Increase (decrease) in net assets           125,879           6,457,250              (363,708)     (5,656,405)        (11,378,318)
Net assets at beginning of period           723,892          76,162,443             7,944,554     257,294,911         274,405,440
                                    ---------------   -----------------   -------------------   -------------   -----------------
Net assets at end of period         $       849,771   $      82,619,693   $         7,580,846   $ 251,638,506   $     263,027,122
                                    ===============   =================   ===================   =============   =================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                     --              26,325                   721          39,217              39,053
  Units redeemed                             (1,126)           (206,052)              (79,230)     (1,610,498)         (1,377,925)
  Units transferred                           4,786             427,609               (22,953)       (333,109)            (95,832)
                                    ---------------   -----------------   -------------------   -------------   -----------------
Increase (decrease) in units
  outstanding                                 3,660             247,882              (101,462)     (1,904,390)         (1,434,704)
Beginning units                              69,438           4,202,010               767,800      21,032,261          19,037,638
                                    ---------------   -----------------   -------------------   -------------   -----------------
Ending units                                 73,098           4,449,892               666,338      19,127,871          17,602,934
                                    ===============   =================   ===================   =============   =================

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE EIGHT MONTHS ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                    Growth and Income   Mid Cap Value   Asset Allocation   Global Growth
                                        Portfolio         Portfolio           Fund              Fund         Growth Fund
                                       (Class VC)         (Class VC)        (Class 2)        (Class 2)        (Class 2)
                                    -----------------   -------------   ----------------   -------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)      $         (39,855)  $    (167,259)  $      4,588,937   $   2,754,866   $        332,256
  Net realized gains (losses)              (4,538,622)     (5,274,282)        (3,421,873)     (1,000,643)        (3,634,505)
  Change in net unrealized
    appreciation (depreciation)
    of investments                         11,417,005      15,114,897         21,446,828      26,637,712         26,045,396
                                    -----------------   -------------   ----------------   -------------   ----------------
    Increase (decrease) in net
      assets from operations                6,838,528       9,673,356         22,613,892      28,391,935         22,743,147
                                    -----------------   -------------   ----------------   -------------   ----------------
From capital transactions:
  Net proceeds from units sold                299,271         237,531            826,166         703,292            343,026
  Cost of units redeemed                  (12,674,819)     (8,099,792)       (24,210,544)    (21,884,688)       (17,807,957)
  Net transfers                            (3,991,969)     (3,214,379)        (5,954,383)     (5,350,847)        (7,123,383)
  Contract maintenance charge                  (7,789)         (3,991)           (24,217)        (22,088)           (14,235)
                                    -----------------   -------------   ----------------   -------------   ----------------
    Increase (decrease) in net
      assets from capital
      transactions                        (16,375,306)    (11,080,631)       (29,362,978)    (26,554,331)       (24,602,549)
                                    -----------------   -------------   ----------------   -------------   ----------------
Increase (decrease) in net assets          (9,536,778)     (1,407,275)        (6,749,086)      1,837,604         (1,859,402)
Net assets at beginning of period         163,475,589     100,348,573        350,977,590     320,908,146        253,434,644
                                    -----------------   -------------   ----------------   -------------   ----------------
Net assets at end of period         $     153,938,811   $  98,941,298   $    344,228,504   $ 322,745,750   $    251,575,242
                                    =================   =============   ================   =============   ================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                   23,399          15,709             48,556          29,976             16,836
  Units redeemed                           (1,118,404)       (635,955)        (1,567,164)       (993,453)          (953,677)
  Units transferred                          (340,666)       (254,053)          (389,188)       (242,136)          (379,394)
                                    -----------------   -------------   ----------------   -------------   ----------------
Increase (decrease) in units
  outstanding                              (1,435,671)       (874,299)        (1,907,796)     (1,205,613)        (1,316,235)
Beginning units                            13,672,902       7,674,773         22,456,212      14,487,215         13,360,013
                                    -----------------   -------------   ----------------   -------------   ----------------
Ending units                               12,237,231       6,800,474         20,548,416      13,281,602         12,043,778
                                    =================   =============   ================   =============   ================

                                                                        Franklin Templeton
                                                                           VIP Founding
                                      Growth-Income   Franklin Income    Funds Allocation     Real Return
                                          Fund        Securities Fund          Fund            Portfolio
                                        (Class 2)         (Class 2)          (Class 2)       (Class 3) (1)
                                      -------------   ---------------   ------------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)        $   3,752,611   $       749,885   $          377,897   $      13,906
  Net realized gains (losses)            (8,568,086)          (90,845)            (191,449)            869
  Change in net unrealized
    appreciation (depreciation)
    of investments                       25,433,597           117,447              949,819         (11,142)
                                      -------------   ---------------   ------------------   -------------
    Increase (decrease) in net
      assets from operations             20,618,122           776,487            1,136,267           3,633
                                      -------------   ---------------   ------------------   -------------
From capital transactions:
  Net proceeds from units sold              879,789            11,711               37,596          34,231
  Cost of units redeemed                (30,371,667)         (634,416)            (983,308)        (42,324)
  Net transfers                          (6,805,731)          988,365              333,366       2,001,007
  Contract maintenance charge               (28,643)           (1,274)              (2,405)            (49)
                                      -------------   ---------------   ------------------   -------------
    Increase (decrease) in net
      assets from capital
      transactions                      (36,326,252)          364,386             (614,751)      1,992,865
                                      -------------   ---------------   ------------------   -------------
Increase (decrease) in net assets       (15,708,130)        1,140,873              521,516       1,996,498
Net assets at beginning of period       453,154,537        12,413,390           24,582,687              --
                                      -------------   ---------------   ------------------   -------------
Net assets at end of period           $ 437,446,407   $    13,554,263   $       25,104,203   $   1,996,498
                                      =============   ===============   ==================   =============
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                 51,345             1,194                4,074           2,944
  Units redeemed                         (1,924,041)          (63,335)            (111,653)         (3,665)
  Units transferred                        (426,832)           98,289               34,187         172,178
                                      -------------   ---------------   ------------------   -------------
Increase (decrease) in units
  outstanding                            (2,299,528)           36,148              (73,392)        171,457
Beginning units                          27,563,259         1,239,046            2,744,267              --
                                      -------------   ---------------   ------------------   -------------
Ending units                             25,263,731         1,275,194            2,670,875         171,457
                                      =============   ===============   ==================   =============

(1) For the period from May 3, 2010 (inception) to December 31, 2010.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010

                                                                              Government and
                                    Asset Allocation   Capital Appreciation    Quality Bond                       Asset Allocation
                                        Portfolio            Portfolio           Portfolio     Growth Portfolio       Portfolio
                                        (Class 1)            (Class 1)           (Class 1)         (Class 1)          (Class 3)
                                    ----------------   --------------------   --------------   ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)      $        335,809   $           (778,487)  $    3,079,911   $         42,558   $        101,178
  Net realized gains (losses)               (508,087)            (3,372,986)         339,765         (4,683,477)          (361,258)
  Change in net unrealized
    appreciation (depreciation)
    of investments                         3,323,430             34,639,900          293,670         19,331,547          1,248,465
                                    ----------------   --------------------   --------------   ----------------   ----------------
    Increase (decrease) in net
      assets from operations               3,151,152             30,488,427        3,713,346         14,690,628            988,385
                                    ----------------   --------------------   --------------   ----------------   ----------------
From capital transactions:
  Net proceeds from units sold                16,326                 91,786           46,051             74,729              4,079
  Cost of units redeemed                  (1,625,460)           (10,781,825)     (14,710,307)        (5,738,591)          (421,950)
  Net transfers                              258,189             (2,132,927)      (2,937,170)        (1,817,739)           218,146
  Contract maintenance charge                     --                     --               --                 --             (1,044)
                                    ----------------   --------------------   --------------   ----------------   ----------------
    Increase (decrease) in net
      assets from capital
      transactions                        (1,350,945)           (12,822,966)     (17,601,426)        (7,481,601)          (200,769)
                                    ----------------   --------------------   --------------   ----------------   ----------------
Increase (decrease) in net assets          1,800,207             17,665,461      (13,888,080)         7,209,027            787,616
Net assets at beginning of period         11,543,112             72,003,272       85,971,493         38,205,960          3,494,991
                                    ----------------   --------------------   --------------   ----------------   ----------------
Net assets at end of period         $     13,343,319   $         89,668,733   $   72,083,413   $     45,414,987   $      4,282,607
                                    ================   ====================   ==============   ================   ================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                   1,030                  3,816            2,651              3,064                310
  Units redeemed                             (93,565)              (746,485)        (917,130)          (487,888)           (31,846)
  Units transferred                           22,851               (139,619)        (193,239)          (155,924)            18,633
                                    ----------------   --------------------   --------------   ----------------   ----------------
Increase (decrease) in units
  outstanding                                (69,684)              (882,288)      (1,107,718)          (640,748)           (12,903)
Beginning units                              773,252              6,103,781        5,468,822          4,008,018            311,652
                                    ----------------   --------------------   --------------   ----------------   ----------------
Ending units                                 703,568              5,221,493        4,361,104          3,367,270            298,749
                                    ================   ====================   ==============   ================   ================

                                                          Government and
                                   Capital Appreciation    Quality Bond                       Natural Resources   Aggressive Growth
                                        Portfolio           Portfolio      Growth Portfolio       Portfolio           Portfolio
                                        (Class 3)           (Class 3)          (Class 3)          (Class 3)           (Class 1)
                                   --------------------   --------------   ----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)     $           (976,716)  $    3,267,112   $         (6,969)  $          10,738   $         (43,055)
  Net realized gains (losses)                (4,640,350)         204,781           (686,382)           (535,975)           (583,755)
  Change in net unrealized
    appreciation (depreciation)
    of investments                           46,673,741          623,481          2,230,001           3,290,647           2,276,291
                                   --------------------   --------------   ----------------   -----------------   -----------------
    Increase (decrease) in net
      assets from operations                 41,056,675        4,095,374          1,536,650           2,765,410           1,649,481
                                   --------------------   --------------   ----------------   -----------------   -----------------
From capital transactions:
  Net proceeds from units sold                  896,382          657,392             71,342              20,406             131,626
  Cost of units redeemed                     (7,318,276)      (6,147,189)          (387,815)           (789,438)           (470,915)
  Net transfers                              (2,686,202)      12,764,249           (336,314)             72,911              59,230
  Contract maintenance charge                   (22,366)         (13,590)              (833)             (1,749)                 --
                                   --------------------   --------------   ----------------   -----------------   -----------------
    Increase (decrease) in net
      assets from capital
      transactions                           (9,130,462)       7,260,862           (653,620)           (697,870)           (280,059)
                                   --------------------   --------------   ----------------   -----------------   -----------------
Increase (decrease) in net assets            31,926,213       11,356,236            883,030           2,067,540           1,369,422
Net assets at beginning of period            94,134,741       81,374,970          3,970,032           6,521,441           3,540,639
                                   --------------------   --------------   ----------------   -----------------   -----------------
Net assets at end of period        $        126,060,954   $   92,731,206   $      4,853,062   $       8,588,981   $       4,910,061
                                   ====================   ==============   ================   =================   =================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                     66,466           42,738              6,720               1,961              16,751
  Units redeemed                               (548,811)        (400,268)           (35,990)            (76,369)            (57,974)
  Units transferred                            (174,113)         837,825            (31,888)              7,138              10,982
                                   --------------------   --------------   ----------------   -----------------   -----------------
Increase (decrease) in units
  outstanding                                  (656,458)         480,295            (61,158)            (67,270)            (30,241)
Beginning units                               8,928,669        5,442,670            472,674             864,571             483,218
                                   --------------------   --------------   ----------------   -----------------   -----------------
Ending units                                  8,272,211        5,922,965            411,516             797,301             452,977
                                   ====================   ==============   ================   =================   =================

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                                    Alliance Growth                        Blue Chip Growth   Capital Growth   Cash Management
                                       Portfolio      Balanced Portfolio      Portfolio          Portfolio        Portfolio
                                       (Class 1)          (Class 1)           (Class 1)          (Class 1)        (Class 1)
                                    ---------------   ------------------   ----------------   --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)      $      (153,112)  $          387,856   $         (6,022)  $      (13,892)  $       435,879
  Net realized gains (losses)            (1,419,313)            (908,253)            (5,093)         (20,835)         (791,461)
  Change in net unrealized
    appreciation (depreciation)
    of investments                        8,693,181            5,061,319            315,757          471,114            65,377
                                    ---------------   ------------------   ----------------   --------------   ---------------
    Increase (decrease) in net
      assets from operations              7,120,756            4,540,922            304,642          436,387          (290,205)
                                    ---------------   ------------------   ----------------   --------------   ---------------
From capital transactions:
  Net proceeds from units sold               61,161               15,236                318               29           727,099
  Cost of units redeemed                 (2,416,031)          (2,480,718)          (187,390)        (389,080)      (20,717,039)
  Net transfers                               2,039              238,438            105,578          391,691        (3,862,044)
  Contract maintenance charge                    --                   --                 --               --                --
                                    ---------------   ------------------   ----------------   --------------   ---------------
    Increase (decrease) in net
      assets from capital
      transactions                       (2,352,831)          (2,227,044)           (81,494)           2,640       (23,851,984)
                                    ---------------   ------------------   ----------------   --------------   ---------------
Increase (decrease) in net assets         4,767,925            2,313,878            223,148          439,027       (24,142,189)
Net assets at beginning of period        21,415,071           17,053,832            938,950        1,178,444        44,673,769
                                    ---------------   ------------------   ----------------   --------------   ---------------
Net assets at end of period         $    26,182,996   $       19,367,710   $      1,162,098   $    1,617,471   $    20,531,580
                                    ===============   ==================   ================   ==============   ===============
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                  1,833                  973                 69                4            60,867
  Units redeemed                           (161,396)            (196,332)           (36,479)         (59,233)       (1,666,881)
  Units transferred                           6,563               20,978             21,595           65,317          (374,818)
                                    ---------------   ------------------   ----------------   --------------   ---------------
Increase (decrease) in units
  outstanding                              (153,000)            (174,381)           (14,815)           6,088        (1,980,832)
Beginning units                           1,429,844            1,505,570            211,535          211,903         3,643,431
                                    ---------------   ------------------   ----------------   --------------   ---------------
Ending units                              1,276,844            1,331,189            196,720          217,991         1,662,599
                                    ===============   ==================   ================   ==============   ===============

                                          Corporate Bond    Davis Venture     "Dogs" of Wall    Emerging Markets   Equity Index
                                             Portfolio     Value Portfolio   Street Portfolio      Portfolio         Portfolio
                                             (Class 1)        (Class 1)          (Class 1)         (Class 1)         (Class 1)
                                          --------------   ---------------   ----------------   ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)            $    4,175,449   $       420,225   $         96,305   $       (118,751)  $    132,820
  Net realized gains (losses)                  1,287,154        (1,626,830)          (258,948)        (6,088,020)      (370,390)
  Change in net unrealized
    appreciation (depreciation)
    of investments                            14,196,538        24,627,622          1,040,448         10,207,814      3,498,704
                                          --------------   ---------------   ----------------   ----------------   ------------
    Increase (decrease) in net
      assets from operations                  19,659,141        23,421,017            877,805          4,001,043      3,261,134
                                          --------------   ---------------   ----------------   ----------------   ------------
From capital transactions:
  Net proceeds from units sold                    68,135           119,554              4,398              4,214         22,129
  Cost of units redeemed                     (14,698,978)       (9,627,072)          (400,516)        (1,118,230)    (1,436,951)
  Net transfers                                1,594,431        (1,700,070)           219,257          1,256,555        (15,484)
  Contract maintenance charge                         --                --                 --                 --             --
                                          --------------   ---------------   ----------------   ----------------   ------------
    Increase (decrease) in net
      assets from capital
      transactions                           (13,036,412)      (11,207,588)          (176,861)           142,539     (1,430,306)
                                          --------------   ---------------   ----------------   ----------------   ------------
Increase (decrease) in net assets              6,622,729        12,213,429            700,944          4,143,582      1,830,828
Net assets at beginning of period             76,317,039        65,272,627          2,363,708          7,786,851      9,357,126
                                          --------------   ---------------   ----------------   ----------------   ------------
Net assets at end of period               $   82,939,768   $    77,486,056   $      3,064,652   $     11,930,433   $ 11,187,954
                                          ==============   ===============   ================   ================   ============
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                       3,363             4,887                381                202          2,781
  Units redeemed                                (822,604)         (706,332)           (35,508)           (55,774)      (177,121)
  Units transferred                               90,144          (131,582)            18,396             53,216         (2,209)
                                          --------------   ---------------   ----------------   ----------------   ------------
Increase (decrease) in units outstanding        (729,097)         (833,027)           (16,731)            (2,356)      (176,549)
Beginning units                                4,991,101         5,852,219            261,903            531,514      1,426,489
                                          --------------   ---------------   ----------------   ----------------   ------------
Ending units                                   4,262,004         5,019,192            245,172            529,158      1,249,940
                                          ==============   ===============   ================   ================   ============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                                            Equity                                                            Growth
                                         Opportunities    Fundamental       Global Bond   Global Equities  Opportunities
                                           Portfolio     Growth Portfolio   Portfolio        Portfolio       Portfolio
                                           (Class 1)        (Class 1)       (Class 1)        (Class 1)       (Class 1)
                                         -------------   ------------      ------------   ---------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)             $     32,211    $   (125,947)    $    420,549    $     87,902    $    (10,585)
 Net realized gains (losses)                (1,537,622)       (759,588)         782,698        (325,581)        (39,419)
 Change in net unrealized appreciation
  (depreciation) of investments              4,660,113       4,278,088          581,061       2,027,108         425,327
                                          ------------    ------------     ------------    ------------    ------------
  Increase (decrease) in net assets
   from operations                           3,154,702       3,392,553        1,784,308       1,789,429         375,323
                                          ------------    ------------     ------------    ------------    ------------
From capital transactions:
 Net proceeds from units sold                   24,635          27,948           15,231          15,102           5,924
 Cost of units redeemed                     (1,536,130)     (1,463,857)      (2,735,343)       (886,613)        (98,618)
 Net transfers                                (384,628)       (290,622)         844,963         412,319         538,935
 Contract maintenance charge                        --              --               --              --              --
                                          ------------    ------------     ------------    ------------    ------------
  Increase (decrease) in net assets
   from capital transactions                (1,896,123)     (1,726,531)      (1,875,149)       (459,192)        446,241
                                          ------------    ------------     ------------    ------------    ------------
Increase (decrease) in net assets            1,258,579       1,666,022          (90,841)      1,330,237         821,564
Net assets at beginning of period           10,300,983      10,568,571       16,526,291       4,927,724         793,208
                                          ------------    ------------     ------------    ------------    ------------
Net assets at end of period               $ 11,559,562    $ 12,234,593     $ 16,435,450    $  6,257,961    $  1,614,772
                                          ============    ============     ============    ============    ============
ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                      2,224           3,542              885           1,208           1,228
 Units redeemed                               (142,281)       (194,768)        (159,546)        (83,133)        (20,252)
 Units transferred                             (42,691)        (51,387)          47,108          49,263         113,142
                                          ------------    ------------     ------------    ------------    ------------
Increase (decrease) in units outstanding      (182,748)       (242,613)        (111,553)        (32,662)         94,118
Beginning units                              1,137,507       1,522,209        1,054,671         489,251         188,057
                                          ------------    ------------     ------------    ------------    ------------
Ending units                                   954,759       1,279,596          943,118         456,589         282,175
                                          ============    ============     ============    ============    ============
                                                                              International       International    MFS Massachusetts
                                         Growth-Income   High-Yield Bond  Diversified Equities  Growth and Income   Investors Trust
                                            Portfolio        Portfolio           Portfolio          Portfolio          Portfolio
                                            (Class 1)        (Class 1)           (Class 1)          (Class 1)          (Class 1)
                                         -------------   ---------------  --------------------  -----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)            $      50,479    $   1,159,587      $      17,026        $    (131,383)     $      13,643
 Net realized gains (losses)                (2,184,598)      (1,376,293)            (7,206)          (1,571,486)            17,114
 Change in net unrealized appreciation
  (depreciation) of investments              7,788,975        4,865,931          1,732,894            5,483,731          1,092,939
                                         -------------    -------------      -------------        -------------      -------------
  Increase (decrease) in net assets
   from operations                           5,654,856        4,649,225          1,742,714            3,780,862          1,123,696
                                         -------------    -------------      -------------        -------------      -------------
From capital transactions:
 Net proceeds from units sold                   41,072           18,914              7,635               27,618              1,475
 Cost of units redeemed                     (2,615,421)      (2,244,957)          (732,612)          (1,959,186)          (571,088)
 Net transfers                                (387,007)       1,194,272            950,262             (166,209)           982,402
 Contract maintenance charge                        --               --                 --                   --                 --
                                         -------------    -------------      -------------        -------------      -------------
  Increase (decrease) in net assets
   from capital transactions                (2,961,356)      (1,031,771)           225,285           (2,097,777)           412,789
                                         -------------    -------------      -------------        -------------      -------------
Increase (decrease) in net assets            2,693,500        3,617,454          1,967,999            1,683,085          1,536,485
Net assets at beginning of period           19,101,948       12,495,060          5,081,136           11,009,858          3,085,844
                                         -------------    -------------      -------------        -------------      -------------
Net assets at end of period              $  21,795,448    $  16,112,514      $   7,049,135        $  12,692,943      $   4,622,329
                                         =============    =============      =============        =============      =============
ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                      3,013            1,062                640                2,311                147
 Units redeemed                               (215,882)        (159,348)           (79,118)            (177,910)           (59,503)
 Units transferred                             (35,760)          94,781            116,423              (13,343)           103,497
                                         -------------    -------------      -------------        -------------      -------------
Increase (decrease) in units outstanding      (248,629)         (63,505)            37,945             (188,942)            44,141
Beginning units                              1,588,482        1,071,185            697,860            1,283,469            388,579
                                         -------------    -------------      -------------        -------------      -------------
Ending units                                 1,339,853        1,007,680            735,805            1,094,527            432,720
                                         =============    =============      =============        =============      =============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                                         MFS Total Return  Mid-Cap Growth   Real Estate     Small Company    Technology
                                            Portfolio        Portfolio       Portfolio     Value Portfolio    Portfolio
                                            (Class 1)        (Class 1)       (Class 1)         (Class 1)      (Class 1)
                                         ----------------  --------------  -------------   ---------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)             $   3,148,044    $     (28,550)  $      53,989    $     (19,874)  $      (3,655)
 Net realized gains (losses)                 (3,899,792)        (189,287)     (1,979,822)          66,982         (81,190)
 Change in net unrealized appreciation
  (depreciation) of investments              24,280,525        1,302,263       4,246,097        1,532,118         230,628
                                          -------------    -------------   -------------    -------------   -------------
  Increase (decrease) in net assets
   from operations                           23,528,777        1,084,426       2,320,264        1,579,226         145,783
                                          -------------    -------------   -------------    -------------   -------------
From capital transactions:
 Net proceeds from units sold                   120,874            3,369           6,251            7,817              --
 Cost of units redeemed                     (15,796,536)        (458,636)       (922,543)        (366,166)        (74,455)
 Net transfers                                1,302,465          774,384        (175,909)         442,257         128,994
 Contract maintenance charge                         --               --              --               --              --
                                          -------------    -------------   -------------    -------------   -------------
  Increase (decrease) in net assets
   from capital transactions                (14,373,197)         319,117      (1,092,201)          83,908          54,539
                                          -------------    -------------   -------------    -------------   -------------
Increase (decrease) in net assets             9,155,580        1,403,543       1,228,063        1,663,134         200,322
Net assets at beginning of period           102,227,600        2,318,266       4,756,909        3,353,978         252,953
                                          -------------    -------------   -------------    -------------   -------------
Net assets at end of period               $ 111,383,180    $   3,721,809   $   5,984,972    $   5,017,112   $     453,275
                                          =============    =============   =============    =============   =============
ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                       8,369              342             273              352              --
 Units redeemed                              (1,082,777)         (57,728)        (44,992)         (17,230)        (35,539)
 Units transferred                               92,002          111,229         (11,759)          16,818          79,542
                                          -------------    -------------   -------------    -------------   -------------
Increase (decrease) in units outstanding       (982,406)          53,843         (56,478)             (60)         44,003
Beginning units                               8,100,695          361,701         299,890          196,515         161,321
                                          -------------    -------------   -------------    -------------   -------------
Ending units                                  7,118,289          415,544         243,412          196,455         205,324
                                          =============    =============   =============    =============   =============

                                         Telecom Utility  Total Return Bond  Aggressive Growth  Alliance Growth    Balanced
                                            Portfolio         Portfolio          Portfolio         Portfolio       Portfolio
                                             (Class 1)         (Class 1)          (Class 3)        (Class 3)       (Class 3)
                                         ---------------  -----------------  -----------------  ---------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)             $      88,416     $     198,634      $      (3,211)    $     (63,866)  $      47,792
 Net realized gains (losses)                   (156,665)          371,242           (102,468)         (178,848)        (88,224)
 Change in net unrealized appreciation
  (depreciation) of investments                 680,993         1,180,694            251,655         3,639,586         611,647
                                          -------------     -------------      -------------     -------------   -------------
  Increase (decrease) in net assets
   from operations                              612,744         1,750,570            145,976         3,396,872         571,215
                                          -------------     -------------      -------------     -------------   -------------
From capital transactions:
 Net proceeds from units sold                     4,254             9,958             25,145             8,470              --
 Cost of units redeemed                        (385,831)       (3,499,277)           (55,925)       (1,040,377)       (260,091)
 Net transfers                                   29,830         6,811,927             98,185          (472,641)        765,770
 Contract maintenance charge                         --                --               (133)           (2,504)           (410)
                                          -------------     -------------      -------------     -------------   -------------
  Increase (decrease) in net assets
   from capital transactions                   (351,747)        3,322,608             67,272        (1,507,052)        505,269
                                          -------------     -------------      -------------     -------------   -------------
Increase (decrease) in net assets               260,997         5,073,178            213,248         1,889,820       1,076,484
Net assets at beginning of period             1,862,882        15,551,746            325,076        10,283,061       1,991,393
                                          -------------     -------------      -------------     -------------   -------------
Net assets at end of period               $   2,123,879     $  20,624,924      $     538,324     $  12,172,881   $   3,067,877
                                          =============     =============      =============     =============   =============
ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                         313               554              4,320             1,156              --
 Units redeemed                                 (33,514)         (193,482)            (8,883)         (144,676)        (30,414)
 Units transferred                                4,309           383,208             11,707           (66,580)         83,977
                                          -------------     -------------      -------------     -------------   -------------
Increase (decrease) in units outstanding        (28,892)          190,280              7,144          (210,100)         53,563
Beginning units                                 185,202           902,304             62,443         1,773,630         266,206
                                          -------------     -------------      -------------     -------------   -------------
Ending units                                    156,310         1,092,584             69,587         1,563,530         319,769
                                          =============     =============      =============     =============   =============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                                          Blue Chip Growth  Capital Growth  Cash Management  Corporate Bond   Davis Venture
                                              Portfolio        Portfolio       Portfolio        Portfolio    Value Portfolio
                                              (Class 3)        (Class 3)       (Class 3)        (Class 3)       (Class 3)
                                          ----------------  --------------  ---------------  --------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)              $     (10,123)   $     (29,852)   $     255,113   $   8,849,827    $     298,650
 Net realized gains (losses)                     (77,256)        (188,170)        (518,755)      1,088,886       (3,062,774)
 Change in net unrealized appreciation
  (depreciation) of investments                  418,265        1,173,858           73,405      31,996,629       30,834,499
                                           -------------    -------------    -------------   -------------    -------------
  Increase (decrease) in net assets
   from operations                               330,886          955,836         (190,237)     41,935,342       28,070,375
                                           -------------    -------------    -------------   -------------    -------------
From capital transactions:
 Net proceeds from units sold                     28,191            5,353          691,135         919,607          538,782
 Cost of units redeemed                         (448,759)        (184,032)     (10,466,417)    (12,723,729)      (5,546,318)
 Net transfers                                   499,149          (49,322)      (1,489,043)      8,792,813         (726,240)
 Contract maintenance charge                        (233)            (558)          (3,855)        (31,455)         (17,348)
                                           -------------    -------------    -------------   -------------    -------------
  Increase (decrease) in net assets
   from capital transactions                      78,348         (228,559)     (11,268,180)     (3,042,764)      (5,751,124)
                                           -------------    -------------    -------------   -------------    -------------
Increase (decrease) in net assets                409,234          727,277      (11,458,417)     38,892,578       22,319,251
Net assets at beginning of period                881,600        2,993,747       22,315,806     154,733,770       76,156,795
                                           -------------    -------------    -------------   -------------    -------------
Net assets at end of period                $   1,290,834    $   3,721,024    $  10,857,389   $ 193,626,348    $  98,476,046
                                           =============    =============    =============   =============    =============
ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                        5,096              797           58,517          52,981           43,534
 Units redeemed                                  (80,964)         (26,758)        (887,771)       (718,579)        (445,997)
 Units transferred                                96,389          (10,139)        (125,780)        525,527          (48,169)
                                           -------------    -------------    -------------   -------------    -------------
Increase (decrease) in units outstanding          20,521          (36,100)        (955,034)       (140,071)        (450,632)
Beginning units                                  199,873          542,220        1,880,894      10,287,566        7,608,802
                                           -------------    -------------    -------------   -------------    -------------
Ending units                                     220,394          506,120          925,860      10,147,495        7,158,170
                                           =============    =============    =============   =============    =============

                                                                                Equity
                                          "Dogs" of Wall   Emerging Markets  Opportunities   Foreign Value     Fundamental
                                         Street Portfolio      Portfolio       Portfolio       Portfolio     Growth Portfolio
                                            (Class 3)          (Class 3)       (Class 3)       (Class 3)        (Class 3)
                                         ----------------  ----------------  -------------   -------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)             $      23,096    $     (83,621)    $         187   $     869,534    $     (27,223)
 Net realized gains (losses)                    (78,829)      (3,387,585)         (154,984)       (574,263)         (96,032)
 Change in net unrealized appreciation
  (depreciation) of investments                 277,045        7,215,919           389,629      12,862,734        1,033,049
                                          -------------    -------------     -------------   -------------    -------------
  Increase (decrease) in net assets
   from operations                              221,312        3,744,713           234,832      13,158,005          909,794
                                          -------------    -------------     -------------   -------------    -------------
From capital transactions:
 Net proceeds from units sold                        --          176,203            64,707         468,064           11,975
 Cost of units redeemed                         (46,965)        (583,245)         (142,507)     (2,819,685)        (173,073)
 Net transfers                                   (3,920)         189,443           170,144       5,223,880           29,441
 Contract maintenance charge                       (239)          (1,390)             (131)         (8,891)            (373)
                                          -------------    -------------     -------------   -------------    -------------
  Increase (decrease) in net assets
   from capital transactions                    (51,124)        (218,989)           92,213       2,863,368         (132,030)
                                          -------------    -------------     -------------   -------------    -------------
Increase (decrease) in net assets               170,188        3,525,724           327,045      16,021,373          777,764
Net assets at beginning of period               596,737        7,445,005           727,097      44,685,557        2,632,658
                                          -------------    -------------     -------------   -------------    -------------
Net assets at end of period               $     766,925    $  10,970,729     $   1,054,142   $  60,706,930    $   3,410,422
                                          =============    =============     =============   =============    =============
ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                          --            7,217             6,044          50,871            2,215
 Units redeemed                                  (3,660)         (25,437)          (13,895)       (313,848)         (29,044)
 Units transferred                                  (70)           2,959            15,941         584,134            9,017
                                          -------------    -------------     -------------   -------------    -------------
Increase (decrease) in units outstanding         (3,730)         (15,261)            8,090         321,157          (17,812)
Beginning units                                  58,953          445,284            86,148       6,208,269          549,106
                                          -------------    -------------     -------------   -------------    -------------
Ending units                                     55,223          430,023            94,238       6,529,426          531,294
                                          =============    =============     =============   =============    =============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                                                                             Growth
                                          Global Bond    Global Equities  Opportunities  Growth-Income  High-Yield Bond
                                           Portfolio        Portfolio       Portfolio      Portfolio       Portfolio
                                           (Class 3)        (Class 3)       (Class 3)       (Class 3)      (Class 3)
                                         -------------   ---------------  -------------  -------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)            $     582,369    $      16,952   $   (135,239)  $      8,615    $  2,694,624
 Net realized gains (losses)                   765,548          (70,813)      (165,809)      (506,076)     (1,746,657)
 Change in net unrealized appreciation
  (depreciation) of investments              1,009,777          383,483      5,181,079      1,689,521      10,249,444
                                         -------------    -------------   ------------   ------------    ------------
  Increase (decrease) in net assets
   from operations                           2,357,694          329,622      4,880,031      1,192,060      11,197,411
                                         -------------    -------------   ------------   ------------    ------------
From capital transactions:
 Net proceeds from units sold                  139,791           41,742        194,716          3,386         152,982
 Cost of units redeemed                     (1,868,750)         (63,142)      (669,986)      (367,592)     (2,865,094)
 Net transfers                               4,705,409          133,382      3,057,431         34,834         223,182
 Contract maintenance charge                    (4,094)            (210)        (1,720)          (899)         (6,911)
                                         -------------    -------------   ------------   ------------    ------------
  Increase (decrease) in net assets
   from capital transactions                 2,972,356          111,772      2,580,441       (330,271)     (2,495,841)
                                         -------------    -------------   ------------   ------------    ------------
Increase (decrease) in net assets            5,330,050          441,394      7,460,472        861,789       8,701,570
Net assets at beginning of period           21,135,804          846,044     11,608,941      3,984,803      30,816,932
                                         -------------    -------------   ------------   ------------    ------------
Net assets at end of period              $  26,465,854    $   1,287,438   $ 19,069,413   $  4,846,592    $ 39,518,502
                                         =============    =============   ============   ============    ============
ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                      8,763            5,204         40,198            430          11,640
 Units redeemed                               (114,824)          (7,953)      (139,471)       (46,032)       (211,843)
 Units transferred                             290,563           16,613        695,374          1,150          26,384
                                         -------------    -------------   ------------   ------------    ------------
Increase (decrease) in units outstanding       184,502           13,864        596,101        (44,452)       (173,819)
Beginning units                              1,434,506          129,923      2,777,829        617,396       2,789,881
                                         -------------    -------------   ------------   ------------    ------------
Ending units                                 1,619,008          143,787      3,373,930        572,944       2,616,062
                                         =============    =============   ============   ============    ============

                                            International       International                    MFS Massachusetts
                                         Diversified Equities Growth and Income Marsico Focused   Investors Trust  MFS Total Return
                                              Portfolio           Portfolio     Growth Portfolio    Portfolio          Portfolio
                                              (Class 3)           (Class 3)         (Class 3)        (Class 3)          (Class 3)
                                         -------------------- ----------------- ---------------- ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)                $       7,560     $    (321,733)    $     (10,582)    $      42,922     $   3,299,361
 Net realized gains (losses)                      (346,304)       (5,850,103)         (366,639)         (158,237)       (3,849,071)
 Change in net unrealized appreciation
  (depreciation) of investments                  1,853,389        16,628,705         1,138,617         6,793,092        27,209,598
                                             -------------     -------------     -------------     -------------     -------------
  Increase (decrease) in net assets
   from operations                               1,514,645        10,456,869           761,396         6,677,777        26,659,888
                                             -------------     -------------     -------------     -------------     -------------
From capital transactions:
 Net proceeds from units sold                      150,865           328,909            46,646           313,623           527,792
 Cost of units redeemed                           (498,313)       (2,001,037)         (280,936)       (1,061,737)       (9,452,221)
 Net transfers                                     (41,583)           24,057           134,202         4,233,199         1,478,146
 Contract maintenance charge                        (1,057)           (5,548)             (582)           (2,578)          (24,542)
                                             -------------     -------------     -------------     -------------     -------------
  Increase (decrease) in net assets
   from capital transactions                      (390,088)       (1,653,619)         (100,670)        3,482,507        (7,470,825)
                                             -------------     -------------     -------------     -------------     -------------
Increase (decrease) in net assets                1,124,557         8,803,250           660,726        10,160,284        19,189,063
Net assets at beginning of period                4,621,050        30,298,969         2,178,337        17,372,829       114,373,843
                                             -------------     -------------     -------------     -------------     -------------
Net assets at end of period                  $   5,745,607     $  39,102,219     $   2,839,063     $  27,533,113     $ 133,562,906
                                             =============     =============     =============     =============     =============
ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                         18,774            31,895             5,376            32,971            36,614
 Units redeemed                                    (62,208)         (194,943)          (34,056)         (110,837)         (652,642)
 Units transferred                                  (9,546)             (819)           15,426           476,767           104,625
                                             -------------     -------------     -------------     -------------     -------------
Increase (decrease) in units outstanding           (52,980)         (163,867)          (13,254)          398,901          (511,403)
Beginning units                                    739,607         3,804,703           314,756         2,201,312         9,125,344
                                             -------------     -------------     -------------     -------------     -------------
Ending units                                       686,627         3,640,836           301,502         2,600,213         8,613,941
                                             =============     =============     =============     =============     =============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                                             Mid-Cap Growth    Real Estate    Small & Mid Cap    Small Company      Technology
                                               Portfolio        Portfolio     Value Portfolio   Value Portfolio     Portfolio
                                               (Class 3)        (Class 3)        (Class 3)         (Class 3)        (Class 3)
                                             --------------  --------------   ---------------   ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $      (17,282) $      165,522   $      (143,783)  $       (89,801)  $       (5,131)

      Net realized gains (losses)                   (42,821)     (6,510,760)       (1,540,489)       (1,259,176)         (70,717)
      Change in net unrealized appreciation
          (depreciation) of investments             724,910      16,039,412        21,951,735        11,644,810          283,555
                                             --------------  --------------   ---------------   ---------------  ---------------
          Increase (decrease) in net assets
            from operations                         664,807       9,694,174        20,267,463        10,295,833          207,707
                                             --------------  --------------   ---------------   ---------------  ---------------

From capital transactions:
      Net proceeds from units sold                   12,708         212,150           347,093           158,272            3,077
      Cost of units redeemed                        (77,265)     (1,133,601)       (2,289,750)       (1,463,090)         (73,452)
      Net transfers                                 486,692      (3,012,451)       (3,715,329)         (562,496)         106,703
      Contract maintenance charge                      (415)         (2,864)           (5,695)           (4,212)            (111)
                                             --------------  --------------   ---------------   ---------------  ---------------
          Increase (decrease) in net assets
           from capital transactions                421,720      (3,936,766)       (5,663,681)       (1,871,526)          36,217
                                             --------------  --------------   ---------------   ---------------   --------------

Increase (decrease) in net assets                 1,086,527       5,757,408        14,603,782         8,424,307          243,924
Net assets at beginning of period                 1,417,554      18,781,465        34,926,394        21,168,104          447,853
                                             --------------  --------------   ---------------   ---------------  ---------------
Net assets at end of period                  $    2,504,081  $   24,538,873   $    49,530,176   $    29,592,411   $      691,777
                                             ==============  ==============   ===============   ===============  ===============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                      1,475           9,888            38,172            20,224            1,586
      Units redeemed                                 (9,858)        (52,782)         (249,260)         (186,540)         (35,014)
      Units transferred                              67,693        (136,922)         (338,645)          (59,720)          61,878
                                             --------------  --------------   ---------------   ---------------  ---------------
Increase (decrease) in units outstanding             59,310        (179,816)         (549,733)         (226,036)          28,450
Beginning units                                     222,621       1,120,199         4,937,535         3,367,697          287,583
                                             --------------  --------------   ---------------   ---------------  ---------------
Ending units                                        281,931         940,383         4,387,802         3,141,661          316,033
                                             ==============  ==============   ===============   ===============  ===============

                                                                                   Invesco Van                   Invesco Van
                                                                                   Kampen V.I.   Invesco Van     Kampen V.I.
                                             Telecom Utility  Total Return Bond     Capital       Kampen V.I.    Growth and Income
                                                Portfolio         Portfolio       Growth Fund    Comstock Fund         Fund
                                                (Class 3)         (Class 3)       (Series II)     (Series II)       (Series II)
                                             ---------------  -----------------  -------------  ---------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $        32,495  $         629,984  $     (62,986) $     1,877,947  $       1,122,031

      Net realized gains (losses)                    (58,672)           296,860        (63,466)     (11,675,921)        (6,205,882)
      Change in net unrealized appreciation
          (depreciation) of investments              248,152          4,928,413      2,748,637       90,553,651         89,618,212
                                             ---------------  -----------------  -------------  ---------------  -----------------
          Increase (decrease) in net assets
           from operations                           221,975          5,855,257      2,622,185       80,755,677         84,534,361
                                             ----------------------------------  -------------  ---------------  -----------------

From capital transactions:
      Net proceeds from units sold                         -            724,231         14,198        1,023,455          1,067,111
      Cost of units redeemed                        (100,141)        (3,312,096)      (929,319)     (24,647,866)       (23,813,797)
      Net transfers                                  (45,384)        23,468,034        749,527       (6,576,338)         1,092,389
      Contract maintenance charge                       (215)            (8,073)          (458)         (26,373)           (27,947)
                                             ---------------  -----------------  -------------  ---------------  -----------------
          Increase (decrease) in net assets
           from capital transactions                (145,740)        20,872,096       (166,052)     (30,227,122)       (21,682,244)
                                             ---------------  -----------------  -------------  ---------------  -----------------

Increase (decrease) in net assets                     76,235         26,727,353      2,456,133       50,528,555         62,852,117
Net assets at beginning of period                    647,657         49,435,090      5,488,421      206,766,356        211,553,323
                                             ---------------  -----------------  -------------  ---------------  -----------------
Net assets at end of period                  $       723,892  $      76,162,443  $   7,944,554  $   257,294,911  $     274,405,440
                                             ===============  =================  =============  ===============  =================

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                           -             41,137          1,652           92,087             82,400
      Units redeemed                                 (10,062)          (188,832)      (104,044)      (2,253,800)        (1,845,809)
      Units transferred                               (4,148)         1,351,750         97,936         (564,563)           163,927
                                             ---------------  -----------------  -------------  ---------------  -----------------
Increase (decrease) in units outstanding             (14,210)         1,204,055         (4,456)      (2,726,276)        (1,599,482)
Beginning units                                       83,648          2,997,955        772,256       23,758,537         20,637,120
                                             ---------------  -----------------  -------------  ---------------  -----------------
Ending units                                          69,438          4,202,010        767,800       21,032,261         19,037,638
                                             ===============  =================  =============  ===============  =================

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                                           Growth and Income  Mid Cap Value  Asset Allocation   Global Growth
                                               Portfolio        Portfolio           Fund              Fund          Growth Fund
                                              (Class VC)        (Class VC)        (Class 2)        (Class 2)         (Class 2)
                                           ------------------ -------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)              $          78,302  $    (376,148) $      4,567,152  $      1,337,382  $        (637,030)

 Net realized gains (losses)                      (6,645,964)    (8,781,301)       (6,502,957)       (2,612,013)        (6,633,865)
 Change in net unrealized appreciation
  (depreciation) of investments                   55,618,687     42,132,553        79,322,724        95,988,421         83,059,502
                                           -----------------  -------------  ----------------  ----------------  -----------------
  Increase (decrease) in net assets from
   operations                                     49,051,025     32,975,104        77,386,919        94,713,790         75,788,607
                                           -----------------  -------------  ----------------  ----------------  -----------------

From capital transactions:
 Net proceeds from units sold                        655,647        251,584         2,324,130         1,506,794          1,165,983
 Cost of units redeemed                          (13,947,276)    (9,605,373)      (34,367,044)      (28,609,224)       (22,732,286)
 Net transfers                                    (3,361,650)    (3,292,676)       (1,176,643)         (675,847)        (2,378,848)
 Contract maintenance charge                         (12,322)        (6,422)          (37,937)          (35,544)           (21,560)
                                           -----------------  -------------  ----------------  ----------------  -----------------
  Increase (decrease) in net assets
   from capital transactions                     (16,665,601)   (12,652,887)      (33,257,494)      (27,813,821)       (23,966,711)
                                           -----------------  -------------  ----------------  ----------------  -----------------

Increase (decrease) in net assets                 32,385,424     20,322,217        44,129,425        66,899,969         51,821,896
Net assets at beginning of period                131,090,165     80,026,356       306,848,165       254,008,177        201,612,748
                                           -----------------  -------------  ----------------  ----------------  -----------------
Net assets at end of period                $     163,475,589  $ 100,348,573  $    350,977,590  $    320,908,146  $     253,434,644
                                           =================  =============  ================  ================  =================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                           61,732         18,746           160,133            69,268             64,345
 Units redeemed                                   (1,322,734)      (860,189)       (2,387,543)       (1,384,763)        (1,341,503)
 Units transferred                                  (307,609)      (295,253)          (52,339)          (23,855)          (106,764)
                                           -----------------  -------------  ----------------  ----------------  -----------------
Increase (decrease) in units outstanding          (1,568,611)    (1,136,696)       (2,279,749)       (1,339,350)        (1,383,922)
Beginning units                                   15,241,513      8,811,469        24,735,961        15,826,565         14,743,935
                                           -----------------  -------------  ----------------  ----------------  -----------------
Ending units                                      13,672,902      7,674,773        22,456,212        14,487,215         13,360,013
                                           =================  =============  ================  ================  =================

                                                                                     Franklin
                                                                                    Templeton
                                                                                   VIP Founding
                                             Growth-Income    Franklin Income   Funds Allocation
                                                 Fund         Securities Fund         Fund
                                              (Class 2)         (Class 2)          (Class 2)
                                           -----------------  ---------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)              $       2,620,733  $       646,183  $          343,707

 Net realized gains (losses)                     (11,069,529)        (234,527)           (548,976)
 Change in net unrealized appreciation
  (depreciation) of investments                  130,939,236        2,761,036           6,539,886
                                           -----------------  ---------------  ------------------
  Increase (decrease) in net assets from
   operations                                    122,490,440        3,172,692           6,334,617
                                           -----------------  ---------------  ------------------

From capital transactions:
 Net proceeds from units sold                      2,699,971           67,979              58,400
 Cost of units redeemed                          (41,288,354)        (495,743)         (1,113,509)
 Net transfers                                       490,087        1,735,306           1,239,711
 Contract maintenance charge                         (44,108)          (1,682)             (3,814)
                                           -----------------  ---------------  ------------------
  Increase (decrease) in net assets
   from capital transactions                     (38,142,404)       1,305,860             180,788
                                           -----------------  ---------------  ------------------

Increase (decrease) in net assets                 84,348,036        4,478,552           6,515,405
Net assets at beginning of period                368,806,501        7,934,838          18,067,282
                                           -----------------  ---------------  ------------------
Net assets at end of period                $     453,154,537  $    12,413,390  $       24,582,687
                                           =================  ===============  ==================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                          164,928            7,452               7,270
 Units redeemed                                   (2,757,463)         (54,865)           (137,135)
 Units transferred                                    74,081          204,102             157,543
                                           -----------------  ---------------  ------------------
Increase (decrease) in units outstanding          (2,518,454)         156,689              27,678
Beginning units                                   30,081,713        1,082,357           2,716,589
                                           -----------------  ---------------  ------------------
Ending units                                      27,563,259        1,239,046           2,744,267
                                           =================  ===============  ==================

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION

      Variable Annuity Account Seven of SunAmerica Annuity and Life Assurance Company (the "Separate Account") is an investment account of SunAmerica Annuity and Life Assurance Company (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of SAFG Retirement Services, Inc. (formerly known as AIG Retirement Services, Inc.), the retirement services and asset management organization within American International Group, Inc. ("American International Group"). American International Group is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings, and asset management. AIG Retirement Services, Inc. changed its name to SAFG Retirement Services, Inc. on June 10, 2010. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

      The Separate Account offers the following variable annuity products:
      Polaris Plus, Polaris II Asset Manager, Polaris II A-Class, Polaris II A-Class Platinum Series, and Polaris Platinum O-Series.

      The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

      The Separate Account is composed of a total of 79 variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the nine currently available Class 1 and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the fifty-eight currently available Class 1 and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the three currently available Series II investment portfolios of the Invesco Variable Insurance Funds (the "Invesco Funds"), (4) the two currently available Class VC investment portfolios of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"),
      (5) the four currently available Class 2 investment portfolios of the American Fund Insurance Series (the "American Series"), (6) the two currently available Class 2 investment portfolios of the Franklin Templeton Variable Insurance Products Trust (the "Franklin Trust"), or (7) the one currently available Class 3 investment portfolio of the Seasons Series Trust (the "Seasons Trust"). The primary difference between the classes of the Variable Accounts is that the Class 2 shares in the American Series, the Series II shares in the Invesco Funds, the Class 2 shares in the Franklin Trust and the Class 3 shares in the Anchor Trust, the SunAmerica Trust, and the Seasons Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 shares are not subject to 12b-1 fees. The Class VC Shares of the Lord Abbett Fund are not subject to 12b-1 fees. The Anchor Trust, the SunAmerica Trust, the Invesco Funds, the Lord Abbett Fund are not subject to 12b-1 fees. The Anchor Trust, the

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION (continued)

      SunAmerica Trust, the Invesco Funds, the Lord Abbett Fund, the Franklin Trust, the American Series, and the Seasons Trust (collectively referred to as the "Trusts") are diversified, open-ended investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust, the SunAmerica Trust, and the Seasons Trust are affiliated investment companies. The contract holder may elect to have payments allocated to the guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the Variable Accounts and do not include balances allocated to the General Account.

      On June 1, 2010, the portfolios of the Van Kampen Life Investment Trust (the "Van Kampen Trust") were reorganized into the Invesco Funds. On that date, the Variable Accounts that invested in portfolios of the Van Kampen Trust exchanged their shares in the portfolios of the Van Kampen Trust for shares with an equal value in similar portfolios of the Invesco Funds. The predecessor and current portfolios before and after the changes are listed below.

Predecessor Van Kampen Trust Portfolio   Current Invesco Funds Portfolio
--------------------------------------   --------------------------------------
Capital Growth Portfolio                 Invesco Van Kampen V.I. Capital Growth
                                           Fund

Comstock Portfolio                       Invesco Van Kampen V.I. Comstock Fund
Growth and Income Portfolio              Invesco Van Kampen V.I. Growth and
                                           Income Fund

      Effective December 31, 2010, Variable Annuity Account Seven changed its year-end from April 30 to December 31. Reflecting this change are the Variable Annuity Account Seven audited Statements of Changes in Net Assets for the eight months ended December 31, 2010 and for the fiscal year ended April 30, 2010.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on a first-in, first-out basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

      FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

      operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

      USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

      RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products.

      The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of the annuitant than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Transfers are recorded as cost of units redeemed or as net proceeds from units sold in the accompanying Statements of Changes in Net Assets.

      Annuity benefit payments are recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

3.    FAIR VALUE MEASUREMENTS

      Assets and liabilities recorded at fair value in the Separate Account balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

      Level 1 -- Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.    FAIR VALUE MEASUREMENTS (continued)

      Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets, and most mutual funds.

      Level 2 -- Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liability in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal, and provincial obligations, hybrid securities, and derivative contracts.

      Level 3 -- Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include fixed maturities.

      The Separate Account assets measured at fair value as of December 31, 2011 consist of investments in trusts, which are registered and open-end mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 as of December 31, 2011 and for the year then ended. The Separate Account had no liabilities as of December 31, 2011. See the Schedules of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2011, and respective hierarchy levels.

4.    CHARGES AND DEDUCTIONS

      Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

      WITHDRAWAL CHARGE: The Polaris Plus, Polaris Platinum O-Series, and Polaris II A-Class Platinum Series contracts provide that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of 6% for the Polaris Plus and Polaris Platinum O-Series products and 0.50% for the Polaris II A-Class Platinum Series product,

                     VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    CHARGES AND DEDUCTIONS (continued)

      of any amount withdrawn that exceed the free withdrawal amount and are recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. There are no withdrawal charges under the Polaris II Asset Manager and Polaris II A-Class contracts.

      CONTRACT MAINTENANCE CHARGE: An annual contract maintenance charge ranging from $35 to $50 is charged against certain contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded as a charge in the Statements of Changes in Net Assets. There are no contract maintenance charges under the Polaris Plus, Polaris II Asset Manager, and Polaris II A-Class contracts.

      SEPARATE ACCOUNT ANNUAL CHARGE: The Company deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. Separate Account annual charges are recorded as a charge in the Statements of Operations. The total annual rates of the net asset value of each portfolio, depending on any death benefits elected for each product, is as follows: Polaris Plus, 0.85% or 1.25%, Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum Series, 0.85% or 1.10%, and Polaris Platinum O-Series, 0.95% or 1.20%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense is deducted at an annual rate of 0.15% of the net asset value of each portfolio and is included in the respective separate account annual charge rate. It is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

      TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. There are no transfer fees under the Polaris Plus contracts.

      INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Plus, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is either 0.15% or 0.30% of the income benefit base (as defined in the prospectus), deducted annually from the contract value, and is recorded as cost of units redeemed in the

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    CHARGES AND DEDUCTIONS (continued)

      accompanying Statements of Changes in Net Assets. The income benefit base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees, and charges.

      MARKETLOCK, MARKETLOCK FOR LIFE PLUS, MARKETLOCK INCOME PLUS, AND MARKETLOCK FOR LIFE FEE: The optional MarketLock, MarketLock for Life Plus, MarketLock Income Plus, and MarketLock for Life features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The MarketLock feature is offered in Polaris II A-Class Platinum Series. The annual fee for MarketLock ranges from 0.50% to 0.65% of the maximum anniversary value benefit base (as defined in the prospectus), deducted quarterly from the contract value and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals.

      The MarketLock for Life Plus and MarketLock Income Plus features are offered in Polaris II A-Class Platinum Series. The annual fee ranges from 0.70% to 0.75% for one covered person and from 0.95% to 1.00% for two covered persons for MarketLock for Life Plus and ranges from 0.85% to 0.95% for one covered person and 1.10% to 1.35% for two covered persons for MarketLock Income Plus, of the income base, deducted quarterly from the contract value and recorded as cost of units redeemed in the Statements of Changes in Net Assets. The income base for MarketLock for Life Plus and MarketLock Income Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plush a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

      The MarketLock for Life feature is offered in Polaris II A-Class Platinum Series. The annual fee is 0.70% for one covered person and 0.95% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base for MarketLock for Life is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contact years 2-5, capped at 100% of purchase payments in year 2-5 over the first year purchase payments.

      SUNAMERICA INCOME PLUS FEE: The optional SunAmerica Income Plus feature provides a guaranteed withdrawal steam by locking in market gains during an applicable evaluation period. The SunAmerica Income Plus feature is offered in Polaris Platinum O-Series. The annual fee ranges from 0.60% to 2.20% for one covered person and 0.60%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    CHARGES AND DEDUCTIONS (continued)

      to 2.70% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The fee may change after the first year based on an index of market volatility. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first five years, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value.

      SALES CHARGE: For the Polaris II A-Class and the Polaris II A-Class Platinum Series products, an up-front sales charge may be applied against the gross purchase payments made on the contract. The sales charge ranges from 0.50% to 5.75% of the gross purchase payment invested, depending on the investment amount and is paid to the Company. The net proceeds from units sold are recorded in the accompanying Statements of Changes in Net Assets.

      PREMIUM BASED CHARGE: For the Polaris Platinum O-Series product, an up-front sales charge is applied against the gross purchase payments made on the contract. The sales charge ranges from 1.25% to 5.00% of the gross purchase payment invested, depending on the investment amount and the year of receipt and is paid to the Company. The charge is deducted from the contract value on a quarterly basis over a period of 7 years and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

      PREMIUM TAXES: Certain states charge the Company a premium tax on purchase payments up to a maximum of 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes when a purchase payment is made or upon surrender of the contract. Premium taxes are deducted from purchases when a contract annuitizes in the Statements of Changes in Net Assets.

      SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

5.    PURCHASES AND SALES OF INVESTMENTS

      The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2011 consist of the following:

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                           Cost of Shares    Proceeds from
Variable Account:                                             Acquired        Shares Sold
-----------------                                          --------------    -------------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)                       $    1,453,010    $   2,704,165
Capital Appreciation Portfolio (Class 1)                        3,652,654       19,889,427
Government and Quality Bond Portfolio (Class 1)                 3,935,411       15,399,441
Growth Portfolio (Class 1)                                        533,403        8,485,367
Asset Allocation Portfolio (Class 3)                            1,915,364        1,116,137
Capital Appreciation Portfolio (Class 3)                        4,670,574       20,844,032
Government and Quality Bond Portfolio (Class 3)                20,704,748       19,382,740
Growth Portfolio (Class 3)                                        413,541        1,007,391
Natural Resources Portfolio (Class 3)                           3,009,082        1,994,788

SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)                      $      211,544    $     707,712
Alliance Growth Portfolio (Class 1)                               406,977        4,216,763
Balanced Portfolio (Class 1)                                    1,099,026        3,066,263
Blue Chip Growth Portfolio (Class 1)                              253,418          235,265
Capital Growth Portfolio (Class 1)                                418,966          794,949
Cash Management Portfolio (Class 1)                            18,907,061       17,215,808
Corporate Bond Portfolio (Class 1)                              6,147,289       15,517,765
Davis Venture Value Portfolio (Class 1)                         1,209,244       13,579,745
"Dogs" of Wall Street Portfolio (Class 1)                       1,034,170          629,670
Emerging Markets Portfolio (Class 1)                            1,047,792        3,348,324
Equity Index Portfolio (Class 1)                                  667,095        1,970,308
Equity Opportunities Portfolio (Class 1)                          173,939        2,264,526
Fundamental Growth Portfolio (Class 1)                            144,529        2,120,269
Global Bond Portfolio (Class 1)                                 2,177,840        3,448,908
Global Equities Portfolio (Class 1)                               369,708        1,111,787
Growth Opportunities Portfolio (Class 1)                          476,478          623,190
Growth-Income Portfolio (Class 1)                                 618,629        4,163,203
High-Yield Bond Portfolio (Class 1)                             2,282,202        3,467,401
International Diversified Equities Portfolio (Class 1)            539,097        1,634,676
International Growth and Income Portfolio (Class 1)               999,943        2,901,169
MFS Massachusetts Investors Trust Portfolio (Class 1)             527,605          961,869
MFS Total Return Portfolio (Class 1)                            3,184,879       21,634,987
Mid-Cap Growth Portfolio (Class 1)                                650,625        1,244,819
Real Estate Portfolio (Class 1)                                   690,136        1,388,886
Small Company Value Portfolio (Class 1)                           367,995        2,023,307
Technology Portfolio (Class 1)                                     61,643          149,162
Telecom Utility Portfolio (Class 1)                             1,304,708        1,290,512
Total Return Bond Portfolio (Class 1)                           7,196,920        5,902,329

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                         Cost of Shares   Proceeds from
Variable Account:                                           Acquired       Shares Sold
-----------------                                        --------------   -------------
SUNAMERICA TRUST (continued):
Aggressive Growth Portfolio (Class 3)                    $       95,099   $     122,618
Alliance Growth Portfolio (Class 3)                             232,880       2,518,893
Balanced Portfolio (Class 3)                                  1,954,932       1,261,552
Blue Chip Growth Portfolio (Class 3)                            645,717         337,936
Capital Growth Portfolio (Class 3)                              151,272         704,844
Cash Management Portfolio (Class 3)                          22,733,348      20,106,796
Corporate Bond Portfolio (Class 3)                           20,299,005      34,659,085
Davis Venture Value Portfolio (Class 3)                       4,673,667      15,055,611
"Dogs" of Wall Street Portfolio (Class 3)                       699,446         342,562
Emerging Markets Portfolio (Class 3)                          2,702,045       2,832,178
Equity Opportunities Portfolio (Class 3)                        143,719         325,978
Foreign Value Portfolio (Class 3)                            16,362,214       7,677,627
Fundamental Growth Portfolio (Class 3)                          502,129         975,988
Global Bond Portfolio (Class 3)                               4,719,154       5,977,847
Global Equities Portfolio (Class 3)                             284,572         406,853
Growth Opportunities Portfolio (Class 3)                      3,556,769       3,936,062
Growth-Income Portfolio (Class 3)                             2,504,649         953,555
High-Yield Bond Portfolio (Class 3)                           4,173,628       6,362,072
International Diversified Equities Portfolio (Class 3)          673,738       1,110,935
International Growth and Income Portfolio (Class 3)           4,805,543       5,627,148
Marsico Focused Growth Portfolio (Class 3)                      696,998         506,646
MFS Massachusetts Investors Trust Portfolio (Class 3)         7,572,410       2,881,953
MFS Total Return Portfolio (Class 3)                          4,716,576      20,357,104
Mid-Cap Growth Portfolio (Class 3)                            5,481,564       1,078,414
Real Estate Portfolio (Class 3)                               1,938,318       4,579,312
Small & Mid Cap Value Portfolio (Class 3)                     7,560,403       8,378,389
Small Company Value Portfolio (Class 3)                       4,985,870       5,286,407
Technology Portfolio (Class 3)                                  225,825         375,241
Telecom Utility Portfolio (Class 3)                             490,283         234,441
Total Return Bond Portfolio (Class 3)                        31,161,784      17,534,720

INVESCO FUNDS (Class II):
Invesco Van Kampen V.I. Capital Growth Fund              $      476,854   $   1,870,535
Invesco Van Kampen V.I. Comstock Fund                        12,702,192      41,816,690
Invesco Van Kampen V.I. Growth and Income Fund               15,036,903      43,562,669

LORD ABBETT FUND (Class VC):
Growth and Income Portfolio                              $    3,808,090   $  28,384,878
Mid Cap Value Portfolio                                       1,594,425      20,234,694

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                         Cost of Shares   Proceeds from
Variable Account:                                          Acquired        Shares Sold
------------------                                       --------------   -------------
AMERICAN SERIES (Class 2):
Asset Allocation Fund                                    $    9,792,433   $  53,982,990
Global Growth Fund                                           16,816,067      50,001,150
Growth Fund                                                   7,355,644      41,649,947
Growth-Income Fund                                            8,890,538      70,725,683

FRANKLIN TEMPLETON TRUST (Class 2):
Franklin Income Securities Fund                          $    3,945,489   $   1,884,606
Franklin Templeton VIP Founding Funds Allocation Fund         1,786,377       3,101,455

SEASONS TRUST (Class 3):
Real Return Portfolio                                    $    5,887,933   $   1,052,182

6.    OTHER MATTERS

      The Company is a subsidiary of American International Group. Information on American International Group is publicly available in its regulatory filings with the U.S. Securities and Exchange Commission ("SEC").

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES

     A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the year ended December 31, 2011, for the eight months ended December 31, 2010 and for the years ended April 30, 2010, 2009, 2008 and 2007 follows:

                    At December 31 or April 30                  For the Period Ended December 31 or April 30
----------------------------------------------------------  -----------------------------------------------------
                             Unit Fair Value                 Expense Ratio  Investment          Total Return
                               Lowest to        Net Assets     Lowest          Income            Lowest to
    Year           Units       Highest ($)         ($)      to Highest (1)   Ratio (2)           Highest (3)
--------------   ---------  -----------------  -----------  --------------  ----------  -------------------------
Asset Allocation Portfolio (Class 1)
------------------------------------
 12/31/2011        642,249  16.42 to 28.47(4)   12,702,926  0.85% to 1.25%       2.68%   -0.33%     to   0.04%(5)
 12/31/2010        712,066  16.41 to 28.57(4)   14,168,846  0.85% to 1.25%       2.76%    6.70%     to   6.98%(5)
  4/30/2010        703,568  15.34 to 26.77(4)   13,343,319  0.85% to 1.25%       3.67%   27.69%     to  27.83%(5)
  4/30/2009        773,252  12.00 to 20.97(4)   11,543,112  0.85% to 1.25%       3.55%  -22.05%     to -22.01%(5)
  4/30/2008        869,404  15.39 to 26.90(4)   17,088,965  0.85% to 1.25%       2.88%   -0.32%     to  -0.30%(5)
  4/30/2007        916,119  15.44 to 26.98(4)   18,467,182  0.85% to 1.25%       3.16%   10.59%     to  10.74%(5)

Capital Appreciation Portfolio (Class 1)
----------------------------------------
 12/31/2011      3,863,350  16.07 to 49.68(4)   70,183,281  0.85% to 1.25%       0.00%   -8.20%     to  -7.83%
 12/31/2010      4,668,672  17.44 to 54.12(4)   91,161,310  0.85% to 1.25%       0.13%   12.95%     to  13.25%
  4/30/2010      5,221,493  15.40 to 47.92(4)   89,668,733  0.85% to 1.25%       0.00%   44.33%     to  44.91%
  4/30/2009      6,103,781  10.63 to 33.20(4)   72,003,272  0.85% to 1.25%       0.00%  -34.86%     to -34.60%
  4/30/2008      7,277,987  16.25 to 50.97(4)  131,934,651  0.85% to 1.25%       0.34%    8.44%     to   8.87%
  4/30/2007      8,114,213  14.92 to 47.00(4)  135,629,169  0.85% to 1.25%       0.14%    9.24%     to   9.68%

Government and Quality Bond Portfolio (Class 1)
-----------------------------------------------
 12/31/2011      3,152,043  17.12 to 21.77(4)   56,385,005  0.85% to 1.25%       3.05%    5.76%     to   6.18%
 12/31/2010      3,914,604  16.12 to 20.59(4)   65,850,857  0.85% to 1.25%       4.02%    1.62%     to   1.90%
  4/30/2010      4,361,104  15.82 to 20.26(4)   72,083,413  0.85% to 1.25%       4.93%    4.56%     to   4.98%
  4/30/2009      5,468,822  15.07 to 19.37(4)   85,971,493  0.85% to 1.25%       4.17%    2.30%     to   2.71%
  4/30/2008      5,992,724  14.67 to 18.94(4)   92,173,031  0.85% to 1.25%       3.74%    4.76%     to   5.18%
  4/30/2007      5,953,394  13.95 to 18.08(4)   87,861,069  0.85% to 1.25%       3.65%    5.23%     to   5.65%

Growth Portfolio (Class 1)
--------------------------
 12/31/2011      2,361,780  11.76 to 32.00(4)   31,593,436  0.85% to 1.25%       0.71%   -7.42%     to  -7.05%
 12/31/2010      2,921,238  12.65 to 34.57(4)   41,947,682  0.85% to 1.25%       0.72%    5.93%     to   6.21%
  4/30/2010      3,367,270  11.91 to 32.63(4)   45,414,987  0.85% to 1.25%       1.04%   40.20%     to  40.76%
  4/30/2009      4,008,018   8.46 to 23.28(4)   38,205,960  0.85% to 1.25%       0.91%  -36.22%     to -35.96%
  4/30/2008      4,982,926  13.21 to 36.50(4)   73,973,227  0.85% to 1.25%       0.73%   -2.18%     to  -1.79%
  4/30/2007      5,772,736  13.45 to 37.31(4)   86,859,847  0.85% to 1.25%       0.61%   11.97%     to  12.41%

Asset Allocation Portfolio (Class 3)
------------------------------------
 12/31/2011        357,310  14.89 to 15.30       5,456,788  0.85% to 1.20%       2.59%   -5.92%(10) to  -0.18%
 12/31/2010        309,653  14.95 to 15.32       4,741,122  0.85% to 1.10%       2.50%    6.63%     to   6.81%
  4/30/2010        298,749  14.02 to 14.35       4,282,607  0.85% to 1.10%       3.32%   27.56%     to  27.88%
  4/30/2009        311,652  10.99 to 11.22       3,494,991  0.85% to 1.10%       3.28%  -22.12%     to -21.93%
  4/30/2008        265,948  14.11 to 14.37       3,820,926  0.85% to 1.10%       2.08%   -0.41%     to  -0.17%
  4/30/2007        103,436  14.17 to 14.39       1,488,630  0.85% to 1.10%       1.64%   10.61%(6)  to  10.95%(6)

Capital Appreciation Portfolio (Class 3)
----------------------------------------
 12/31/2011      6,638,165  15.37 to 15.85     105,117,546  0.85% to 1.20%       0.00%  -19.45%(10) to  -8.06%
 12/31/2010      7,458,411  16.80 to 17.24     128,499,376  0.85% to 1.10%       0.00%   12.87%     to  13.06%
  4/30/2010      8,272,211  14.88 to 15.25     126,060,954  0.85% to 1.10%       0.00%   44.19%     to  44.55%
  4/30/2009      8,928,669  10.32 to 10.55      94,134,741  0.85% to 1.10%       0.00%  -34.93%     to -34.77%
  4/30/2008      6,845,459  15.86 to 16.17     110,634,862  0.85% to 1.10%       0.13%    8.33%     to   8.60%
  4/30/2007      3,085,252  14.64 to 14.89      45,912,750  0.85% to 1.10%       0.00%    9.53%(6)  to   9.82%(6)

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES (continued)

                    At December 31 or April 30                 For the Period Ended December 31 or April 30
----------------------------------------------------------  -----------------------------------------------------
                             Unit Fair Value                 Expense Ratio  Investment          Total Return
                               Lowest to        Net Assets     Lowest          Income            Lowest to
    Year           Units       Highest ($)         ($)      to Highest (1)   Ratio (2)           Highest (3)
--------------   ---------  -----------------  -----------  --------------  ----------  -------------------------
Government and Quality Bond Portfolio (Class 3)
-----------------------------------------------
 12/31/2011      5,757,968  16.41 to 16.87      97,013,952  0.85% to 1.20%       2.93%    4.47%(10) to   5.92%
 12/31/2010      5,822,234  15.54 to 15.93      92,721,368  0.85% to 1.10%       3.69%    1.56%     to   1.72%
  4/30/2010      5,922,965  15.31 to 15.66      92,731,206  0.85% to 1.10%       4.48%    4.45%     to   4.72%
  4/30/2009      5,442,670  14.65 to 14.96      81,374,970  0.85% to 1.10%       3.70%    2.20%     to   2.45%
  4/30/2008      3,775,931  14.34 to 14.60      55,105,056  0.85% to 1.10%       3.27%    4.66%     to   4.92%
  4/30/2007      2,044,042  13.70 to 13.91      28,430,845  0.85% to 1.10%       1.30%    5.45%(6)  to   5.71%(6)

Growth Portfolio (Class 3)
--------------------------
 12/31/2011        341,477  11.27 to 11.60(4)    3,958,202  0.85% to 1.20%       0.46%  -14.08%(10) to  -7.28%
 12/31/2010        386,395  12.18 to 12.51       4,831,679  0.85% to 1.10%       0.52%    5.81%     to   6.03%
  4/30/2010        411,516  11.51 to 11.79       4,853,062  0.85% to 1.10%       0.71%   39.93%     to  40.41%
  4/30/2009        472,674   8.23 to  8.40       3,970,032  0.85% to 1.10%       0.50%  -36.30%     to -36.12%
  4/30/2008        296,113  12.92 to 13.15       3,893,356  0.85% to 1.10%       0.43%   -2.21%     to  -2.04%
  4/30/2007        143,500  13.21 to 13.42       1,925,911  0.85% to 1.10%       0.24%   12.29%(6)  to  12.64%(6)

Natural Resources Portfolio (Class 3)
-------------------------------------
 12/31/2011        654,820   9.60 to  9.75       6,378,281  0.85% to 1.20%       0.42%  -27.10%(10) to -21.14%
 12/31/2010        718,089  12.22 to 12.36       8,872,042  0.85% to 1.10%       0.71%   14.50%     to  14.69%
  4/30/2010        797,301  10.67 to 10.78       8,588,981  0.85% to 1.10%       1.00%   42.47%     to  42.83%
  4/30/2009        864,571   7.49 to  7.54       6,521,441  0.85% to 1.10%       0.81%  -48.71%     to -48.58%
  4/30/2008        617,073  14.60 to 14.67       9,051,703  0.85% to 1.10%       0.69%   31.40%     to  31.74%
  4/30/2007        226,414  11.11 to 11.14       2,521,228  0.85% to 1.10%       0.18%   11.12%(6)  to  11.36%(6)

Aggressive Growth Portfolio (Class 1)
-------------------------------------
 12/31/2011        381,288   8.19 to 13.28(4)    4,336,866  0.85% to 1.25%       0.00%   -3.20%     to  -2.81%
 12/31/2010        419,845   8.42 to 13.71(4)    4,927,629  0.85% to 1.25%       0.00%    7.45%     to   7.74%
  4/30/2010        452,977   7.82 to 12.76(4)    4,910,061  0.85% to 1.25%       0.13%   48.43%     to  49.03%
  4/30/2009        483,218   5.25 to  8.60(4)    3,540,639  0.85% to 1.25%       0.82%  -45.77%     to -45.56%
  4/30/2008        584,193   9.64 to 15.86(4)    7,886,613  0.85% to 1.25%       0.64%  -19.13%     to -18.80%
  4/30/2007        686,222  11.87 to 19.61(4)   11,523,478  0.85% to 1.25%       0.10%   12.60%     to  13.05%

Alliance Growth Portfolio (Class 1)
-----------------------------------
 12/31/2011        927,957   8.11 to 32.81(4)   20,614,056  0.85% to 1.25%       0.48%   -3.51%     to  -3.13%
 12/31/2010      1,124,208   8.37 to 34.01(4)   24,971,933  0.85% to 1.25%       0.86%    6.05%     to   6.34%
  4/30/2010      1,276,844   7.87 to 32.07(4)   26,182,996  0.85% to 1.25%       0.57%   34.09%     to  34.63%
  4/30/2009      1,429,844   5.85 to 23.92(4)   21,415,071  0.85% to 1.25%       0.19%  -31.59%     to -31.31%
  4/30/2008      1,797,555   8.51 to 34.96(4)   38,382,318  0.85% to 1.25%       0.05%   -0.58%     to  -0.18%
  4/30/2007      2,189,625   8.53 to 35.16(4)   47,489,197  0.85% to 1.25%       0.13%    2.03%     to   2.44%

Balanced Portfolio (Class 1)
----------------------------
 12/31/2011      1,107,883  10.36 to 17.44(4)   16,862,084  0.85% to 1.25%       1.77%    1.00%     to   1.41%
 12/31/2010      1,227,800  10.22 to 17.26(4)   18,734,673  0.85% to 1.25%       1.97%    5.17%     to   5.45%
  4/30/2010      1,331,189   9.69 to 16.42(4)   19,367,710  0.85% to 1.25%       3.28%   28.07%     to  28.58%
  4/30/2009      1,505,570   7.54 to 12.82(4)   17,053,832  0.85% to 1.25%       3.93%  -23.28%     to -22.98%
  4/30/2008      1,878,292   9.78 to 16.71(4)   28,239,635  0.85% to 1.25%       2.96%   -4.27%     to  -3.88%
  4/30/2007      2,217,107  10.18 to 17.45(4)   35,003,995  0.85% to 1.25%       2.76%   11.47%     to  11.92%

Blue Chip Growth Portfolio (Class 1)
------------------------------------
 12/31/2011        174,245  5.77 to 5.93         1,032,130  0.85% to 1.10%       0.22%   -6.62%     to  -6.39%
 12/31/2010        169,073  6.18 to 6.33         1,069,902  0.85% to 1.10%       0.29%    6.89%     to   7.07%
  4/30/2010        196,720  5.78 to 5.92         1,162,098  0.85% to 1.10%       0.32%   32.80%     to  33.13%
  4/30/2009        211,535  4.35 to 4.44           938,950  0.85% to 1.10%       0.54%  -31.55%     to -31.37%
  4/30/2008        248,749  6.36 to 6.48         1,608,902  0.85% to 1.10%       0.35%   -0.44%     to  -0.19%
  4/30/2007        289,877  6.39 to 6.49         1,878,739  0.85% to 1.10%       0.25%    9.97%     to  10.25%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES (continued)

                    At December 31 or April 30                 For the Period Ended December 31 or April 30
----------------------------------------------------------  -------------------------------------------------
                             Unit Fair Value                 Expense Ratio  Investment      Total Return
                               Lowest to        Net Assets     Lowest          Income        Lowest to
    Year           Units       Highest ($)         ($)      to Highest (1)   Ratio (2)       Highest (3)
--------------   ---------  -----------------  -----------  --------------  ----------  ---------------------
Capital Growth Portfolio (Class 1)
------------------------------------
 12/31/2011        148,001   7.50 to  7.71       1,138,262  0.85% to 1.10%       0.00%   -2.39% to  -2.15%
 12/31/2010        197,382   7.69 to  7.88       1,552,228  0.85% to 1.10%       0.00%    5.85% to   6.03%
  4/30/2010        217,991   7.26 to  7.43       1,617,471  0.85% to 1.10%       0.00%   33.16% to  33.50%
  4/30/2009        211,903   5.45 to  5.57       1,178,444  0.85% to 1.10%       0.00%  -38.05% to -37.90%
  4/30/2008        217,046   8.81 to  8.96       1,943,884  0.85% to 1.10%       1.18%    1.64% to   1.89%
  4/30/2007        247,323   8.66 to  8.80       2,174,280  0.85% to 1.10%       0.31%   14.30% to  14.58%

Cash Management Portfolio (Class 1)
-----------------------------------
 12/31/2011      1,583,571  11.63 to 13.54(4)   19,038,886  0.85% to 1.25%       0.00%   -1.51% to  -1.12%
 12/31/2010      1,418,702  11.76 to 13.75(4)   17,397,029  0.85% to 1.25%       0.00%   -0.99% to  -0.73%
  4/30/2010      1,662,599  11.85 to 13.89(4)   20,531,580  0.85% to 1.25%       2.53%   -1.31% to  -0.91%
  4/30/2009      3,643,431  11.95 to 14.07(4)   44,673,769  0.85% to 1.25%       3.51%   -0.63% to  -0.23%
  4/30/2008      2,585,728  11.98 to 14.16(4)   32,502,964  0.85% to 1.25%       3.25%    2.19% to   2.60%
  4/30/2007      1,908,753  11.68 to 13.86(4)   23,875,174  0.85% to 1.25%       2.55%    3.63% to   4.04%

Corporate Bond Portfolio (Class 1)
----------------------------------
 12/31/2011      3,163,389  21.29 to 25.93(4)   68,020,756  0.85% to 1.25%       6.21%    5.09% to   5.51%
 12/31/2010      3,809,449  20.18 to 24.67(4)   77,627,774  0.85% to 1.25%       6.28%    4.37% to   4.65%
  4/30/2010      4,262,004  19.28 to 23.64(4)   82,939,768  0.85% to 1.25%       5.91%   26.67% to  27.18%
  4/30/2009      4,991,101  15.16 to 18.66(4)   76,317,039  0.85% to 1.25%       4.72%   -3.52% to  -3.13%
  4/30/2008      5,908,285  15.65 to 19.34(4)   93,350,119  0.85% to 1.25%       3.89%    3.13% to   3.54%
  4/30/2007      5,762,823  15.12 to 18.75(4)   88,117,103  0.85% to 1.25%       4.34%    7.31% to   7.74%

Davis Venture Value Portfolio (Class 1)
---------------------------------------
 12/31/2011      3,661,616  14.05 to 35.09(4)   57,459,907  0.85% to 1.25%       1.25%   -5.42% to  -5.04%
 12/31/2010      4,451,181  14.79 to 37.10(4)   73,337,574  0.85% to 1.25%       0.77%    6.10% to   6.38%
  4/30/2010      5,019,192  13.90 to 34.97(4)   77,486,056  0.85% to 1.25%       1.50%   37.24% to  37.80%
  4/30/2009      5,852,219  10.09 to 25.48(4)   65,272,627  0.85% to 1.25%       2.04%  -36.45% to -36.20%
  4/30/2008      7,123,996  15.81 to 40.10(4)  124,976,792  0.85% to 1.25%       0.92%   -3.92% to  -3.54%
  4/30/2007      8,070,942  16.39 to 41.73(4)  148,405,314  0.85% to 1.25%       0.98%   13.90% to  14.35%

"Dogs" Of Wall Street Portfolio (Class 1)
-----------------------------------------
 12/31/2011        247,452  14.26 to 16.89       3,758,211  0.85% to 1.25%       2.31%   11.28% to  11.73%(5)
 12/31/2010        225,699  12.81 to 15.12       3,028,144  0.85% to 1.25%       2.90%    7.42% to   7.71%(5)
  4/30/2010        245,172  11.92 to 14.04       3,064,652  0.85% to 1.25%       4.53%   37.01% to  37.56%(5)
  4/30/2009        261,903   8.70 to 10.20       2,363,708  0.85% to 1.25%       3.97%  -31.73% to -31.45%(5)
  4/30/2008        303,915  12.75 to 14.89       3,993,931  0.85% to 1.25%       2.67%   -6.81% to  -6.44%(5)
  4/30/2007        373,356  13.68 to 15.91       5,265,702  0.85% to 1.25%       2.40%   16.44% to  16.90%

Emerging Markets Portfolio (Class 1)
------------------------------------
 12/31/2011        404,082  17.52 to 21.86       7,759,890  0.85% to 1.25%       0.54%  -27.00% to -26.71%
 12/31/2010        497,624  24.00 to 29.82      13,078,029  0.85% to 1.25%       1.49%   15.36% to  15.66%
  4/30/2010        529,158  20.80 to 25.79      11,930,433  0.85% to 1.25%       0.00%   52.37% to  52.98%
  4/30/2009        531,514  13.65 to 16.86       7,786,851  0.85% to 1.25%       2.11%  -46.75% to -46.54%
  4/30/2008        687,305  25.64 to 31.53      19,068,073  0.85% to 1.25%       1.93%   20.50% to  20.98%
  4/30/2007        705,715  21.28 to 26.06      16,152,724  0.85% to 1.25%       0.95%   16.26% to  16.72%

Equity Index Portfolio (Class 1)
--------------------------------
 12/31/2011      1,008,160            9.54       9,620,430           1.25%       1.51%               0.30%
 12/31/2010      1,144,865            9.51      10,891,764           1.25%       1.67%               6.29%
  4/30/2010      1,249,940            8.95      11,187,954           1.25%       2.51%              36.45%
  4/30/2009      1,426,489            6.56       9,357,126           1.25%       2.48%             -36.27%
  4/30/2008      1,882,083           10.29      19,373,157           1.25%       1.58%              -6.28%
  4/30/2007      2,345,019           10.98      25,756,567           1.25%       1.56%              13.14%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES (continued)

                    At December 31 or April 30                For the Period Ended December 31 or April 30
----------------------------------------------------------  -------------------------------------------------
                             Unit Fair Value                 Expense Ratio  Investment       Total Return
                               Lowest to        Net Assets     Lowest          Income         Lowest to
    Year           Units       Highest ($)         ($)      to Highest (1)   Ratio (2)        Highest (3)
--------------   ---------  -----------------  -----------  --------------  ----------  ---------------------
Equity Opportunities Portfolio (Class 1)
----------------------------------------
 12/31/2011        679,123  12.24 to 19.04(4)    8,917,611  0.85% to 1.25%       0.56%   -1.35% to  -0.95%
 12/31/2010        839,451  12.35 to 19.30(4)   11,086,312  0.85% to 1.25%       0.72%    8.94% to   9.23%
  4/30/2010        954,759  11.31 to 17.71(4)   11,559,562  0.85% to 1.25%       1.23%   32.30% to  32.84%
  4/30/2009      1,137,507   8.51 to 13.39(4)   10,300,983  0.85% to 1.25%       1.86%  -32.23% to -31.96%
  4/30/2008      1,374,566  12.51 to 19.76(4)   18,231,057  0.85% to 1.25%       1.84%   -8.00% to  -7.63%
  4/30/2007      1,550,960  13.55 to 21.47(4)   22,389,453  0.85% to 1.25%       1.63%   11.61% to  12.05%

Fundamental Growth Portfolio (Class 1)
--------------------------------------
 12/31/2011        979,576   6.79 to 17.43(4)    9,920,792  0.85% to 1.25%       0.00%   -6.65% to  -6.28%(5)
 12/31/2010      1,163,672   7.24 to 18.67(4)   12,466,191  0.85% to 1.25%       0.00%   11.44% to  11.74%(5)
  4/30/2010      1,279,596   6.48 to 16.75(4)   12,234,593  0.85% to 1.25%       0.00%   33.69% to  34.42%
  4/30/2009      1,522,209   4.83 to 12.53(4)   10,568,571  0.85% to 1.25%       0.00%  -40.72% to -40.48%
  4/30/2008      1,859,610   8.11 to 21.14(4)   21,612,238  0.85% to 1.25%       0.00%    6.59% to   7.02%
  4/30/2007      2,167,678   7.58 to 19.83(4)   24,040,160  0.85% to 1.25%       0.02%    4.32% to   4.74%

Global Bond Portfolio (Class 1)
-------------------------------
 12/31/2011        786,317  18.28 to 24.57(4)   15,102,584  0.85% to 1.25%       2.27%    4.44% to   4.86%
 12/31/2010        877,083  17.43 to 23.52(4)   16,099,497  0.85% to 1.25%       4.16%    5.24% to   5.52%
  4/30/2010        943,118  16.52 to 22.35(4)   16,435,450  0.85% to 1.25%       3.45%   10.78% to  11.23%
  4/30/2009      1,054,671  14.85 to 20.18(4)   16,526,291  0.85% to 1.25%       3.46%   -4.63% to  -4.24%
  4/30/2008      1,270,133  15.51 to 21.16(4)   20,864,229  0.85% to 1.25%       0.49%   13.57% to  14.03%
  4/30/2007        818,750  13.60 to 18.63(4)   12,192,862  0.85% to 1.25%       9.13%    2.82% to   3.23%(5)

Global Equities Portfolio (Class 1)
-----------------------------------
 12/31/2011        375,753   8.75 to 19.38(4)    4,878,592  0.85% to 1.25%       0.93%  -11.50% to -11.14%
 12/31/2010        424,709   9.85 to 21.89(4)    6,279,672  0.85% to 1.25%       1.74%    8.64% to   8.93%
  4/30/2010        456,589   9.04 to 20.15(4)    6,257,961  0.85% to 1.25%       2.62%   37.29% to  37.84%
  4/30/2009        489,251   6.56 to 14.68(4)    4,927,724  0.85% to 1.25%       2.81%  -41.70% to -41.47%
  4/30/2008        620,943  11.21 to 25.18(4)   10,592,395  0.85% to 1.25%       1.24%   -3.66% to  -3.27%
  4/30/2007        697,578  11.59 to 26.14(4)   12,617,488  0.85% to 1.25%       0.89%   16.51% to  16.98%

Growth Opportunities Portfolio (Class 1)
----------------------------------------
 12/31/2011        254,477   6.08 to  6.27       1,550,205  0.85% to 1.10%       0.00%   -3.43% to  -3.19%
 12/31/2010        276,045   6.28 to  6.49       1,737,058  0.85% to 1.10%       0.00%    9.89% to  10.07%
  4/30/2010        282,175   5.71 to  5.91       1,614,772  0.85% to 1.10%       0.00%   35.23% to  35.57%
  4/30/2009        188,057   4.21 to  4.37         793,208  0.85% to 1.10%       0.00%  -31.48% to -31.31%
  4/30/2008        175,626   6.13 to  6.38       1,077,783  0.85% to 1.10%       0.00%    2.41% to   2.67%
  4/30/2007        181,505   5.97 to  6.23       1,085,841  0.85% to 1.10%       0.00%   -0.92% to  -0.68%

Growth-Income Portfolio (Class 1)
---------------------------------
 12/31/2011        934,705   9.76 to 29.84(4)   17,904,980  0.85% to 1.25%       0.92%    6.99% to   7.42%(5)
 12/31/2010      1,132,534   9.09 to 27.89(4)   20,103,996  0.85% to 1.25%       0.98%    5.99% to   6.27%
  4/30/2010      1,339,853   8.55 to 26.31(4)   21,795,448  0.85% to 1.25%       1.38%   30.87% to  31.40%
  4/30/2009      1,588,482   6.51 to 20.11(4)   19,101,948  0.85% to 1.25%       1.36%  -37.60% to -37.35%
  4/30/2008      1,960,560  10.39 to 32.22(4)   38,263,550  0.85% to 1.25%       0.98%   -5.23% to  -4.85%(5)
  4/30/2007      2,172,631  10.92 to 34.00(4)   46,157,588  0.85% to 1.25%       0.75%    8.88% to   9.32%(5)

High-Yield Bond Portfolio (Class 1)
-----------------------------------
 12/31/2011        766,664  17.19 to 23.61(4)   13,645,893  0.85% to 1.25%       8.16%    2.98% to   3.19%(5)
 12/31/2010        898,638  16.66 to 22.92(4)   15,384,899  0.85% to 1.25%       9.62%    6.39% to   6.59%(5)
  4/30/2010      1,007,680  15.63 to 21.55(4)   16,112,514  0.85% to 1.25%       8.43%   36.56% to  36.75%(5)
  4/30/2009      1,071,185  11.43 to 15.78(4)   12,495,060  0.85% to 1.25%      12.09%  -25.73% to -25.63%(5)
  4/30/2008      1,122,869  15.36 to 21.25(4)   17,677,184  0.85% to 1.25%       7.63%   -3.84% to  -3.68%(5)
  4/30/2007      1,264,402  15.95 to 22.09(4)   20,788,545  0.85% to 1.25%       7.63%   10.90% to  11.06%(5)

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES (continued)

                    At December 31 or April 30                For the Period Ended December 31 or April 30
----------------------------------------------------------  -------------------------------------------------
                             Unit Fair Value                 Expense Ratio  Investment       Total Return
                               Lowest to        Net Assets     Lowest          Income         Lowest to
    Year           Units       Highest ($)         ($)      to Highest (1)   Ratio (2)        Highest (3)
--------------   ---------  -----------------  -----------  --------------  ----------  ---------------------
International Diversified Equities Portfolio (Class 1)
------------------------------------------------------
 12/31/2011        560,559  11.68 to 12.63(4)    4,981,467  0.85% to 1.25%       2.06%  -15.67% to -15.55%(5)
 12/31/2010        675,407  13.85 to 14.95(4)    7,086,924  0.85% to 1.25%       4.22%    9.58% to   9.85%(5)
  4/30/2010        735,805  12.64 to 13.61(4)    7,049,135  0.85% to 1.25%       1.27%   33.73% to  34.34%
  4/30/2009        697,860   9.45 to 10.13(4)    5,081,136  0.85% to 1.25%       4.13%  -42.42% to -42.26%(5)
  4/30/2008        842,165  16.41 to 17.55(4)   10,620,895  0.85% to 1.25%       2.09%    2.47% to   2.73%(5)
  4/30/2007        812,228  16.02 to 17.08(4)   10,099,384  0.85% to 1.25%       0.41%   15.00% to  15.42%(5)

International Growth and Income Portfolio (Class 1)
---------------------------------------------------
 12/31/2011        820,755   9.95 to 12.41(4)    8,694,008  0.85% to 1.25%       2.88%  -14.86% to -14.52%
 12/31/2010        998,242  11.64 to 14.57(4)   12,366,953  0.85% to 1.25%       4.25%    7.01% to   7.29%
  4/30/2010      1,094,527  10.85 to 13.62(4)   12,692,943  0.85% to 1.25%       0.00%   34.67% to  35.21%
  4/30/2009      1,283,469   8.03 to 10.11(4)   11,009,858  0.85% to 1.25%       3.73%  -48.39% to -48.19%
  4/30/2008      1,900,582  15.49 to 19.60(4)   31,204,073  0.85% to 1.25%       1.67%   -5.30% to  -4.92%
  4/30/2007      1,930,818  16.29 to 20.69(4)   33,618,066  0.85% to 1.25%       1.26%   17.01% to  17.48%

MFS Massachusetts Investors Trust Portfolio (Class 1)
-----------------------------------------------------
 12/31/2011        367,906  10.60 to 10.89       4,000,677  0.85% to 1.10%       0.68%   -2.98% to  -2.74%
 12/31/2010        404,967  10.93 to 11.20       4,527,131  0.85% to 1.10%       0.98%    4.44% to   4.62%
  4/30/2010        432,720  10.47 to 10.71       4,622,329  0.85% to 1.10%       1.21%   34.18% to  34.52%
  4/30/2009        388,579   7.80 to  7.96       3,085,844  0.85% to 1.10%       1.20%  -32.13% to -31.96%
  4/30/2008        492,672  11.49 to 11.70       5,753,833  0.85% to 1.10%       1.18%    0.51% to   0.77%
  4/30/2007        571,906  11.43 to 11.61       6,629,932  0.85% to 1.10%       0.70%   12.29% to  12.57%

MFS Total Return Portfolio (Class 1)
------------------------------------
 12/31/2011      5,205,010  16.12 to 16.56      86,038,905  0.85% to 1.10%       2.58%    0.81% to   1.06%
 12/31/2010      6,412,067  15.99 to 16.39     104,898,990  0.85% to 1.10%       2.95%    4.39% to   4.56%
  4/30/2010      7,118,289  15.32 to 15.67     111,383,180  0.85% to 1.10%       3.72%   23.71% to  24.02%
  4/30/2009      8,100,695  12.38 to 12.64     102,227,600  0.85% to 1.10%       3.66%  -21.50% to -21.30%
  4/30/2008     10,055,681  15.77 to 16.06     161,294,974  0.85% to 1.10%       2.66%   -4.27% to  -4.03%
  4/30/2007     10,626,450  16.47 to 16.73     177,627,795  0.85% to 1.10%       2.38%   12.03% to  12.31%

Mid-Cap Growth Portfolio (Class 1)
----------------------------------
 12/31/2011        372,085   9.23 to  9.48       3,521,322  0.85% to 1.10%       0.00%   -6.96% to  -6.73%
 12/31/2010        424,605   9.92 to 10.16       4,305,607  0.85% to 1.10%       0.00%   13.02% to  13.21%
  4/30/2010        415,544   8.78 to  8.98       3,721,809  0.85% to 1.10%       0.00%   39.52% to  39.87%
  4/30/2009        361,701   6.29 to  6.42       2,318,266  0.85% to 1.10%       0.00%  -33.90% to -33.74%
  4/30/2008        441,212   9.52 to  9.69       4,268,355  0.85% to 1.10%       0.24%    1.85% to   2.10%
  4/30/2007        432,792   9.34 to  9.49       4,101,234  0.85% to 1.10%       0.00%    2.10% to   2.35%

Real Estate Portfolio (Class 1)
-------------------------------
 12/31/2011        192,759  24.49 to 29.72       5,299,776  0.85% to 1.25%       0.94%    6.81% to   7.23%
 12/31/2010        219,696  22.93 to 27.71       5,631,167  0.85% to 1.25%       1.85%    4.77% to   5.05%
  4/30/2010        243,412  21.89 to 26.38       5,984,972  0.85% to 1.25%       2.02%   55.42% to  56.04%
  4/30/2009        299,890  14.08 to 16.91       4,756,909  0.85% to 1.25%       4.34%  -49.67% to -49.47%
  4/30/2008        382,374  27.98 to 33.46      11,983,610  0.85% to 1.25%       1.55%  -16.91% to -16.58%
  4/30/2007        589,555  33.68 to 40.11      22,020,106  0.85% to 1.25%       1.24%   25.16% to  25.66%

Small Company Value Portfolio (Class 1)
---------------------------------------
 12/31/2011        141,214  18.87 to 26.09       3,681,375  0.85% to 1.25%       0.36%   -4.43% to  -4.07%
 12/31/2010        200,102  19.67 to 27.30       5,459,250  0.85% to 1.25%       0.59%    6.83% to   7.09%
  4/30/2010        196,455  18.36 to 25.55       5,017,112  0.85% to 1.25%       0.75%   49.63% to  50.20%
  4/30/2009        196,515  12.23 to 17.08       3,353,978  0.85% to 1.25%       0.59%  -32.17% to -31.88%
  4/30/2008        247,131  17.95 to 25.18       6,218,989  0.85% to 1.25%       0.00%  -13.59% to -13.23%
  4/30/2007        340,916  20.69 to 29.13       9,928,447  0.85% to 1.25%       0.01%    7.15% to   7.58%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES (continued)

                    At December 31 or April 30                For the Period Ended December 31 or April 30
----------------------------------------------------------  -----------------------------------------------------
                             Unit Fair Value                 Expense Ratio  Investment        Total Return
                               Lowest to        Net Assets     Lowest          Income           Lowest to
    Year           Units       Highest ($)         ($)      to Highest (1)   Ratio (2)         Highest (3)
--------------   ---------  -----------------  -----------  --------------  ----------  -------------------------
Technology Portfolio (Class 1)
------------------------------
 12/31/2011        139,237   2.24 to  2.30         318,713  0.85% to 1.10%       0.00%   -6.42%     to  -6.18%
 12/31/2010        174,817   2.39 to  2.45         427,041  0.85% to 1.10%       0.00%   10.55%     to  10.73%
  4/30/2010        205,324   2.16 to  2.21         453,275  0.85% to 1.10%       0.00%   40.56%     to  40.91%
  4/30/2009        161,321   1.54 to  1.57         252,953  0.85% to 1.10%       0.00%  -35.24%     to -35.07%
  4/30/2008        177,656   2.38 to  2.42         429,037  0.85% to 1.10%       0.00%   -1.43%     to  -1.18%
  4/30/2007        147,503   2.41 to  2.45         360,403  0.85% to 1.10%       0.00%    1.20%     to   1.45%

Telecom Utility Portfolio (Class 1)
-----------------------------------
 12/31/2011        142,761  13.21 to 17.58(4)    2,245,084  0.85% to 1.25%       2.35%    4.95%     to   5.26%(5)
 12/31/2010        139,789  12.55 to 16.75(4)    2,144,987  0.85% to 1.25%       2.90%   11.41%     to  11.76%
  4/30/2010        156,310  11.23 to 15.03(4)    2,123,879  0.85% to 1.25%       5.35%   34.46%     to  35.00%
  4/30/2009        185,202   8.32 to 11.18(4)    1,862,882  0.85% to 1.25%       3.03%  -37.78%     to -37.56%(5)
  4/30/2008        222,071  13.32 to 17.97(4)    3,621,268  0.85% to 1.25%       3.04%    7.31%     to   7.53%(5)
  4/30/2007        228,872  12.39 to 16.75(4)    3,559,841  0.85% to 1.25%       3.49%   29.03%     to  29.65%

Total Return Bond Portfolio (Class 1)
-------------------------------------
 12/31/2011      1,281,945  19.82 to 28.77(4)   26,095,979  0.85% to 1.25%       1.56%    5.05%     to   5.47%
 12/31/2010      1,239,222  18.80 to 27.39(4)   23,994,780  0.85% to 1.25%       2.76%    2.34%     to   2.61%
  4/30/2010      1,092,584  18.32 to 26.76(4)   20,624,924  0.85% to 1.25%       1.93%    9.76%     to  10.20%
  4/30/2009        902,304  16.62 to 24.38(4)   15,551,746  0.85% to 1.25%       3.08%    6.13%     to   6.56%
  4/30/2008        431,252  15.60 to 22.97(4)    7,169,673  0.85% to 1.25%       6.45%    1.70%     to   2.11%
  4/30/2007        441,898  15.28 to 22.59(4)    7,255,884  0.85% to 1.25%       7.41%    9.53%     to   9.97%

Aggressive Growth Portfolio (Class 3)
-------------------------------------
 12/31/2011         47,837   7.92 to  8.07         385,850  0.85% to 1.20%       0.00%  -12.26%(10) to  -3.05%
 12/31/2010         51,038   8.18 to  8.33         424,825  0.85% to 1.10%       0.00%    7.44%     to   7.56%
  4/30/2010         69,587   7.62 to  7.74         538,324  0.85% to 1.10%       0.00%   48.54%     to  48.66%
  4/30/2009         62,443   5.13 to  5.21         325,076  0.85% to 1.10%       0.39%  -45.75%     to -45.71%
  4/30/2008         54,796   9.45 to  9.59         525,484  0.85% to 1.10%       0.38%  -19.04%     to -18.99%
  4/30/2007         27,200  11.67 to 11.84         321,940  0.85% to 1.10%       0.00%   13.05%(6)  to  13.31%(6)

Alliance Growth Portfolio (Class 3)
-----------------------------------
 12/31/2011      1,143,404   7.76 to  7.99       9,130,254  0.85% to 1.20%       0.21%  -10.19%(10) to  -3.37%
 12/31/2010      1,411,151   8.07 to  8.27      11,662,541  0.85% to 1.10%       0.65%    5.98%     to   6.16%
  4/30/2010      1,563,530   7.61 to  7.79      12,172,881  0.85% to 1.10%       0.32%   33.95%     to  34.29%
  4/30/2009      1,773,630   5.68 to  5.80      10,283,061  0.85% to 1.10%       0.00%  -31.66%     to -31.49%
  4/30/2008      1,941,059   8.31 to  8.47      16,426,222  0.85% to 1.10%       0.00%   -0.68%     to  -0.43%
  4/30/2007      1,540,187   8.37 to  8.50      13,090,904  0.85% to 1.10%       0.00%    2.62%(6)  to   2.89%(6)

Balanced Portfolio (Class 3)
----------------------------
 12/31/2011        398,661   9.88 to 10.22       4,064,697  0.85% to 1.20%       1.57%   -4.37%(10) to   1.16%
 12/31/2010        333,373   9.79 to 10.10       3,367,472  0.85% to 1.10%       1.69%    5.09%     to   5.27%
  4/30/2010        319,769   9.32 to  9.60       3,067,877  0.85% to 1.10%       2.79%   27.94%     to  28.26%
  4/30/2009        266,206   7.28 to  7.48       1,991,393  0.85% to 1.10%       3.37%  -23.43%     to -23.18%
  4/30/2008        157,604   9.51 to  9.74       1,535,078  0.85% to 1.10%       2.44%   -4.61%     to  -4.07%
  4/30/2007         72,752   9.97 to 10.15         738,657  0.85% to 1.10%       2.46%   11.39%(6)  to  11.95%(6)

Blue Chip Growth Portfolio (Class 3)
------------------------------------
 12/31/2011        304,672   5.65 to  5.85       1,777,763  0.85% to 1.20%       0.01%  -12.42%(10) to  -6.62%
 12/31/2010        249,608   6.07 to  6.26       1,562,629  0.85% to 1.10%       0.08%    6.77%     to   6.89%
  4/30/2010        220,394   5.68 to  5.86       1,290,834  0.85% to 1.10%       0.05%   32.36%     to  32.80%
  4/30/2009        199,873   4.29 to  4.41         881,600  0.85% to 1.10%       0.19%  -31.94%     to -31.54%
  4/30/2008        114,836   6.31 to  6.44         739,922  0.85% to 1.10%       0.09%   -0.82%     to  -0.44%
  4/30/2007         31,532   6.36 to  6.47         204,059  0.85% to 1.10%       0.01%    9.90%(6)  to  10.38%(6)

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES (continued)

                    At December 31 or April 30                   For the Period Ended December 31 or April 30
----------------------------------------------------------  ---------------------------------------------------------
                             Unit Fair Value                 Expense Ratio  Investment          Total Return
                               Lowest to        Net Assets     Lowest          Income            Lowest to
    Year           Units       Highest ($)         ($)      to Highest (1)   Ratio (2)          Highest (3)
--------------   ---------  -----------------  -----------  --------------  ----------  -----------------------------
Capital Growth Portfolio (Class 3)
----------------------------------
 12/31/2011        409,439   7.39 to  7.60       3,109,242  0.85% to 1.20%       0.00%   -9.14%(10) to  -2.39%
 12/31/2010        477,946   7.59 to  7.78       3,719,204  0.85% to 1.10%       0.00%    5.67%     to   5.85%
  4/30/2010        506,120   7.18 to  7.35       3,721,024  0.85% to 1.10%       0.00%   32.83%     to  33.17%
  4/30/2009        542,220   5.41 to  5.52       2,993,747  0.85% to 1.10%       0.00%  -38.21%     to -38.05%
  4/30/2008        315,718   8.75 to  8.92       2,814,010  0.85% to 1.10%       0.80%    1.39%     to   1.65%
  4/30/2007        111,654   8.63 to  8.77         978,668  0.85% to 1.10%       0.07%   14.37%(6)  to  14.75%(6)

Cash Management Portfolio (Class 3)
-----------------------------------
 12/31/2011      1,171,718  11.11 to 11.46      13,425,444  0.85% to 1.20%       0.00%   -1.37%     to  -1.06%(5)(10)
 12/31/2010        934,751  11.29 to 11.62      10,863,494  0.85% to 1.10%       0.00%   -1.04%     to  -0.89%
  4/30/2010        925,860  11.41 to 11.73      10,857,389  0.85% to 1.10%       2.47%   -1.41%     to  -1.16%
  4/30/2009      1,880,894  11.57 to 11.87      22,315,806  0.85% to 1.10%       3.30%   -0.81%     to  -0.48%
  4/30/2008        903,247  11.66 to 11.92      10,769,286  0.85% to 1.10%       2.74%    1.90%     to   2.34%
  4/30/2007        221,901  11.45 to 11.65       2,585,109  0.85% to 1.10%       1.18%    3.06%(6)  to   3.78%(6)

Corporate Bond Portfolio (Class 3)
----------------------------------
 12/31/2011      8,239,617  20.41 to 20.99     172,812,534  0.85% to 1.20%       5.97%    1.50%(10) to   5.25%
 12/31/2010      9,427,409  19.45 to 19.94     187,925,968  0.85% to 1.10%       6.09%    4.30%     to   4.47%
  4/30/2010     10,147,495  18.64 to 19.09     193,626,348  0.85% to 1.10%       5.66%   26.55%     to  26.87%
  4/30/2009     10,287,566  14.73 to 15.05     154,733,770  0.85% to 1.10%       4.44%   -3.61%     to  -3.37%
  4/30/2008      7,546,558  15.29 to 15.57     117,474,094  0.85% to 1.10%       3.28%    3.02%     to   3.28%
  4/30/2007      2,737,040  14.84 to 15.08      41,252,054  0.85% to 1.10%       2.33%    7.41%(6)  to   7.69%(6)

Davis Venture Value Portfolio (Class 3)
---------------------------------------
 12/31/2011      5,871,997  13.44 to 13.84      81,238,583  0.85% to 1.20%       1.07%  -11.67%(10) to  -5.28%
 12/31/2010      6,586,099  14.25 to 14.62      96,224,930  0.85% to 1.10%       0.56%    6.03%     to   6.20%
  4/30/2010      7,158,170  13.44 to 13.76      98,476,046  0.85% to 1.10%       1.19%   37.11%     to  37.45%
  4/30/2009      7,608,802   9.81 to 10.01      76,156,795  0.85% to 1.10%       1.65%  -36.51%     to -36.35%
  4/30/2008      5,189,859  15.44 to 15.73      81,616,529  0.85% to 1.10%       0.65%   -4.02%     to  -3.78%
  4/30/2007      2,334,998  16.09 to 16.35      38,159,680  0.85% to 1.10%       0.47%   14.21%(6)  to  14.51%(6)

"Dogs" Of Wall Street Portfolio (Class 3)
-----------------------------------------
 12/31/2011        103,475  16.21 to 16.66(4)    1,722,968  0.85% to 1.20%       2.23%    2.41%(10) to  11.45%
 12/31/2010         82,111  14.58 to 14.95       1,226,943  0.85% to 1.10%       2.75%    7.34%     to   7.53%
  4/30/2010         55,223  13.58 to 13.90         766,925  0.85% to 1.10%       4.12%   36.87%     to  37.22%
  4/30/2009         58,953   9.92 to 10.13         596,737  0.85% to 1.10%       3.41%  -31.79%     to -31.62%
  4/30/2008         58,757  14.55 to 14.81         869,654  0.85% to 1.10%       1.87%   -6.91%     to  -6.68%
  4/30/2007         15,406  15.63 to 15.87         244,392  0.85% to 1.10%       1.08%   16.65%(6)  to  17.21%(6)

Emerging Markets Portfolio (Class 3)
------------------------------------
 12/31/2011        432,992  20.99 to 21.54       9,319,379  0.85% to 1.20%       0.40%  -30.13%(10) to -26.90%
 12/31/2010        420,192  28.80 to 29.47      12,376,243  0.85% to 1.10%       1.22%   15.28%     to  15.47%
  4/30/2010        430,023  24.98 to 25.52      10,970,729  0.85% to 1.10%       0.00%   52.21%     to  52.60%
  4/30/2009        445,284  16.41 to 16.72       7,445,005  0.85% to 1.10%       1.78%  -46.81%     to -46.67%
  4/30/2008        187,242  30.86 to 31.36       5,869,661  0.85% to 1.10%       1.52%   20.38%     to  20.68%
  4/30/2007         78,177  25.63 to 25.99       2,030,305  0.85% to 1.10%       0.43%   15.89%(6)  to  16.18%(6)

Equity Opportunities Portfolio (Class 3)
----------------------------------------
 12/31/2011         90,495  11.75 to 12.06(4)    1,089,923  0.85% to 1.20%       0.29%   -6.08%(10) to  -1.20%
 12/31/2010        105,630  11.91 to 12.21       1,288,119  0.85% to 1.10%       0.48%    8.87%     to   9.05%
  4/30/2010         94,238  10.94 to 11.20       1,054,142  0.85% to 1.10%       0.88%   32.17%     to  32.51%
  4/30/2009         86,148   8.28 to  8.45         727,097  0.85% to 1.10%       1.45%  -32.30%     to -32.13%
  4/30/2008         77,706  12.23 to 12.45         966,485  0.85% to 1.10%       1.48%   -8.09%     to  -7.86%
  4/30/2007         44,392  13.31 to 13.51         599,323  0.85% to 1.10%       0.91%   11.80%(6)  to  12.09%(6)

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES (continued)

                    At December 31 or April 30                For the Period Ended December 31 or April 30
----------------------------------------------------------  -----------------------------------------------------
                             Unit Fair Value                 Expense Ratio  Investment        Total Return
                               Lowest to        Net Assets     Lowest          Income           Lowest to
    Year           Units       Highest ($)         ($)      to Highest (1)   Ratio (2)         Highest (3)
--------------   ---------  -----------------  -----------  --------------  ----------  -------------------------
Foreign Value Portfolio (Class 3)
---------------------------------
 12/31/2011      7,616,670   8.39 to  8.51      64,786,340  0.85% to 1.20%       1.48%  -22.25%(10) to -12.60%
 12/31/2010      6,558,989   9.63 to  9.74      63,868,282  0.85% to 1.10%       1.86%    4.56%     to   4.73%
  4/30/2010      6,529,426   9.21 to  9.30      60,706,930  0.85% to 1.10%       2.38%   28.85%     to  29.18%
  4/30/2009      6,208,269   7.15 to  7.20      44,685,557  0.85% to 1.10%       3.27%  -39.79%     to -39.64%
  4/30/2008      3,247,960  11.87 to 11.93      38,732,779  0.85% to 1.10%       1.64%   -2.48%     to  -2.24%
  4/30/2007      1,412,237  12.17 to 12.20      17,227,088  0.85% to 1.10%       0.51%   21.70%(6)  to  21.99%(6)

Fundamental Growth Portfolio (Class 3)
--------------------------------------
 12/31/2011        422,765   6.48 to  6.70       2,829,282  0.85% to 1.20%       0.00%  -14.02%(10) to  -6.51%
 12/31/2010        480,725   6.94 to  7.16       3,442,185  0.85% to 1.10%       0.00%   11.34%     to  11.55%
  4/30/2010        531,294   6.24 to  6.42       3,410,422  0.85% to 1.10%       0.00%   33.50%     to  33.89%
  4/30/2009        549,106   4.67 to  4.80       2,632,658  0.85% to 1.10%       0.00%  -40.80%     to -40.64%
  4/30/2008        177,756   7.89 to  8.08       1,435,774  0.85% to 1.10%       0.00%    6.18%     to   6.83%
  4/30/2007         11,279   7.43 to  7.56          85,279  0.85% to 1.10%       0.00%    4.81%(6)  to   5.26%(6)

Global Bond Portfolio (Class 3)
-------------------------------
 12/31/2011      1,469,111  17.52 to 18.02      26,445,146  0.85% to 1.20%       2.01%    0.95%(10) to   4.59%
 12/31/2010      1,577,747  16.81 to 17.23      27,168,762  0.85% to 1.10%       3.96%    5.16%     to   5.34%
  4/30/2010      1,619,008  15.98 to 16.35      26,465,854  0.85% to 1.10%       3.16%   10.67%     to  10.95%
  4/30/2009      1,434,506  14.44 to 14.74      21,135,804  0.85% to 1.10%       3.23%   -4.72%     to  -4.48%
  4/30/2008        818,108  15.16 to 15.43      12,619,049  0.85% to 1.10%       0.24%   13.46%     to  13.74%
  4/30/2007        191,065  13.36 to 13.57       2,590,965  0.85% to 1.10%       5.37%    2.58%(6)  to   2.83%(6)

Global Equities Portfolio (Class 3)
-----------------------------------
 12/31/2011        133,917   8.43 to  8.63       1,155,601  0.85% to 1.20%       0.76%  -18.94%(10) to -11.37%
 12/31/2010        146,494   9.53 to  9.74       1,426,354  0.85% to 1.10%       1.57%    8.66%     to   8.74%
  4/30/2010        143,787   8.77 to  8.95       1,287,438  0.85% to 1.10%       2.36%   37.36%     to  37.50%
  4/30/2009        129,923   6.38 to  6.51         846,044  0.85% to 1.10%       2.42%  -41.69%     to -41.62%
  4/30/2008        150,531  10.95 to 11.15       1,678,705  0.85% to 1.10%       1.03%   -3.74%     to  -3.51%
  4/30/2007        112,385  11.38 to 11.56       1,298,904  0.85% to 1.10%       0.40%   16.27%(6)  to  16.66%(6)

Growth Opportunities Portfolio (Class 3)
----------------------------------------
 12/31/2011      3,300,537   5.99 to  6.18      19,802,800  0.85% to 1.20%       0.00%  -14.75%(10) to  -3.44%
 12/31/2010      3,274,795   6.21 to  6.41      20,338,574  0.85% to 1.10%       0.00%    9.70%     to   9.89%
  4/30/2010      3,373,930   5.65 to  5.84      19,069,413  0.85% to 1.10%       0.00%   34.89%     to  35.23%
  4/30/2009      2,777,829   4.18 to  4.33      11,608,941  0.85% to 1.10%       0.00%  -31.65%     to -31.48%
  4/30/2008        191,851   6.10 to  6.34       1,170,449  0.85% to 1.10%       0.00%    2.16%     to   2.42%
  4/30/2007         87,358   5.95 to  6.21         520,946  0.85% to 1.10%       0.00%   -0.96%(6)  to  -0.64%(6)

Growth-Income Portfolio (Class 3)
---------------------------------
 12/31/2011        694,256   9.32 to  9.62       6,662,058  0.85% to 1.20%       0.78%   -2.42%(10) to   7.15%
 12/31/2010        522,961   8.72 to  8.98       4,693,013  0.85% to 1.10%       0.76%    5.92%     to   6.10%
  4/30/2010        572,944   8.23 to  8.46       4,846,592  0.85% to 1.10%       1.05%   30.75%     to  31.07%
  4/30/2009        617,396   6.29 to  6.46       3,984,803  0.85% to 1.10%       1.00%  -37.67%     to -37.51%
  4/30/2008        569,721  10.10 to 10.33       5,885,515  0.85% to 1.10%       0.66%   -5.37%     to  -5.08%
  4/30/2007        101,291  10.67 to 10.89       1,102,657  0.85% to 1.10%       0.21%    8.52%(6)  to   9.30%(6)

High-Yield Bond Portfolio (Class 3)
-----------------------------------
 12/31/2011      2,111,423  16.16 to 16.60      35,021,899  0.85% to 1.20%       8.04%   -2.85%(10) to   3.14%
 12/31/2010      2,404,124  15.72 to 16.09      38,673,554  0.85% to 1.10%       9.48%    6.31%     to   6.49%
  4/30/2010      2,616,062  14.78 to 15.11      39,518,502  0.85% to 1.10%       8.11%   36.42%     to  36.76%
  4/30/2009      2,789,881  10.84 to 11.05      30,816,932  0.85% to 1.10%      12.02%  -25.81%     to -25.62%
  4/30/2008      1,832,333  14.61 to 14.86      27,212,609  0.85% to 1.10%       6.49%   -3.93%     to  -3.69%
  4/30/2007        450,753  15.20 to 15.42       6,950,276  0.85% to 1.10%       4.12%   10.71%(6)  to  10.99%(6)

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES (continued)

                    At December 31 or April 30                For the Period Ended December 31 or April 30
----------------------------------------------------------  -----------------------------------------------------
                             Unit Fair Value                 Expense Ratio  Investment        Total Return
                               Lowest to        Net Assets     Lowest          Income           Lowest to
    Year           Units       Highest ($)         ($)      to Highest (1)   Ratio (2)         Highest (3)
--------------   ---------  -----------------  -----------  --------------  ----------  -------------------------
International Diversified Equities Portfolio (Class 3)
------------------------------------------------------
 12/31/2011        599,697   7.55 to  7.75       4,648,045  0.85% to 1.20%       1.90%  -22.60%(10) to -15.54%
 12/31/2010        651,102   8.96 to  9.18       5,975,811  0.85% to 1.10%       3.95%    9.50%     to   9.68%
  4/30/2010        686,627   8.19 to  8.37       5,745,607  0.85% to 1.10%       0.99%   33.60%     to  33.93%
  4/30/2009        739,607   6.13 to  6.25       4,621,050  0.85% to 1.10%       4.05%  -42.47%     to -42.33%
  4/30/2008        519,361  10.65 to 10.84       5,626,325  0.85% to 1.10%       1.75%    2.37%     to   2.62%
  4/30/2007        215,249  10.40 to 10.56       2,272,248  0.85% to 1.10%       0.16%   14.62%(6)  to  14.92%(6)

International Growth and Income Portfolio (Class 3)
---------------------------------------------------
 12/31/2011      3,349,655   9.55 to  9.81      32,850,575  0.85% to 1.20%       2.89%  -22.26%(10) to -14.74%
 12/31/2010      3,435,373  11.23 to 11.51      39,518,531  0.85% to 1.10%       3.95%    6.93%     to   7.11%
  4/30/2010      3,640,836  10.50 to 10.74      39,102,219  0.85% to 1.10%       0.00%   34.53%     to  34.87%
  4/30/2009      3,804,703   7.81 to  7.97      30,298,969  0.85% to 1.10%       3.17%  -48.45%     to -48.32%
  4/30/2008      1,501,532  15.14 to 15.41      23,134,118  0.85% to 1.10%       1.28%   -5.39%     to  -5.16%
  4/30/2007        423,527  16.01 to 16.25       6,879,058  0.85% to 1.10%       0.63%   16.72%(6)  to  17.01%(6)

Marsico Focused Growth Portfolio (Class 3)
------------------------------------------
 12/31/2011        317,623   9.85 to  9.99       3,170,730  0.85% to 1.20%       0.11%   -9.03%(10) to  -2.52%
 12/31/2010        296,194  10.13 to 10.25       3,034,983  0.85% to 1.10%       0.22%    8.64%     to   8.83%
  4/30/2010        301,502   9.33 to  9.42       2,839,063  0.85% to 1.10%       0.46%   35.74%     to  36.08%
  4/30/2009        314,756   6.87 to  6.92       2,178,337  0.85% to 1.10%       0.27%  -36.46%     to -36.30%
  4/30/2008        305,656  10.81 to 10.87       3,320,771  0.85% to 1.10%       0.00%    3.19%     to   3.44%
  4/30/2007        203,598  10.48 to 10.51       2,138,576  0.85% to 1.10%       0.00%    4.80%(6)  to   5.06%(6)

MFS Massachusetts Investors Trust Portfolio (Class 3)
-----------------------------------------------------
 12/31/2011      3,118,241  10.31 to 10.73      33,390,332  0.85% to 1.20%       0.49%  -10.26%(10) to  -2.98%
 12/31/2010      2,648,537  10.66 to 11.06      29,288,673  0.85% to 1.10%       0.79%    4.27%     to   4.44%
  4/30/2010      2,600,213  10.23 to 10.59      27,533,113  0.85% to 1.10%       1.03%   33.85%     to  34.19%
  4/30/2009      2,201,312   7.64 to  7.90      17,372,829  0.85% to 1.10%       0.66%  -32.30%     to -32.13%
  4/30/2008         45,027  11.29 to 11.63         523,067  0.85% to 1.10%       0.90%    0.24%     to   0.51%
  4/30/2007         15,110  11.26 to 11.57         174,212  0.85% to 1.10%       0.21%   12.58%(6)  to  12.91%(6)

MFS Total Return Portfolio (Class 3)
------------------------------------
 12/31/2011      6,808,929  15.87 to 16.32     111,079,120  0.85% to 1.20%       2.36%   -4.82%(10) to   0.81%
 12/31/2010      7,873,765  15.79 to 16.19     127,438,495  0.85% to 1.10%       2.72%    4.21%     to   4.38%
  4/30/2010      8,613,941  15.16 to 15.51     133,562,906  0.85% to 1.10%       3.43%   23.40%     to  23.71%
  4/30/2009      9,125,344  12.28 to 12.54     114,373,843  0.85% to 1.10%       3.37%  -21.69%     to -21.50%
  4/30/2008      7,467,400  15.68 to 15.97     119,224,419  0.85% to 1.10%       2.18%   -4.52%     to  -4.28%
  4/30/2007      2,743,739  16.43 to 16.69      45,763,499  0.85% to 1.10%       1.25%   12.13%(6)  to  12.42%(6)

Mid-Cap Growth Portfolio (Class 3)
----------------------------------
 12/31/2011        845,004   9.09 to  9.35       7,862,931  0.85% to 1.20%       0.00%  -15.38%(10) to  -6.96%
 12/31/2010        366,167   9.80 to 10.05       3,675,201  0.85% to 1.10%       0.00%   12.83%     to  13.02%
  4/30/2010        281,931   8.69 to  8.89       2,504,081  0.85% to 1.10%       0.00%   39.17%     to  39.52%
  4/30/2009        222,621   6.24 to  6.37       1,417,554  0.85% to 1.10%       0.00%  -34.07%     to -33.90%
  4/30/2008        163,829   9.47 to  9.64       1,578,667  0.85% to 1.10%       0.03%    1.59%     to   1.85%
  4/30/2007         90,634   9.32 to  9.46         857,521  0.85% to 1.10%       0.00%    2.69%(6)  to   2.94%(6)

Real Estate Portfolio (Class 3)
-------------------------------
 12/31/2011        808,937  28.50 to 29.28      23,668,467  0.85% to 1.20%       0.77%   -4.23%(10) to   6.97%
 12/31/2010        896,420  26.71 to 27.38      24,530,928  0.85% to 1.10%       1.65%    4.70%     to   4.87%
  4/30/2010        940,383  25.51 to 26.10      24,538,873  0.85% to 1.10%       1.63%   55.26%     to  55.65%
  4/30/2009      1,120,199  16.43 to 16.77      18,781,465  0.85% to 1.10%       3.18%  -49.72%     to -49.60%
  4/30/2008        195,450  32.68 to 33.27       6,501,661  0.85% to 1.10%       1.26%  -17.00%     to -16.79%
  4/30/2007        102,154  39.37 to 39.99       4,083,352  0.85% to 1.10%       0.58%   26.23%(6)  to  26.59%(6)

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES (continued)

                    At December 31 or April 30                For the Period Ended December 31 or April 30
----------------------------------------------------------  -----------------------------------------------------
                             Unit Fair Value                 Expense Ratio  Investment        Total Return
                               Lowest to        Net Assets     Lowest          Income           Lowest to
    Year           Units       Highest ($)         ($)      to Highest (1)   Ratio (2)         Highest (3)
--------------   ---------  -----------------  -----------  --------------  ----------  -------------------------
Small & Mid Cap Value Portfolio (Class 3)
-----------------------------------------
 12/31/2011      4,147,775  10.59 to 10.75      44,564,972  0.85% to 1.20%       0.13%  -15.85%(10) to  -9.00%
 12/31/2010      4,109,354  11.67 to 11.81      48,532,574  0.85% to 1.10%       0.20%    4.45%     to   4.63%
  4/30/2010      4,387,802  11.18 to 11.29      49,530,176  0.85% to 1.10%       0.53%   59.19%     to  59.59%
  4/30/2009      4,937,535   7.02 to  7.07      34,926,394  0.85% to 1.10%       0.23%  -33.50%     to -33.33%
  4/30/2008      1,362,455  10.56 to 10.61      14,456,548  0.85% to 1.10%       0.44%   -7.76%     to  -7.52%
  4/30/2007        908,556  11.44 to 11.47      10,425,086  0.85% to 1.10%       0.05%   14.45%(6)  to  14.75%(6)

Small Company Value Portfolio (Class 3)
---------------------------------------
 12/31/2011      2,899,537   9.51 to  9.64      27,942,383  0.85% to 1.20%       0.23%  -10.53%(10) to  -4.28%
 12/31/2010      2,866,624   9.96 to 10.07      28,873,321  0.85% to 1.10%       0.45%    6.76%     to   6.93%
  4/30/2010      3,141,661   9.33 to  9.42      29,592,411  0.85% to 1.10%       0.51%   49.48%     to  49.86%
  4/30/2009      3,367,697   6.24 to  6.29      21,168,104  0.85% to 1.10%       0.23%  -32.24%     to -32.07%
  4/30/2008      1,666,072   9.21 to  9.25      15,416,331  0.85% to 1.10%       0.00%  -13.70%     to -13.48%
  4/30/2007        314,883  10.67 to 10.70       3,367,814  0.85% to 1.10%       0.00%    6.69%(6)  to   6.96%(6)

Technology Portfolio (Class 3)
------------------------------
 12/31/2011        258,808   2.19 to  2.26(4)      586,022  0.85% to 1.20%       0.00%  -10.46%(10) to  -6.42%(5)
 12/31/2010        320,218   2.33 to  2.42         774,855  0.85% to 1.10%       0.00%   10.18%     to  10.55%
  4/30/2010        316,033   2.12 to  2.19         691,777  0.85% to 1.10%       0.00%   39.38%     to  40.56%
  4/30/2009        287,583   1.52 to  1.56         447,853  0.85% to 1.10%       0.00%  -35.51%     to -35.24%
  4/30/2008        149,648   2.36 to  2.40         359,865  0.85% to 1.10%       0.00%   -1.83%     to  -1.43%
  4/30/2007         16,146   2.40 to  2.44          39,385  0.85% to 1.10%       0.00%    1.36%(6)  to   1.72%(6)

Telecom Utility Portfolio (Class 3)
-----------------------------------
 12/31/2011         93,254  11.91 to 12.23       1,138,993  0.85% to 1.20%       2.19%   -5.86%(10) to   5.10%
 12/31/2010         73,098  11.37 to 11.64         849,771  0.85% to 1.10%       2.69%   11.33%     to  11.51%
  4/30/2010         69,438  10.21 to 10.43         723,892  0.85% to 1.10%       5.09%   34.32%     to  34.66%
  4/30/2009         83,648   7.60 to  7.75         647,657  0.85% to 1.10%       2.67%  -37.85%     to -37.69%
  4/30/2008         58,854  12.23 to 12.44         731,526  0.85% to 1.10%       1.42%    7.16%     to   7.50%
  4/30/2007          2,799  11.41 to 11.57          32,370  0.85% to 1.10%       0.48%   21.19%(7)  to  21.26%(7)

Total Return Bond Portfolio (Class 3)
-------------------------------------
 12/31/2011      5,088,050  19.02 to 19.54      99,250,165  0.85% to 1.20%       1.25%    3.53%(10) to   5.20%
 12/31/2010      4,449,892  18.13 to 18.57      82,619,693  0.85% to 1.10%       2.51%    2.27%     to   2.44%
  4/30/2010      4,202,010  17.73 to 18.13      76,162,443  0.85% to 1.10%       1.76%    9.65%     to   9.93%
  4/30/2009      2,997,955  16.17 to 16.49      49,435,090  0.85% to 1.10%       2.66%    6.03%     to   6.29%
  4/30/2008        189,877  15.25 to 15.52       2,945,070  0.85% to 1.10%       5.88%    1.60%     to   1.85%
  4/30/2007        102,373  15.01 to 15.23       1,559,010  0.85% to 1.10%       3.60%    9.42%(6)  to   9.69%(6)

Invesco Van Kampen V.I. Capital Growth Fund (Series II)
-------------------------------------------------------
 12/31/2011        547,888  10.34 to 10.58       5,785,568  0.85% to 1.20%       0.00%  -14.09%(10) to  -7.18%
 12/31/2010        666,338  11.18 to 11.39       7,580,846  0.85% to 1.10%       0.00%    9.80%     to   9.98%
  4/30/2010        767,800  10.18 to 10.36       7,944,554  0.85% to 1.10%       0.00%   45.23%     to  45.60%
  4/30/2009        772,256   7.01 to  7.12       5,488,421  0.85% to 1.10%       0.00%  -35.91%     to -35.75%
  4/30/2008        877,919  10.94 to 11.08       9,713,264  0.85% to 1.10%       0.16%    5.44%     to   5.71%
  4/30/2007        900,337  10.37 to 10.48       9,424,612  0.85% to 1.10%       0.00%    0.76%     to   1.01%(5)

Invesco Van Kampen V.I. Comstock Fund (Series II)
-------------------------------------------------
 12/31/2011     16,891,729  12.46 to 12.78     215,633,423  0.85% to 1.20%       1.36%  -11.15%(10) to  -2.94%
 12/31/2010     19,127,871  12.87 to 13.17     251,638,506  0.85% to 1.10%       0.00%    7.37%     to   7.55%
  4/30/2010     21,032,261  11.99 to 12.24     257,294,911  0.85% to 1.10%       1.64%   40.23%     to  40.58%
  4/30/2009     23,758,537   8.55 to  8.71     206,766,356  0.85% to 1.10%       2.47%  -34.69%     to -34.53%
  4/30/2008     23,500,551  13.09 to 13.30     312,387,623  0.85% to 1.10%       1.97%  -13.48%     to -13.26%
  4/30/2007     19,886,050  15.13 to 15.34     304,736,859  0.85% to 1.10%       1.25%   14.53%     to  14.82%(5)

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES (continued)

                    At December 31 or April 30                For the Period Ended December 31 or April 30
----------------------------------------------------------  -----------------------------------------------------
                             Unit Fair Value                 Expense Ratio  Investment        Total Return
                               Lowest to        Net Assets     Lowest          Income           Lowest to
    Year           Units       Highest ($)         ($)      to Highest (1)   Ratio (2)         Highest (3)
--------------   ---------  -----------------  -----------  --------------  ----------  -------------------------
Invesco Van Kampen V.I. Growth and Income Fund (Series II)
----------------------------------------------------------
 12/31/2011     15,734,906  14.10 to 14.49     227,760,765  0.85% to 1.20%       1.00%  -10.74%(10) to  -3.09%
 12/31/2010     17,602,934  14.59 to 14.96     263,027,122  0.85% to 1.10%       0.00%    3.50%     to   3.67%
  4/30/2010     19,037,638  14.10 to 14.43     274,405,440  0.85% to 1.10%       1.30%   40.26%     to  40.61%
  4/30/2009     20,637,120  10.05 to 10.26     211,553,323  0.85% to 1.10%       2.22%  -33.49%     to -33.32%
  4/30/2008     19,029,493  15.12 to 15.39     292,566,735  0.85% to 1.10%       1.67%   -8.76%     to  -8.53%
  4/30/2007     15,346,236  16.57 to 16.82     257,912,123  0.85% to 1.10%       1.60%   14.46%     to  14.75%(5)

Growth and Income Portfolio (Class VC)
-------------------------------------
 12/31/2011     10,291,928  11.44 to 11.73     120,543,506  0.85% to 1.20%       0.68%  -12.93%(10) to  -6.88%
 12/31/2010     12,237,231  12.32 to 12.59     153,938,811  0.85% to 1.10%       0.55%    5.04%     to   5.22%
  4/30/2010     13,672,902  11.73 to 11.97     163,475,589  0.85% to 1.10%       0.92%   38.67%     to  39.02%
  4/30/2009     15,241,513   8.46 to  8.61     131,090,165  0.85% to 1.10%       1.82%  -37.35%     to -37.19%
  4/30/2008     16,144,393  13.50 to 13.71     221,105,034  0.85% to 1.10%       1.28%   -6.87%     to  -6.63%
  4/30/2007     14,981,110  14.50 to 14.68     219,759,130  0.85% to 1.10%       1.25%   11.24%     to  11.52%(5)

Mid Cap Value Portfolio (Class VC)
----------------------------------
 12/31/2011      5,575,464  13.54 to 13.86(4)   77,188,094  0.85% to 1.20%       0.19%  -13.37%(10) to  -4.82%
 12/31/2010      6,800,474  14.25 to 14.57      98,941,298  0.85% to 1.10%       0.40%   11.10%     to  11.28%
  4/30/2010      7,674,773  12.83 to 13.09     100,348,573  0.85% to 1.10%       0.45%   43.62%     to  43.99%
  4/30/2009      8,811,469   8.93 to  9.09      80,026,356  0.85% to 1.10%       1.52%  -36.55%     to -36.40%
  4/30/2008     10,397,065  14.08 to 14.29     148,474,445  0.85% to 1.10%       0.46%  -16.11%     to -15.90%
  4/30/2007      9,734,214  16.78 to 16.99     165,297,895  0.85% to 1.10%       0.49%   17.11%     to  17.40%(5)

Asset Allocation Fund (Class 2)
-------------------------------
 12/31/2011     17,776,821  16.46 to 16.84     299,059,306  0.85% to 1.20%       1.80%   -6.35%(10) to   0.44%
 12/31/2010     20,548,416  16.43 to 16.76     344,228,504  0.85% to 1.10%       1.98%    7.01%     to   7.19%
  4/30/2010     22,456,212  15.36 to 15.64     350,977,590  0.85% to 1.10%       2.21%   25.69%     to  26.00%
  4/30/2009     24,735,961  12.22 to 12.41     306,848,165  0.85% to 1.10%       2.94%  -26.24%     to -26.06%
  4/30/2008     23,973,019  16.57 to 16.79     402,208,968  0.85% to 1.10%       2.19%   -3.24%     to  -3.00%
  4/30/2007     18,214,301  17.12 to 17.31     315,024,276  0.85% to 1.10%       2.14%    9.94%     to  10.21%(5)

Global Growth Fund (Class 2)
----------------------------
 12/31/2011     11,908,185  21.47 to 21.97     261,361,569  0.85% to 1.20%       1.27%  -17.13%(10) to  -9.66%
 12/31/2010     13,281,602  23.83 to 24.32     322,745,750  0.85% to 1.10%       1.49%    9.53%     to   9.71%
  4/30/2010     14,487,215  21.76 to 22.16     320,908,146  0.85% to 1.10%       1.29%   37.68%     to  38.03%
  4/30/2009     15,826,565  15.81 to 16.06     254,008,177  0.85% to 1.10%       2.18%  -34.28%     to -34.12%
  4/30/2008     15,374,374  24.05 to 24.37     374,542,455  0.85% to 1.10%       2.58%    1.92%     to   2.17%
  4/30/2007     12,313,486  23.60 to 23.86     293,600,783  0.85% to 1.10%       0.68%   15.39%     to  15.68%(5)

Growth Fund (Class 2)
---------------------
 12/31/2011     10,468,633  19.40 to 19.85     207,500,378  0.85% to 1.20%       0.59%  -12.83%(10) to  -5.09%
 12/31/2010     12,043,778  20.49 to 20.91     251,575,242  0.85% to 1.10%       0.72%    9.94%     to  10.13%
  4/30/2010     13,360,013  18.64 to 18.99     253,434,644  0.85% to 1.10%       0.60%   38.39%     to  38.74%
  4/30/2009     14,743,935  13.47 to 13.68     201,612,748  0.85% to 1.10%       0.99%  -37.78%     to -37.62%
  4/30/2008     14,604,346  21.64 to 21.94     320,152,992  0.85% to 1.10%       0.78%   -0.02%     to   0.23%
  4/30/2007     13,104,310  21.65 to 21.89     286,621,960  0.85% to 1.10%       0.78%    8.79%     to   9.06%(5)

Growth-Income Fund (Class 2)
----------------------------
 12/31/2011     21,562,653  16.47 to 16.87     363,374,312  0.85% to 1.20%       1.48%   -9.22%(10) to  -2.66%
 12/31/2010     25,263,731  16.97 to 17.33     437,446,407  0.85% to 1.10%       1.49%    5.15%     to   5.32%
  4/30/2010     27,563,259  16.14 to 16.45     453,154,537  0.85% to 1.10%       1.48%   33.77%     to  34.10%
  4/30/2009     30,081,713  12.06 to 12.27     368,806,501  0.85% to 1.10%       2.05%  -34.25%     to -34.09%
  4/30/2008     30,286,402  18.35 to 18.61     563,331,161  0.85% to 1.10%       1.55%   -5.45%     to  -5.21%
  4/30/2007     25,584,037  19.40 to 19.64     502,013,296  0.85% to 1.10%       1.51%   13.27%     to  13.55%(5)

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES (continued)

                    At December 31 or April 30                For the Period Ended December 31 or April 30
----------------------------------------------------------  -----------------------------------------------------
                             Unit Fair Value                 Expense Ratio  Investment        Total Return
                               Lowest to        Net Assets     Lowest          Income           Lowest to
    Year           Units       Highest ($)         ($)      to Highest (1)   Ratio (2)         Highest (3)
--------------   ---------  -----------------  -----------  --------------  ----------  -------------------------
Franklin Income Securities Fund (Class 2)
-----------------------------------------
 12/31/2011      1,407,331  10.70 to 10.79      15,179,584  0.85% to 1.20%    5.53%      -5.54%(10) to   1.52%
 12/31/2010      1,275,194  10.57 to 10.63      13,554,263  0.85% to 1.10%    6.52%       5.93%     to   6.10%
  4/30/2010      1,239,046   9.98 to 10.02      12,413,390  0.85% to 1.10%    6.78%      36.32%     to  36.66%
  4/30/2009      1,082,357   7.32 to  7.33       7,934,838  0.85% to 1.10%    1.46%     -27.67%     to -27.59%
  4/30/2008         64,002           10.12         647,972  0.85% to 1.10%    0.00%       1.22%(8)  to   1.24%(8)
  4/30/2007              -               -               -               -        -                          -

Franklin Templeton Vip Founding Funds Allocation Fund (Class 2)
---------------------------------------------------------------
 12/31/2011      2,561,875   9.09 to  9.18      23,506,395  0.85% to 1.20%    0.02%     -10.47%(10) to  -2.38%
 12/31/2010      2,670,875   9.34 to  9.40      25,104,203  0.85% to 1.10%    2.20%       4.75%     to   4.93%
  4/30/2010      2,744,267   8.91 to  8.96      24,582,687  0.85% to 1.10%    2.39%      34.35%     to  34.69%
  4/30/2009      2,716,589   6.63 to  6.65      18,067,282  0.85% to 1.10%    3.55%     -33.46%     to -33.29%
  4/30/2008         83,158            9.97         829,091  0.85% to 1.10%    0.00%      -0.31%(8)  to  -0.30%(8)
  4/30/2007              -               -               -               -        -           -              -

Real Return Portfolio (Class 3)
-------------------------------
 12/31/2011        573,990  12.23 to 12.24(4)    7,022,566  0.85% to 1.20%    0.00%(9)    2.20%(10) to   5.10%(5)
 12/31/2010        171,457  11.64 to 11.66       1,996,498  0.85% to 1.10%    1.59%(9)    1.35%(9)  to   1.52%(9)
  4/30/2010              -               -               -               -        -                          -
  4/30/2009              -               -               -               -        -                          -
  4/30/2008              -               -               -               -        -                          -
  4/30/2007              -               -               -               -        -                          -

(1) These amounts represent the annualized contract expenses of the variable account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolios have been excluded. For additional information on charges and deductions, see footnote 4.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year. The ratios for period ended December 31, 2010 are only for eight months unless otherwise noted.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total returns for period ended December 31, 2010 are only for eight months unless otherwise noted.

(4) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

(5) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

(6)  For the period from May 1, 2006 (inception) to April 30, 2007.

(7)  For the period from August 28, 2006 (inception) to April 30, 2007.

(8)  For the period from February 4, 2008 (inception) to April 30, 2008.

(9)  For the period from May 3, 2010 (inception) to December 31, 2010.

(10) For the period from May 2, 2011 (inception) to December 31, 2011.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                 INDEX TO THE CONSOLIDATED FINANCIAL STATEMENTS

                                                                  Page
                                                                Number(s)
                                                                ---------
Report of Independent Registered Public Accounting Firm           -

Consolidated Balance Sheets - December 31, 2011 and 2010         1 to 2

Consolidated Statements of Income (Loss) -
  Years Ended December 31, 2011, 2010 and 2009                     3

Consolidated Statements of Comprehensive Income (Loss) -
  Years Ended December 31, 2011, 2010 and 2009                     4

Consolidated Statements of Shareholder's Equity - Years Ended
  December 31, 2011, 2010 and 2009                                 5

Consolidated Statements of Cash Flows - Years Ended
  December 31, 2011, 2010 and 2009                               6 to 7

Notes to Consolidated Financial Statements                       8 to 62

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of SunAmerica Annuity and Life Assurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income (loss), comprehensive income (loss), shareholder's equity and cash flows present fairly, in all material respects, the financial position of SunAmerica Annuity and Life Assurance Company, an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Los Angeles, California
April 25, 2012

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS

                                                                          December 31,
                                                                   ---------------------------
                                                                      2011             2010
                                                                   ------------      ---------
                                                                          (In millions)
ASSETS:
Investments:
     Fixed maturity securities, available for sale, at fair value
       (amortized cost:  2011 - $3,486; 2010 - $2,575)             $      3,588      $   2,620
     Fixed maturity securities, trading, at fair value                       20             19
     Hybrid securities, trading, at fair value                               12              -
     Mortgage and other loans receivable (net of allowance:
       2011 - $14; 2010 - $21)                                              403            395
     Policy loans                                                           105            116
     Mutual funds, at fair value                                              1              1
     Partnerships (portion measured at fair value:  2011 - $2;
       2010 - $2)                                                           203            194
     Derivative assets, at fair value                                       131            131
     Short-term investments (portion measured at fair value:
       2011 - $157; 2010 - $491)                                            277            706
                                                                   ------------      ---------
Total investments                                                         4,740          4,182


Cash                                                                        212             76
Accrued investment income                                                    41             37
Income taxes receivable from Parent                                           -             38
Deferred policy acquisition costs                                           516            612
Deferred sales inducements                                                   93            108
Deferred tax asset                                                          348              7
Amounts due from related parties                                             49             16
Receivable from brokers                                                       3              1
Other assets                                                                 84             84
Separate account assets, at fair value                                   21,039         22,685
                                                                   ------------      ---------
TOTAL ASSETS                                                       $     27,125      $  27,846
                                                                   ============      =========

          See accompanying notes to consolidated financial statements.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                    CONSOLIDATED BALANCE SHEETS (Continued)

                                                                            December 31,
                                                                -----------------------------------
                                                                     2011                2010
                                                                -------------         -------------
                                                                          (In millions)
LIABILITIES AND SHAREHOLDER'S EQUITY:
Liabilities:
Policyholder contract deposits                                  $       4,543         $      3,649
Future policy benefits                                                    417                  379
Income taxes payable to Parent                                            102                    -
Payable to brokers                                                          -                    3
Other liabilities                                                         201                  220
Separate account liabilities                                           21,039               22,685
                                                                --------------        ------------
TOTAL LIABILITIES                                                      26,302               26,936
                                                                --------------        ------------

COMMITMENTS AND CONTINGENT LIABILITIES (SEE NOTE 10)

SHAREHOLDER'S EQUITY:
 Common stock, $1,000 par value, 4,000 shares authorized,
   3,511 shares issued and outstanding                                      4                    4
 Additional paid-in capital                                             1,249                1,245
 Accumulated deficit                                                     (486)                (372)
 Accumulated other comprehensive income                                    56                   33
                                                                --------------        ------------
TOTAL SHAREHOLDER'S EQUITY                                                823                  910
                                                                --------------        ------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                      $      27,125         $     27,846
                                                                ==============        ============

          See accompanying notes to consolidated financial statements.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                    CONSOLIDATED STATEMENTS OF INCOME (LOSS)

                                                                                      Years ended December 31,
                                                                          ------------------------------------------------
                                                                             2011               2010               2009
                                                                          ----------         ---------          ----------
                                                                                          (In millions)
REVENUES:
     Fee income:
          Variable annuity fees, net of reinsurance                       $      516         $     470           $     424
          Asset management fees                                                   41                40                  35
          Universal life insurance policy fees, net of reinsurance                23                25                  28
          Surrender charges                                                       13                15                  20
          Other fee income                                                        13                13                  11
                                                                          ----------         ---------           ---------
     Total fee income                                                            606               563                 518

     Net investment income                                                       211               206                 208
     Net realized investment gain (loss):
          Total other-than-temporary impairment losses on
            available for sale securities                                        (25)              (54)               (159)
          Portion of other-than temporary impairments on available for sale fixed maturity securities recognized in accumulated
            other comprehensive income (loss)                                      2               (15)                 35
                                                                          ----------         ---------           ---------
          Net other-than-temporary impairments on available for sale
            fixed maturity securities recognized in net income (loss)            (23)              (69)               (124)
          Other realized investment gains (losses)                              (282)              151                 318
                                                                          ----------         ---------           ---------
     Total net realized investment gain (loss)                                  (305)               82                 194
                                                                          ----------         ---------           ---------
TOTAL REVENUES                                                                   512               851                 920
                                                                          ----------         ---------           ---------

BENEFITS AND EXPENSES:
     Interest credited on policyholder contract deposits                         131               129                 133
     Amortization of deferred sales inducements                                   47                71                 103
     Policyholder benefits                                                       119                32                 196
     Amortization of deferred policy acquisition costs                           316               221                 523
     General and administrative expenses, net of deferrals                       140               166                 176
     Commissions, net of deferrals                                                98                88                  75
                                                                          ----------         ---------           ---------
TOTAL BENEFITS AND EXPENSES                                                      851               707               1,206
                                                                          ----------         ---------           ---------
INCOME (LOSS) BEFORE INCOME TAX EXPENSE (BENEFIT)                               (339)              144                (286)

INCOME TAX EXPENSE (BENEFIT)                                                    (225)               55                (115)
                                                                          ----------         ---------           ---------
NET INCOME (LOSS)                                                         $     (114)        $      89           $    (171)
                                                                          ==========         =========           =========

          See accompanying notes to consolidated financial statements.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                          Years ended December 31,
                                                                  ------------------------------------------
                                                                      2011             2010          2009
                                                                  ------------       --------      --------
                                                                             (In millions)
NET INCOME (LOSS)                                                 $       (114)      $    89       $   (171)
                                                                  ------------       -------       --------

OTHER COMPREHENSIVE INCOME (LOSS):

     Net unrealized gains of fixed maturity investments on
       which other-than-temporary credit impairments were
       taken net of reclassification adjustments                            55           161            302
     Deferred income tax benefit (expense) on above changes                (19)          (57)          (106)

     Net unrealized gains on all other invested assets
       arising during the period                                             -             -              3
     Deferred income tax expense on above changes                            -             -             (1)

     Adjustment to deferred policy acquisition costs and
       deferred sales inducements                                           (7)            -              -
     Deferred income tax benefit on above changes                            2             -              -

     Foreign currency translation adjustments                                -             -              2
     Deferred income tax expense on above changes                            -             -             (1)

     Insurance loss recognition                                            (13)            -              -
     Deferred income tax benefit on above changes                            5             -              -
                                                                  ------------       -------       --------

OTHER COMPREHENSIVE INCOME                                                  23           104            199
                                                                  ------------       -------       --------

COMPREHENSIVE INCOME (LOSS)                                       $        (91)      $   193       $     28
                                                                  ============       =======       ========

          See accompanying notes to consolidated financial statements.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                 Years ended December 31,
                                                         ---------------------------------------
                                                              2011             2010          2009
                                                         -------------       ---------    -----------
                                                                       (In millions)
COMMON STOCK:
   Balance at beginning and end of year                  $           4       $       4     $        4
                                                         -------------       ---------      ---------

ADDITIONAL PAID-IN CAPITAL:
   Balance at beginning of year                                  1,245           1,224          1,220
      Capital contribution from Parent (see Note 11)                 4              21              4
                                                         -------------       ---------      ---------
   Balance at end of year                                        1,249           1,245          1,224
                                                         -------------       ---------      ---------

ACCUMULATED DEFICIT:
   Balance at beginning of year                                   (372)           (461)          (466)
      Cumulative effect of accounting change, net of tax             -               -            176
      Net income (loss)                                           (114)             89           (171)
                                                         -------------       ---------      ---------
   Balance at end of year                                         (486)           (372)          (461)
                                                         -------------       ---------      ---------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS):
   Balance at beginning of year                                     33             (71)          (127)
      Cumulative effect of accounting change, net of tax             -               -           (143)
      Other comprehensive income                                    23             104            199
                                                         -------------       ---------      ---------
   Balance at end of year                                           56              33            (71)
                                                         -------------       ---------      ---------

TOTAL SHAREHOLDER'S EQUITY                               $         823       $     910      $     696
                                                         =============       =========      =========

          See accompanying notes to consolidated financial statements.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                       Years ended December 31,
                                                             -------------------------------------------
                                                                 2011             2010           2009
                                                             -----------       ---------       ---------
                                                                            (In millions)
CASH FLOW FROM OPERATING ACTIVITIES
Net income (loss)                                            $      (114)      $      89       $    (171)
ADJUSTMENTS TO RECONCILE NET INCOME (LOSS)
   TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
   Net realized investment (gain) loss                               305             (82)           (194)
   Interest credited on policyholder contract deposits               131             129             133
   Amortization of deferred sales inducements                         47              71             103
   Amortization of deferred policy acquisition costs                 316             221             523
   Equity in income of partnerships                                  (10)            (25)            (37)
   Accretion of net discount on investments                          (20)             (7)             (8)
   Provision for deferred income tax (benefit)                      (353)             77             177
   Unrealized (gains) losses in earnings - net                         -              (8)              -
   Capitalized interest                                               (8)             (9)             (9)
   Change in:
      Accrued investment income                                       (4)             (2)              4
      Deferral of deferred acquisition costs                        (240)           (172)            (87)
      Income taxes receivable from/payable to Parent                 140             253            (370)
      Due from/to related parties                                    (33)            (30)              6
      Other assets                                                     -               5              (7)
      Future policy benefits                                          38             (54)             40
      Other liabilities                                              (18)             19              21
   Other, net                                                         (6)             (9)             24
                                                             -----------       ---------       ---------
   NET CASH PROVIDED BY OPERATING ACTIVITIES                         171             466             148
                                                             -----------       ---------       ---------

CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of:
   Fixed maturity securities                                      (1,461)           (983)           (249)
   Mortgage and other loans receivable                               (35)            (60)            (19)
   Derivatives                                                      (188)           (150)           (949)
   Other investments, excluding short-term investments               (13)              -               -
Sales of:
   Fixed maturity securities                                         229             233             205
   Equity securities                                                   -               1               -
   Partnerships                                                        -               1               7
   Derivatives                                                       325              76             255
   Other investments, excluding short-term investments                 -              18              (2)
Redemptions and maturities of:
   Fixed maturity securities                                         321             128             302
   Mortgage and other loans receivable                                33              46              47
Policy loans issued                                                   (4)             (9)             (9)
Payments received on policy loans                                     23              30              41
Net change in short-term investments                                 429              78             623
                                                             -----------       ---------       ---------
   NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES       $      (341)      $    (591)      $     252
                                                             -----------       ---------       ---------

          See accompanying notes to consolidated financial statements.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
               CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)

                                                                            Years ended December 31,
                                                            -----------------------------------------------------
                                                                  2011                2010                 2009
                                                            -------------          -------------        ---------
                                                                                 (In millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account deposits                               $       1,230          $        850         $     354
Policyholder account withdrawals                                     (353)                 (346)             (475)
Net exchanges to/(from) separate accounts                            (377)                 (212)             (201)
Claims and annuity payments, net of reinsurance                      (194)                 (184)             (181)
Capital contribution                                                    -                    31                 -
                                                            -------------          ------------         ---------
     NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES              306                   139              (503)
                                                            -------------          ------------         ---------
INCREASE (DECREASE) IN CASH                                           136                    14              (103)
CASH AT BEGINNING OF PERIOD                                            76                    62               165
                                                            -------------          ------------         ---------
CASH AT END OF PERIOD                                       $         212          $         76         $      62
                                                            =============          ============         =========

SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes received from (paid to) Parent                 $          12          $        275         $     (78)
                                                            =============          ============         =========

Non-cash activity:
     Bonus interest and other deferrals credited to
       policyholder contract deposits                       $          19          $         14         $      11
                                                            =============          ============         =========
     Capital contribution of fixed and other assets
       and assumption of liabilities                        $           -          $        (10)        $       4
                                                            =============          ============         =========

          See accompanying notes to consolidated financial statements.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   NATURE OF OPERATIONS

SunAmerica Annuity and Life Assurance Company (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of SAFG Retirement Services, Inc. ("SAFGRS"), a wholly owned subsidiary of American International Group, Inc. ("AIG").

The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts for use within retirement savings and income market. The Company owns 100 percent of the outstanding capital stock of its consolidated subsidiary, SunAmerica Asset Management Corp. ("SAAMCo") which in turn has two wholly owned subsidiaries: SunAmerica Capital Services, Inc. ("SACS") and SunAmerica Fund Services, Inc. ("SFS").

SAAMCo and its wholly owned distributor, SACS, and its wholly owned servicing agent, SFS, represent the Company's asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, and variable annuity subaccounts offered within the Company's variable annuity products, distributing their retail mutual funds and providing professional management of individual, corporate and pension plan portfolios.

The operations of the Company are influenced by many factors, including general economic conditions, the financial condition of AIG, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company is also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income in the case of assets held in the separate accounts. These guaranteed benefits are sensitive to equity market conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets and individual longevity. The Company has treaties to reinsure a majority of the guaranteed minimum income benefits and a small portion of the guaranteed death benefits for equity and mortality risk on its variable annuity contracts. Such risk mitigation may or may not reduce the volatility of net income resulting from equity market volatility.

Products for the annuity operations and asset management operations are marketed through affiliated and non-affiliated independent broker-dealers, full-service securities firms and financial institutions. From time to time, certain non-affiliated distribution firms may represent a 10 percent or greater concentration of premiums received. In each of the years ended December 31, 2011, 2010 and 2009, a different non-affiliated selling organization in the annuity operations represented 15 percent, 19 percent and 16 percent of premiums received, respectively. With respect to the annuity operations, no other non-affiliated selling organization was responsible for 10 percent or more of premiums received for any such period. One non-affiliated selling organization in the asset management operations represented 21 percent of deposits in 2011 and 2010. Two non-affiliated selling organizations in the asset management operations represented 16 percent and 11 percent of sales in 2009. With respect to the asset management operations, no other non-affiliated selling organization was responsible for 10 percent or more of sales for any such period.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.1  PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and its wholly owned subsidiaries and variable interest entities ("VIE") in which the Company has partial ownership interests. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. The Company considers that its accounting policies that are most dependent on the application of estimates and assumptions are those relating to items considered by management in the determination of:

     -    future  policy  benefits;
     -    policyholder  contract  deposits;
     -    recoverability  of  deferred  policy  acquisition  costs  ("DAC");
     -    estimated  gross  profits  ("EGPs")  for investment-oriented products;
     -    other-than-temporary  impairments;
     - estimates with respect to income taxes, including recoverability of deferred tax assets; and
     - fair value measurements of certain financial assets and liabilities, including the Company's economic interest in Maiden Lane II LLC ("ML II"), a Delaware limited liability company whose sole member is the Federal Reserve Bank of New York ("New York Fed").

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company's consolidated financial condition, results of operations and cash flows could be materially affected.

2.2  INSURANCE CONTRACTS

The insurance contracts accounted for in these consolidated financial statements include primarily long-duration contracts. Long-duration contracts include investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period.

2.3 INVESTMENTS

FIXED MATURITY, HYBRID AND EQUITY SECURITIES

Fixed maturity and equity securities classified as available for sale are recorded at fair value. Unrealized gains and losses, net of deferred taxes and amortization of DAC and deferred sales inducements, are recorded as a separate component of accumulated other comprehensive income (loss), within shareholder's equity. Realized gains and losses on the sale of investments are recognized in earnings at the date of sale and are determined by using the specific cost identification method.

Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated lives, until maturity, or call date, if applicable. Dividend income on equity securities is generally recognized as income on the ex-dividend date.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.3  INVESTMENTS (CONTINUED)

The Company may elect to measure any hybrid financial instrument at fair value, with changes in fair value recognized in net investment income, if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis at the acquisition or issuance date and is irrevocable.

Fixed maturity securities and hybrid securities classified as trading securities are carried at fair value. Trading securities include the Company's economic interest in ML II and hybrid securities. For discussion on ML II, see Notes 3 and 4. Realized and unrealized gains and losses on trading securities are reported in net investment income.

IMPAIRMENT POLICIES

On April 1, 2009, the Company adopted prospectively a new accounting standard addressing the evaluation of fixed maturity securities for other-than-temporary impairments. These requirements significantly altered the Company's policies and procedures for determining impairment charges recognized through earnings. The standard requires a company to recognize the credit component (a credit impairment) of an other-than-temporary impairment of a fixed maturity security in earnings and the non-credit component in accumulated other comprehensive income (loss) when the company does not intend to sell the security or it is more likely than not that the company will not be required to sell the security prior to recovery. The standard also changed the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold the security until recovery and requires additional disclosures. A credit impairment, which is recognized in earnings when it occurs, is the difference between the amortized cost of the fixed maturity security and the estimated present value of cash flows expected to be collected ("recovery value"), as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is recognized as a separate component of accumulated other comprehensive income
(loss). The Company refers to both credit impairments and non-credit impairments recognized as a result of intent to sell as "impairment charges." The impairment model for equity securities was not affected by the standard.

IMPAIRMENT POLICY - FIXED MATURITY SECURITIES - EFFECTIVE APRIL 1, 2009 AND THEREAFTER

If the Company intends to sell a fixed maturity security or it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to earnings.

For all other fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recovery value with a corresponding charge to earnings. Changes in fair value compared to recovery value, if any, are charged to unrealized appreciation (depreciation) of fixed maturity investments on which other-than-temporary credit impairments are taken (a component of accumulated other comprehensive income (loss)).

When assessing the Company's intent to sell a fixed maturity security, or if it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition the Company's investment portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing.

The Company considers severe price declines in its assessment of potential credit impairments. The Company may also modify its modeled outputs for certain securities when it determines that price declines are indicative of factors not comprehended by the cash flow models.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.3  INVESTMENTS (CONTINUED)

In periods subsequent to the recognition of an other-than-temporary impairment charge that are not foreign exchange related for available for sale fixed maturity securities, the Company generally prospectively accretes into earnings the difference between the new amortized cost and the expected undiscounted recovery value over the remaining expected holding period of the security.

In assessing whether a credit impairment has occurred for a structured fixed maturity security (e.g. residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), collateralized debt obligations ("CDO") and asset-backed securities ("ABS")), the Company performs evaluations of expected future cash flows. Certain critical assumptions are made with respect to the performance of these securities.

When estimating future cash flows for a structured fixed maturity security (e.g. RMBS, CMBS, CDO and ABS), management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

     -    Current delinquency  rates;
     -    Expected default  rates  and  the  timing  of  such defaults;
     -    Loss severity  and  the  timing  of  any  recovery;  and
     -    Expected prepayment speeds.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recovery value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recovery value other than the fair value, the determination of a recovery value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macro-economic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

IMPAIRMENT POLICY - EQUITY SECURITIES

The impairment model for equity securities and other cost and equity method investments was not affected by the adoption of the accounting standard related to other-than-temporary impairments in the second quarter of 2009. The Company continues to evaluate its available for sale equity securities, equity method and cost method investments for impairment by considering such securities candidates for other-than-temporary impairment if they meet any of the following criteria:

     - The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);
     - A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court-supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or
     - The Company has concluded that it may not realize a full recovery on its investment, regardless of the occurrence of one of the foregoing events.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.3  INVESTMENTS (CONTINUED)

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. The above criteria also consider circumstances of a rapid and severe market valuation decline in which the Company could not reasonably assert that the impairment period would be temporary ("severity losses").

MORTGAGE AND OTHER LOANS RECEIVABLE

Mortgage and other loans receivable includes mortgage loans on real estate, collateral, commercial and guaranteed loans. Mortgage and other loans are classified as loans held for investment.

Loans classified as "held for investment" are those that the Company has the intent and ability to hold for the foreseeable future, or until maturity or payoff. Mortgage loans held for investment are carried at unpaid principal balances less valuation allowances and deferred fees or expenses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income in the consolidated statements of income (loss). Non-refundable loan origination fees and certain incremental direct origination costs are offset and the resulting net amount is deferred and amortized in net investment income over the life of the related loan as an adjustment of the loan's yield. Loan commitment fees are generally deferred and recognized in net investment income as an adjustment of yield over the related life of the loan or upon expiration of the commitment if the commitment expires unexercised.

Impairment of mortgage and other loans receivable is based on certain risk factors, including past due status. For commercial mortgages in particular, risk factors evaluated in monitoring credit quality also include debt service coverage ratio, loan-to-value or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and major property tenants, economic trends in the market where the property is located, and condition of the property. Mortgage and other loans receivable are considered impaired when collection of all amounts due under contractual terms is not probable. This impairment is generally measured based on the present value of expected future cash flows discounted at the loan's effective interest rate subject to the fair value of underlying collateral. Interest income on such impaired loans is recognized as cash is received.

POLICY LOANS

Policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans are fully collateralized by the cash surrender value of the policy.

MUTUAL FUNDS

Mutual funds consist of seed money for mutual funds and investments in retail mutual funds used as investment vehicles for the Company's variable annuity separate accounts and are carried at market value.

PARTNERSHIPS

Partnerships in which AIG holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of accumulated other comprehensive income (loss). With respect to partnerships in which AIG holds in the aggregate a five percent or greater interest or less than a five percent interest but in which AIG has more than a minor influence over the operations of the investee, the Company's carrying value is its share of the net asset value of the partnerships. The changes in such net asset values, accounted for under the equity method are recorded in net investment income. In applying the equity method of accounting, the Company consistently uses the most recently available financial information provided by the general partners or manager of each of these investments, which is one to three months prior to the end of the Company's reporting period. The financial statements of these investees are generally audited annually.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.3 INVESTMENTS (CONTINUED)

The Company's partnership investments are evaluated for impairment consistent with the evaluation of equity securities for impairments as discussed above. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these partnerships and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company takes positions from time to time in certain derivative financial instruments in order to mitigate or hedge the impact of changes in interest rates and equity markets on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, index options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds). The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor a trader in derivative instruments. See Note 5 for additional discussion of derivatives.

The Company issues or has issued certain variable annuity products that offer optional guaranteed minimum account value ("GMAV") and guaranteed minimum withdrawal benefit ("GMWB") living benefits. The GMAV and GMWB are considered embedded policy derivatives that are required to be bifurcated from the host contract and carried at fair value. See Notes 2.7 and 8 for further discussion of GMAV and GMWB. The Company hedges a portion of the risk associated with these guarantees by utilizing both exchange traded and over-the-counter options and exchange traded futures. Exchange traded options and futures are marked to market using observable market quotes while over-the-counter options are marked to market through matrix pricing that utilizes observable market inputs.

The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The reserves for GMAV and GMWB embedded policy derivatives are included in policyholder contract deposits and all other derivatives are reported in derivative assets or derivative liabilities in the consolidated balance sheets. Changes in the fair value of derivatives are reported as part of net realized investment gain (loss) in the consolidated statements of income (loss).

SHORT-TERM INVESTMENTS

Short-term investments consist of interest-bearing money market funds, investment pools and investments with original maturities within one year from the date of purchase, such as commercial paper.

2.4 CASH

Cash represents cash on hand and non-interest bearing demand deposits.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.5  DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

Policy acquisition costs represent those costs, including commissions and certain marketing expenses that vary with and are primarily related to the acquisition of new business. Policy acquisition costs related to investment-type products are deferred and amortized, with interest, in relation to the incidence of EGPs to be realized over the estimated lives of the annuity contracts. EGPs are composed of net investment income, net realized investment gains and losses, variable annuity fees, surrender charges, direct administrative expenses, and mortality and morbidity gains and losses. The Company uses a "reversion to the mean" methodology which allows the Company to maintain its long-term assumptions, while also giving consideration to the effect of deviations from these assumptions occurring in the current period. A DAC unlocking is performed when management determines that key assumptions (e.g. market return, surrender rates, etc.) should be modified. The DAC asset is recalculated using the new assumptions. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry. Any resulting adjustment is included in earnings as an adjustment to DAC. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

DAC for investment-type products is also adjusted with respect to EGPs as a result of changes in the net unrealized gains or losses on fixed maturity securities and equity securities available for sale. Because fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity securities and equity securities available for sale that is credited or charged directly to accumulated other comprehensive income
(loss).

With respect to the Company's variable annuity products, the assumption for the long-term growth of the separate account assets used by the Company in the determination of DAC amortization is 7.5 percent.

The Company currently offers sales inducements, which include enhanced crediting rates or bonus payments to contract holders on certain annuity products. Sales inducements provided to the contract holders are primarily reflected in separate account liabilities in the consolidated balance sheet. The cost of sales inducements is deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, these bonus amounts must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without these bonus amounts, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period.

The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, "Distribution Fee Revenue"). The Company amortizes these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.6  SEPARATE ACCOUNT ASSETS AND LIABILITIES

The Company issues variable annuities for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the fixed-rate account options and minimum guarantees made by the Company with respect to certain policies. The assets and liabilities resulting from the receipt of variable annuity premiums are segregated in separate accounts. The assets supporting the variable portion of variable annuities are carried at fair value and reported as separate account assets with an equivalent liability in the consolidated balance sheet. Separate account assets are primarily shares in mutual funds, which are based on the quoted net asset value per share and are insulated from the Company's creditors. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income
(loss), comprehensive income (loss), and cash flows. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in variable annuity fees in the consolidated statements of income (loss).

2.7 POLICYHOLDER CONTRACT DEPOSITS

Policyholder contract deposits are recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest, less withdrawals and assessed fees). Deposits collected on these products are not reflected as revenues in the Company's consolidated statements of income (loss), as they are recorded directly to contract holder liabilities upon receipt. Policyholder contract deposits also include the Company's liabilities for GMWB and GMAV, accounted for as embedded policy derivatives at fair value. The changes in fair value of the liability for GMWB and GMAV are reported in net realized investment gain (loss) in the consolidated statements of income (loss).

GMWB is a feature the Company began offering on certain variable annuity products in May of 2004. If available and elected by the contract holder at the time of contract issuance and depending on the provisions of the feature elected, this feature can provide a guaranteed annual withdrawal stream either for a specified period of time or for life, regardless of market performance. The amount of the guaranteed withdrawal stream is determined from a guaranteed benefit base amount that is dependent upon the specific feature elected. The Company bears the risk that protracted under-performance of the financial markets and /or greater than expected longevity could result in GMWB benefits being higher than the underlying contract holder account balances and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

GMAV is a feature that was offered on certain variable annuity products from the third quarter of 2002 to May 2009. If available and elected by the contract holder at the time of contract issuance, this feature guarantees that the account value under the contract will at least equal the amount of premiums invested during the first ninety days of the contract, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

The fair value of the liabilities for GMWB and GMAV requires significant management estimates and is based on the present value of expected benefits to be paid less the present value of fee income associated with the guarantees. The fair value estimate of the GMWB and GMAV guarantees include unobservable inputs such as management's estimate of contract holder behavior as well as such observable inputs as swap curves and market calibrated implied volatility. The valuation technique used to measure the fair value of embedded policy derivatives was modified during 2010, primarily with respect to the discount rates applied to certain projected benefits payments. See Notes 3.1 and 8 for further discussion of GMWB and GMAV.

The Company recorded an increase of approximately $3.5 million in the estimated reserves for IBNR death claims in 2011 in conjunction with the use of the Social Security Death Master File ("SSDMF") to identify potential claims not yet filed. Although the Company has enhanced its claims practices to include use of the SSDMF, it is possible that industry-wide regulatory inquiries, audits and other regulatory activity could result in the payment of additional death claims, additional escheatment of funds deemed abandoned under state laws, administrative penalties and interest.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.8  FUTURE POLICY BENEFITS

Future policy benefits include the Company's liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB").

A GMDB feature is issued on substantially all of the Company's variable annuity products. This feature provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of (i) the contract holder's account value, or (ii) a guaranteed minimum death benefit that varies by product and type of benefit elected by the contract holder. The Company bears the risk that death claims may exceed contract holder account balances, and that the fees collected under the contract and reinsurance recoveries, if any, are insufficient to cover the costs of the benefit to be provided.

Earnings enhancement benefits ("EEB") is a feature the Company has offered on certain variable annuity products. For contract holders who elect the feature, the EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

GMIB is a feature the Company offered on certain variable annuity products from 1998 to 2004. If included in the contract, GMIB provides a minimum fixed annuity payment guarantee after a specified waiting period. The Company bears the risk that the performance of the financial markets will not be sufficient for accumulated contract holder account balances to support GMIB benefits and that the fees collected under the contract and reinsurance recoveries, if any, are insufficient to cover the costs of the benefit to be provided.

The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. See Note 8 for discussion of certain assumptions. The EEB liability is determined each period end by estimating the expected value of the EEB and recognizing it ratably over the accumulation period based on total expected assessments. The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the GMDB, EEB and GMIB liability balances, with a related charge or credit to Policyholder benefits in the consolidated statements of income (loss) if actual experience or other evidence suggests that earlier assumptions should be revised.

2.9  NET INVESTMENT INCOME

Net investment income represents income primarily from the following sources in the Company's operations:

     - Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

     - Dividend income from common and preferred stock and distributions from other investments.

     - Realized and unrealized gains and losses from investments in trading securities accounted for at fair value.

     - Earnings from partnership investments in private equity and hedge fund investments accounted for under the equity method.

     -    Interest income on mortgage, policy and other loans.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.10 NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains and losses are determined by specific identification. The net realized investment gains and losses are generated primarily from the following sources:

     - Sales of fixed maturity and equity securities (except trading securities accounted for at fair value), investments in private equity and hedge funds and other types of investments.

     - Reductions to the cost basis of fixed maturity and equity securities (except trading securities accounted for at fair value) and other types of invested assets for other-than-temporary impairments.

     -    Changes in fair value of derivative assets and liabilities.

     - Exchange gains and losses resulting from foreign exchange transactions.

2.11 FEE INCOME

Fee income includes variable annuity fees, asset management fees, universal life insurance fees and surrender charges. Variable annuity fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Fees for certain guarantees included in variable annuity fees are based on the amount used for determining the related guaranteed benefit (for example, a benefit base for a GMWB feature). Asset management fees include investment advisory fees and 12b-1 distribution fees and are based on the market value of assets managed in mutual funds and variable annuity portfolios by SAAMCo. Universal life insurance policy fees consist of mortality charges, up-front fees earned on premiums received and administrative fees, net of reinsurance premiums. Surrender charges are assessed on withdrawals occurring during the surrender charge period. All fee income is recorded as income when earned.

2.12 INCOME TAXES

Deferred income tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in earnings in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in earnings.

2.13 ACCOUNTING CHANGES

FUTURE APPLICATIONS OF ACCOUNTING STANDARDS:

ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS

In October 2010, the Financial Accounting Standards Board ("FASB") issued an accounting standard that amends the accounting for costs incurred by insurance companies that can be capitalized in connection with acquiring or renewing insurance contracts. The standard amends how to determine whether the costs incurred in connection with the acquisition of new or renewal insurance contracts qualify as DAC. The new standard is effective for interim and annual periods beginning on January 1, 2012 with early adoption permitted. Prospective or retrospective application is also permitted.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.13 ACCOUNTING CHANGES (CONTINUED)

The Company will adopt the standard retrospectively on January 1, 2012. Upon adoption, retrospective application will result in a reduction to opening retained earnings for the earliest period presented and a decrease in the amount of capitalized costs in connection with the acquisition or renewal of insurance contracts because the Company will only defer costs that are incremental and directly related to the successful acquisition of new or renewal business.

As a result of adopting this standard at January 1, 2012, the Company expects a pre-tax reduction of DAC of approximately $58.0 million and an after-tax decrease in the Company's shareholder's equity of approximately $37.7 million, which consists of an increase in accumulated deficit at January 1, 2012. The retrospective adoption will affect income (loss) before income taxes (benefit) by approximately $13.4 million, ($21.1) million, and $119.4 million for the years ended December 31, 2011, 2010 and 2009, respectively. The reduction in DAC is primarily due to lower deferrals associated with unsuccessful efforts as well as advertising costs included in DAC that no longer meet the criteria for deferral under the accounting standard.

COMMON FAIR VALUE MEASUREMENTS AND DISCLOSURE REQUIREMENTS IN GAAP AND INTERNATIONAL FINANCIAL REPORTING STANDARDS ("IFRS")

In May 2011, the FASB issued an accounting standard that amends certain aspects of the fair value measurement guidance in GAAP, primarily to achieve the FASB's objective of a converged definition of fair value and substantially converged measurement and disclosure guidance with IFRS. Consequently, when the new standard becomes effective on January 1, 2012, fair value measurement and disclosure requirements under GAAP and IFRS will be consistent, with certain exceptions including the accounting for day one gains and losses, measuring the fair value of alternative investments using net asset value and certain disclosure requirements.

The standard's fair value guidance applies to all companies that measure assets, liabilities, or instruments classified in shareholder's equity at fair value or provide fair value disclosures for items not recorded at fair value. While many of the amendments are not expected to significantly affect current practice, the guidance clarifies how a principal market is determined, addresses the fair value measurement of financial instruments with offsetting market or counterparty credit risks and the concept of valuation premise (i.e., in-use or in exchange) and highest and best use, extends the prohibition on blockage factors to all three levels of the fair value hierarchy and requires additional disclosures.

The new standard is effective for the Company for interim and annual periods beginning on January 1, 2012. The new disclosure requirements must be applied prospectively. The standard will not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

PRESENTATION OF COMPREHENSIVE INCOME

In June 2011, the FASB issued an accounting standard that requires the presentation of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components, followed consecutively by a second statement that presents total other comprehensive income (loss) and its components. This presentation is effective January 1, 2012 and is required to be applied retrospectively.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2011:

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.13 ACCOUNTING CHANGES (CONTINUED)

FAIR VALUE MEASUREMENTS AND DISCLOSURES

In January 2010, the FASB issued an accounting standard that requires fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the rollforward of Level 3 activity. Also, this fair value guidance clarifies the disclosure requirements about the level of disaggregation and valuation techniques and inputs. This guidance became effective for the Company beginning on January 1, 2010, except for the disclosures about purchases, sales, issuances, and settlements within the rollforward of Level 3 activity, which became effective for the Company beginning on January 1, 2011. See Note 3 herein.

DISCLOSURES ABOUT THE CREDIT QUALITY OF FINANCING RECEIVABLES AND THE ALLOWANCE FOR CREDIT LOSSES

In July 2010, the FASB issued an accounting standard that requires enhanced disclosures about the credit quality of financing receivables that are not measured at fair value. This guidance requires a greater level of disaggregated information about the credit quality of financing receivables and the related allowance for credit losses. In addition, this guidance requires disclosure of credit quality indicators, past due information, and modifications of financing receivables. For nonpublic entities, the disclosures as of the end of a reporting period became effective for annual reporting periods ended on or after December 15, 2011. The disclosures about activity that occurs during a reporting period became effective for interim and annual reporting periods beginning on or after December 15, 2010. In January 2011, the FASB issued an accounting standard that temporarily deferred the effective date for disclosures on modifications of financing receivables by creditors. In April 2011, the FASB issued an accounting standard that amended the guidance for a creditor's evaluation of whether a restructuring is a troubled debt restructuring. In addition, this guidance requires additional disclosures about a creditor's troubled debt restructuring activities in interim and annual periods beginning on July 1, 2011.

A CREDITOR'S DETERMINATION OF WHETHER A RESTRUCTURING IS A TROUBLED DEBT RESTRUCTURING

In April 2011, the FASB issued an accounting standard that amends the guidance for a creditor's evaluation of whether a restructuring is a troubled debt restructuring and requires additional disclosures about a creditor's troubled debt restructuring activities. The standard clarifies the existing guidance on the two criteria used by creditors to determine whether a modification or restructuring is a troubled debt restructuring: (i) whether the creditor has granted a concession and (ii) whether the debtor is experiencing financial difficulties. The standard became effective for the Company for interim and annual periods beginning on July 1, 2011. The Company applied the guidance in the accounting standard retrospectively for all modifications and restructuring activities that had occurred since January 1, 2011. For receivables that were considered impaired under the guidance, the Company was required to measure the impairment of those receivables prospectively in the first period of adoption. In addition, the Company must provide the disclosures about troubled debt restructuring activities in the period of adoption. The adoption of this standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows. See Note 4.3 herein.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2010:

CONSOLIDATION OF VIES

In June 2009, the FASB issued an accounting standard that amends the guidance addressing consolidation of certain VIEs with an approach focused on identifying which enterprise has the power to direct the activities of a VIE that most significantly affect the entity's economic performance and has (1) the obligation to absorb losses of the entity or (2) the right to receive benefits from the entity. The standard also requires enhanced financial reporting by enterprises involved with VIEs. The adoption of the standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.13 ACCOUNTING CHANGES (CONTINUED)

In February 2010, the FASB also issued an update to the aforementioned accounting standard that defers the revised consolidation rules for VIEs with attributes of, or similar to, an investment company or money market fund. The primary effect of this deferral is that the Company will continue to apply the consolidation rules in effect before the amended guidance discussed above for its interests in eligible entities.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2009:

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In March 2008, the FASB issued an accounting standard that requires enhanced disclosures about (i) how and why the Company uses derivative instruments, (ii) how derivative instruments and related hedged items are accounted for and (iii) how derivative instruments and related hedged items affect the Company's consolidated financial condition, results of operations, and cash flows. The Company adopted the standard on January 1, 2009. See Note 5 for related disclosures.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

In April 2009, the FASB issued an accounting standard that requires a company to recognize the credit component of an other-than-temporary impairment of a fixed maturity security in earnings and the non-credit component in accumulated other comprehensive income when the company does not intend to sell the security or it is more likely than not that the company will not be required to sell the security prior to recovery. The standard also changed the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold until recovery. The standard does not change the recognition of other-than-temporary impairment for equity securities. The standard requires additional disclosures in interim and annual reporting periods for fixed maturity and equity securities. See Note 4 herein for the expanded disclosures.

The Company adopted this standard on April 1, 2009 and recorded an after-tax cumulative effect adjustment to increase shareholder's equity by $33.3 million as of April 1, 2009, consisting of a decrease in accumulated deficit of $175.9 million and an increase to accumulated other comprehensive loss of $142.6 million, net of tax. The net increase in the Company's shareholder's equity was due to a reversal of a portion of the deferred tax asset valuation allowance for certain non-credit impairment charges directly attributable to the change in accounting principle (see Note 11). The cumulative effect adjustment resulted in an increase of $221.2 million in the amortized cost of fixed maturity securities, which has the effect of significantly reducing the accretion of investment income over the remaining life of the underlying securities, beginning in the second quarter of 2009. The effect of the reduced investment income was offset, in part, by a decrease in the amortization of DAC and deferred sales inducements.

This standard reduced the level of other-than-temporary impairment charges recorded in earnings for fixed maturity securities due to the following required changes in the Company's accounting policy for other-than-temporary impairments:

     - Impairment charges for non-credit (e.g., severity) losses are no longer recognized;

     - The amortized cost basis of credit impaired securities will be written down through a charge to earnings to the present value of expected cash flows, rather than to fair value; and

     - For fixed maturity securities that are not deemed to be credit-impaired, the Company is no longer required to assert that it has the intent and ability to hold such securities to recovery to avoid an other-than-temporary impairment charge. Instead, an impairment charge through earnings is required only when the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the security prior to recovery.

The following table presents the components of the change in the Company's shareholder's equity at April 1, 2009 due to the adoption of this accounting standard for other-than-temporary impairments:

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.13 ACCOUNTING CHANGES (CONTINUED)

                                                                (Increase)
                                                               Decrease to
                                            (Increase)         Accumulated         Net Increase
                                            Decrease to           Other           (Decrease)in
                                           Accumulated        Comprehensive       Shareholder's
                                             Deficit              Loss               Equity
                                          --------------     ---------------  -----------------
                                                              (In millions)
Net effect of the increase in
 amortized cost of  available for
 sale fixed maturity securities           $         221   $         (221)    $                -
Net effect of DAC and deferred sales
 inducements                                        (41)               -                    (41)
Net effect on deferred income tax asset              (4)              78                     74
                                          -------------   --------------     ------------------
Net increase (decrease) in the Company's
 shareholder's equity                     $         176   $         (143)    $               33
                                          =============   ==============     ==================

DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY

In April 2009, the FASB issued an accounting standard that provides guidance for estimating fair value of assets and liabilities when the volume and level of activity for an asset or liability have significantly decreased and for identifying circumstances that indicate a transaction is not orderly. The adoption of this standard on April 1, 2009, did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

MEASURING LIABILITIES AT FAIR VALUE

In August 2009, the FASB issued an accounting standard to clarify how the fair value measurement principles should be applied to measuring liabilities carried at fair value. This standard explains how to prioritize market inputs in measuring liabilities at fair value and what adjustments to market inputs are appropriate for debt obligations that are restricted from being transferred to another obligor. This standard was effective beginning October 1, 2009 for the Company. The adoption of this standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)

In September 2009, the FASB issued an accounting standard that permits, as a practical expedient, a company to measure the fair value of an investment that is within the scope of this standard on the basis of the net asset value per share of the investment (or its equivalent) if that value is calculated in accordance with fair value as defined by the FASB. The standard also requires enhanced disclosures. This standard applies to investment companies that do not have readily determinable fair values such as certain hedge funds and private equity funds. This standard was effective for interim and annual periods ended after December 15, 2009. The adoption of this standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows. See Note 3 herein for disclosure.


3.   FAIR VALUE MEASUREMENTS

3.1  FAIR VALUE MEASUREMENTS ON A RECURRING BASIS

The Company carries certain of its financial instruments at fair value. The fair value of a financial instrument is the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between willing, able and knowledgeable market participants at the measurement date.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.1  FAIR VALUE MEASUREMENTS ON A RECURRING BASIS (CONTINUED)

The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

FAIR VALUE HIERARCHY

Assets and liabilities recorded at fair value in the consolidated balance sheet are measured and classified in a hierarchy for disclosure purposes, consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values, as discussed below:

- Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

- Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

- Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure the fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is most significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment. In making the assessment, the Company considers factors specific to the asset or liability.

VALUATION METHODOLOGIES

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels noted above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

INCORPORATION OF CREDIT RISK IN FAIR VALUE MEASUREMENTS

- The Company's Own Credit Risk. Fair value measurements for certain freestanding derivatives incorporate the Company's own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to the Company at the balance sheet date by reference to observable credit default swap ("CDS") or cash bond spreads. A derivative counterparty's net credit exposure to the Company is determined based on master netting agreements, when applicable, which take into consideration all derivative positions with the Company, as well as collateral posted by the Company with the counterparty at the balance sheet date.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.1  FAIR VALUE MEASUREMENTS ON A RECURRING BASIS (CONTINUED)

- Counterparty Credit Risk. Fair value measurements for freestanding derivatives incorporate counterparty credit risk by determining the explicit cost for the Company to protect against its net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty CDS spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. The Company's net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date.

A CDS is a derivative contract that allows the transfer of third-party credit risk from one party to the other. The buyer of the CDS pays an upfront and/or periodic premium to the seller. The seller's payment obligation is triggered by the occurrence of a credit event under a specified reference security and is determined by the loss on that specified reference security. The present value of the amount of the upfront and/or periodic premium therefore represents a market-based expectation of the likelihood that the specified reference party will fail to perform on the reference obligation, a key market observable indicator of non-performance risk (the "CDS spread").

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

The cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to the Company by an independent third-party. The Company utilizes an interest rate based on the benchmark London Interbank Offered Rate ("LIBOR") curve to derive its discount rates.

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, management believes this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

FIXED MATURITY, HYBRID AND EQUITY SECURITIES - TRADING AND AVAILABLE FOR SALE

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity, hybrid and equity securities at fair value in its trading and available for sale portfolios. Market price data is generally obtained from third-party pricing vendors.

Management is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions. The Company employs independent third-party valuation service providers to gather, analyze, and interpret market information in order to derive fair value estimates for individual investments based upon market-accepted methodologies and assumptions. The methodologies used by these independent third-party valuation services are reviewed and understood by the Company's management, via periodic discussion with and information provided by the valuation services. In addition, as discussed further below, control processes are applied to the fair values received from third-party valuation services to ensure the accuracy of these values.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.1  FAIR VALUE MEASUREMENTS ON A RECURRING BASIS (CONTINUED)

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation methodologies, which may utilize matrix pricing, financial models, accompanying model inputs and various assumptions, provide a single fair value measurement for individual securities. The inputs used by the valuation service providers include, but are not limited to, market prices from recently completed transactions for identical securities and transactions of comparable securities, benchmark yields, interest rate yield curves, credit spreads, currency rates, quoted prices for similar securities and other market observable information, as applicable. If fair value is determined using financial models, these valuation models generally take into account, among other things, market observable information as of the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

The Company has control processes designed to ensure that the fair values received from third-party valuation services are accurately recorded, that their data inputs and valuation techniques are appropriate and consistently applied and that the assumptions used appear reasonable and consistent with the objective of determining fair value. The Company assesses the reasonableness of individual security values received from valuation service providers through various analytical techniques, and has procedures to escalate related questions internally and to the third-party valuation services for resolution. In order to assess the degree of pricing consensus among various valuation services for specific asset types, the Company has conducted comparisons of prices received from available sources. Management has used these comparisons to establish a hierarchy for the fair values received from third-party valuations services to be used for particular security classes. The Company also validates prices for selected securities through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

When the Company's third-party valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a price quote, which is generally non-binding, or by employing widely accepted valuation models. Fair values provided by brokers are subject to similar control processes to those noted above for fair values from third-party valuation services, including management reviews. Fair values determined internally are also subject to management review in order to ensure that valuation models and related inputs are reasonable.

The methodology above is relevant for all fixed maturity and equity securities; following are discussions of certain procedures unique to specific classes of securities.

FIXED MATURITY SECURITIES ISSUED BY GOVERNMENT ENTITIES

For most debt securities issued by government entities, the Company obtains fair value information from independent third-party valuation service providers, as quoted prices in active markets are generally only available for limited debt securities issued by government entities. The fair values received from these valuation service providers may be based on a market approach using matrix pricing, which considers a security's relationship to other securities for which a quoted price in an active market may be available, or alternatively based on an income approach, which uses valuation techniques to convert future cash flows to a single present value amount.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.1  FAIR VALUE MEASUREMENTS ON A RECURRING BASIS (CONTINUED)

FIXED MATURITY SECURITIES ISSUED BY CORPORATE ENTITIES

For most debt securities issued by corporate entities, the Company obtains fair value information from independent third-party valuation service providers. For certain corporate debt securities, the Company obtains fair value information from brokers. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of publicly-traded debt of the issuer or other comparable securities, adjusted for illiquidity and structure.

RMBS, CMBS AND CDOS

Independent third-party valuation service providers also provide fair value information for the majority of the Company's investments in RMBS, CMBS and CDOs. Where pricing is not available from valuation service providers, the Company obtains fair value information from brokers. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to structured securities, including ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies, and weighted average coupons and maturities. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. When the volume or level of market activity for an investment in RMBS, CMBS, CMBS and CDOs is limited, certain inputs used to determine fair value may not be observable in the market.

MAIDEN LANE II

The fixed maturity securities, trading portfolio includes an interest in ML II. See Note 4.2 for additional background information on ML II. At inception, the Company's economic interest in ML II was valued at the transaction price of $14.9 million. Subsequently, and prior to March 31, 2011, the ML II interest has been valued using a discounted cash flow methodology that (i) uses the estimated future cash flows and the fair value of the ML II assets, (ii) allocates the estimated future cash flows according to the ML II waterfall, and (iii) determines the discount rate to be applied to the Company's interest in ML II by reference to the discount rate implied by the estimated value of ML II assets and the estimated future cash flows of the Company's interest in the capital structure. Estimated cash flows and discount rates used in the valuations are validated, to the extent possible, using market observable information for securities with similar asset pools, structure and terms.

As a result of the announcement on March 31, 2011 by the New York Fed of its plan to begin selling the assets in the ML II portfolio over time through a competitive sales process, the Company modified its methodology for estimating the fair value of its interest in ML II to incorporate the assumption of the current liquidation, which (i) uses the estimated fair value of the ML II assets and (ii) allocates the estimated asset fair value according to the ML II waterfall.

As of December 31, 2011, the Company expected to receive cash flows (undiscounted) in excess of the Company's initial investment, and any accrued interest, in the ML II interest after repayment of the first priority obligations owed to the New York Fed. The fair value of the Company's interest in ML II is most affected by the liquidation proceeds realized by the New York Fed from the sale of the collateral securities. See Note 15 for further discussion of ML II.

The LIBOR interest rate curve changes are determined based on observable prices, interpolated or extrapolated to derive a LIBOR for a specific maturity term as necessary. The spreads over LIBOR for the Company's interest in ML II (including collateral-specific credit and liquidity spreads) can change as a result of changes in market expectations about the future performance of these investments as well as changes in the risk premium that market participants would demand at the time of the transactions.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.1  FAIR VALUE MEASUREMENTS ON A RECURRING BASIS (CONTINUED)

MUTUAL FUNDS

Mutual funds consist of interests in registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

PARTNERSHIPS

The Company initially estimates the fair value of investments in certain hedge funds, private equity funds and other partnerships by reference to the transaction price. Subsequently, the Company obtains the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. The Company considers observable market data and performs certain control procedures to validate the appropriateness of using the net asset value as a fair value measurement.

DERIVATIVE ASSETS AND LIABILITIES

Derivative assets and liabilities can be exchange-traded or traded over-the-counter ("OTC"). The Company generally values exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. The Company updates valuation inputs only when corroborated by evidence such as similar market transactions, third-party pricing services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

SHORT-TERM INVESTMENTS

For short-term investments that are measured at fair value, the carrying values of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

SEPARATE ACCOUNT ASSETS

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.1  FAIR VALUE MEASUREMENTS ON A RECURRING BASIS (CONTINUED)

Changes in the fair value of separate account assets are completely offset in the consolidated statements of income (loss) and comprehensive income (loss) by changes in separate account liabilities, which are not carried at fair value.

EMBEDDED POLICY DERIVATIVES INCLUDED IN POLICYHOLDER CONTRACT DEPOSITS

The fair value of embedded policy derivatives contained in certain variable annuity contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These cash flow estimates primarily include benefits and related fees assessed, when applicable, and incorporate expectations about policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on the Company's historical experience.

Because of the dynamic and complex nature of the expected cash flows in the Company's variable annuity contracts, risk neutral valuations are used. Estimating the underlying cash flows for these products involves many estimates and judgments, including those regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and policyholder behavior.

The Company also incorporates its own risk of non-performance in the valuation of the embedded policy derivatives associated with variable annuity contracts. Historically, the expected cash flows were discounted using the interest rate swap curve ("swap curve"), which is commonly viewed as being consistent with the credit spreads for highly-rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a plain vanilla swap against the floating rate (e.g. LIBOR) leg of a related tenor. The swap curve was adjusted, as necessary, for anomalies between the swap curve and the U.S. treasury yield curve. During the fourth quarter of 2010, the Company revised the non-performance risk adjustment to reflect a market participant's view of the Company's claims-paying ability. As a result, in 2010 the Company incorporated an additional spread to the swap curve used to value embedded policy derivatives. Primarily as a result of this change, the fair value of the embedded policy derivative liabilities decreased by $257 million, which is partially offset by an increase of $160 million of related DAC amortization.

3.2  ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following table presents information about assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value measurement based on the levels of the inputs used:

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
(CONTINUED)

                                                                                                 Cash
                                                                             Counterparty     Collateral
                                  Level 1       Level 2       Level 3        Netting (1)         (5)           Total
                               ------------   ----------   ------------     --------------   ------------   -----------
                                                                    (In millions)
December 31, 2011
Assets:
 Fixed maturity securities,
  available for sale:
  U.S. government obligations  $          -   $       16   $          -   $            -   $         -    $        16
  Foreign government                      -           24              -                -             -             24
  States, territories
   and political subdivisions             -           42              -                -             -             42
  Corporate debt                          -        2,527             12                -             -          2,539
  Mortgage-backed,
   asset-backed and
   collateralized:
   Residential mortgage-
    backed securities                     -          298            219                -             -            517
   Commercial mortgage-
    backed securities                     -          119             83                -             -            202
   Collateralized debt
    obligation/Asset-
    backed securities                     -          153             95                -             -            248
                               ------------   ----------   ------------   --------------   ------------   -----------
Total fixed maturity
 securities, available
 for sale                                 -        3,179            409                -             -          3,588
                               ------------   ----------   ------------   --------------   ------------   -----------
Fixed maturity
 securities, trading:
 Collateralized debt
  obligation/Asset-
  backed securities                       -            -             20                -             -             20
Hybrid securities:
 Mortgage-backed,
  asset-backed
  and collateralized:
  Commercial mortgage-
   backed securities                      -            7              -                -                            7
  Collateralized debt
   obligation/Asset-
   backed securities                      -            -              5                -             -              5
                               ------------   ----------   ------------   --------------   ------------   -----------
Total hybrid securities                   -            7              5                -             -             12
                               ------------   ----------   ------------   --------------   ------------   -----------
Mutual funds                              1            -              -                -             -              1
Partnerships (2)                          -            -              2                -             -              2
Derivative assets:
  Interest rate contracts                 -           13              -                -             -             13
  Foreign exchange
   contracts                              -            2              -                -             -              2
  Equity contracts                       85           56              -                -             -            141
  Counterparty netting
   and cash collateral                    -            -              -                -           (25)           (25)
                               ------------   ----------   ------------   --------------   ------------   -----------
 Total derivative assets                 85           71              -                -           (25)           131
                               ------------   ----------   ------------   --------------   ------------   -----------
 Short-term investments (3)              27          130              -                -             -            157
 Separate account assets             21,039            -              -                -             -         21,039
                               ------------   ----------   ------------   --------------   ------------   -----------
  Total                        $     21,152   $    3,387   $        436   $            -   $       (25)       $24,950
                               ============   ==========   ============   ==============   ============   ===========

Liabilities:

Policyholder contract
 deposits (4)                  $          -   $        -   $        607   $            -   $         -    $       607
                               ============   ==========   ============   ==============   ============   ===========

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
(CONTINUED)


                                                                  Counterparty     Cash
                               Level 1    Level 2      Level 3     Netting (1)  Collateral (5)  Total
                               --------   --------   ----------   -----------   -------------  -------
                                                           (In millions)
December 31, 2010
Assets:
 Fixed maturity
  securities, available
  for sale:
    U.S. government
     obligations               $      3   $     12   $        -   $       -     $      -  $        15
    Foreign governments               -         28            -           -            -           28
    States, territories
     and political
     subdivisions                     -         21            -           -            -           21
    Corporate debt                    -      2,094           10           -            -        2,104
    Mortgage-backed,
     asset-backed and
     collateralized:
     Residential mortgage-
      backed securities               -         60          121           -            -          181
     Commercial
      mortgage-
      backed securities               -         48           85           -            -          133
     Collateralized
      debt obligations                -         81           44           -            -          125
      Other debt
      securities                      -         13            -           -            -           13
                               --------   --------   ----------   ---------    ---------   ----------
 Total fixed maturity
  securities, available
  for sale                            3      2,357          260           -            -        2,620
                               --------   --------   ----------   ---------    ---------   ----------
 Fixed maturity
  securities, trading:
  Collateralized
   debt obligation/Asset-
   backed securities                  -          -           19           -            -           19
 Mutual funds                         1          -            -           -            -            1
 Partnerships (2)                     -          -            2           -            -            2
 Derivative assets:
  Interest rate contracts             -          8            -           -            -            8
  Foreign exchange contracts          -          3            -           -            -            3
  Equity contracts                   59         53           15           -            -          127
  Counterparty netting and
   cash collateral                    -          -            -           -           (7)          (7)
                               --------   --------   ----------   ---------    ---------   ----------
 Total derivative assets             59         64           15           -           (7)         131
                               --------   --------   ----------   ---------    ---------   ----------
 Short-term investments (3)         292        199            -           -            -          491
 Separate account assets         22,685          -            -           -            -       22,685
                               --------   --------   ----------   ---------    ---------   ----------
   Total                       $ 23,040   $  2,620   $      296   $       -    $      (7)  $   25,949
                               ========   ========   ==========   =========    =========   ==========

Liabilities:
Policyholder
 contract deposits (4)         $      -   $      -   $      174   $       -    $       -   $     174
                               ========   ========   ==========   =========    =========   ==========

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.2  ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
     (CONTINUED)

     (1) Represents netting of derivative exposures covered by a qualifying master netting agreement.

     (2) Amounts presented for partnerships in the tables above differ from the amounts presented in the consolidated balance sheets as these tables only include partnerships carried at estimated fair value on a recurring basis.

     (3) Amounts exclude short-term investments that are carried at cost, which approximate fair value of $120 million and $215 million at December 31, 2011 and 2010, respectively.

     (4) Amount presented for policyholder contract deposits in the tables above differ from the amounts presented in the consolidated balance sheets as these tables only include the GMWB and GMAV embedded policy derivatives which are measured at estimated fair value on a recurring basis.

     (5)  Represents cash collateral posted and received.

At December 31, 2011 and 2010, Level 3 assets were 1.6 percent and 1.1 percent of total assets and Level 3 liabilities were 2.3 percent and 0.6 percent of total liabilities, respectively.

TRANSFERS OF LEVEL 1 AND LEVEL 2 ASSETS AND LIABILITIES

The Company's policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. The Company had no significant transfers between Level 1 and Level 2 during the years ended December 31, 2010 and 2011.

CHANGES IN LEVEL 3 RECURRING FAIR VALUE MEASUREMENTS

The following tables present changes during the years ended December 31, 2011 and 2010 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) recorded in the consolidated statements of income (loss) during the years ended December 31, 2011 and 2010 related to the Level 3 assets and liabilities that remained in the consolidated balance sheets at December 31, 2011 and 2010:

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
(CONTINUED)


                                                                                                                           Changes
                                                                                                                             in
                                                                                                                         Unrealized
                                                                                                                            Gains
                                         Net                                                                              (Losses)
                                       Realized                                                                           Included
                                         and                          Purchases,                                          in Income
                                      Unrealized     Accumulated        Sales,                                               on
                          Fair          Gains           Other         Issuances                                  Fair    Instruments
                         Value         (Losses)     Comprehensive        and           Gross        Gross       Value      Held at
                       Beginning       Included        Income        Settlements,    Transfers    Transfers     End of     End of
                       of Period      in Income        (Loss)            Net             In          Out        Period     Period
                     --------------  ------------  ---------------  --------------   ----------  -----------   -------- ------------
                                                                  (In millions)
December 31, 2011
Assets:
 Fixed maturity
  securities,
  available
  for sale:
  Corporate debt     $           10  $           -  $             1  $            -   $       14  $      (13)  $     12  $        -
  Mortgage-backed,
   asset-backed and
   collateralized:
   Residential
    mortgage-
    backed
    securities                  121             -                6              88            4            -        219           -
   Commercial
    mortgage-
    backed
    securities                   85            (4)              (8)             10            -            -         83           -
   Collateralized
    debt obligations             44             -                1              40           21          (11)        95           -
                     --------------  ------------  ---------------  --------------   ----------  -----------   --------  ----------
Total fixed
 maturity
 securities,
 available
 for sale                       260            (4)               -             138           39          (24)       409           -
                     --------------  ------------  ---------------  --------------   ----------  -----------   --------  ----------
Fixed maturity
 securities,
 trading:
 Collateralized Debt
  obligation/Asset-
  backed securities              19             1                -               -            -            -         20           1

Hybrid securities:
 Mortgage-backed,
  asset-backed and
  collateralized
                     --------------  ------------  ---------------  --------------   ----------  -----------   --------  ----------
 Collateralized debt
  obligation/Asset-
  backed securities               -             -                -               5            -            -          5          (1)
                     --------------  ------------  ---------------  --------------   ----------  -----------   --------  ----------
Total hybrid
 securities                       -             -                                5            -            -          5          (1)
                     --------------  ------------  ---------------  --------------   ----------  -----------   --------  ----------
Partnerships                      2             -               -                -            -            -          2           -
Derivative assets -
 equity contracts                15             -               -                -            -          (15)         -           -
                     --------------  ------------  --------------   --------------   ----------  -----------   --------  ----------
Total                $          296  $         (3)  $           -   $          143   $       39  $       (39) $     436  $        -
                     ==============  ============  ==============  ===============  =========== ============  ========= ===========

Liabilities:
 Policyholder
  contract deposits  $         (174)  $      (422)  $           -   $          (11)  $        -   $        -  $   (607) $         -
                     ==============  ============  ==============  ===============  =========== ============  ========= ===========

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
(CONTINUED)

                                                                                                                         Changes
                                                                                                                            in
                                                                                                                        Unrealized
                                                                                                                          Gains
                                             Net                                                                         (Losses)
                                           Realized                                                                      Included
                                        and Unrealized     Accumulated        Purchases,                                in Income
                            Fair            Gains             Other             Sales,                       Fair     on Instruments
                           Value           (Losses)       Comprehensive       Issuances                     Value        Held at
                         Beginning         Included          Income        and Settlements,       Net       End of        End of
                         of Period        in Income          (Loss)              Net           Transfers    Period        Period
                       --------------  ----------------  ---------------  ------------------  -----------  --------  ---------------
                                                                    (In millions)
December 31, 2010
Assets:
 Fixed maturity
  securities, available
  for sale:
  States, territories
   and political
   subdivisions         $           -  $             (2)  $            -  $                -  $       2   $      -  $              -
  Corporate debt                   35                (1)              (1)                 (2)        (21)       10                 -
  Residential mortgage-
   backed securities               82               (34)              50                 (18)         41       121                 -
  Commercial
   mortgage-backed
   securities                      69               (16)              52                 (25)          5        85                 -
  Collateralized
   debt obligations                37                 -                5                  14         (12)       44                 -
                       --------------  ----------------  ---------------  ------------------  -----------  --------  ---------------
 Total fixed
  maturity securities,
  available for sale              223               (53)             106                 (31)         15       260                 -
Fixed maturity
 securities, trading              11                  7                -                   1           -        19                 -
Partnerships                       1                (1)                -                   -           2         2                 -
Derivative assets                  -                 -                 -                  15           -        15                 -
                       --------------  ----------------  ---------------  ------------------  -----------  --------  ---------------
Total                  $         235   $           (47)  $           106  $             (15)  $       17   $   296   $             -
                       ==============  ================  ===============  ==================  ===========  ========  ===============

Liabilities:
 Policyholder
  contract deposits    $        (477)  $           303   $             -  $               -   $        -   $  (174)  $             -
                       =============   ===============   ===============  =================   ==========   ========  ===============

Net realized and unrealized gains and losses related to Level 3 items shown above are reported in the consolidated statements of income (loss) as follows:

                                                                 Net
                                                               Realized
                                                  Net         Investment
                                               Investment       Gains
                                                 Income        (Losses)     Total
                                             --------------  ------------  -------
                                                             (In millions)
                      December 31, 2011
                      Fixed maturity
                       security securities,
                       available for sale    $           17  $       (21)  $   (4)
                      Fixed maturity
                       securities, trading                1            -        1
                      Policyholder contract
                       deposits                           -         (422)    (422)

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


3.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
(CONTINUED)

                                                       Net
                                                     Realized
                                        Net         Investment
                                     Investment       Gains
                                       Income        (Losses)     Total
                                   --------------  ------------  -------
                                                   (In millions)
            December 31, 2010
            Fixed maturity
             security securities,
             available for sale    $            3  $       (56)  $  (53)
            Fixed maturity
             securities, trading                7            -        7
             Partnerships                       -           (1)      (1)
            Policyholder contract
             deposits                           -          303      303

The following table presents the gross components of purchases, sales, issuances and settlements, net, shown above:

                                                                   Purchases,
                                                                     Sales,
                                                                    Issuances
                                                                       and
                                                                   Settlement,
                             Purchases    Sales     Settlements      Net (1)
                          --------------  -----    -------------  -------------
                                              (In millions)
December 31, 2011

ASSETS:
Fixed maturity
 security securities,
 available for sale:
 Mortgage-backed,
  asset-backed
  and collateralized:
   Residential mortgage-
    backed securities     $          132  $    -  $        (44)  $          88
   Commercial mortgage-
    backed securities                 14       -            (4)             10
   Collateralized debt
    obligations                       58       -           (18)             40
                          --------------  ------  -------------  -------------
Total fixed maturity
 securities, available
 for sale                            204       -           (66)            138
                          --------------  ------  -------------  -------------
Hybrid securities:
 Mortgage-backed,
  asset-backed and
  collateralized:
 Collateralized debt
  obligations/Asset-
  backed securities                    5       -             -               5
                          --------------  ------  -------------  -------------
Total hybrid securities                5       -             -               5
                          --------------  ------  -------------  -------------
  Total                   $          209  $    -  $        (66)  $         143
                          ==============  ======  =============  =============

LIABILITIES:
Policyholder
 contract deposits        $            -  $   16  $         (5)  $          11
                          --------------  ------  -------------  -------------
  Total                   $            -  $   16  $         (5)  $          11
                          ==============  ======  =============  =============

(1)  There were no issuances during the year ended December 31, 2011.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
(CONTINUED)

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2011 and 2010 may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

TRANSFERS OF LEVEL 3 ASSETS

The Company's policy is to transfer assets and liabilities into Level 3 when a significant input cannot be corroborated with market observable data. This may include: circumstances in which market activity has dramatically decreased and transparency to underlying inputs cannot be observed, current prices are not available and substantial price variances in quotations among market participants exist.

During the year ended December 31, 2011, transfers into Level 3 included certain RMBS, ABS, and private placement corporate debt. The transfers into Level 3 of investments in certain RMBS and certain ABS were due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The downward credit migration in part reflected the Company's move to using composite credit ratings for these securities commencing in 2011 in order to reduce reliance on any single rating agency. Transfers into Level 3 for private placement corporate debt and certain other ABS were primarily the result of the Company adjusting matrix pricing information downward to better reflect the additional risk premium associated with those securities that the Company believes was not captured in the matrix.

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant input(s) becoming observable, or when a long-term interest rate significant to a valuation becomes short-term and thus observable. In addition, transfers out of Level 3 also occur when investments are no longer carried at fair value as the result of a change in the applicable accounting methodology, given changes in the nature and extent of the Company's ownership interest. During the year ended December 31, 2011, transfers out of Level 3 primarily related to investments in private placement corporate debt, ABS, and certain derivatives assets. Transfers out of Level 3 for private placement corporate debt, ABS, and for certain derivative assets were primarily the result of the Company using observable pricing information or a third party pricing quotation that appropriately reflects the fair value of those securities, without the need for adjustment based on the Company's own assumptions regarding the characteristics of a specific security or the current liquidity in the market. Transfers out of Level 3 for certain other ABS investments were primarily due to increased observations of market transactions and price information for those securities.

The Company had no transfers of liabilities into or out of Level 3 during the year ended December 31, 2011.

INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE

The Company has one hedge fund investment that calculates net asset value per share (or its equivalent). For this investment, which is measured at fair value on a recurring basis, the Company uses the net asset value per share as a practical expedient for fair value.

At December 31, 2011 and 2010, the fair value using net asset value of this security is $1.9 million and $2.2 million, respectively, with an investment category of distressed. The distressed category includes securities of companies that are already in default, under bankruptcy protection, or troubled. This investment is redeemable annually, with a redemption notice ranging from 90 days to 180 days. This investment cannot be redeemed, in part, because the investment includes partial restrictions. The partial restrictions were put in place in 2007 and do not have stated end dates. The partial restrictions relate to at least one investment that the fund manager deems to be illiquid. In order to treat investors fairly and to accommodate subsequent subscription and redemption requests, the fund manager isolates these illiquid assets from the rest of the fund until the assets become liquid.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.3 FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS

The Company also measures the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable.

These assets include cost and equity-method investments and mortgage and other loans. The Company uses a variety of techniques to measure the fair value of these assets when appropriate, as described below.

COST AND EQUITY-METHOD INVESTMENTS

When the Company determines that the carrying value of these assets may not be recoverable, the Company records the assets at fair value with the loss recognized in earnings. In such cases, the Company measures the fair value of these assets using the techniques discussed in Valuation Methodologies, above, for partnerships.

MORTGAGE AND OTHER LOANS

When the Company determines that the carrying value of these assets may not be recoverable, the assets are recorded at fair value with the loss recognized in earnings. In such cases, the Company measures the fair value of these assets using the techniques discussed below for mortgage and other loans.

FAIR VALUE OPTION - FIXED MATURITY AND HYBRID SECURITIES, TRADING

The Company may elect to measure financial instruments at fair value and certain other assets and liabilities that are not otherwise required to be measured at fair value. Subsequent changes in fair value for designated items are reported in earnings. The election to measure financial instruments at fair value is made on an instrument-by-instrument basis at the acquisition or issuance date and is irrevocable.

The Company has elected fair value accounting for its economic interest in ML
II. Net unrealized gains of $0.6 million and $7.8 million in the years ended December 31, 2011 and 2010, respectively, and a net unrealized loss of $0.4 million in the year ended December 31, 2009, were recorded to reflect the change in the fair value of ML II, as a component of net investment income in the consolidated statements of income (loss).

The Company has elected fair value accounting for its hybrid securities. A net unrealized loss of $0.4 million in the year ended December 31, 2011 is included in the consolidated statements of income (loss) from hybrid securities classified as trading securities.

3.4 FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR
VALUE

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts and lease contracts) is discussed below.

MORTGAGE AND OTHER LOANS RECEIVABLE

Fair values of mortgage loans were estimated for disclosure purposes using discounted cash flow calculations based upon discount rates the Company believes market participants would use in determining the price that they would pay for such assets. For certain loans, the Company's current incremental lending rates for similar type loans is used as the discount rate, as it is believed that this rate approximates the rate that market participants would use. Fair values of collateral, commercial and guaranteed loans were estimated principally by using independent pricing services, broker quotes and other independent information.

POLICY LOANS

The fair values of the policy loans are generally estimated based on unpaid principal amount as of each reporting date.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.4 FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR VALUE (CONTINUED)

SHORT-TERM INVESTMENTS

The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization.

POLICYHOLDER CONTRACT DEPOSITS ASSOCIATED WITH INVESTMENT-TYPE CONTRACTS

Fair value for policyholder contract deposits associated with investment-type contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. Where no similar contracts are being offered, the discount rate is the appropriate tenor swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

The following table presents the carrying value and estimated fair value of the Company's financial instruments not measured at fair value on a recurring basis:

                                             2011                    2010
                                       -----------------      ------------------
                                       Carrying    Fair        Carrying    Fair
                                         Value    Value          Value    Value
                                       --------  -------      ---------- -------
                                                       (In millions)
ASSETS:
 Mortgage and other loans receivable   $     403  $  448         $   395  $  439
 Policy loans                                105     105             116     116
 Partnerships                                201     201             192     192
 Short-term
  investments                                120     120             215     215

LIABILITIES:
 Policyholder contract deposits (1)    $   3,936  $3,857       $   3,475  $3,426

(1) Net embedded policy derivatives within liability host contracts are presented within policyholder contract deposits.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4. INVESTMENTS

4.1 FIXED MATURITY AND EQUITY SECURITIES, AVAILABLE FOR SALE

The following table presents the cost or amortized cost, gross unrealized gains and losses and fair value of fixed maturity and equity securities available for sale by major category:

                                                                                     Other-
                          Cost or         Gross        Gross                     Than-Temporary
                         Amortized     Unrealized    Unrealized       Fair        Impairments
                            Cost          Gains        Losses        Value        in AOCI (1)
                        -------------- -----------  ------------  ------------  ----------------
                                                     (In millions)
December 31, 2011
Fixed maturity
 securities, available
 for sale:
 U.S. government
  obligations           $           13 $         3  $         -   $         16  $             -
 Foreign government                 22           2            -             24                -
 States, territories
  and political
  subdivisions                      42           -            -             42                -
 Corporate debt                  2,401         159          (21)         2,539                4
 Mortgage-backed,
 asset-backed and
 collateralized:
  Residential mortgage-
   backed securities               536          13          (32)           517              (16)
  Commercial mortgage-
   backed securities               223          10          (31)           202              (13)
  Collateralized debt
   obligations                     249           3           (4)           248                -
                        -------------- -----------  ------------  ------------  ----------------
Total fixed maturity
 securities, available
 for sale               $        3,486 $       190  $       (88)  $      3,588  $           (25)
                        ============== ===========  ============  ============  ================


                                                                                     Other-
                           Cost or          Gross        Gross                    Than-Temporary
                          Amortized      Unrealized   Unrealized      Fair         Impairments
                             Cost           Gains        Losses       Value        in AOCI (1)
                        --------------  -----------  ------------  -----------  ----------------
                                                 (In millions)
December 31, 2010
Fixed maturity
 securities, available
 for sale:
 U.S. government
  obligations           $           14  $         1  $         -   $        15   $             -
 Foreign government                 28            -            -            28                 -
 States, territories
  and political
  subdivisions                      21            -            -            21                 -
 Corporate debt                  2,006          119          (21)        2,104                 3
 Mortgage-backed,
  asset-backed and
  collateralized:
  Residential mortgage-
   backed securities               210            5          (34)          181               (16)
  Commercial mortgage-
   backed securities               153            2          (22)          133                (3)
  Collateralized debt
   obligations                     128            1           (4)          125                 -
Other debt securities               15            1           (3)           13                 -
                        -------------- -----------  ------------   -----------    ---------------
Total fixed maturity
 securities, available
 for sale               $        2,575  $       129  $       (84)  $     2,620   $           (16)
                        ==============  ===========  ============  ===========   ================

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


4.1 FIXED MATURITY AND EQUITY SECURITIES, AVAILABLE FOR SALE (CONTINUED)

(1) Represents the amount of other-than-temporary impairment losses recognized in accumulated other comprehensive income which were not included in earnings. Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

The following tables summarize the Company's gross unrealized losses and estimated fair values on fixed maturity securities available for sale, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2011 and 2010:

                          Less than 12 Months          12 Months or More              Total
                       --------------------------    -----------------------   -----------------------
                                      Unrealized                  Unrealized                Unrealized
                        Fair Value       Loss         Fair Value     Loss       Fair Value     Loss
                       --------------------------    -----------------------   -----------------------
                                                        (In millions)
December 31, 2011:
Corporate debt         $          335 $       (14)  $        46 $        (7)  $       381 $       (21)
Mortgage-backed,
 asset-backed and
 collateralized:
 Residential
  mortgage-backed
  securities                      185          (9)           82         (23)          267         (32)
 Commercial
  mortgage-backed
  securities                       49         (13)           41         (18)           90         (31)
 Collateralized debt
  obligations                     108          (3)            9          (1)          117          (4)
                       --------------------------    ----------------------    ----------------------
Total                  $          677 $       (39)  $       178 $       (49)  $       855 $       (88)
                       ==========================    ======================    ======================




                          Less than 12 Months          12 Months or More              Total
                       --------------------------    -----------------------   -----------------------
                                     Unrealized                   Unrealized                Unrealized
                        Fair Value       Loss         Fair Value     Loss       Fair Value     Loss
                       --------------------------    -----------------------   -----------------------
                                                        (In millions)
December 31, 2010:
U.S. government
 obligations           $            3 $         -   $         - $         -   $         3 $         -
Corporate debt                    444         (16)           37          (5)          481         (21)
Mortgage-backed,
 asset-backed and
 collateralized:
 Residential
  mortgage-backed
  securities                       39          (3)          107         (31)          146         (34)
 Commercial
  mortgage-backed
  securities                       28           -            77         (22)          105         (22)
 Collateralized debt
  obligations                      69          (1)           22          (3)           91          (4)
Other debt securities               -           -            13          (3)           13          (3)
                       --------------------------   -----------------------   -----------------------
Total                  $          583 $       (20)  $       256 $       (64)  $       839 $       (84)
                       ==========================   =======================   =======================

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.1 FIXED MATURITY AND EQUITY SECURITIES, AVAILABLE FOR SALE (CONTINUED)

As of December 31, 2011, the Company held 162 individual fixed maturity securities that were in an unrealized loss position, of which 60 individual securities were in a continuous unrealized loss position for longer than twelve months.

The Company did not recognize in earnings the unrealized losses on these fixed maturity securities at December 31, 2011 because management neither intends to sell the securities nor does it believe that it is more likely than not that it will be required to sell these securities before recovery of their amortized cost basis. Furthermore, management expects to recover the entire amortized cost basis of these securities. In performing this evaluation, management considered the recovery periods for securities in previous periods of broad market declines. For fixed maturity securities with significant declines, management performed fundamental credit analysis on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other market available data.

The following table presents the amortized cost and fair value of fixed maturity securities available for sale by contractual maturity as of December 31, 2011:

                                      Cost or Amortized
                                            Cost          Fair Value
                                     -------------------  -----------
                                                  (In millions)
Due in one year or less              $              61  $        61
Due after one year
through five years                                 639          670
Due after five years
through ten years                                1,622        1,711
Due after ten years                                156          179
Mortgage-backed, asset-backed
  and collateralized securities                  1,008          967
                                     -----------------  -----------
  Total fixed maturity
    securities, available for sale   $           3,486  $     3,588
                                     =================  ===========

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity.

At December 31, 2011, the Company's investments included three investments in a single entity that exceeded 10 percent of the Company's consolidated shareholder's equity. The investments included one short-term money market pool and two partnerships. At December 31, 2010, the Company's investments included three investments in a single entity that exceeded 10 percent of the Company's consolidated shareholder's equity. The investments included one short-term money market pool, one U.S. Treasury bill and one partnership.

At December 31, 2011, $8.2 million of fixed maturity securities, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

Included in the fixed maturity securities available for sale at December 31, 2011 are bonds carried at fair value of $33.8 million that were issued by affiliates.

At December 31, 2011, fixed maturity securities included $410.8 million of securities not rated investment grade.

At December 31, 2011, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $6.7 million.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.2 FIXED MATURITY SECURITIES, TRADING

On December 12, 2008, the Company and certain other wholly owned U.S. life insurance company subsidiaries of AIG sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of RMBS. In exchange for the RMBS, the life insurance companies received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price of $1.0 billion plus a participation in the residual, each of which is subordinated to the repayment of a loan from the New York Fed to ML II.

Neither AIG nor the Company has any control rights over ML II. The Company has determined that ML II is a VIE and the Company is not the primary beneficiary. The transfer of RMBS to ML II has been accounted for as a sale. The Company has elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value. This interest is reported in fixed maturity securities, trading, with changes in fair value reported as a component of net investment income. See Note 3 and 15 herein for further discussion of the Company's fair value methodology and the valuation of ML II.

As the controlling member of ML II, the New York Fed has directed ML II to sell its RMBS assets through a series of auctions held since 2011. Proceeds from the sale of the RMBS assets are used to repay in full the New York Fed's loan to ML II and the Company's deferred purchase price, including any accrued interest due, in accordance with the terms of the definitive agreements governing the sale of the RMBS assets, with any residual interests shared between the New York Fed and the program participants.

Net unrealized gains of $0.6 million and $7.8 million in the years ended December 31, 2011 and 2010, respectively, and a net unrealized loss of $0.4 million in the year ended December 31, 2009, were recorded to reflect the change in the fair value of ML II, as a component of net investment income in the consolidated statements of income (loss).

4.3 MORTGAGE AND OTHER LOANS RECEIVABLE

At December 31, 2011, the Company had direct U.S. commercial mortgage loan exposure of $408.0 million. All of the commercial mortgages were current as to payments of principal and interest at December 31, 2011.

The commercial loan exposure by state and type of loan, at December 31, 2011, were as follows:

           Number
             of                                                                                % of
State      Loans    Amount *   Apartments   Offices   Retails   Industrials   Hotels   Other   Total
          --------  --------   -----------  --------  --------  ------------  -------  ------  -----
                                           (Dollars in millions)
California     10   $     139  $         2  $     15  $      5  $         57  $     9  $   51   34.1
New York        7          55           25        23         -             7        -       -   13.5
Hawaii          1          45            -         -         -             -       45       -   11.0
Michigan        5          41           22         -         -             3        -      16   10.0
Indiana         2          35            -        18         -             -        -      17    8.6
All other
 states        10          93            2        38         1            15       27      10   22.8
          -------  ----------- -----------  --------  --------  ------------  -------  ------  -----
Total          35   $     408  $        51  $     94  $      6  $         82  $    81  $   94  100.0
          =======  =========== ===========  ========  ========  ============  =======  ======  =====

* Excludes portfolio valuation allowance and other loans receivable

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.3 MORTGAGE AND OTHER LOANS RECEIVABLE (CONTINUED)

The following table presents the credit quality indicators for commercial mortgage loans at December 31, 2011:

                                                    Class
                          --------------------------------------------------------------
                                                                                                     %
              Number                                                                                of
             of Loans      Apartments   Offices   Retails   Industrials   Hotels   Other   Total   Total
            ------------- ------------ --------- --------- ------------- -------- ------- ------- --------
                                                      (Dollars in millions)
Credit
Quality
 Indicator:
In good
 standing           35    $        51  $     94  $      6  $         82  $    81  $   94  $  408  100.0
            ==========    ===========  ========  ========  ============  =======  ======  ======  =====
Valuation
 allowance           -    $         -  $      5  $      -  $          7  $     -  $    2  $   14      -
            ----------    -----------  --------  --------  ------------  -------  ------  ------  -----

METHODOLOGY USED TO ESTIMATE THE ALLOWANCE FOR CREDIT LOSSES

For commercial mortgage loans, impaired value is based on the fair value of underlying collateral, which is determined based on the expected net future cash flows of the collateral, less estimated costs to sell. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on the analysis of internal risk ratings and current loan values. Internal risk ratings are assigned based on the consideration of risk factors including debt service coverage, loan-to-value ratio or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and of the major property tenants, economic trends in the market where the property is located, and condition of the property. These factors and the resulting risk ratings also provide a basis for determining the level of monitoring performed at both the individual loan and the portfolio level. When all or a portion of a commercial mortgage loan is deemed uncollectible, the uncollectible portion of the carrying value of the loan is charged off against the allowance.

A significant majority of commercial mortgage loans in the portfolio are non-recourse loans and, accordingly, the only guarantees are for specific items that are exceptions to the non-recourse provisions. It is therefore extremely rare for the Company to have cause to enforce the provisions of a guarantee on a commercial real estate or mortgage loan.

The Company's mortgage and other loan valuation allowance activity are as follows:

                                        2011         2010            2009
                                   ------------  -------------   ------------
                                                 (In millions)

Allowance, beginning of year       $          21      $       7   $          -
  Charge offs                                 (1)             -              -
  Additions (reductions) to
    allowance for losses                      (6)            14              7
                                   -------------   ------------   ------------
Allowance, end of year             $          14     $       21    $         7
                                   =============   ============   ============

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.3 MORTGAGE AND OTHER LOANS RECEIVABLE (CONTINUED)

The Company's impaired mortgage loans are as follows:

                                  2011
                             --------------
                             (In millions)
Impaired loans with
  valuation allowances       $          10
Impaired loans without
  valuation allowances                   -
                             -------------
  Total impaired loans                  10

Valuation allowance
  on impaired loans                     (2)
                             -------------
  Impaired loans, net        $           8
                             =============

The Company did not impair any mortgage and other loans receivable during the years ended December 31, 2010 and 2009.

The Company recognized $1 million in interest income on the above impaired mortgage loans for the year ended December 31, 2011.

4.4 PARTNERSHIPS

Investments in partnerships totaled $203 million and $194 million at December 31, 2011 and 2010, respectively, and were comprised of four partnerships and five partnerships, respectively. These partnerships consist of private equity and hedge fund investments and are managed by independent money managers who invest in equity securities, fixed maturity securities and real estate. The risks generally associated with these partnerships include those related to their underlying investments (i.e. equity securities, debt securities and real estate), plus a level of illiquidity, which is mitigated, to some extent, by the existence of contractual termination/withdrawal provisions.

4.5 INVESTMENT INCOME

Investment income by type of investment was as follows for the years ended December 31:

                                   2011         2010           2009
                                ----------   ----------    ------------
                                             (In millions)
Investment income:
  Fixed maturity securities  $        168    $     151     $      129
  Mortgage and other
    loans receivable                   28           27             27
  Policy loans                          9            3             10
  Partnerships                         10           25             37
  Short-term investments                -            2              3
  Other investment income               -            1              4
                             ------------   ----------     ----------
Gross investment income               215          209            210
Investment expenses                    (4)          (3)            (2)
                             ------------   ----------     ----------
  Net investment income      $        211   $      206     $      208
                             ============   ==========     ==========

The carrying value of investments that produced no investment income during 2011 was $6.7 million, which is 0.1 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


4.6 NET REALIZED INVESTMENT GAIN (LOSS)

Realized gains (losses) by type of investment were as follows for the years ended December 31:

                                        2011         2010        2009
                                    -----------   ---------   ----------
                                                 (In millions)
Sales of fixed maturity
  securities, available for sale     $        7   $       6  $         -
Mortgage and other loans                      5         (13)           -
Derivative asset and liabilities            139        (144)      (1,104)
Embedded policy derivatives                (433)        303        1,430
Other-than-temporary impairments            (23)        (69)        (124)
Other                                         -          (1)          (8)
                                    -----------   ---------   ----------
Net realized investment gain (loss)  $     (305)  $      82    $     194
                                    ===========   =========   ==========

The following table presents the gross realized gains and losses from sales or redemptions of the Company's available for sale securities for the years ended December 31:

                      2011                   2010                  2009
            ----------------------  --------------------- ---------------------
               Gross      Gross       Gross      Gross      Gross      Gross
              Realized   Realized    Realized   Realized   Realized   Realized
               Gains      Losses      Gains      Losses     Gains      Losses
            ----------- ----------  ---------- ---------- ---------- ----------
                                        (In millions)
Fixed
 maturity
 securities $        11 $       (4) $        6 $        - $       12 $      (12)
            ----------- ----------  ---------- ---------- ---------- ----------
Total       $        11 $       (4) $        6 $        - $       12 $      (12)
            =========== ==========  ========== ========== ========== ==========

CREDIT IMPAIRMENTS

The following table presents a rollforward of the credit impairments recognized in earnings for available for sale fixed maturity securities held by the Company for the years ended December 31:

                                                               Nine Months Ended
                                        2011          2010     December 31, 2009
                                   -------------   ---------   -----------------
                                                      (In millions)
Balance, beginning
 of period                         $       (214)   $    (155)  $             -
  Increases due to:
   Credit losses remaining in
     accumulated deficit related
     to the adoption of new other
     -than-temporary impairment
     standard                                 -           -               (115)
   Credit impairments on new
     securities subject to
     impairment losses                       (8)         (31)                (8)
   Additional credit impairments
     on previously impaired
     securities                             (13)         (38)               (43)

  Reductions due to:
   Credit impaired securities
     fully disposed for which there
     was no prior intent or
     requirement to sell                      8            7                  9
   Accretion on securities
     previously impaired due to
     credit                                  12            3                  2
                                   ------------    ---------   ----------------
Balance, end of year               $       (215)   $    (214)  $           (155)
                                   ============    =========   ================

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.6 NET REALIZED INVESTMENT GAIN (LOSS) (CONTINUED)

PURCHASED CREDIT IMPAIRED ("PCI") SECURITIES

Beginning in the second quarter of 2011, the Company purchased certain RMBS securities that had experienced deterioration in credit quality since their issuance. Management determined, based on its expectations as to the timing and amount of cash flows expected to be received, that it was probable at acquisition that the Company would not collect all contractually required payments, including both principal and interest and considering the effects of prepayments, for these PCI securities. At acquisition, the timing and amount of the undiscounted future cash flows expected to be received on each PCI security was determined based on management's best estimate using key assumptions, such as interest rates, default rates and prepayment speeds. At acquisition, the difference between the undiscounted expected future cash flows of the PCI securities and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over their remaining lives on a level-yield basis. Additionally, the difference between the contractually required payments on the PCI securities and the undiscounted expected future cash flows represents the non-accretable difference at acquisition. Over time, based on actual payments received and changes in estimates of undiscounted expected future cash flows, the accretable yield and the non-accretable difference can change, as discussed further below.

On a quarterly basis, the undiscounted expected future cash flows associated with PCI securities are re-evaluated based on updates to key assumptions. Changes to undiscounted expected future cash flows due solely to the changes in the contractual benchmark interest rates on variable rate PCI securities will change the accretable yield prospectively. Declines in undiscounted expected future cash flows due to further credit deterioration as well as changes in the expected timing of the cash flows can result in the recognition of an other-than-temporary impairment charge, as PCI securities are subject to the Company's policy for evaluating investments for other-than-temporary impairment. Significant increases in undiscounted expected future cash flows for reasons other than interest rate changes are recognized prospectively as an adjustment to the accretable yield.

The following tables present information on the Company's PCI securities, which are included in fixed maturity securities, available for sale:

                                                 At Date of
                                                 Acquisition
                                             -------------------
                                                (In millions)
Contractually required payments
  (principal and interest)                   $               261
Cash flows expected to be collected (a)                      189
Recorded investment in acquired securities                   133

(a) Represents undiscounted expected cash flows, including both principal and interest.

                                             December 31, 2011
                                             -------------------
                                               (In millions)
Outstanding principal balance                $               188
Amortized cost                                               121
Fair value                                                   115

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.6 NET REALIZED INVESTMENT GAIN (LOSS) (CONTINUED)

The following table presents activity for the accretable yield on PCI securities for the year ended December 31:

                                                    2011
                                               --------------
                                                (In millions)
Balance, beginning of year                   $            -
  Newly purchased PCI securities                          56
  Accretion                                               (6)
  Effect of changes in interest rate indices               -
  Net reclassification from (to)
    non-accretable difference,
    including effects of prepayments                      18
                                             ---------------
Balance, end of year                         $            68
                                             ===============

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk and equity market risk. See Notes 3 and 4 for further discussion on derivative financial instruments.

The following table presents the notional amount and gross fair value of derivative financial instruments, by their underlying risk exposure, excluding embedded policy derivatives, held at:

                                            Derivative Assets            Derivative Liabilities
                                     ------------------------------   -----------------------------
                                        Notional       Fair Value       Notional      Fair value
                                        Amount (1)        (2)          Amount (1)        (2)
                                     ------------  ----------------   ------------ ----------------
                                                         (In millions)
December 31, 2011
Derivatives not designated as
hedging instruments:
  Interest rate contracts            $          75   $           13   $            -   $          -
  Foreign exchange contracts                    11                2                -              -
  Equity contracts                           2,853              141                -              -
  Other contracts (3)                            -                -           13,914            607
                                     -------------   --------------   --------------   ------------
Total derivatives, gross             $       2,939              156   $       13,914            607
                                     =============                    ==============
  Counterparty netting                                           -                                -
  Cash collateral                                              (25)                               -
                                                     --------------                    ------------
Total derivatives, net                                          131                             607
Less: Bifurcated embedded
 policy derivatives                                               -                            (607)
Total derivatives on balance sheets                  $          131                    $          -
                                                     ==============                    ============

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

                                            Derivative Assets            Derivative Liabilities
                                     ------------------------------   -----------------------------
                                       Notional        Fair Value        Notional       Fair value
                                       Amount (1)         (2)           Amount (1)         (2)
                                     -------------   --------------   --------------   ------------
                                                             (In millions)
December 31, 2010
Derivatives not designated as
hedging instruments:
  Interest rate contracts            $          75   $            8   $            -   $          -
  Foreign exchange contracts                    14                3                -              -
  Equity contracts                           2,456              127              137              -
  Other contracts (3)                            -                -           10,937            174
                                     -------------   --------------   --------------   ------------
Total derivatives, gross             $       2,545              138   $       11,074            174
                                     =============                    ==============
  Counterparty netting                                            -                               -
  Cash collateral                                                (7)                              -
                                                     --------------                    ------------
Total derivatives, net                                          131                             174

Less: Bifurcated embedded
 policy derivatives (4)                                           -                            (174)
                                                     --------------                    ------------
Total derivatives on balance sheets                  $          131                    $          -
                                                     ==============                    ============

     (1) Notional or contractual amounts of derivative financial instruments represent a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market risk or credit risk and is not recorded in the consolidated balance sheets. Notional amounts generally represent the amounts used to calculate contractual cash flows to be exchanged and are only paid or received for certain contracts, such as currency swaps.

     (2) See Note 3 for additional information regarding the Company's fair value measurement of derivative instruments.

     (3) Included in the Other contracts are bifurcated embedded policy derivatives related to living benefits which are recorded within policyholder contract deposits in the consolidated balance sheets.

     (4) 2010 includes a change in valuation assumption relating to embedded policy derivatives.

The Company has taken positions in certain derivative financial instruments in order to mitigate the impact of changes in interest rates or equity markets on cash flows or certain policyholder liabilities. Financial instruments used by the Company for such purposes include interest rate swaps, index options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds). The Company has determined that its derivative financial instruments do not qualify for hedge accounting.

Interest rate or foreign currency swap agreements are agreements to exchange with a counterparty, at specified intervals, interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) or in different currencies, based on an underlying principal balance (notional amount). Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each interest payment due date, which is included in the consolidated statements of income (loss).

Index options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, either to purchase or sell a financial instrument at a specified price within a specified period of time. The Company has purchased cash settled put and call options on the S&P 500 index to offset the risk of certain guarantees of annuity policy values.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

Futures contracts are agreements between two parties that commit one party to purchase and the other to sell a particular commodity or financial instrument at a price determined on the final settlement day of the contract. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange. Some futures contracts may call for physical delivery of the asset, while others are settled in cash. The Company uses futures contracts on U.S. treasury notes, U.S. treasury bonds to offset the risk of certain guarantees on annuity policy values.

The Company recorded the following change in value of its derivative financial instruments, including periodic net coupon settlements, change in value of its embedded policy derivatives and gains and losses on sales of derivatives in net realized investment gain (loss) in the consolidated statements of income (loss):

                                       2011       2010        2009
                                    ---------   --------   ---------
                                            (In millions)
Derivatives not designated
  as hedging instruments:
  Interest rate contracts           $        6   $      6   $    (172)
  Foreign exchange contracts                 -          2          (1)
  Equity contracts                         133       (152)       (931)
                                    ----------   --------   ---------
Total derivatives not designated
  as hedging instruments                   139       (144)     (1,104)
Embedded policy derivatives               (433)       303       1,430
                                    ----------   --------   ---------
Total derivative instruments        $     (294)  $    159   $     326
                                    ==========   ========   =========

The Company issues certain variable annuity products which contain guaranteed provisions that are considered embedded policy derivatives. The fair value of these embedded policy derivatives is reflected in policyholder contract deposits in the consolidated balance sheets. The changes in fair value of the embedded policy derivatives are reported in net realized investment gain (loss) in the consolidated statements of income (loss).

The Company is exposed to potential credit-related losses in the event of nonperformance by counterparties to financial instruments. At December 31, 2011 and 2010, the Company had $37.8 million and $36.7 million, respectively, of net derivative assets outstanding with AIG Financial Products Corp., an affiliated company. The credit exposure of the Company's derivative financial instruments is limited to the fair value of contracts that are favorable to the Company at the reporting date.

6. VARIABLE INTEREST ENTITIES

On December 12, 2008, the Company and certain other domestic insurance subsidiaries of AIG sold all of their undivided interests in a pool of $39.3 billion face amount of RMBS to ML II, whose sole member is the New York Fed.
The Company has a significant variable economic interest in ML II, which is a VIE. The Company's involvement with ML II is primarily as a passive investor in debt securities (rated and unrated) and equity interests issued by ML II. See Notes 4 and 15 herein for further discussion.

A VIE is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights and do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but rather is based on other criteria discussed below.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

6. VARIABLE INTEREST ENTITIES (CONTINUED)

In all instances, the Company consolidates a VIE when it determines that the Company is the primary beneficiary. This analysis includes a review of the VIE's capital structure, contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued, and the Company's involvements with the entity. In evaluating consolidation, the Company also evaluates the design of the VIE, and the related risks to which the entity was designed to expose the variable interest holders to.

Exposure to Loss

The Company calculates its maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where the Company has also provided credit protection to the VIE with the VIE as the referenced obligation, and (iii) other commitments and guarantees to the VIE.

The following table presents total assets of unconsolidated VIEs in which the Company holds a variable interest, as well as the Company's maximum exposure to loss associated with these VIEs:

                                    Maximum Exposure to Loss
                        -------------------------------------------------
                        Total VIE   On-Balance   Off-Balance
                          Assets       Sheet        Sheet        Total
                        ---------   ----------   -----------   ----------
                                         (In millions)
December 31, 2011
ML II                   $   9,254   $       20   $        -    $       20
                        ---------   ----------   -----------   ----------
Total                   $   9,254   $       20   $        -    $       20
                        =========   ==========   ==========    ==========

Balance Sheet Classification

The Company's interest in the assets and liabilities of unconsolidated VIEs was classified in fixed maturity securities, trading on the Company's balance sheets.

7. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

The following table summarizes the activity in deferred policy acquisition costs:

                                                    Years ended December 31,
                                            ----------------------------------------
                                                2011         2010           2009
                                            ------------ ------------    -----------
                                                        (In millions)
Balance at beginning of year                 $      612    $      671    $     1,151
  Deferrals                                         226           162             79
  Accretion of interest/amortization               (149)          (99)             3
  Effect of net unrealized (gain)
    loss on securities (1)                           (6)            -              -
  Effect of realized (gains)
    losses on securities                           (167)         (122)          (268)
  Effect of unlocking assumptions
    used in estimating future gross
    profits (2)                                       -             -           (294)
                                            -----------    ----------    -----------
Balance at end of year                       $      516    $      612    $       671
                                            ===========    ==========    ===========

(1) In 2009, includes a decrease of $36.2 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS (CONTINUED)

  (2) The Company adjusts amortization of deferred acquisition costs when the assumptions underlying the estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions at least annually. The 2009 amount was primarily the result of reductions in the long-term growth rate assumptions and deteriorating equity market conditions early in the year. In the first quarter of 2009, the long-term separate account growth rate assumption was reduced to 7.5 percent from 10 percent.

The annuity operations defer enhanced crediting rates or bonus payments to contract holders on certain of its products ("Bonus Payments"). The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature. The following table summarizes the activity in these deferred expenses:

                                         Bonus        Distribution
                                        Payments         Costs        Total
                                     --------------  --------------  --------
                                                     (In millions)
AT DECEMBER 31, 2011:
Balance at beginning of year         $          88   $          20   $    108
  Deferrals                                     19              14         33
  Accretion of interest/amortization           (17)            (11)       (28)
  Effect of net unrealized
   (gain) loss on securities                    (1)              -         (1)
  Effect of realized (gains)
    losses on securities                       (19)              -        (19)
                                     --------------  --------------  --------
Balance at end of year               $          70   $          23   $     93
                                     ==============  ==============  ========

                                         Bonus        Distribution
                                        Payments         Costs        Total
                                     --------------  --------------  --------
                                                     (In millions)
AT DECEMBER 31, 2010:
Balance at beginning of year         $         134   $          21   $    155
  Deferrals                                     14              10         24
  Accretion of interest/amortization           (46)            (11)       (57)
  Effect of realized (gains)
    losses on securities                       (14)              -        (14)
                                     --------------  --------------  --------
Balance at end of year               $          88   $          20   $    108
                                     ==============  ==============  ========

                                         Bonus        Distribution
                                        Payments         Costs        Total
                                     --------------  --------------  ---------
                                                     (In millions)
AT DECEMBER 31, 2009:
Balance at beginning of year         $         217   $          28   $     245
  Deferrals                                     11               7          18
  Accretion of interest/amortization             5             (14)         (9)
  Effect of realized (gains)
    losses on securities (1)                   (49)              -         (49)
  Effect of unlocking
    assumptions used in estimating
    future gross profits (2)                   (50)              -         (50)
                                     --------------  --------------  ---------
Balance at end of year               $         134   $          21   $     155
                                     ==============  ==============  =========



     (1) In 2009, includes a decrease of $5.1 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard.

     (2) The Company adjusts amortization of deferred sales inducements when the assumptions underlying the estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions at least annually. The 2009 amounts were primarily the result of reductions in the long-term growth rate assumptions and deteriorating equity market conditions early in the year. In the first quarter of 2009, the long-term separate account growth rate assumption was reduced to 7.5 percent from 10 percent.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8. POLICYHOLDER CONTRACT DEPOSITS AND FUTURE POLICY BENEFITS

Future policy benefits and policyholder contract deposit liabilities were as follows at December 31:

                                    2011         2010
                                ------------  ----------
                                       (In millions)
Policyholder contract deposits:
  Annuities                     $      3,462  $    2,521
  Universal life                       1,057       1,105
  Other contract deposits                 24          23
                                ------------  ----------
                                $      4,543  $    3,649
                                ============  ==========
Future policy benefits:
  Annuities                     $        417  $      379
                                ============  ==========

Details concerning the Company's exposure to guaranteed benefits were as follows:

                                                                                           Highest
                                                                                          Specified
                                                                                         Anniversary
                                                                                        Account Value
                                                                       Return of Net         Minus
                                                                      Deposits Plus a     Withdrawals
                                                                          Minimum             Post
                                                                           Return         Anniversary
                                                                      ---------------   --------------
                                                                          (Dollars in millions)
AT DECEMBER 31, 2011:
In the event of death (GMDB and EEB):
     Net account value                                                $         9,632   $       10,597
     Net amount at risk (a)                                                     1,142            1,470
     Average attained age of contract holders                                      66               67
     Range of guaranteed minimum return rates (GMDB)                             0%-5%               0%

At annuitization (GMIB):
     Net account value                                                $         1,365
     Net amount at risk (b)                                                       110
     Weighted average period remaining until earliest annuitization         0.3 years
     Range of guaranteed minimum return rates                                  0%-6.5%

Accumulation at specified date (GMAV):
     Account value                                                    $           961
     Net amount at risk (c)                                                        23
     Weighted average period remaining until guaranteed payment             3.0 years

Annual withdrawals at specified date (GMWB):
     Account value                                                    $        10,592
     Net amount at risk (d)                                                     1,358
     Weighted average period remaining until guaranteed payment            16.6 years

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8. POLICYHOLDER CONTRACT DEPOSITS AND FUTURE POLICY BENEFITS (CONTINUED)

                                                                                        Highest
                                                                                       Specified
                                                                                      Anniversary
                                                                                     Account Value
                                                                    Return of Net        Minus
                                                                   Deposits Plus a    Withdrawals
                                                                       Minimum            Post
                                                                       Return         Anniversary
                                                                   ---------------   -------------
                                                                        (Dollars in millions)
AT DECEMBER 31, 2010:
In the event of death (GMDB and EEB):
   Net account value                                                $        8,982    $     11,564
   Net amount at risk (a)                                                      909           1,073
   Average attained age of contract holders                                     68              70
   Range of guaranteed minimum return rates (GMDB)                            0%-5%              0%

At annuitization (GMIB):
   Net account value                                                $        1,662
   Net amount at risk (b)                                                       79
   Weighted average period remaining until earliest annuitization        0.7 years
   Range of guaranteed minimum return rates                                 0%-6.5%

Accumulation at specified date (GMAV):
   Account value                                                    $        1,264
   Net amount at risk (c)                                                       14
   Weighted average period remaining until guaranteed payment            4.0 years

Annual withdrawals at specified date (GMWB):
   Account value                                                    $        9,169
   Net amount at risk (d)                                                      715
   Weighted average period remaining until guaranteed payment           18.8 years

(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, net of reinsurance, if all contract holders died at the same balance sheet date. The net amount at risk does not take into account the effect of caps and deductibles from the various reinsurance treaties.

(b) Net amount at risk represents the present value of the projected guaranteed benefit exposure in excess of the projected account value, net of reinsurance, if all contract holders annuitized at their respective eligibility date.

(c) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders reached the specified date at the same balance sheet date.

(d) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date. If no withdrawals have been made for those policies with a waiting period, the contract holder will realize an increase in the benefit base after all other amounts guaranteed under this benefit have been paid. This increase in the benefit base increases the net amount at risk by $68.0 million and $78.9 million as of December 31, 2011 and 2010, respectively and is payable no sooner than 10 years from the end of the waiting period.

The following summarizes the activity in future policy benefits (GMDB and GMIB) on the consolidated balance sheets:

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8. POLICYHOLDER CONTRACT DEPOSITS AND FUTURE POLICY BENEFITS (CONTINUED)

                                          2011        2010
                                       ---------   ---------
                                         (In millions)
Balance at the beginning of the year  $      379   $      437
  Guaranteed benefits incurred               111           25
  Guaranteed benefits paid                   (73)        (83)
                                      ----------   ----------
Balance at the end of the year        $      417   $      379
                                      ==========   ==========

The following assumptions and methodology were used to determine future policy benefits at December 31, 2011 and 2010:

     - Data used was 50 stochastically generated investment performance scenarios.

     - Mean investment performance assumption was 7.5 percent in 2011 and 2010.

     -    Volatility assumption was 16 percent.

     - Mortality was assumed to be 50 percent Male and 80 percent Female of the 1994 Variable Annuity MGDB table.

     - Lapse rates vary by contract type and duration and range from 0 percent to 40 percent.

     -    The discount rate was approximately 8 percent.

The Company performs a loss recognition review to determine whether future profitability of insurance-oriented products may be substantially lower than estimated, which can result in an impairment charge to DAC or the establishment of additional reserves. This review considers if additional future policy benefit reserves are required if unrealized gains included in other comprehensive income were assumed to be actually realized and the proceeds are reinvested at lower yields. As a result of this review, the Company increased reserves by $12.8 million in 2011.

9. REINSURANCE

Reinsurance contracts do not relieve the Company from its obligations to contract holders. The Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal. The Company has no reinsurance recoverable or related concentration of credit risk greater than 10 percent of shareholder's equity.

Variable fees are net of reinsurance premiums of $14.6 million, $17.5 million and $19.7 million in 2011, 2010 and 2009, respectively. Guaranteed benefits paid were reduced by reinsurance recoveries of $6.3 million, $13.0 million and $13.2 million in 2011, 2010 and 2009, respectively.

Universal life insurance fees are net of reinsurance premiums of $26.5 million, $27.7 million and $28.3 million in 2011, 2010 and 2009, respectively. Reinsurance recoveries recognized as a reduction of claims on universal life insurance contracts amounted to $23.6 million, $21.7 million and $28.8 million in 2011, 2010 and 2009, respectively.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   COMMITMENTS AND CONTINGENT LIABILITIES

10.1  COMMITMENTS

LEASES

The Company has various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates through 2018. At December 31, 2011, the future minimum lease payments under the operating leases are approximately $3 million a year from 2012 through 2016 and $4.6 million thereafter. Rent expense was $2.3 million, $2.5 million and $3.1 million for the years ended December 31, 2011, 2010 and 2009, respectively.

MORTGAGE LOAN COMMITMENTS

The Company had $1.8 million in commitments relating to mortgage loans at December 31, 2011.

10.2  CONTINGENT LIABILITIES

SUPPORT AGREEMENTS

As of December 31, 2011, the Company has two agreements outstanding in which it has agreed to provide liquidity support for certain short-term securities of municipalities and non-profit organizations (collectively, the "short-term securities") by agreeing to purchase such short-term securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. Additionally, the Company guarantees the payment of these securities upon redemption. One of these commitments is scheduled to expire on December 1, 2012, and the other commitment is scheduled to expire on October 1, 2022. The outstanding commitments may be extended beyond their stated maturities. Related to each of these agreements are participation agreements with the Parent under which the Parent shares in a portion of these liabilities in exchange for a proportionate percentage of the fees received under these agreements.

In September and October 2008, the Company purchased all of the short-term securities then outstanding pursuant to its obligations under the above-referenced liquidity support agreements. If the Company is able to re-market these short-term securities, the Company's obligations under the liquidity support agreements referenced above will continue to inure to the benefit of the purchasers of the re-marketed securities. The short-term securities have a current estimated market value of $16.0 million at December 31, 2011 and the Company has not re-marketed any of these short-term securities. As the holder of the short term securities, the Company recorded $1.1 million as interest payments received from these securities in 2010 and an immaterial amount in 2011.

SAAMCo is the investment advisor of SunAmerica Money Market Fund (the "Fund"), a series of the SunAmerica Money Market Funds, Inc., which seeks to maintain a stable $1.00 net asset value per share. The Fund's market value NAV was negatively impacted by a loss on an asset-backed security ("Cheyne"). SAAMCo has provided certain commitments to the Board of Directors of the Fund to contribute capital to maintain a minimum market value per share up to the amount of the security loss. Management has also committed that should the realized loss carry forward from Cheyne eventually expire, SAAMCo will reimburse the Fund to the extent of the expiration. SAAMCo has recorded a contingent liability of $1.2 million for expected future capital contributions as of December 31, 2011. These amounts have been included in general and administrative expenses in the consolidated statements of income (loss).

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10. COMMITMENTS AND CONTINGENT LIABILITIES (CONTINUED)

Legal and Regulatory Matters

The Company is party to various lawsuits and proceedings arising in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating the Company to pay has occurred. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and timing of any future guaranty fund assessments, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. The Company accrued $1.0 million and $1.2 million for these guarantee fund assessments at December 31, 2011, and 2010, respectively, which is reported within Other liabilities in the accompanying consolidated balance sheets.

Like many other companies, including financial institutions and brokers, the Company received subpoenas for information in connection with an ongoing investigation by the Securities and Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt bond issuances. The Company is also responding to subpoenas concerning the same subject matter sent by or on behalf of various state attorneys general. The Company is cooperating fully with the investigation. The impact of this matter, if any, on the Company's financial position cannot be reasonably estimated at this time.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

11. SHAREHOLDER'S EQUITY

Capital contributions received by the Company were as follows:

                                      Years ended December 31,
                                      -----------------------
                                       2011    2010     2009
                                      ------  ------   ------
                                            (In millions)
Cash contributions                    $    -  $   31   $    -
All other non-cash contributions (1)       4     (10)       4
                                      ------  ------   ------
    Total capital contributions       $    4  $   21   $    4
                                      ======  ======   ======

     (1) The Company received non-cash capital contributions of $4 million equal to certain compensation expense recognized.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11. SHAREHOLDER'S EQUITY (CONTINUED)

The components of accumulated other comprehensive income (loss) at December 31 were as follows:

                                                                 2011       2010        2009
                                                               ---------  ---------   -------
                                                                       (In millions)
Fixed maturity and equity securities, available for sale and partnerships:
  Gross unrealized gains                                       $     194   $    134   $    93
  Gross unrealized losses                                            (86)       (81)     (201)
Adjustment to DAC and deferred sales inducements                      (7)        --        --
Insurance loss recognition                                           (13)        --        --
Foreign currency translation adjustments                              (2)       (2)        (2)
Deferred federal and state income tax (expense) benefit              (30)      (18)        39
                                                               ---------  ---------  --------
Accumulated other comprehensive income (loss) (1)              $      56  $     33   $    (71)
                                                               =========  =========  ========

     (1) The 2009 amount includes a decrease of $142.6 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard. See Note 2.13 for additional disclosures on this standard.

Dividends that the Company may pay to the Parent in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the State of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10 percent of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. No dividends can be paid by the Company to its shareholder in 2011 without obtaining prior approval from the Arizona Department of Insurance.

The Company is required to file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The Arizona Department of Insurance ("AZ DOI") has the right to permit specific practices that deviate from prescribed practices. In 2010, the Company received permission from the AZ DOI to restate the statutory gross paid-in and contributed statutory surplus and the unassigned funds components of its statutory surplus, similar to the restatement of statutory surplus balances that occurs pursuant to the prescribed accounting guidance for a quasi-reorganization. This statutory restatement resulted in an increase in statutory unassigned funds in an amount equal to the contributions received from AIG of $288.0 million, that offset the Company's losses incurred on certain securities and a corresponding decrease in statutory gross paid in and contributed statutory surplus. The permitted practice had no impact on either the Company's statutory basis net income or total statutory surplus or impact on these financial statements. In addition, there was no impact on the Company's risk-based capital results.

Statutory net income (loss) and capital and surplus of the Company at December 31 were as follows:

                                 2011      2010     2009
                              ---------  -------  -------
                                   (In millions)
Statutory net income           $     80  $    75  $   122
Statutory capital and surplus  $    814  $   834  $   654

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12. INCOME TAXES

12.1 INCOME TAX EXPENSE (BENEFIT)

The components of the provisions for income taxes on pretax income consist of the following:

                                      Years ended December 31,
                                    ----------------------------
                                      2011       2010      2009
                                    -------    -------   -------
                                            (In millions)
Current                             $   128    $   (22)  $  (292)
Deferred                               (353)        77       177
                                    -------    -------   -------
Total income tax expense (benefit)  $  (225)   $    55   $  (115)
                                    =======    =======   =======

The U.S. federal statutory income tax rate is 35 percent for 2011, 2010 and 2009. Actual tax expense on income differs from the statutory amount computed by applying the federal income tax rate due to the following:

                                                                 Years ended December 31,
                                                              -----------------------------
                                                                2011       2010      2009
                                                              --------   --------   -------
                                                                      (In millions)
U.S. federal income tax expense (benefit) at statutory rate  $   (119)   $     50   $  (100)
Adjustments:
  Valuation allowance                                            (164)         76        23
  State income taxes (net of federal benefit)                      72         (58)       (4)
  Separate account dividends received deduction                   (19)        (18)      (41)
  Tax credits                                                      (5)         (4)       (7)
  Adjustment to prior year tax liability (a)                        -           7        10
  Goodwill                                                          -           -         3
  Other, net                                                       10           2         1
                                                             --------    --------   -------
 Total income tax expense (benefit)                          $   (225)   $     55   $  (115)
                                                             ========    ========   =======

(a) In 2011, 2010 and 2009, the Company revised its estimate of tax contingency amount for prior year based on additional information that became available.

12.2 DEFERRED INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the net deferred tax assets and liabilities at December 31 are as follows:

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.2 DEFERRED INCOME TAXES (CONTINUED)

                                                                                     2011       2010
                                                                                   --------   -------
                                                                                         (In millions)
Deferred Tax Liabilities:
  Deferred policy acquisition costs and deferred sales inducements                 $  (174)  $  (207)
  Net unrealized gains on fixed maturity and equity securities available for sale      (30)      (18)
  Partnership income                                                                    (8)       (3)
  Other liabilities                                                                     (7)       (2)
                                                                                   -------   -------
    Deferred tax liabilities                                                          (219)     (230)
                                                                                   -------   -------

Deferred Tax Assets:
  Basis differential in investments                                                     86        80
  Policy reserves                                                                      428       200
  Capital loss carryforward - Federal                                                  140       156
  State income taxes and net operating loss                                              9        78
  Foreign tax credit                                                                    18        13
  Other assets                                                                          34        22
                                                                                   -------   -------
    Deferred tax assets                                                                715       549
  Valuation allowance                                                                 (148)     (312)
                                                                                   -------   -------
    Total deferred tax assets                                                          567       237
                                                                                   -------   -------
  Net deferred tax asset                                                           $   348   $     7
                                                                                   =======   =======

The following table presents tax losses and credits carryforwards as of December 31, 2011 on a tax return basis:

                                                                  Tax
                                                Gross          Effected    Expiration Periods
                                            --------------  -------------  ------------------
                                                     (In millions)
Federal capital loss carryforwards          $          400  $         140      2013 - 2014
State capital loss carryforwards                        50              3      2014 - 2019
State net operating loss carryforwards                  49              3      2011 - 2029
Foreign tax credit carryforwards                        --             18      2018 - 2021
                                            --------------  -------------
Total tax losses and credits carryforwards  $          499  $         164
                                            ==============  =============

The Company has recorded a full valuation allowance against the capital loss carryforwards and the state net operating loss carryforwards described in the above table.

The Company is included in the consolidated federal income tax return of its ultimate parent, AIG. Under the tax sharing agreement with AIG, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

In general, realization of deferred tax assets depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. The Company assessed its ability to realize the deferred tax asset of $715 million and concluded that a $148 million valuation allowance was required to reduce the deferred tax asset at December 31, 2011 to an amount the Company believes is more likely than not to be realized.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.2 DEFERRED INCOME TAXES (CONTINUED)

When making its assessment, the Company considered all available evidence, including the impact of being included in the consolidated federal tax return of AIG, future reversals of existing taxable temporary differences, estimated future GAAP taxable income, and tax planning strategies the Company would implement, if necessary, to realize the net deferred tax asset.

In assessing future GAAP taxable income, the Company considered its strong earnings history exclusive of the recent losses on securities lending program, because the Company and AIG entered into transactions with the New York Fed to limit exposure to future losses. The Company also considered the taxable income from sales of businesses under the asset disposition plan of AIG, the continuing earnings strength of the businesses AIG intends to retain and AIG's completion of its recapitalization and the wind-down of the certain financial product portfolios, together with other actions AIG is taking, when assessing the ability to generate sufficient future taxable income during the relevant carryforward periods to realize the deferred tax asset.

Estimates of future taxable income generated from specific transactions and tax planning strategies discussed above could change in the near term, perhaps materially, which may require the Company to adjust its valuation allowance. Such adjustment, either positive or negative, could be material to the Company's financial condition or it results of operations for an individual period.

In evaluating the realizability of the loss carryforwards, the Company considered the relief provided by Internal Revenue Service ("IRS") Notice 2008-84 which provides that the limitation on loss carryforwards that can arise as a result of one or more acquisitions of stock of a loss company will not apply to such stock acquisitions for any period during which the United States becomes a direct or indirect owner of more than 50 percent interest in the loss company.

12.3 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

                                                         2011     2010
                                                        ------   ------
                                                         (In millions)
Gross unrecognized tax benefits at beginning of period  $   24   $   17
  Increases in tax positions for prior years                --        7
                                                        ------   ------
Gross unrecognized tax benefits at end of period        $   24   $   24
                                                        ======   ======

The Company continually evaluates proposed adjustments by taxing authorities. At December 31, 2011, such proposed adjustments would not result in a material change to the Company's financial condition. Although it is reasonably possible that a significant change in the balance of unrecognized tax benefits may occur within the next twelve months, at this time it is not possible to estimate the range of the change due to the uncertainty of the potential outcomes.

At December 31, 2011 and 2010, the Company's unrecognized tax benefits, excluding interest and penalties, were $24 million and $24 million respectively. As of December 31, 2011 and 2010, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $24 million and $24 million respectively.

Interest and penalties, if any, related to unrecognized tax benefits are recognized as a component of income tax expense. At December 31, 2011 and 2010, the Company had a receivable of $1.0 million and $0.5 million, respectively, related to interest (net of federal tax). For the years ended December 31, 2011 and 2010, the Company had recognized an expense of $0.5 million and $1.4 million, respectively, of interest (net of federal tax) in the consolidated statements of income (loss).

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.4 TAX EXAMINATIONS

The Company is currently under audit by the IRS for calendar year 2004 - 2005. All years prior to 2004 are no longer subject to audit. Although the final outcome of possible issues raised in any future examination is uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements.


13. RELATED PARTY TRANSACTIONS

13.1 EVENTS RELATED TO AIG

On January 14, 2011 ("Closing"), AIG completed a series of integrated transactions to recapitalize AIG with the Department of the Treasury, and the New York Fed and the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury ("Trust"), including the repayment of all amounts owed under the Credit Agreement, dated as of September 22, 2008. At the Closing, AIG repaid to the New York Fed approximately $21 billion in cash, representing complete repayment of all amounts owing under AIG's revolving credit facility with the New York Fed (the "New York Fed credit facility"), and the New York Fed credit facility was terminated. The funds for the repayment came from the net cash proceeds from AIG's sale of 67 percent of the ordinary shares of AIA Group Limited ("AIA") in its initial public offering and from AIG's sale of American Life Insurance Company ("ALICO") in 2010.

Additional information on AIG is publicly available in its regulatory filings with the SEC which can be found at www.sec.gov. Information regarding AIG as described herein is qualified by regulatory filings AIG files from time to time with the SEC.

13.2 OTHER RELATED PARTY TRANSACTIONS

SHORT-TERM FINANCING AGREEMENTS

On June 1, 2009, the Company amended and restated a short-term financing arrangement with the Parent, dated February 15, 2004, whereby the Parent has the right to borrow up to $500 million from the Company. This arrangement was amended and restated solely for the purpose of reflecting the name change of the Company to SunAmerica Annuity and Life Assurance Company ("SAAL"). All terms and conditions set forth in the original arrangement remain in effect, including that any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2011 and 2010.

On February 15, 2004, the Company entered into a short-term financing arrangement with the Parent whereby the Company has the right to borrow up to $500 million from the Parent. Any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2011 and 2010.

On February 15, 2004, the Company entered into a short-term financing arrangement with its affiliate, The United States Life Insurance Company in the City of New York ("USL") (as successor by the merger of First SunAmerica Life Insurance Company ("FSA") with and into USL, whereby the Company has the right to borrow up to $15 million from USL. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this arrangement at December 31, 2011 and 2010.

On June 1, 2009, the Company amended and restated a short-term financing arrangement with USL (as successor by the merger of FSA with and into USL), dated February 15, 2004, whereby USL has the right to borrow up to $15 million from the Company. This arrangement was amended and restated solely for the purpose of reflecting the name change of AIG SunAmerica Life Assurance Company to SAAL. All terms and conditions set forth in the original arrangement remain in effect. There were no outstanding balances under this arrangement at December 31, 2011 and 2010.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.2 OTHER RELATED PARTY TRANSACTIONS (CONTINUED)

On June 1, 2009, the Company amended and restated a short-term financing arrangement with SAFGRS, dated September 26, 2001, whereby the Company has the right to borrow up to $500 million from SAFGRS. This arrangement was amended and restated solely for the purpose of reflecting the name changes of (i) the Company from Anchor National Life Insurance Company to SAAL, and (ii) SunAmerica Inc. to SAFGRS. All terms and conditions set forth in the original arrangement remain in effect, including that any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2011 and 2010.

On June 1, 2009, the Company amended and restated a short-term financing arrangement with SAFGRS, dated December 19, 2001, whereby SAFGRS has the right to borrow up to $500 million from the Company. This arrangement was amended and restated solely for the purpose of reflecting the name changes of (i) the Company from Anchor National Life Insurance Company to SAAL, and (ii) SunAmerica Inc. to SAFGRS. All terms and conditions set forth in the original arrangement remain in effect, including that any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2011 and 2010.

On June 1, 2009, the Company amended and restated a short-term financing arrangement with SunAmerica Investments, Inc. ("SAII"), dated December 19, 2001, whereby SAII has the right to borrow up to $500 million from the Company. This arrangement was amended and restated solely for the purpose of reflecting the name change of the Company from Anchor National Life Insurance Company to SAAL. All terms and conditions set forth in the original arrangement remain in effect, including that any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2011 and 2010.

On September 26, 2001, the Company entered into a short-term financing arrangement with SAII, whereby the Company has the right to borrow up to $500 million from SAII. Any advances made under these arrangements must be repaid within 30 days. There were no balances outstanding under these arrangements at December 31, 2011 and 2010.

OPERATING AGREEMENTS

The Company pays commissions and fees, including support fees to defray marketing and training costs, to affiliated broker-dealers for distributing its annuity products and mutual funds. Amounts paid to these broker-dealers totaled $35.5 million, $32.3 million and $29.5 million for the years ended December 31, 2011, 2010 and 2009, respectively. These broker-dealers distribute a significant portion of the Company's variable annuity products, amounting to approximately 10 percent, 15 percent and 22 percent of premiums received in 2011, 2010 and 2009, respectively. These broker-dealers also distribute a significant portion of the Company's mutual funds, amounting to approximately 14 percent, 16 percent and 18 percent of sales in 2011, 2010 and 2009, respectively.

On February 1, 2004, SAAMCo entered into an administrative services agreement with USL (as successor by merger of FSA into USL) whereby SAAMCo will pay to USL a fee based on a percentage of all assets invested through USL's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for USL's variable annuity products. Amounts incurred by the Company under this agreement totaled $2.3 million, $2.1 million and $1.8 million in 2011, 2010 and 2009, respectively, and are included in the Company's consolidated statements of income (loss).

On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by its affiliate, The Variable Annuity Life Insurance Company ("VALIC"), whereby the trust pays to SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement were $14.4 million, $13.2 million and $11.1 million in 2011, 2010 and 2009, respectively, and are net of certain administrative costs incurred by VALIC of $4.1 million, $3.8 million and $3.2 million, respectively. The net amounts earned by SAAMCo are included in other fees in the consolidated statements of income (loss).

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.2 OTHER RELATED PARTY TRANSACTIONS (CONTINUED)

Pursuant to a Service and Expense Agreement, AIG provides, or causes to be provided, administrative, marketing, accounting, occupancy and data processing services to the Company. The Company is billed in accordance with Regulation 30 or Regulation 33, as applicable, of the New York Insurance Department, and billed amounts do not exceed the cost to AIG. Related to this agreement, the Company is currently the paymaster and payer of shared services for the SunAmerica group of companies. Amounts received for services rendered pursuant to this agreement total $2.2 million and $ 9.4 million for 2011 and 2010, respectively, and amounts paid for such services were $117.7 million for 2009. Netted in the amount for 2011 was $20.4 million paid to AIG for services in such year and allocated to affiliates. Amounts payable to affiliates are non-interest bearing and due on demand. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $72.5 million, $62.8 million and $43.2 million in 2011, 2010 and 2009, respectively, and is deferred and amortized as part of DAC. The other components of such costs are included in general and administrative expenses in the consolidated statements of income (loss).

In addition to the reimbursements noted above, an affiliate is responsible for the administration of the Company's fixed annuity contracts and is reimbursed for the cost of administration. Costs charged to the Company to administer these policies were $0.4 million, $0.3 million and $0.4 million in 2011, 2010 and 2009, respectively. The Company believes these costs are less than the Company would have incurred to administer these policies internally.

Pursuant to an amended and restated Investment Advisory Agreement, the majority of the Company's invested assets are managed by an affiliate of the Company. The allocation of such costs for investment management services is based on the level of assets under management. The investment management fees incurred were $0.6 million, $1.7 million and $1.3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

A separate Service and Expense Sharing Agreement, in compliance with the NASD Notice to Members 03-63, became effective January 1, 2010 for costs related to technology, advertising, payroll and accounts payable processing incurred by the Company for its broker-dealer affiliates. This agreement was entered into in connection with an internal corporate reorganization pursuant to which the Company replaced the Parent as the paymaster and payer of shared services for the SunAmerica group of companies effective as of January 1, 2010. This agreement was amended and restated, effective as of July 1, 2010, to add an additional affiliate to the agreement and update the manner in which costs for shared services would be allocated between the Company and its affiliates that are parties thereto. The amended and restated agreement was further amended on October 29, 2010, to modify the cost allocation applicable to one of the affiliated parties under the agreement.

AMERICAN HOME GUARANTEE

The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time are guaranteed ("the "Guarantee") by American Home Assurance Company ("American Home"), a subsidiary of AIG. American Home files statutory annual and quarterly reports with the New York State Insurance Department, through which such reports are available to the public.

On December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated. The Guarantee will not cover any contracts with a date of issue later than the Point of Termination. The Guarantee will, however, continue to cover insurance obligations on contracts issued by the Company with a date of issue earlier than the Point of Termination, including obligations arising from purchase payments received with respect to these contracts after the Point of Termination. The Guarantee provides that contract owners owning contracts issued by the Company with a date of issue earlier than the Point of Termination can enforce the Guarantee directly against American Home.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.2 OTHER RELATED PARTY TRANSACTIONS (CONTINUED)

CAPITAL MAINTENANCE AGREEMENT

On March 30, 2011, AIG and the Company entered into an Unconditional Capital Maintenance Agreement ("CMA"). Among other things, the CMA provides that AIG would maintain the Company's total adjusted capital (as defined under applicable insurance laws) at or above a certain specified minimum percentage of the Company's projected company action level risk-based capital ("RBC") (as defined under applicable insurance laws). The CMA also provides that if the Company's total adjusted capital is in excess of a certain specified minimum percentage of the Company's company action level RBC (as reflected in the Company's quarterly or annual statutory financial statement), subject to board and regulatory approval(s), the Company would declare and pay ordinary dividends to its equity holders in an amount in excess of that required to maintain the specified minimum percentage.

14. BENEFIT PLANS

Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance (the "U.S. Plans"). AIG's U.S. Plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

The Company is jointly and severally responsible with AIG and other participating companies for funding obligations for the U.S. Plans, Employee Retirement Income Security Act ("ERISA") qualified defined contribution plans and ERISA plans issued by other AIG subsidiaries (the "ERISA Plans"). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the AIG ERISA control group, including the Company. Accordingly, the Company is contingently liable for such obligations. The Company believes that the likelihood of payment under any of these plans is remote. Accordingly, the Company has not established any liability for such contingencies.

15. SUBSEQUENT EVENTS

FIXED MATURITY SECURITIES, TRADING

Through a series of transactions that occurred during the three month period ending March 31, 2012, the New York Fed initiated the sales of the remaining securities held by ML II. These sales resulted in the Company receiving a principal payment of $3.2 million on March 1, 2012 and an additional cash receipt of $20.1 million on March 15, 2012 from ML II that consisted of $11.6 million, $1.7 million, and $6.8 million in principal, contractual interest and residual cash flows, respectively, effectively monetizing the Company's interest in ML II.

The total amount received of $23.3 million by the Company from ML II was remitted as a return of capital to its Parent and ultimately remitted to AIG.

OTHER MATTERS

On December 31, 2012, the Company intends to merge with and into American General Life Insurance Company ("AGL"), with AGL being the surviving company, to implement a more efficient legal entity structure, while continuing to market products and services under currently existing brands. AGL is also an indirect, wholly owned subsidiary of AIG. The merger transaction is subject to receipt of all required regulatory approvals, including the approvals of certain state insurance departments.

                           PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements


The following financial statements are included in Part B of this Registration
Statement:



Variable Annuity Account Seven Financial Statements:


     -   Report of Independent Registered Public Accounting Firm


     -   Statements of Assets and Liabilities, December 31, 2011


     -   Schedules of Portfolio Investments, December 31, 2011


     -   Statements of Operations, for the year ended December 31, 2011


     -   Statements of Changes in Net Assets, for the year ended December 31,
         2011


     - Statements of Changes in Net Assets, for the eight months ended December 31, 2010, except as indicated


     -   Statements of Changes in Net Assets, for the year ended April 30, 2010


     -   Notes to Financial Statements



SunAmerica Annuity and Life Assurance Company Financial Statements:


     -   Report of Independent Registered Public Accounting Firm


     -   Consolidated Balance Sheets -- December 31, 2011 and 2010


     - Consolidated Statements of Income (Loss) -- Years Ended December 31, 2011, 2010 and 2009


     - Consolidated Statements of Comprehensive Income (Loss) -- Years Ended December 31, 2011, 2010 and 2009


     - Consolidated Statements of Shareholder's Equity -- Years Ended December 31, 2011, 2010 and 2009


     - Consolidated Statements of Cash Flows -- Years Ended December 31, 2011, 2010 and 2009


     -   Notes to Consolidated Financial Statements


(b) Exhibits


(1)   Resolutions Establishing Separate Account..................................    1
(2)   Custody Agreements.........................................................    Not Applicable
(3)   (a)  Form of Distribution Contract.........................................    2
      (b)  Form of Selling Agreement.............................................    2
(4)   Variable Annuity Contract
      (a)  Variable Annuity Contract.............................................    2
      (b)  Variable Annuity Certificate..........................................    2
      (c)  Tax Sheltered Annuity (403(b)) Endorsement............................    2
      (d)  Optional Income Benefit Endorsement...................................    4
(5)   (a)  Application for Contract..............................................    2
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Articles of Incorporation........................    5
      (b)  Article of Amendment to Amended and Restated Articles of
           Incorporation.........................................................    5
      (c)  Amended and Restated Bylaws...........................................    5
(7)   Reinsurance Contract.......................................................    Not Applicable
(8)   Material Contracts
      (a)  Form of Anchor Series Trust Fund Participation Agreement..............    2
      (b)  Form of SunAmerica Series Trust Fund Participation Agreement..........    2
(9)   (a)  Opinion of Counsel and Consent of Depositor...........................    3
(10)  Consents...................................................................    Filed Herewith
(11)  Financial Statements Omitted from Item 23..................................    Not Applicable
(12)  Initial Capitalization Agreement...........................................    Not Applicable
(13)  Other
      (a)  Power of Attorney -- SunAmerica Annuity and Life Assurance Company
           Directors.............................................................    7
      (b)  Notice of Termination of Support Agreement............................    6
      (c)  Capital Maintenance Agreement of American International Group, Inc. ..    6

--------

1 Incorporated by reference to Initial Registration Statement, File Nos. 333-
  63511 and 811-09003, filed on September 16, 1998, Accession No. 0000950148-98-
  002194.

2 Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment No.
  3, File Nos. 333-63511 and 811-09003, filed on December 7, 1998, Accession No. 0000950148-98-002682.

3 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-137862 and 811-09003, filed on December 15, 2006, Accession No. 0000950148-06-000157.

4 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
  2, File Nos. 333-137862 and 811-09003, filed on April 25, 2007, Accession No. 0000950148-07-000088.

5 Incorporated by reference to Post-Effective Amendment No. 8 and Amendment No.
  9, File Nos. 333-137866 and 811-07727, filed on July 21, 2009, Accession No. 0000950123-09-023939.

6 Incorporated by reference to Post-Effective Amendment No. 17 and Amendment No.
  18, File Nos. 333-137867 and 811-03859, filed on April 27, 2011, Accession No. 0000950123-11-040070.




7 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No.
  4, File Nos. 333-172003 and 811-03859, filed on April 26, 2012.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


(a) The officers and directors of SunAmerica Annuity and Life Assurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6121, unless otherwise noted.



NAME                             POSITION
----                             --------
Jana W. Greer(1)                 Director, President and Chief Executive Officer
Michael J. Akers(2)              Director and Senior Vice President
William J. Carr(5)               Director
N. Scott Gillis(1)               Director, Senior Vice President and Chief
                                 Financial Officer
Roger E. Hahn(2)                 Director
William J. Kane(3)               Director
Scott H. Richland(4)             Director
Edwin R. Raquel(1)               Senior Vice President and Chief Actuary
Christine A. Nixon               Senior Vice President and Secretary
Stewart R. Polakov(1)            Senior Vice President and Controller
Mallary L. Reznik                Senior Vice President and General Counsel
Timothy W. Still(1)              Senior Vice President
Edward T. Texeria(1)             Senior Vice President and Chief Accounting Officer
Gavin D. Friedman                Vice President and Deputy General Counsel
William T. Devanney, Jr.(1)      Vice President
Rodney A. Haviland(1)            Vice President
Stephen J. Stone(1)              Senior Vice President
Monica F. Suryapranata(1)        Vice President and Variable Annuity Product
                                 Controller
Manda Ghaferi                    Assistant Vice President
Virginia N. Puzon                Assistant Secretary



--------


  (1)  21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901


  (2)  2929 Allen Parkway, Houston, TX 77019

  (3)  10816 Andora Avenue, Chatsworth, CA 91311

  (4)  P.O. Box 297, Palos Verdes Estates, CA 90274


  (5)  147 Warrenton Drive, Houston, TX 77024


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of SunAmerica Annuity and Life Assurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0001047469-11-001369, filed on February 23, 2012. Exhibit 21 is incorporated herein by reference.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of March 30, 2012, the number of Polaris Plus contracts funded by Variable Annuity Account Seven was 89, of which 89 were qualified contracts and 0 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SunAmerica Annuity and Life Assurance Company

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's Bylaws ("Bylaws") authorize the indemnification of directors and officers to the full extent permitted by the laws, including the advance of expenses under the procedures set forth therein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to Section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the Bylaws.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which was filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

    SunAmerica Annuity and Life Assurance Company -- Variable Separate Account SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account One
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Two
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Four
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Five
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Seven
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Nine

    The United States Life Insurance Company in the City of New York -- FS Variable Separate Account


    The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account One


    The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account Two


    The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account Five



    Anchor Series Trust
    SunAmerica Series Trust
    SunAmerica Equity Funds
    SunAmerica Income Funds
    SunAmerica Focused Series, Inc.
    SunAmerica Money Market Funds, Inc.
    SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:

OFFICER/DIRECTORS*                               POSITION
------------------                               --------
Peter A. Harbeck            Director
James T. Nichols            Director, President & Chief Executive Officer
Stephen A. Maginn(1)        Director, Chief Distribution Officer
Frank Curran                Vice President, Controller, Financial Operation
                            Principal and Chief Financial Officer, Treasurer
James D. Siegel             Chief Compliance Officer
John T. Genoy               Vice President
Mallary L. Reznik(2)        Vice President
Christine A. Nixon(2)       Secretary
Virginia N. Puzon(2)        Assistant Secretary

     --------

      * Unless otherwise indicated, the principal business address of SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.


     (1) Principal business address is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901.



     (2) Principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6121.


(c) SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Street, Suite 750, Woodland Hills, California 91367-4901.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

General Representations
-----------------------

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant
------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account Seven certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Los Angeles, and State of California, on this 25th day of April, 2012.


                                        VARIABLE ANNUITY ACCOUNT SEVEN
                                        (Registrant)


                                        By: SUNAMERICA ANNUITY AND LIFE
                                            ASSURANCE COMPANY
                                            (On behalf of Registrant and itself)


                                        By:       /s/ MALLARY L. REZNIK
                                            ------------------------------------

                                                     MALLARY L. REZNIK,
                                            SENIOR VICE PRESIDENT & GENERAL
                                                           COUNSEL


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----
JANA W. GREER*                       Director, President & Chief          April 25, 2012
-----------------------------             Executive Officer
JANA W. GREER                       (Principal Executive Officer)


MICHAEL J. AKERS*                              Director                   April 25, 2012
-----------------------------
MICHAEL J. AKERS


WILLIAM J. CARR*                               Director                   April 25, 2012
-----------------------------
WILLIAM J. CARR


N. SCOTT GILLIS*                  Director, Senior Vice President &       April 25, 2012
-----------------------------          Chief Financial Officer
N. SCOTT GILLIS                     (Principal Financial Officer)


ROGER E. HAHN*                                 Director                   April 25, 2012
-----------------------------
ROGER E. HAHN


WILLIAM J. KANE*                               Director                   April 25, 2012
-----------------------------
WILLIAM J. KANE


SCOTT H. RICHLAND*                             Director                   April 25, 2012
-----------------------------
SCOTT H. RICHLAND


STEWART R. POLAKOV*               Senior Vice President & Controller      April 25, 2012
-----------------------------       (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MANDA GHAFERI                          Attorney-in-Fact               April 25, 2012
-----------------------------
*MANDA GHAFERI

                                  EXHIBIT INDEX


EXHIBIT NO.                                      DESCRIPTION
-----------                                      -----------
(10)            Consents